UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2013

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.81%

Alabama Public School & College Authority, 5.00% due 5/1/2015 (Education System Capital Improvements)	NR/Aa1	$8,530,000	$9,208,135

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	5,000,000	5,559,400

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,640,681

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	897,381

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,941,162

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,215,862

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,515,140

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	854,658

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,143,609

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,190,087

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,351,526

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,070,800

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,058,180

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,285,608

Camden Industrial Development Board, 6.125% due 12/1/2024 pre-refunded 12/1/2013 (Weyerhaeuser Company)	AA+/NR	2,800,000	2,869,580

City of Birmingham GO, 5.00% due 10/1/2013 (Government Services; Insured: MBIA)	AA/Aa2	6,500,000	6,579,560

City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)	AA/Aa2	4,240,000	4,520,434

City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)	AA/Aa2	3,005,000	3,196,419

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	4,141,326

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,944,473

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,294,633

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	3,022,393

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,280,920

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	6,000,000	5,959,500

City of Mobile Industrial Development Board Pollution Control, 5.00% due 6/1/2034 put 3/19/2015 (Alabama Power Company Barry Plant Project)	A/A2	6,000,000	6,404,940

City of Mobile Private Placement Warrants GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	1,255,000	1,294,043

City of Mobile Warrants GO, 5.00% due 2/15/2019 (City Capital Improvements)	AA-/Aa2	2,000,000	2,253,340

City of Montgomery BMC Special Care Facilities Financing Authority, 5.00% due 11/15/2013 (Baptist Health; Insured: Natl-Re) (ETM)	A/NR	1,000,000	1,017,660

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,406,614

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	888,648

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,332,366

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,849,491

Town of Courtland Industrial Development Board, 4.75% due 5/1/2017 (Solid Waste Disposal-International Paper Company Project)	BBB/NR	5,000,000	5,073,100

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,864,125

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,500,000	1,720,395

Alaska — 0.76%

Alaska Energy Power Authority, 6.00% due 7/1/2013 (Bradley Lake Hydroelectric; Insured: AGM)	AA-/Aa2	1,600,000	1,600,768

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,270,780

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2014	AA+/Aa3	2,000,000	2,071,020

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2015	AA+/Aa3	1,900,000	2,042,709

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016	AA+/Aa3	1,100,000	1,215,984

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017	AA+/Aa3	3,000,000	3,394,350

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018	AA+/Aa3	2,455,000	2,823,520

Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: Natl-Re) (State Aid Withholding)	AA/Aa2	1,175,000	1,225,337

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	13,926,240

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,293,924

North Slope Borough GO, 5.00% due 6/30/2015 (Insured: Natl-Re)	AA-/Aa3	3,250,000	3,529,240

North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa3	8,800,000	10,046,784

State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	A/Aa3	1,115,000	1,235,008

Arizona — 4.03%

Arizona Board of Regents, 4.00% due 7/1/2014 (ASU Polytechnic, Tempe, West Campus Capital Projects)	AA/Aa3	400,000	414,664

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,439,136

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,039,400

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	4,156,831

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,601,129

Arizona Board of Regents COP, 5.00% due 9/1/2019 pre-refunded 9/1/2014 (Northern Arizona University Research Infrastructure Projects; Insured: AMBAC)	A/A2	3,500,000	3,691,660

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,254,727

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,145,780

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,683,635

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,645,070

Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	AA-/Aa3	6,080,000	6,938,982

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,828,325

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	5,002,310

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,706,909

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,338,768

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	4,020,625

Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)	A/A3	1,470,000	1,657,146

Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)	A/A3	1,365,000	1,547,378

Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)	A/A3	1,290,000	1,445,200

Arizona Lottery, 5.00% due 7/1/2018 (Insured: AGM)	AA/A1	8,370,000	9,628,011

Arizona Lottery, 5.00% due 7/1/2020 (Insured: AGM)	AA/A1	8,705,000	10,144,894

Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	6,329,862

Arizona School Facilities Board, 5.00% due 1/1/2017 pre-refunded 7/1/2015 (State School Improvement)	AAA/Aaa	1,225,000	1,335,532

Arizona School Facilities Board COP, 5.25% due 9/1/2023 (School Site and Building Projects)	A+/A1	1,315,000	1,450,261

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	4,129,550

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,874,616

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,850,800

City of Chandler, 3.00% due 7/1/2013	AA/Aa3	1,905,000	1,905,419

City of Chandler, 3.00% due 7/1/2014	AA/Aa3	2,790,000	2,864,074

City of Phoenix Civic Improvement Corp., 3.00% due 7/1/2013	A+/A1	1,000,000	1,000,220

City of Tucson, 5.00% due 7/1/2022	AA+/A1	2,135,000	2,449,955

City of Tucson GO, 3.625% due 7/1/2015 (Insured: Natl-Re/FGIC)	AA-/Aa3	1,750,000	1,852,270

Deer Valley USD No. 97 of Maricopa County, 4.00% due 7/1/2015 (2004 School Improvement Project; Insured: AGM)	NR/Aa2	1,325,000	1,407,110

Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)	A-/NR	1,000,000	1,058,840

Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,325,000	1,433,849

Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,578,557

Glendale Western Loop 101 Public Facilities Corp., 6.00% due 7/1/2019 pre-refunded 1/1/2014	AA/A3	2,200,000	2,263,998

Maricopa County IDA Health Facilities, 4.125% due 7/1/2015 (Catholic Health Care West)	A/A3	1,600,000	1,696,528

Maricopa County IDA Health Facilities, 5.00% due 7/1/2038 put 7/1/2014 (Catholic Health Care West)	A/A3	7,500,000	7,789,425

Mesa Highway GO, 3.25% due 7/1/2016	AA+/Aa3	10,000,000	10,225,700

Mohave County IDA, 5.00% due 4/1/2014 (Mohave Prison LLC; Insured: Syncora) (ETM)	AA+/NR	3,135,000	3,245,289

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	12,100,000	12,986,930

Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014 (Arizona Public Service Co.)	BBB+/Baa1	1,600,000	1,666,336

Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014 (Arizona Public Service Co.)	BBB+/Baa1	2,600,000	2,716,454

Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	BBB+/Baa1	9,700,000	10,696,287

Phoenix Union High School District No. 210 of Maricopa County GO, 4.00% due 7/1/2015 (2003 School Improvement Project; Insured: Natl-Re)	AA/Aa2	1,500,000	1,598,235

Pima County, 4.00% due 7/1/2014 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,500,000	1,554,285

Pima County, 5.00% due 7/1/2015 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,400,000	1,518,104

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,000,000	2,231,780

	Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA-/A2	5,040,000	5,625,144

	Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,750,000	3,137,530

	Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	529,735

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA-/A2	5,000,000	5,733,400

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,000,000	2,313,040

	Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	700,000	809,564

	Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	582,705

[a]	Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,200,000	1,223,196

	Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	400,000	463,996

	Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,325,000	1,316,745

	Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	580,150

	Pima County COP, 3.00% due 12/1/2014 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,420,000	2,505,547

	Pima County COP, 5.00% due 12/1/2015 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,250,000	1,372,913

	Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	675,750

	Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,600,400

	Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	579,705

	Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	890,651

	Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,411,394

	Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,457,070

	Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)	NR/Baa3	190,000	190,027

	Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)	AA/Aa2	2,500,000	2,727,125

	Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)	AA/Aa2	3,000,000	3,313,380

	Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)	AA/Aa2	3,285,000	3,651,442

	Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)	AA/Aa2	2,000,000	2,231,280

	Salt River Agricultural Improvement & Power District, 3.00% due 1/1/2014	AA/Aa1	11,275,000	11,434,767

	Salt River Agricultural Improvement & Power District, 5.00% due 1/1/2014	AA/Aa1	2,265,000	2,273,743

	Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	A-/A2	6,885,000	7,562,140

	State of Arizona COP, 5.00% due 10/1/2014 (State Dept. of Administration Lease Purchase Agreement; Insured: AGM)	AA-/A1	10,375,000	10,934,212

	Town of Gilbert Public Facilities Municipal Property Corp., 3.00% due 7/1/2015	AA/Aa2	1,080,000	1,123,502

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

University of Arizona Medical Center Corp. GO, 5.00% due 7/1/2014	BBB+/Baa1	1,000,000	1,038,690

Yuma Property Corp. Utility Systems, 5.00% due 7/1/2016 (Insured: Syncora)	A+/A1	2,000,000	2,195,860

Yuma Property Corp. Utility Systems, 5.00% due 7/1/2018 (Insured: Syncora)	A+/A1	2,130,000	2,348,623

Arkansas — 0.56%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	469,761

Board of Trustees of the University of Arkansas, 1.00% due 9/15/2013 (Fayetteville Campus Athletic Facilities)	NR/Aa2	200,000	200,322

Board of Trustees of the University of Arkansas, 1.00% due 11/1/2013 (Fayetteville Campus Capital Projects)	NR/Aa2	250,000	250,643

Board of Trustees of the University of Arkansas, 1.00% due 9/15/2014 (Fayetteville Campus Athletic Facilities)	NR/Aa2	475,000	478,430

Board of Trustees of the University of Arkansas, 1.00% due 11/1/2014 (Fayetteville Campus Capital Projects)	NR/Aa2	295,000	297,272

Board of Trustees of the University of Arkansas, 2.00% due 9/15/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	455,000	467,103

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2015 (Fayetteville Campus Capital Projects)	NR/Aa2	375,000	385,298

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Capital Projects)	NR/Aa2	600,000	616,890

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	666,696

Fort Smith Water & Sewer, 2.00% due 10/1/2013 (Insured: AGM)	AA-/NR	1,000,000	1,003,800

Fort Smith Water & Sewer, 3.00% due 10/1/2014 (Insured: AGM)	AA-/NR	1,000,000	1,031,830

Fort Smith Water & Sewer, 3.50% due 10/1/2016 (Insured: AGM)	AA-/NR	1,370,000	1,471,051

Fort Smith Water & Sewer, 3.50% due 10/1/2017 (Insured: AGM)	AA-/NR	1,930,000	2,082,200

Fort Smith Water & Sewer, 4.00% due 10/1/2018 (Insured: AGM)	AA-/NR	1,000,000	1,099,990

Fort Smith Water & Sewer, 4.00% due 10/1/2019 (Insured: AGM)	AA-/NR	1,670,000	1,839,421

Independence County PCR, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/Baa1	6,400,000	6,637,888

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,205,000	1,269,082

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,395,000	1,486,024

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,375,000	1,468,142

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	9,895,200

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,495,000	1,633,885

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,580,000	1,733,007

California — 7.51%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,387,860

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA-/A2	3,250,000	2,206,912

Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)	AA-/NR	520,000	528,060

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA-/NR	325,000	345,842

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA-/NR	965,000	1,064,810

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA-/NR	1,020,000	1,141,247

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA-/NR	725,000	815,110

Cabrillo USD GO, 0% due 8/1/2015 (Educational Facilities Projects; Insured: AMBAC)	NR/NR	1,000,000	970,230

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	713,730

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,638,792

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,606,928

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,575,000	2,899,527

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,865,000	3,321,251

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,975,000	2,341,896

California HFFA, 5.00% due 3/1/2020 (Catholic HealthCare West Health Facilities)	A/A3	4,400,000	5,061,628

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,695,000	2,004,338

California HFFA, 5.00% due 3/1/2021 (Catholic HealthCare West Health Facilities)	A/A3	3,450,000	3,984,232

California HFFA, 5.25% due 3/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	7,020,000	8,063,523

California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic HealthCare West Health Facilities)	A/A3	3,500,000	3,658,935

California HFFA, 5.00% due 7/1/2028 put 7/1/2014 (Catholic HealthCare West Health Facilities)	A/A3	2,000,000	2,079,860

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	A/A2	795,000	798,140

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	5,000,000	5,403,000

California State Department of Water Resources, 5.00% due 5/1/2016	AA-/Aa3	5,000,000	5,562,450

California State Economic Recovery GO, 5.00% due 7/1/2018	A+/Aa2	4,000,000	4,643,800

California State Economic Recovery GO, 5.00% due 7/1/2020	A+/Aa2	4,200,000	4,886,784

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments-MFH; Collateralized: GNMA)	NR/Aa1	1,725,000	1,752,962

California State Public Works Board, 3.00% due 4/1/2014 (Various Capital Projects)	A-/A2	250,000	254,973

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re/FGIC)	AA-/Aa2	3,000,000	3,370,350

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re/FGIC)	AA-/Aa2	3,000,000	3,446,070

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A-/Aa3	3,000,000	3,434,880

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A-/Aa3	2,700,000	3,126,600

California State Public Works Board, 5.00% due 4/1/2020 (Riverside Campus)	A-/A2	1,585,000	1,832,355

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A-/A2	1,675,000	1,937,138

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A-/A2	5,685,000	6,574,702

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A-/A2	1,000,000	1,156,870

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A-/A2	1,500,000	1,735,275

California State Public Works Board, 5.00% due 4/1/2021 (Riverside Campus)	A-/A2	890,000	1,018,667

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A-/A2	1,250,000	1,431,963

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A-/A2	5,000,000	5,727,850

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A-/A2	1,000,000	1,147,260

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A-/A2	1,750,000	2,008,353

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A2	500,000	570,100

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A-/A2	11,555,000	13,185,873

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A-/A2	1,900,000	2,157,697

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	30,617,730

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)	NR/NR	2,100,000	2,142,504

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	6,841,462

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)	A+/NR	5,960,000	4,940,840

Centinela Valley USD GO, 4.00% due 12/1/2013	SP-1+/NR	5,665,000	5,746,803

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/A1	600,000	681,288

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/A1	1,750,000	2,030,823

Chula Vista COP, 5.25% due 3/1/2018	A/NR	1,170,000	1,293,985

Chula Vista COP, 5.25% due 3/1/2019	A/NR	1,235,000	1,371,962

City and County of San Francisco GO, 5.00% due 6/15/2015 (Various Capital Projects)	AA/Aa1	18,385,000	19,995,158

City of Pasadena COP, 0% due 2/1/2014 (Conference Center Project; Insured: AMBAC)	AA+/NR	1,490,000	1,486,931

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)	AA/NR	2,685,000	2,248,365

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	5,000,000	5,613,450

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Insured: AGM)	AA-/NR	3,000,000	3,398,010

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Insured: AGM)	AA-/NR	3,000,000	3,416,430

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA-/A1	1,075,000	993,408

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA-/A1	1,200,000	1,094,328

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	A/Baa1	2,655,000	1,990,082

Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)	NR/NR	2,000,000	2,078,080

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	12,000,000	12,273,000

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018	A+/A2	2,295,000	2,545,316

Los Angeles County Metropolitan Transportation Authority, 5.00% due 7/1/2019 (Metro Orange Line Transit System; Insured: Natl-Re)	AA+/Aa3	2,185,000	2,278,234

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles County Public Works Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA-/A1	17,935,000	20,833,117

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA-/A1	4,000,000	4,613,240

Los Angeles USD COP, 5.00% due 10/1/2017 (Information Technology; Insured: AMBAC)	A+/A1	2,445,000	2,768,840

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities Improvements)	A+/A1	4,600,000	5,363,186

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities Improvements)	A+/A1	7,040,000	8,169,075

Los Angeles USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA-/Aa2	4,000,000	4,561,960

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,587,153

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,553,325

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	5,000,000	4,588,550

Needles USD GO, 0% due 8/1/2023	A/Baa1	1,005,000	586,277

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A2	1,000,000	1,138,820

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A3	4,480,000	5,136,454

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A2	1,000,000	1,161,090

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A2	1,325,000	1,515,111

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	A+/Aa3	1,245,000	1,412,627

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aa1	1,000,000	859,820

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	1,916,262

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,471,800

Regents of the University of California, 5.00% due 5/15/2019 (Higher Education Facilities; Insured: AGM)	AA/Aa1	4,245,000	4,596,359

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re/FGIC)	AA-/Aa2	3,910,000	2,750,098

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re/FGIC)	A/NR	2,920,000	2,225,098

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re/FGIC)	A/NR	1,600,000	1,074,816

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	5,975,898

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,795,007

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/A1	750,000	851,610

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Insured: AMBAC)	BBB/NR	8,290,000	8,756,230

Sacramento County Sanitation Districts Financing Authority, 0.08% due 12/1/2039 put 7/1/2013 (Sacramento Regional Wastewater Treatment Plant; LOC: Morgan Stanley) (daily demand notes)	AAA/Aa3	12,025,000	12,025,000

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	A/A3	4,870,000	5,341,659

Sacramento Municipal Utility District, 5.00% due 7/1/2019 (Cosumnes Project; Insured: Natl-Re)	A/A3	5,000,000	5,436,700

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	A/A3	8,675,000	9,353,558

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	A+/NR	4,000,000	4,542,120

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	A+/NR	3,000,000	3,389,130

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	A+/NR	8,000,000	8,959,360

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/Ba1	1,240,000	1,273,269

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	10,000,000	11,988,900

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2022 (Insured: Natl-Re)	AA+/Aa2	1,220,000	1,314,770

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA-/Aa2	7,600,000	6,233,444

San Jose Redevelopment Agency, 6.00% due 8/1/2015 (Insured: Natl-Re)	A/Baa1	2,780,000	2,998,286

San Juan USD GO, 0% due 8/1/2015 (Sacramento County Educational Facilities; Insured: AGM)	AA-/Aa2	760,000	742,391

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development Project)	A+/NR	3,900,000	4,001,127

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/Baa1	4,035,000	4,618,421

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)	AA-/NR	3,425,000	2,880,082

Santa Clara County Financing Authority, 4.00% due 5/15/2014 (Multiple Facilities)	AA/A1	4,245,000	4,375,534

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	A/Baa1	7,000,000	4,112,430

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,779,080

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,642,230

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	2,000,000	2,036,300

State of California GO, 4.00% due 9/1/2013 (Various Purposes)	A/A1	1,000,000	1,006,520

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	A/A1	1,250,000	1,430,500

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	A/A1	10,000,000	11,773,500

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	A/A1	5,000,000	5,894,550

Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)	A+/A2	2,000,000	2,278,740

Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)	A+/A2	2,000,000	2,299,080

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	996,747

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,068,065

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,106,396

Twin Rivers USD GO, 0% due 4/1/2014 (Educational Facilities Improvements)	SP-1/NR	3,490,000	3,469,723

Ventura County COP, 5.00% due 8/15/2016	AA/Aa3	1,520,000	1,687,778

Ventura County COP, 5.25% due 8/15/2017	AA/Aa3	1,635,000	1,863,589

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities Projects; Insured: AGM)	AA-/Aa3	4,000,000	2,767,200

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	AA+/NR	6,180,000	7,030,430

Colorado — 3.40%

Adams County Platte Valley Medical Center, 5.00% due 2/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA)	A/NR	1,475,000	1,577,970

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Adams County Platte Valley Medical Center, 5.00% due 8/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA)	A/NR	1,505,000	1,641,218

Beacon Point Metropolitan District, 4.375% due 12/1/2015 (LOC: Compass Bank)	BBB-/NR	655,000	655,026

Castle Oaks Metropolitan District GO, 6.125% due 12/1/2035 pre-refunded 12/1/2015	NR/NR	1,428,000	1,603,858

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	A+/A1	1,725,000	1,944,196

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	A+/A1	1,000,000	1,150,320

City & County of Denver COP, 5.00% due 5/1/2014 (Human Services Center Properties; Insured: MBIA)	AA+/Aa1	4,000,000	4,149,360

City & County of Denver COP, 5.00% due 12/1/2016 (Buell Theatre/Jail Dormitory; Insured: Natl-Re)	AA+/Aa1	3,025,000	3,083,261

City & County of Denver COP, 0.07% due 12/1/2029 put 7/1/2013 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	22,665,000	22,665,000

City & County of Denver COP, 0.07 % due 12/1/2029 put 7/1/2013 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	45,650,000	45,650,000

City & County of Denver COP, 0.07 % due 12/1/2031 put 7/1/2013 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	35,690,000	35,690,000

City & County of Denver GO, 3.00% due 8/1/2015 (Various Purposes)	AAA/Aaa	920,000	967,564

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	382,256

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	440,320

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	658,230

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,154,660

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,173,603

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,342,203

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,852,020

Colorado Department of Corrections COP, 4.00% due 3/1/2014 (Colorado Penitentiary II Project)	AA-/Aa2	1,285,000	1,316,996

Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project)	AA-/Aa2	2,000,000	2,212,780

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project)	AA-/Aa2	2,000,000	2,268,480

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project)	AA-/Aa2	1,590,000	1,823,730

Colorado Department of Corrections COP, 5.00% due 3/1/2019 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	5,374,144

Colorado Educational & Cultural Facilities, 4.00% due 6/1/2014 (NCSL)	A/A3	660,000	675,319

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2016 (NCSL)	A/A3	1,475,000	1,600,935

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2018 (NCSL)	A/A3	1,625,000	1,808,414

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2020 (NCSL)	A/A3	1,805,000	2,036,600

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2021 (NCSL)	A/A3	1,000,000	1,118,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Colorado Educational & Cultural Facilities, 0.07% due 5/1/2037 put 7/1/2013 (National Jewish Federation; LOC: JPMorgan Chase Bank) (daily demand notes)	NR/Aa3	650,000	650,000

Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)	AA-/Aa3	2,840,000	2,889,672

Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)	AA-/Aa3	2,365,000	2,593,601

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA-/NR	1,185,000	1,333,326

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA-/NR	2,225,000	2,568,162

Colorado HFA, 5.50% due 10/1/2038 put 11/12/2015 (Catholic Health Initiatives)	AA-/Aa3	1,000,000	1,109,450

Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health Initiatives)	AA-/Aa3	3,000,000	3,188,550

Colorado HFA, 5.00% due 7/1/2039 put 11/12/2013 (Catholic Health Initiatives)	NR/NR	7,255,000	7,382,035

Colorado Higher Education COP, 5.00% due 11/1/2013	AA-/Aa2	1,025,000	1,040,877

County of Fremont COP, 5.25% due 12/15/2022 pre-refunded 12/15/2013 (Insured: Natl-Re)	A/Baa1	890,000	910,069

Denver Convention Center Hotel Authority, 5.25% due 12/1/2014 (Insured: Syncora)	BBB-/Baa3	3,450,000	3,637,404

Denver Convention Center Hotel Authority, 5.00% due 12/1/2019 pre-refunded 12/1/2013 (Insured: Syncora)	NR/NR	5,000,000	5,098,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,958,001

Denver Convention Center Hotel Authority, 5.00% due 12/1/2022 pre-refunded 12/1/2013 (Insured: Syncora)	NR/NR	2,000,000	2,039,200

Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,000,000	1,063,320

Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA-/NR	2,175,000	2,495,203

Durango School District No. 9-R GO, 5.00% due 11/1/2020 pre-refunded 11/1/2013 (La Plata County Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa2	1,760,000	1,787,720

E-470 Public Highway Authority, 0% due 9/1/2014 (Insured: Natl-Re)	A/Baa1	1,910,000	1,861,295

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,080,250

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,518,993

Joint School District No. 28J GO, 5.25% due 12/1/2019 pre-refunded 12/1/2013 (Adams and Arapahoe Counties Educational Facilities; Insured: AGM) (State Aid Withholding)	AA-/Aa2	500,000	510,570

Mesa County Valley School District No. 51 GO, 5.00% due 12/1/2013 (City of Grand Junction Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa2	1,000,000	1,019,780

Park Creek Metropolitan District, 5.00% due 12/1/2015 (Insured: AGM)	AA-/NR	1,000,000	1,088,680

Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM)	AA-/NR	1,035,000	1,152,814

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM)	AA-/NR	1,525,000	1,715,610

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM)	AA-/NR	1,200,000	1,393,104

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM)	AA-/NR	1,000,000	1,173,830

Poudre School District R-1 GO, 5.75% due 12/15/2021 pre-refunded 12/15/2013 (Larimer County School Buildings; Insured: Natl-Re) (State Aid Withholding)	NR/NR	500,000	512,695

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	789,593

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	979,276

	Regional Transportation District COP, 5.00% due 6/1/2018	A-/Aa3	1,750,000	1,986,722

	Regional Transportation District COP, 5.00% due 6/1/2019	A-/Aa3	4,730,000	5,408,235

	Regional Transportation District COP, 5.00% due 6/1/2020	A-/Aa3	3,655,000	4,188,447

	Regional Transportation District COP, 5.50% due 6/1/2021	A-/Aa3	2,370,000	2,736,663

	Southlands Metropolitan District GO, 6.75% due 12/1/2016 pre-refunded 12/1/2014	AA+/NR	625,000	670,519

	Connecticut — 0.27%

	Capital City EDA, 5.00% due 6/15/2015 (Adriaen’s Landing Convention Center; Insured: AGM)	AA/A2	1,705,000	1,775,928

	City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/A2	2,080,000	2,179,258

	State of Connecticut GO, 5.00% due 6/1/2019 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	3,139,180

	State of Connecticut GO Floating Rate Note, 0.83% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	726,871

	State of Connecticut GO Floating Rate Note, 0.71% due 9/15/2024 (Education Capital Projects)	AA/Aa3	10,000,000	10,004,800

	Delaware — 0.03%

	State of Delaware GO, 5.00% due 7/1/2014	AAA/Aaa	860,000	901,650

	State of Delaware GO, 5.25% due 8/1/2014	AAA/Aaa	1,000,000	1,055,000

	District of Columbia — 0.77%

	District of Columbia, 4.00% due 4/1/2015 (National Public Radio)	AA-/Aa3	1,000,000	1,060,280

	District of Columbia, 5.00% due 4/1/2016 (National Public Radio)	AA-/Aa3	885,000	984,394

	District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/Aa3	1,830,000	2,007,309

	District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/Aa3	1,745,000	2,010,397

	District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/Aa3	805,000	933,124

	District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/Aa3	1,890,000	2,206,386

	District of Columbia Convention Center Authority, 5.00% due 10/1/2013 (Washington Convention Center; Insured: AMBAC)	A/A1	3,000,000	3,033,630

	District of Columbia COP, 5.25% due 1/1/2015 (Insured: Natl-Re/FGIC)	A+/Aa3	3,125,000	3,329,187

	District of Columbia COP, 5.25% due 1/1/2016 (Insured: Natl-Re/FGIC)	A+/Aa3	4,700,000	5,171,410

	District of Columbia COP, 5.00% due 1/1/2018	A+/Aa3	5,000,000	5,395,800

	District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)	A+/Aa3	5,000,000	5,383,000

	District of Columbia COP, 4.50% due 1/1/2021 (Insured: Natl-Re/FGIC)	A+/Aa3	1,100,000	1,163,349

	District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA-/Aa2	5,000,000	5,959,250

	District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA-/Aa2	3,005,000	3,546,080

	District of Columbia Housing Finance Agency, 5.00% due 7/1/2014 (Insured: AGM-HUD Loan)	AA-/A2	1,195,000	1,244,509

	District of Columbia Housing Finance Agency, 5.00% due 7/1/2015 (Insured: AGM-HUD Loan)	AA-/A2	1,480,000	1,585,480

	Metropolitan Washington Airports Authority, 0% due 10/1/2014 (Dulles Toll Road; Insured: AGM)	AA-/A3	2,000,000	1,972,540

	Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA-/A3	4,000,000	3,712,760

	Florida — 7.78%

	Broward County, 5.00% due 9/1/2013 (Port Facilities)	A-/A2	2,000,000	2,014,840

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC) (ETM)	NR/A1	1,625,000	1,719,575

	Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC)	A+/A1	2,375,000	2,508,190

	Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A2	2,820,000	3,140,775

	Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	548,710

	Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,138,400

	Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A2	3,500,000	4,014,500

	Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	467,997

	Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	575,445

	Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A2	2,800,000	3,243,604

	Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,158,080

	Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,821,966

	Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,327,040

	Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)	AA-/Aa3	3,035,000	3,287,057

	Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)	AA-/Aa3	1,495,000	1,651,855

	Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA-/Aa3	3,715,000	4,132,009

[a]	Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA-/Aa3	7,630,000	8,486,467

	Broward County School Board COP, 5.00% due 7/1/2017 (Insured: Natl-Re/FGIC)	A/Aa3	1,000,000	1,118,710

	Broward County School Board COP, 5.00% due 7/1/2021	A/Aa3	4,000,000	4,572,000

	Broward County School Board COP, 5.00% due 7/1/2022	A/Aa3	4,580,000	5,218,910

	Capital Projects Finance Authority, 5.50% due 10/1/2015 (University of Central Florida Apartment Student Housing; Insured: Natl-Re)	A/Baa1	2,660,000	2,660,771

	City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	A+/Aa3	2,195,000	2,472,316

	City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,773,683

	City of Gainesville, 6.50% due 10/1/2013 (Utility Systems Capital Projects)	AA/Aa2	4,800,000	4,873,824

	City of Gainesville, 0.05% due 10/1/2026 put 7/1/2013 (Utility Systems Capital Projects; SPA: Suntrust Bank) (daily demand notes)	AA/Aa2	7,110,000	7,110,000

	City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa2	1,000,000	1,143,730

	City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa2	1,050,000	1,211,270

	City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa2	500,000	581,895

	City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa2	1,000,000	1,169,300

	City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa2	1,105,000	1,280,330

	City of Lakeland, 3.00% due 11/15/2013 (Lakeland Regional Health Systems)	NR/A2	1,000,000	1,009,420

	City of Lakeland, 6.05% due 10/1/2014 (Energy System; Insured: AGM)	AA/A1	3,750,000	4,008,975

	City of Lakeland, 4.00% due 11/15/2014 (Lakeland Regional Health Systems)	NR/A2	1,000,000	1,038,460

	City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/A1	9,780,000	10,923,086

	City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/A1	7,105,000	8,082,080

	City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/A1	5,000,000	5,790,400

	City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,451,676

	City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/A1	1,695,000	1,972,166

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	A/A2	1,970,000	2,209,099

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	846,443

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,338,240

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,888,821

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	897,780

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,149,570

City of Port St. Lucie, 5.00% due 9/1/2015 (Tesoro Special Assessment District; Insured: Natl-Re)	NR/A1	250,000	269,975

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/Aa3	2,140,000	2,136,704

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/Aa3	2,175,000	2,150,966

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/Aa3	2,215,000	2,165,783

Collier County, 4.00% due 10/1/2014	AA/Aa2	1,410,000	1,473,464

Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)	AA+/Aa2	1,835,000	1,952,257

Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)	AA-/A2	1,605,000	1,680,419

Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)	AA-/A2	1,500,000	1,622,955

Florida Atlantic University Financing Corp., 5.00% due 7/1/2014 (Innovation Village Capital Improvements)	A/A1	1,950,000	2,040,890

Florida Atlantic University Financing Corp., 5.00% due 7/1/2015 (Innovation Village Capital Improvements)	A/A1	2,395,000	2,586,025

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,514,398

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,930,080

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2014 (Nova Southeastern University)	BBB/Baa2	2,365,000	2,433,869

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa2	2,350,000	2,494,901

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa2	2,345,000	2,542,683

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa2	1,325,000	1,476,050

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa2	2,630,000	2,938,683

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,349,227

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa2	1,035,000	1,139,959

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa2	1,705,000	1,937,494

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa2	1,030,000	1,139,190

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	678,832

Florida Hurricane Catastrophe Fund Finance Corp., 5.00% due 7/1/2014	AA-/Aa3	11,000,000	11,488,180

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,426,154

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,564,719

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,679,014

Florida State Correctional Privatization Commission COP, 5.00% due 8/1/2015 (Insured: AMBAC)	AA+/Aa2	2,000,000	2,092,020

Florida State Department of Children & Families COP, 5.00% due 10/1/2014	AA+/NR	905,000	945,535

Florida State Department of Children & Families COP, 5.00% due 10/1/2015	AA+/NR	925,000	994,671

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,427,110

Florida State Housing Finance Corp., 1.625% due 1/1/2015 (Captiva Cove Apartments-Multi-Family Mtg; Insured: FNMA)	NR/Aaa	1,600,000	1,601,008

Florida Turnpike Authority, 5.00% due 7/1/2013 (Department of Transportation)	AA-/Aa3	4,875,000	4,876,950

Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health System Sunbelt Group)	AA-/Aa3	1,000,000	1,094,850

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	1,000,000	1,124,270

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	3,200,000	3,676,224

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa3	1,000,000	1,089,650

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	3,000,000	3,464,640

Highlands County HFA, 5.00% due 11/15/2035 pre-refunded 11/15/2015 (Adventist Health System/Sunbelt Group)	AA-/Aa3	1,225,000	1,350,820

Hillsborough County, 5.00% due 3/1/2015 (Water and Wastewater System Capital Improvements; Insured: Natl-Re/FGIC)	A+/A1	5,000,000	5,313,250

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,118,600

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,843,942

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,116,504

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,404,550

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,647,234

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,661,606

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,446,434

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa2	1,300,000	1,489,813

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Insured: Syncora)	NR/A3	2,000,000	2,154,680

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Insured: Syncora)	NR/A3	2,000,000	2,179,060

Hollywood Water & Sewer, 5.00% due 10/1/2014 (Insured: AGM)	NR/Aa2	1,300,000	1,315,470

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	4,500,000	4,917,645

JEA, 3.50% due 10/1/2013 (Water & Sewer Systems)	AA/Aa2	5,565,000	5,611,746

JEA, 5.00% due 10/1/2014 (Electric System; Insured: AGM)	AA-/Aa3	1,000,000	1,035,650

JEA, 5.00% due 10/1/2014 pre-refunded 4/1/2014 (Electric System)	NR/NR	2,245,000	2,325,034

JEA, 5.00% due 10/1/2014 (Electric System)	NR/Aa3	4,920,000	5,092,594

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,860,193

JEA, 5.00% due 10/1/2018 (Water & Sewer Systems)	AA/Aa2	1,500,000	1,746,510

Kissimmee Utility Authority, 5.25% due 10/1/2015 (Electrical Systems; Insured: AGM)	NR/A1	2,235,000	2,262,736

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,910,613

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,126,860

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,785,248

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,274,333

Marion County Hospital District, 5.00% due 10/1/2015 (Munroe Regional Health Systems)	NR/Baa1	1,000,000	1,070,820

Miami Beach GO, 4.00% due 9/1/2019	AA-/Aa2	2,745,000	3,030,398

Miami Beach GO, 5.00% due 9/1/2020	AA-/Aa2	3,720,000	4,349,350

Miami Beach GO, 4.00% due 9/1/2021	AA-/Aa2	1,015,000	1,110,918

Miami Beach GO, 5.00% due 9/1/2022	AA-/Aa2	1,000,000	1,146,330

Miami-Dade County, 4.00% due 10/1/2013 (UMSA Municipal Capital Improvements; Insured: AGM)	NR/Aa3	2,075,000	2,094,256

Miami-Dade County, 5.00% due 10/1/2014 (Water and Sewer System; Insured: BHAC)	AA+/Aa1	1,070,000	1,131,782

Miami-Dade County, 0% due 10/1/2015 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	3,845,000	3,699,736

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	3,535,000	3,289,600

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	2,435,000	2,186,849

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	5,385,000	4,615,860

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	2,170,000	1,759,393

Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,242,580

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Insured: AGM)	AA-/A2	7,530,000	8,715,373

Miami-Dade County Expressway Authority, 5.00% due 7/1/2029 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re/FGIC)	A/A3	490,000	513,221

Miami-Dade County Expressway Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re/FGIC)	A/A3	305,000	319,454

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA-/Aa2	5,040,000	5,823,569

Miami-Dade County School Board, 5.00% due 5/1/2014	NR/NR	615,000	639,010

Miami-Dade County School Board, 5.00% due 5/1/2014	NR/NR	385,000	399,422

Miami-Dade County School Board COP, 5.00% due 10/1/2015 (Insured: AMBAC)	A/A1	1,000,000	1,086,740

Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	A/A1	4,065,000	4,472,476

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,111,630

Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016	A/A1	6,000,000	6,621,480

Miami-Dade County School District GO, 5.375% due 8/1/2015 (Insured: AGM)	AA-/Aa3	5,130,000	5,608,167

Orange County HFA, 5.00% due 10/1/2013 (Orlando Health, Inc.)	A/A2	1,100,000	1,112,562

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Orange County HFA, 5.00% due 10/1/2014 (Orlando Health, Inc.)	A/A2	2,790,000	2,928,607

	Orange County HFA, 5.00% due 10/1/2015 (Orlando Health, Inc.	A/A2	500,000	539,225

	Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	A/A2	2,310,000	2,504,548

	Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A2	1,980,000	2,225,342

	Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A2	6,050,000	6,996,704

	Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	A/A2	1,870,000	2,223,580

	Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A2	4,150,000	4,642,439

	Orlando & Orange County Expressway Authority, 5.00% due 7/1/2013 (Insured: AMBAC) (ETM)	A/A2	5,845,000	5,847,280

	Orlando & Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/IBC/FGIC)	A/A2	3,000,000	3,610,470

	Palm Beach County School Board COP, 5.00% due 8/1/2018 (Master Lease Purchase Agreement)	NR/Aa3	800,000	918,624

	Palm Beach County School Board COP, 4.00% due 8/1/2019 (Master Lease Purchase Agreement)	NR/Aa3	940,000	1,031,838

	Palm Beach County School Board COP, 5.00% due 8/1/2020 (Master Lease Purchase Agreement)	NR/Aa3	1,090,000	1,261,958

	Palm Beach County School Board COP, 4.00% due 8/1/2021 (Master Lease Purchase Agreement)	NR/Aa3	3,835,000	4,145,405

	Palm Beach County School Board COP, 5.00% due 8/1/2022 (Master Lease Purchase Agreement)	NR/Aa3	1,660,000	1,896,882

	Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Master Lease Purchase Agreement)	NR/Aa3	1,300,000	1,445,275

	Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,426,306

	Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,176,500

	Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,616,627

	Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,757,305

	Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,000,000	11,422,100

[b]	Reedy Creek Improvement District, 2.50% due 10/1/2013 (Walt Disney World Resort Complex Utility Systems)	A/A1	865,000	869,636

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2014 (Walt Disney World Resort Complex Utility Systems)	A/A1	460,000	485,240

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	455,008

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	867,805

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,375,764

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	709,138

[b]	Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	846,570

	School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,797,888

	School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,530,913

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,280,400

	School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,688,285

	School Board of Lee County COP, 4.75% due 8/1/2020 pre-refunded 2/1/2014 (Insured: AGM	AA-/Aa3	500,000	512,990

	School District of Polk County, 5.00% due 10/1/2013 (Educational Facilities; Insured: Natl-Re)	A/Baa1	2,000,000	2,020,940

	South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	7,260,000	7,840,510

	South Florida Water Management District COP, 5.00% due 10/1/2015 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	1,000,000	1,087,850

[a]	South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	548,205

	South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,570,987

	South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	5,270,567

	St. John’s County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)	NR/NR	1,450,000	1,473,171

	St. Petersburg HFA, 5.50% due 11/15/2015 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,995,000	2,003,279

	St. Petersburg HFA, 5.50% due 11/15/2016 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,980,000	1,988,177

	Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Insured: AGM)	AA-/Aa3	5,000,000	5,703,100

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa2	5,615,000	6,465,897

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa2	2,890,000	3,371,272

	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa2	3,000,000	3,534,600

	Tampa Bay Water Regional Water Supply Authority, 5.00% due 10/1/2013 (Utility System Improvements)	AA+/Aa2	375,000	379,598

	Tampa BayCare Health Systems, 5.00% due 11/15/2016	NR/Aa2	2,855,000	3,193,660

	Tampa BayCare Health Systems, 5.00% due 11/15/2017	NR/Aa2	1,215,000	1,387,481

	Tampa Sports Authority, 5.75% due 10/1/2015 (Tampa Bay Arena; Insured: Natl-Re)	A/Baa1	805,000	831,501

	University of Central Florida Athletics Association, Inc. COP, 5.00% due 10/1/2016 (Insured: Natl-Re/FGIC)	A/NR	1,640,000	1,729,970

	Volusia County Educational Facility Authority, 4.00% due 10/15/2013 (Embry-Riddle; Insured: AGM)	AA-/A2	675,000	682,243

	Volusia County Educational Facility Authority, 5.00% due 10/15/2016 (Embry-Riddle; Insured: AGM)	AA-/A2	2,320,000	2,596,938

	Volusia County Educational Facility Authority, 4.00% due 10/15/2017 (Embry-Riddle; Insured: AGM)	AA-/A2	1,030,000	1,130,456

	Volusia County Educational Facility Authority, 5.00% due 10/15/2018 (Embry-Riddle; Insured: AGM)	AA-/A2	2,075,000	2,389,342

	Volusia County Educational Facility Authority, 5.00% due 10/15/2019 (Embry-Riddle; Insured: AGM)	AA-/A2	2,350,000	2,711,876

	Georgia — 2.11%

	Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2015 (UGAREF Bolton Commons, LLC)	NR/Aa2	3,575,000	3,717,285

	Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	314,862

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	540,728

	Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	457,296

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	429,108

	City of Atlanta, 5.50% due 11/1/2014 (Water & Wastewater; Insured: Natl-Re/FGIC)	A/A1	3,000,000	3,201,840

[a]	City of Atlanta, 5.50% due 11/1/2015 (Water & Wastewater; Insured: Natl-Re/FGIC)	A/A1	4,000,000	4,431,880

	City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport Passenger Facility)	NR/A1	1,495,000	1,645,113

	City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater; Insured: AGM)	AA-/A1	3,215,000	3,614,078

	City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater; Insured: Natl-Re/FGIC)	A/A1	8,215,000	9,366,004

	City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station; Insured: AGM)	AA-/A3	3,850,000	4,234,923

	City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater; Insured: AGM)	AA-/A1	4,745,000	5,438,577

	City of Atlanta, 5.00% due 1/1/2018 (Airport Passenger Facility)	NR/A1	2,100,000	2,408,385

	City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	3,145,000	3,643,671

	City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater)	A/A1	5,650,000	6,884,129

	City of Atlanta, 5.00% due 1/1/2020 (Airport Passenger Facility)	NR/A1	6,000,000	6,989,820

	City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	5,000,000	5,890,150

	City of Atlanta, 5.00% due 1/1/2021 (Airport Passenger Facility)	NR/A1	7,000,000	8,031,520

	City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	3,525,000	4,212,869

	Development Authority of Gwinnett County COP, 5.00% due 1/1/2024 pre-refunded 1/1/2014 (Gwinnett County Public Schools Project; Insured: Natl-Re)	AA+/NR	600,000	614,406

	Development Authority of the Unified Govt. of Athens-Clarke County, 3.00% due 12/15/2015 (UGAREF Coverdell Building, LLC)	NR/Aa2	670,000	701,524

	Fulton County, 5.25% due 1/1/2035 pre-refunded 1/1/2014 (Water & Sewerage System; Insured: Natl-Re/FGIC)	AA-/Aa3	750,000	768,960

	Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,181,995

	Fulton County Facilities COP, 5.00% due 11/1/2017	AA-/Aa3	8,400,000	9,536,856

	Fulton County Facilities COP, 5.00% due 11/1/2019	AA-/Aa3	6,600,000	7,619,634

	Georgia Municipal Electric Authority, 6.50% due 1/1/2017	A+/A1	1,415,000	1,546,595

	Georgia Municipal Gas Authority, 5.00% due 4/1/2014 (Gas Portfolio III)	AA-/A1	3,000,000	3,099,360

	Gwinnett County School District GO, 4.00% due 10/1/2015 (Educational Capital Building Program)	AAA/Aaa	10,000,000	10,776,700

	Lagrange Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	2,500,000	2,696,175

	Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)	A/A2	3,000,000	3,081,810

	Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)	A-/Baa2	3,845,000	3,944,239

	Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)	A-/Baa2	2,000,000	2,109,180

	Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/Baa2	5,000,000	5,503,600

	Milledgeville & Baldwin County Development Authority, 5.625% due 9/1/2030 pre-refunded 9/1/2014 (Georgia College & State University Foundation Property III, LLC)	AA+/NR	1,280,000	1,372,211

	Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	2,310,000	2,538,228

	Private Colleges and Universities Authority, 5.00% due 9/1/2013 (Emory University Loan)	AA/Aa2	500,000	504,185

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Valdosta & Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,681,785

Guam — 0.34%

Government of Guam, 5.25% due 12/1/2016	BBB+/NR	5,610,000	6,081,520

Government of Guam, 5.25% due 12/1/2017	BBB+/NR	2,000,000	2,175,600

Government of Guam, 5.50% due 12/1/2018	BBB+/NR	3,000,000	3,301,650

Government of Guam, 5.50% due 12/1/2019	BBB+/NR	2,000,000	2,193,820

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA-/A2	1,000,000	1,121,330

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA-/A2	1,500,000	1,691,685

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA-/A2	5,015,000	5,608,425

Hawaii — 1.26%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,285,718

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,836,838

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,295,608

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,078,685

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	7,952,455

County of Hawaii GO, 4.00% due 9/1/2014 (County Capital Improvement Projects)	AA-/Aa2	1,475,000	1,538,779

Hawaii Department of Budget & Finance, 6.40% due 7/1/2013 (Kapiolani Health Care; Insured: Natl-Re)	A/A3	315,000	315,135

State of Hawaii GO, 5.25% due 9/1/2013 (Hawaiian Home Lands Settlement; Insured: Natl-Re)	AA/Aa2	1,000,000	1,008,810

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	13,889,160

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	23,454,400

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,555,270

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,989,150

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,594,420

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	4,000,000	4,712,080

Idaho — 0.28%

Idaho Housing & Finance Association, 3.00% due 8/15/2015	NR/NR	650,000	680,335

Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014	NR/NR	860,000	870,010

Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017	NR/NR	1,455,000	1,470,729

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,900,000	15,544,787

Illinois — 5.81%

Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)	NR/Aa3	1,500,000	1,386,615

Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)	NR/Aa3	2,000,000	1,750,160

Chicago Housing Authority Capital Program, 5.00% due 7/1/2015 (Insured: AGM)	AA-/A2	8,460,000	9,207,356

Chicago Housing Authority Capital Program, 5.00% due 7/1/2016 (Insured: AGM)	AA-/A2	2,000,000	2,242,200

Chicago Illinois Board of Education GO, 5.00% due 12/1/2018	A+/A2	3,000,000	3,364,440

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Illinois Board of Education GO, 5.00% due 12/1/2019	A+/A2	2,000,000	2,234,700

Chicago Illinois Board of Education GO, 0% due 12/1/2020 (Insured: BHAC/FGIC)	AA+/Aa1	12,000,000	9,414,360

Chicago Illinois Board of Education GO, 5.00% due 12/1/2020	A+/A2	2,500,000	2,799,300

Chicago Illinois Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan; Insured: Natl-Re/FGIC)	AA+/Aa2	700,000	759,549

Chicago Illinois Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan)	AA+/Aa2	1,150,000	1,309,206

Chicago Illinois Public Building Commerce Building, 5.25% due 12/1/2013 (Insured: Natl-Re/FGIC)	A/A2	3,000,000	3,060,450

Chicago Illinois Transit Authority Capital Grant, 5.25% due 6/1/2017 (Federal Transit Administration)	A/A2	3,000,000	3,363,690

Chicago Illinois Transit Authority Capital Grant, 5.50% due 6/1/2018 (Federal Transit Administration)	A/A2	2,500,000	2,861,100

City of Chicago, 5.00% due 11/1/2015 (Water System Extensions & Improvements; Insured: AGM)	AA-/Aa3	1,050,000	1,151,735

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A+/Aa3	1,475,000	1,625,007

City of Chicago, 5.00% due 1/1/2020 (Insured: AGM)	AAA/Aa3	1,320,000	1,413,245

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,427,275

City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	5,000,000	5,119,350

City of Chicago Board of Education GO, 6.25% due 1/1/2015 (Insured: Natl-Re)	A/A2	900,000	939,888

City of Chicago Board of Education GO, 5.25% due 12/1/2017 (Chicago School Reform Board; Insured: Natl-Re/FGIC)	A+/A2	4,100,000	4,609,384

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	A+/A2	1,000,000	1,121,480

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA-/A2	2,560,000	2,570,394

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)	A+/Aa3	2,670,000	2,559,008

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	A+/Aa3	3,050,000	3,345,484

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,000,000	1,072,170

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	785,000	837,517

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,640,000	1,734,989

City of Quincy, 5.00% due 11/15/2013 (Blessing Hospital)	A-/A3	510,000	517,869

City of Quincy, 5.00% due 11/15/2014 (Blessing Hospital)	A-/A3	1,000,000	1,048,650

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,921,657

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	556,355

City of Rolling Meadows GO, 4.125% due 1/1/2020 pre-refunded 1/1/2014 (Insured: Natl-Re)	NR/A1	100,000	101,931

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,189,085

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,133,550

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,366,259

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,117,000

Community College District No. 514 GO, 4.25% due 12/1/2015 (Illinois Central College)	AA+/Aa2	2,360,000	2,544,363

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,506,088

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,210,671

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)	NR/Aa2	2,500,000	2,997,000

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/Baa1	1,185,000	1,076,347

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	377,959

Community High School District No. 127 GO, 9.00% due 2/1/2014 (Lake County-Grayslake School Building.; Insured: AGM)	AAA/A2	1,925,000	2,017,804

Community High School District No. 127 GO, 9.00% due 2/1/2015 (Lake County-Grayslake School Building.; Insured: AGM)	AAA/A2	1,610,000	1,808,400

Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Building.; Insured: AGM)	AAA/A2	1,890,000	2,246,530

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Building.; Insured: AGM)	AAA/A2	2,025,000	2,518,270

Community High School District No. 228, 5.00% due 12/15/2013 (Cook County-Bremen; Insured: AGM)	AA-/NR	6,875,000	7,007,137

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA-/Aa3	1,000,000	1,112,680

Community Unit School District No. 300 GO, 0% due 12/1/2021 (Kane, McHenry Cook & DeKalb Counties; Insured: AMBAC)	NR/Aa3	2,000,000	1,484,620

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re/FGIC)	NR/Aa3	3,165,000	2,428,093

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	4,651,357

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	207,811

County of Cook GO, 6.25% due 11/15/2013 (Capital Improvement Projects; Insured: Natl-Re) (ETM)	AA/Aa3	3,995,000	4,085,487

County of Cook GO, 5.00% due 11/15/2015 (Capital Improvement Projects; Insured: Natl-Re)	AA/Aa3	2,000,000	2,184,120

County of Cook GO, 5.00% due 11/15/2019 (Capital Equipment Project Fund)	AA/Aa3	3,690,000	4,224,164

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/Aa3	925,000	1,002,709

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Projects)	AA/Aa3	3,590,000	4,104,842

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/Aa3	2,000,000	2,300,860

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/Aa3	2,000,000	2,146,820

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Projects)	AA/Aa3	5,000,000	5,735,050

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/Aa3	2,105,000	2,414,456

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/Aa3	1,000,000	1,057,300

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/Aa3	1,500,000	1,708,800

County of Cook GO, 5.00% due 11/15/2022 pre-refunded 5/15/2014 (Capital Improvement Plan; Insured: AMBAC)	NR/Aa3	480,000	504,653

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan; Insured: AMBAC)	AA/Aa3	1,020,000	1,065,227

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of McHenry, 4.50% due 1/15/2016 (Highway Improvement Plan)	NR/Aaa	1,000,000	1,053,320

County of Winnebago GO, 3.00% due 12/30/2015 (Public Safety)	NR/Aa2	1,035,000	1,083,221

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/Aa2	1,500,000	1,742,235

Forest Preserve District of Kane County GO, 4.00% due 12/15/2013	AA+/NR	2,130,000	2,165,699

Forest Preserve District of Kane County GO, 5.00% due 12/15/2015 (Insured: Natl-Re/FGIC)	AA+/NR	2,780,000	3,060,474

Illinois Educational Facilities, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	A+/NR	3,030,000	3,301,124

Illinois Educational Facilities, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,294,780

Illinois Educational Facilities, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,500,000	3,901,975

Illinois Educational Facilities, 3.40% due 11/1/2036 put 11/1/2017 (Medical Terminal Field Museum)	A/NR	1,300,000	1,352,260

Illinois Educational Facilities, 4.30% due 11/1/2036 put 11/1/2013 (Field Museum)	A/A2	3,100,000	3,134,224

Illinois Finance Authority, 5.00% due 2/15/2014 (Alexian Brothers Health Systems)	NR/A2	3,000,000	3,063,300

Illinois Finance Authority, 5.00% due 5/1/2014 (Student Housing)	NR/Baa3	3,895,000	3,987,311

Illinois Finance Authority, 5.00% due 11/1/2014 (Central DuPage Health)	AA/NR	5,000,000	5,265,600

Illinois Finance Authority, 4.00% due 4/1/2015 (Advocate Health Care)	AA/Aa2	3,000,000	3,169,440

Illinois Finance Authority, 5.25% due 5/15/2015 (Resurrection Health Care Corp.)	BBB+/Baa1	1,000,000	1,066,000

Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)	NR/A2	1,000,000	1,090,850

Illinois Finance Authority, 5.00% due 11/1/2015 (Central DuPage Health)	AA/NR	5,000,000	5,426,350

Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)	BBB+/NR	1,620,000	1,738,568

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,378,475

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)	BBB+/NR	1,710,000	1,851,109

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re)	A/A2	1,000,000	1,113,180

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)	BBB+/NR	1,395,000	1,527,930

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,182,000

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	5,020,763

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,477,679

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA/Aa2	1,000,000	1,065,750

Illinois Finance Authority, 2.625% due 2/1/2033 put 8/1/2015 (Peoples Gas Light & Coke Co.)	A/A1	9,500,000	9,824,995

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/A1	2,550,000	2,762,721

Illinois Finance Authority, 3.00% due 7/1/2042 put 5/6/2014 (Prairie Power; Insured: National Rural Utilities Cooperative)	A/NR	17,150,000	17,413,252

Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)	AA-/Aa3	17,190,000	17,634,705

Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)	AA-/Aa3	5,000,000	5,368,100

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re/FGIC) (ETM)	A/NR	3,475,000	3,361,402

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re/FGIC)	A/Baa1	8,245,000	7,838,192

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	AAA/NR	4,000,000	4,623,200

	Metropolitan Water Reclamation District of Greater Chicago GO, 4.00% due 12/1/2014 (Capital Improvements)	AAA/Aaa	2,500,000	2,630,500

	Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,896,080

	Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,718,759

	Regional Transportation Authority GO, 6.25% due 7/1/2014 (Insured: Natl-Re)	AA/Aa3	3,500,000	3,700,900

	Sangamon County Community Unit School District No. 5, 5.00% due 1/1/2015 (Insured: AGM)	AA/NR	2,210,000	2,351,992

	School District No. 112 GO, 4.00% due 1/1/2014 (Lake County-North Shore)	AAA/NR	1,145,000	1,164,316

	School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	1,928,340

	School District No. 97 GO, 9.00% due 12/1/2013 (Village of Oak Park; Insured: Natl-Re/FGIC)	NR/Aa2	2,250,000	2,328,435

	School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re/FGIC)	NR/Aa2	4,000,000	5,364,000

	Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB-/Baa3	1,190,000	1,267,743

	St. Charles Community Unit School District No. 303 GO, 5.00% due 1/1/2014 (City of St. Charles & Village of Valley View; Insured: AGM)	NR/Aa2	6,750,000	6,911,730

	State of Illinois, 3.50% due 6/15/2014 (Build Illinois Bonds)	AAA/A3	6,455,000	6,654,976

[a]	State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bonds)	AAA/NR	3,500,000	3,901,695

	Town of Cicero Cook County GO, 5.25% due 1/1/2019 (Economic Redevelopment; Insured: Syncora)	NR/NR	6,140,000	6,333,963

	Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,175,909

	Township High School District No. 227 GO, 4.125% due 12/1/2013 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	1,125,000	1,143,461

	University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA-/Aa2	2,000,000	2,223,360

	Village of Broadview, 5.375% due 7/1/2015	NR/NR	2,325,000	2,328,022

	Village of Downers Grove GO, 3.00% due 1/1/2017	AA+/NR	970,000	1,014,455

	Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	A/Baa1	1,190,000	1,215,097

	Village of Skokie GO, 5.00% due 12/1/2014	NR/Aaa	565,000	599,024

	Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	675,963

	Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 pre-refunded 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re/FGIC) (ETM)	NR/Aa2	750,000	801,120

	Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl0Re/FGIC)	NR/Aa2	250,000	266,218

	Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	2,926,575

	Indiana — 4.84%

	Allen County Jail Building Corp., 5.00% due 10/1/2014 (Insured: Syncora)	NR/Aa2	1,000,000	1,044,580

	Allen County Jail Building Corp., 5.00% due 10/1/2015 (Insured: Syncora)	NR/Aa2	1,480,000	1,609,322

	Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,668,382

	Allen County Redevelopment District, 5.00% due 11/15/2016	NR/A2	1,000,000	1,077,130

	Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	A/NR	2,500,000	2,829,525

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Board of Trustees for the Vincennes University, 3.00% due 6/1/2014	NR/Aa3	1,000,000	1,018,520

	Board of Trustees for the Vincennes University, 3.00% due 6/1/2015	NR/Aa3	1,000,000	1,033,120

	Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,089,100

	Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,161,610

	Brownsburg 1999 School Building Corp., 5.00% due 7/15/2013 (Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,002,160

	Brownsburg 1999 School Building Corp., 5.00% due 7/15/2018 (Insured: AGM) (State Aid Withholding)	AA+/NR	3,430,000	3,701,279

	Brownsburg 1999 School Building Corp., 5.00% due 8/1/2018 (Insured: AGM) (State Aid Withholding)	AA+/A2	1,475,000	1,589,253

	Brownsburg 1999 School Building Corporation, 5.00% due 8/1/2017 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,078,540

	Carmel Redevelopment Authority, 3.00% due 8/1/2013 (Economic Development)	AA+/NR	915,000	917,077

[a]	Carmel Redevelopment Authority, 3.00% due 2/1/2014 (Economic Development)	AA+/NR	965,000	978,703

	Carmel Redevelopment Authority, 3.00% due 8/1/2014 (Economic Development)	AA+/NR	915,000	938,232

	Carmel Redevelopment Authority, 0% due 2/1/2015 (Performing Arts Center)	AA+/Aa1	1,575,000	1,553,360

	Carmel Redevelopment Authority, 4.00% due 2/1/2015 (Economic Development)	AA+/NR	990,000	1,038,084

	Carmel Redevelopment Authority, 4.00% due 8/1/2015 (Economic Development)	AA+/NR	975,000	1,034,797

	Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Economic Development)	AA+/NR	2,405,000	2,787,251

	Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Economic Development)	AA+/NR	2,510,000	2,893,879

	Carmel Redevelopment District COP, 5.75% due 7/15/2022	NR/NR	4,125,000	4,354,515

	City of Carmel Redevelopment Authority, 4.25% due 7/1/2015 (Hazel Dell Parkway & Pennsylvania Street Economic Development Area Roadways; Insured: Natl-Re)	NR/A2	600,000	620,010

	City of Fort Wayne, 4.25% due 8/1/2013 (Sewer Works Improvements)	NR/Aa3	1,715,000	1,721,191

	City of Fort Wayne, 4.25% due 8/1/2014 (Sewer Works Improvements)	NR/Aa3	1,745,000	1,818,779

	City of Fort Wayne, 2.00% due 12/1/2014 (Waterworks Utility Improvements)	NR/Aa3	925,000	944,453

	City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)	NR/Aa3	1,780,000	1,908,783

	City of Fort Wayne, 2.00% due 12/1/2015 (Waterworks Utility Improvements)	NR/Aa3	1,145,000	1,174,530

	City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,185,764

	City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,193,260

	City of Rockport PCR, 6.25% due 6/1/2025 put 6/2/2014 (Indiana Michigan Power Co. Project)	BBB/Baa2	4,100,000	4,302,827

	City of Rockport PCR, 6.25% due 6/1/2025 put 6/2/2014 (Indiana Michigan Power Co. Project)	BBB/Baa2	1,000,000	1,050,240

	City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,876,810

	Clay Multiple School Building Corp., 4.00% due 7/15/2015 (State Aid Withholding)	AA+/NR	1,000,000	1,053,270

	Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,425,963

	Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,114,090

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	A/Baa1	5,685,000	5,495,803

	Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,348,527

	Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	2,680,540

	Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,067,251

	Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,380,625

	Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2014 (Insured: AMBAC)	A+/NR	1,000,000	1,048,550

	Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2015 (Insured: AMBAC)	A+/NR	1,000,000	1,089,870

	Fort Wayne Community Schools GO, 1.00% due 7/15/2013 (Renewal/Restoration & Safety Project) (State Aid Withholding)	AA+/NR	2,200,000	2,200,704

	Fort Wayne Community Schools GO, 1.00% due 1/15/2014 (Renewal/Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,700,000	1,706,103

	Fort Wayne Community Schools GO, 1.00% due 7/15/2014 (Renewal/Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,600,000	1,610,400

	Fort Wayne Community Schools GO, 1.00% due 1/15/2015 (Renewal/Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,500,000	1,509,810

	GCS School Building Corp. One, 5.00% due 1/15/2014 (Goshen Community Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	760,000	779,289

	Hammond Multi-School Building Corp., 5.00% due 1/15/2014 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	1,000,000	1,025,380

	Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A2	1,545,000	1,722,505

	Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A2	5,000,000	5,567,250

	Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,501,539

	Indiana Finance Authority, 5.00% due 11/1/2014 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,000,000	1,057,400

	Indiana Finance Authority, 5.00% due 5/1/2015 (Parkview Health Systems)	A+/A1	1,500,000	1,605,210

	Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A3	11,650,000	12,525,847

[a]	Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,411,854

	Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re)	AA+/Aa1	1,030,000	1,153,425

	Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,572,405

	Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,116,150

	Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,690,000	1,776,258

	Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	3,035,335

	Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,168,470

	Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,534,807

	Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,877,674

	Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,435,625

	Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,183,235

	Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,385,000	1,562,183

	Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,302,038

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/A1	5,000,000	5,758,450

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	972,273

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,323,126

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/A1	9,880,000	11,248,676

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,507,962

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,374,752

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/A1	3,240,000	3,612,632

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,354,156

Indiana Finance Authority, 0.05% due 2/1/2035 put 7/1/2013 (Lucas Oil Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	3,900,000	3,900,000

Indiana Finance Authority, 0.05% due 2/1/2037 put 7/1/2013 (Lucas Oil Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	17,700,000	17,700,000

Indiana Finance Authority, 0.07% due 2/1/2037 put 7/1/2013 (Lucas Oil Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	58,225,000	58,225,000

Indiana Finance Authority, 0.07% due 2/1/2039 put 7/1/2013 (Convention Center Expansion; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	3,100,000	3,100,000

Indiana Health Facility Financing Authority, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	8,004,895

Indiana Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/Baa1	5,000,000	5,560,150

Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014 (Circle Centre)	AA/NR	365,000	378,494

Indianapolis Local Public Improvement Bond Bank, 5.00% due 1/1/2015 (Waterworks; Insured: Natl-Re)	A+/A2	1,000,000	1,062,690

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2015 (Waterworks; Insured: Natl-Re)	A+/A2	1,000,000	1,081,010

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2016 (Insured: Natl-Re/FGIC)	AA+/Aa1	1,030,000	1,109,897

Indianapolis Multi-School Building Corp. First Mtg, 5.50% due 7/15/2015 (Insured: Natl-Re)	AA/Baa1	1,690,000	1,846,325

Ivy Tech Community College, 4.00% due 7/1/2013	AA-/NR	1,000,000	1,000,280

Ivy Tech Community College, 4.00% due 7/1/2014	AA-/NR	1,500,000	1,549,500

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re/FGIC) (State Aid Withholding)	A/NR	1,295,000	1,026,132

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,000,000	1,090,960

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,680,000	1,931,513

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,345,000	1,457,294

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,170,000	1,336,433

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,250,000	1,342,988

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,250,000	1,430,913

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,455,000	1,555,511

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/Aa2	1,000,000	1,156,200

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	1,200,000	1,244,316

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	1,250,000	1,347,388

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,241,012

Monroe-Gregg Grade School Building Corporation, 5.00% due 1/15/2025 pre-refunded 1/15/2014 (Monrovia Middle/Senior High & New Elementary Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	525,000	538,571

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2013 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	825,000	826,807

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2013 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	230,000	230,478

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	870,000	912,239

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	265,000	276,883

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	870,000	948,187

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	270,000	291,438

MSD of Warren Township Vision 2005 School Building Corp., 5.00% due 7/10/2015 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	2,895,000	3,094,118

Noblesville Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	1,760,000	1,875,790

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A)	AA-/NR	1,660,000	1,844,094

Perry Township Multischool Building Corp., 5.00% due 7/10/2014 (Educational Facilities; Insured: AGM) (State Aid Withholding)	NR/Aa2	2,130,000	2,229,705

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,083,950

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,032,760

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,085,900

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,396,185

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,142,350

Pike Township Multi-School Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,181,261

Plainfield Community High School Building Corp., 5.00% due 1/15/2015 (Insured: Natl-Re/FGIC)	AA+/NR	1,445,000	1,535,630

South Bend Community School Building Corp., 4.00% due 7/15/2013 (State Aid Withholding)	AA+/NR	1,000,000	1,001,520

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re/FGIC) (State Aid Withholding)	AA+/NR	1,785,000	1,992,363

West Clark School Building Corp., 5.25% due 1/15/2014 (Insured: Natl-Re)	AA+/Baa1	1,335,000	1,370,938

Westfield Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: AGM) (State Aid Withholding)	AA-/A2	910,000	966,830

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA-/A2	1,100,000	1,264,681

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Iowa — 0.44%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA-/A2	3,870,000	4,258,393

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA-/A2	3,990,000	4,385,209

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA-/A2	4,125,000	4,448,565

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA-/A2	2,140,000	2,267,416

Iowa Finance Authority, 5.00% due 2/15/2014 (Iowa Health System; Insured: AGM)	NR/Aa3	2,500,000	2,569,225

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	2,300,000	2,448,787

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,750,416

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,663,245

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,785,712

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,116,839

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,591,092

State of Iowa, 5.00% due 6/1/2014 (IJOBS Program)	AA/Aa2	500,000	521,705

Kansas — 0.50%

City of Topeka GO, 4.00% due 8/15/2013	NR/Aa3	1,850,000	1,859,102

City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)	SP-1+/Mig1	23,900,000	23,901,912

Douglas County USD No. 497 GO, 5.00% due 9/1/2013 (Educational Building and Technology Projects; Insured: Natl-Re)	NR/Aa2	400,000	403,320

Kansas Development Finance Authority, 5.00% due 11/1/2015	AA/Aa2	2,605,000	2,859,743

Kansas Development Finance Authority, 5.00% due 5/1/2018 (University of Kansas Housing System Project; Insured: AMBAC)	AA-/Aa3	1,400,000	1,497,482

Leavenworth County GO, 3.00% due 3/1/2014 (KTA and KDOT Loans)	AA-/NR	1,000,000	1,017,460

Leavenworth County GO, 4.00% due 3/1/2015 (KTA and KDOT Loans)	AA-/NR	1,040,000	1,097,054

Kentucky — 0.53%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA-/Aa2	2,145,000	2,370,826

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	5,000,000	4,035,200

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	9,000,000	6,897,150

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	2,885,000	2,069,266

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	4,195,000	2,674,228

Kentucky Economic DFA, 5.00% due 5/1/2039 put 11/11/2014 (Catholic Health Initiatives)	AA-/Aa3	5,500,000	5,825,325

Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)	AA-/A2	2,955,000	3,143,470

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2014 (Eastern State Hospital)	A+/Aa3	1,000,000	1,040,110

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A+/Aa3	6,165,000	7,013,366

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana — 3.16%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA-/Aa3	2,020,000	2,214,061

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA-/Aa3	2,240,000	2,508,195

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	A+/A1	1,395,000	1,526,451

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	A+/A1	1,000,000	1,175,190

City of Monroe, 5.00% due 3/1/2017 pre-refunded 3/1/2015 (Garrett Road Economic Development; Insured: Radian)	NR/NR	1,505,000	1,588,603

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,617,500

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium ; Insured: AGM)	AA-/NR	1,110,000	1,185,602

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	BBB/A3	3,080,000	3,501,036

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	BBB/A3	3,250,000	3,692,000

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	BBB/A3	5,700,000	6,413,013

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,108,266

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,607,063

East Baton Rouge Sewer Commission, 5.00% due 2/1/2014 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,027,300

East Baton Rouge Sewer Commission, 5.00% due 2/1/2018 (Wastewater System Improvements; Insured: AGM)	AA-/Aa3	3,000,000	3,273,150

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2013 (Convention Center; Insured: AMBAC)	A/NR	2,075,000	2,078,922

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A2	1,000,000	1,143,520

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A2	780,000	883,334

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A2	1,000,000	1,122,250

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA-/A2	2,000,000	2,284,200

Louisiana Citizens Property Insurance Corp., 5.00% due 6/1/2015 (Insured: AMBAC)	A-/A3	10,265,000	10,951,728

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,149,300

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,142,220

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/A3	1,415,000	1,595,172

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2013 (Community and Technical Colleges Facilities and SIS System; Insured: AGM)	AA-/A1	1,500,000	1,513,305

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2014 (Community and Technical Colleges Facilities and SIS System; Insured: AGM)	AA-/A1	1,500,000	1,561,800

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2015 (Independence Stadium)	A/NR	1,000,000	1,057,250

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,083,420

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,065,940

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,389,628

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,071,290

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,110,600

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,096,780

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,927,854

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,094,230

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,440,083

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,392,708

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC Project)	A-/NR	22,000,000	24,751,320

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC Project)	A-/NR	5,000,000	5,086,400

Louisiana Offshore Terminal Authority, 1.875% due 10/1/2040 put 10/1/2013 (Deepwater Oil Port-Loop LLC Project)	A-/NR	14,635,000	14,690,613

Louisiana Public Facilities Authority, 5.00% due 8/1/2013 (Department of Public Safety; Insured: AGM)	AA-/A2	2,500,000	2,510,225

Louisiana Public Facilities Authority, 5.00% due 5/15/2014 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,031,090

Louisiana Public Facilities Authority, 5.00% due 5/15/2015 (Ochsner Clinic Foundation)	NR/Baa1	1,825,000	1,933,898

Louisiana Public Facilities Authority, 5.75% due 7/1/2015 (Franciscan Missionaries of Our Lady Health System; Insured: AGM)	AA-/A2	1,325,000	1,440,686

Louisiana Public Facilities Authority, 2.875% due 11/1/2015 (Entergy Gulf States)	A-/A3	2,500,000	2,562,075

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,082,970

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	1,035,000	1,135,499

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	2,000,000	2,197,140

Louisiana State Office Facilities Corp., 3.75% due 3/1/2015 (State Capitol)	AA-/Aa3	5,000,000	5,236,700

Louisiana State Office Facilities Corp., 5.00% due 5/1/2015 (State Capitol)	NR/Aa3	2,830,000	3,039,675

Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,104,170

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,861,475

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,230,672

Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)	BBB/Baa3	2,400,000	2,434,104

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	A/NR	595,000	676,021

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	A/NR	415,000	469,593

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	A/NR	515,000	583,258

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,000,000	13,930,000

Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA-/Aa3	4,500,000	4,977,045

Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA-/Aa3	4,800,000	5,447,904

Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA-/Aa3	3,840,000	4,409,702

Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019	BBB+/NR	1,005,000	1,108,947

Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021	BBB+/NR	1,115,000	1,202,383

Regional Transit Authority, 0% due 12/1/2015 (Streetcar Rail Lines; Insured: Natl-Re/FGIC)	A/NR	3,670,000	3,318,671

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	755,000	861,999

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,000,000	1,160,710

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,000,000	1,145,210

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,110,000	1,250,459

St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)	AA-/NR	1,405,000	1,586,779

State of Louisiana GO, 5.00% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	4,000,000	4,321,960

Terrebonne Parish Hospital Service District, 4.00% due 4/1/2014 (General Medical Center)	A+/A2	800,000	816,848

Terrebonne Parish Hospital Service District, 4.00% due 4/1/2015 (General Medical Center)	A+/A2	575,000	599,231

Terrebonne Parish Hospital Service District, 4.00% due 4/1/2017 (General Medical Center)	A+/A2	1,000,000	1,065,410

Terrebonne Parish Hospital Service District, 5.00% due 4/1/2018 (General Medical Center)	A+/A2	1,000,000	1,116,120

Terrebonne Parish Hospital Service District, 5.00% due 4/1/2019 (General Medical Center)	A+/A2	1,810,000	2,029,806

Terrebonne Parish Hospital Service District, 5.00% due 4/1/2021 (General Medical Center)	A+/A2	2,320,000	2,578,262

Maine — 0.23%

Maine Finance Authority, 3.80% due 11/1/2015 (Waste Management, Inc.)	BBB/NR	3,440,000	3,579,286

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta and Machias Courthouses)	AA-/Aa3	1,245,000	1,447,686

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta and Machias Courthouses)	AA-/Aa3	1,315,000	1,524,309

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta and Machias Courthouses)	AA-/Aa3	1,175,000	1,353,424

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta and Machias Courthouses)	AA-/Aa3	1,445,000	1,663,339

Maine Health & Higher Educational Facilities Authority, 5.00% due 7/1/2035 pre-refunded 7/1/2015 (Bowdoin College) (State Aid Withholding)	NR/A1	5,175,000	5,632,159

Maryland — 0.72%

County Commissioners of Worcester County GO, 4.00% due 8/1/2014 (Consolidated Public Improvements)	AA/Aa2	1,085,000	1,129,040

Howard County GO, 5.00% due 8/15/2015 (Consolidated Public Improvements)	AAA/Aaa	6,000,000	6,565,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,350,380

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	9,023,575

Mayor and City Council of Baltimore COP, 4.00% due 10/1/2013 (Municipal Facilities and Equipment)	A+/Aa3	1,040,000	1,049,787

Montgomery County GO, 4.00% due 11/1/2015 (Consolidated Public Improvements)	AAA/Aaa	5,160,000	5,573,987

State of Maryland GO, 4.00% due 8/1/2015 (Public and Educational Facilities)	AAA/Aaa	1,000,000	1,072,480

State of Maryland GO, 5.00% due 8/1/2015 pre-refunded 8/1/2014 (State and Local Government Capital Facilities)	AAA/Aaa	300,000	315,444

Washington Suburban Sanitary District GO, 5.00% due 6/1/2015 (Water and Sewer System Projects)	AAA/Aaa	11,500,000	12,492,795

Massachusetts — 1.58%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A-/NR	2,540,000	2,800,198

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A-/NR	2,825,000	3,132,416

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A-/NR	2,765,000	3,067,021

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A-/NR	2,965,000	3,280,031

City of Northampton GO, 5.125% due 10/15/2016 (Insured: Natl-Re)	NR/Aa2	1,735,000	1,849,284

Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)	A-/NR	1,710,000	1,741,550

Massachusetts DFA, 5.75% due 12/1/2042 put 5/1/2019 (Dominion Energy Brayton)	A-/Baa2	2,000,000	2,339,220

Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AA/NR	2,450,000	2,652,002

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	2,002,068

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,514,421

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,725,650

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2013 (Berkshire Health Systems; Insured: AGM)	AA-/A3	3,215,000	3,250,076

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2014 (UMass Memorial Health Care)	A-/Baa1	2,750,000	2,839,210

Massachusetts Health & Educational Facilities Authority, 5.25% due 6/1/2015 (Boston College)	AA-/Aa3	1,000,000	1,004,010

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2015 (UMass Memorial Health Care)	A-/Baa1	2,625,000	2,780,321

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2016 pre-refunded 10/1/2013 (Simmons College; Insured: FGIC)	AA+/Baa1	1,065,000	1,077,908

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	A-/Baa1	4,290,000	4,726,164

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA-/A3	1,750,000	1,843,048

Massachusetts School Building Authority, 5.00% due 8/15/2027 pre-refunded 8/15/2015 (SMART Fund; Insured: Natl-Re)	AA+/Aa2	9,350,000	10,239,559

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA-/Aa2	25,000,000	27,378,500

The Commonwealth of Massachusetts, 5.00% due 12/15/2014 (Federal Highway Grant Anticipation Trust Fund; Insured: AGM)	AAA/Aa1	2,325,000	2,483,332

The Commonwealth of Massachusetts GO, 5.00% due 9/1/2014 (North Transportation Improvements Association)	AA+/Aa1	1,000,000	1,055,080

Town of Pembroke GO, 4.50% due 8/1/2014 (Educational Facilities; Insured: Natl-Re)	NR/Aa3	1,045,000	1,090,876

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan — 5.08%

Byron Center Michigan Public Schools, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,985,000	2,097,629

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA-/NR	1,305,000	1,416,852

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA-/NR	1,935,000	2,103,732

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA-/NR	1,000,000	1,086,790

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA-/Aa3	3,200,000	3,543,616

City of Detroit, 5.00% due 7/1/2013 (Sewage Disposal System; Insured: AGM)	AA-/A2	1,590,000	1,590,350

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: AGM)	AA-/A2	2,060,000	2,110,140

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	2,000,000	2,048,680

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re/FGIC)	A+/B1	6,000,000	6,178,920

City of Detroit, 5.00% due 7/1/2015 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	3,000,000	3,089,460

City of Detroit, 5.50% due 7/1/2015 (Sewage Disposal System; Insured: AGM)	AA-/A2	3,920,000	4,074,644

City of Detroit, 6.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	A+/Baa1	3,390,000	3,556,347

City of Detroit, 6.50% due 7/1/2015 (Water Supply System; Insured: Natl-Re/FGIC)	A+/NR	1,900,000	1,972,181

City of Detroit, 5.00% due 7/1/2016 (Water Supply System; Insured: AGM)	AA-/A2	2,750,000	2,846,140

City of Detroit, 5.50% due 7/1/2016 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	375,000	393,394

City of Detroit, 5.50% due 7/1/2017 (Sewage Disposal System; Insured: AGM)	AA-/A2	825,000	866,828

City of Detroit, 5.50% due 7/1/2018 (Sewage Disposal System; Insured: AGM)	AA-/A2	3,000,000	3,142,770

City of Detroit, 5.25% due 7/1/2019 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	3,900,000	3,986,073

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re/FGIC)	A+/B1	2,955,000	2,965,342

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	3,415,000	3,468,547

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	4,305,000	4,372,502

City of Detroit, 5.25% due 7/1/2022 (Sewage Disposal System; Insured: AGM)	AA-/A2	4,000,000	4,040,000

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	A/Baa1	3,890,000	4,215,632

Dickinson County Health Care Systems, 5.50% due 11/1/2013 (Insured: ACA)	NR/NR	1,095,000	1,096,872

Forest Hills Public Schools GO, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa1	7,490,000	7,950,710

Fraser Public School District GO, 5.00% due 5/1/2021 (School Building & Site; Insured: AGM/Q-SBLF)	AA-/Aa2	1,000,000	1,067,170

Grand Blanc Community Schools GO, 5.00% due 5/1/2022 pre-refunded 5/1/2014 (Genesee & Oakland Counties School Building and Site; Insured: AGM/Q-SBLF)	AA-/Aa2	555,000	576,956

Grand Rapids Public Schools GO, 5.00% due 5/1/2024 pre-refunded 5/1/2014 (Kent County School Building and Site; Insured: Natl-Re)	AA-/NR	400,000	415,824

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2015 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,827,076

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,980,462

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	2,010,822

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA-/A2	1,520,000	1,719,470

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA-/A2	2,500,000	2,828,075

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,993,047

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,657,075

Kent Hospital Finance Authority, 5.25% due 1/15/2047 put 1/15/2014 (Spectrum Health)	AA/Aa3	5,865,000	6,025,525

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,101,590

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,101,500

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,093,060

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A1	800,000	853,560

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A1	900,000	1,008,909

Michigan Finance Authority, 2.00% due 8/20/2013 (School District Operating Cash Flow Management) (State Aid Withholding)	SP-1+/NR	7,000,000	7,017,780

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	505,000	549,516

Michigan State Hospital Finance Authority, 5.00% due 11/15/2013 (Sparrow Hospital)	A+/A1	1,225,000	1,244,122

Michigan State Hospital Finance Authority, 5.00% due 7/15/2015 (Oakwood Hospital)	A/A2	2,500,000	2,673,125

Michigan State Hospital Finance Authority, 5.50% due 11/15/2015 (Henry Ford Health System)	A/A2	2,300,000	2,496,420

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A2	1,205,000	1,319,294

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,530,000	3,973,686

Michigan State Hospital Finance Authority, 5.50% due 11/1/2017 pre-refunded 11/1/2013 (Oakwood Hospital)	AA+/A2	5,000,000	5,088,850

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,665,090

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A/A2	1,530,000	1,725,978

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 (Oakwood Hospital)	A/A2	1,000,000	1,096,880

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A/A2	3,500,000	3,990,700

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA/Aa2	2,000,000	2,397,920

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 (Oakwood Hospital)	A/A2	2,000,000	2,170,620

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	13,687,243

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA/Aa2	10,000,000	11,050,700

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	2,940,000	3,009,913

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,834,964

Michigan Strategic Fund, 2.80% due 12/1/2013 (Waste Management, Inc.)	BBB/NR	2,850,000	2,862,340

Michigan Strategic Fund, 5.00% due 8/1/2014 (NSF International)	A-/NR	1,290,000	1,294,412

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	2,000,000	2,228,920

Michigan Strategic Fund, 5.25% due 6/1/2018 (Clark Retirement Community, Inc. Project)	BB/NR	1,210,000	1,165,254

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	2,550,000	2,825,987

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	4,025,000	4,431,324

Michigan Strategic Fund, 5.25% due 8/1/2029 put 8/1/2014 (Detroit Edison Co. Exempt Facilities Project)	A/A1	7,500,000	7,889,025

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/A1	5,160,000	5,711,810

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa2	1,500,000	1,640,220

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,095,690

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,152,460

Romeo Community School District GO, 5.00% due 5/1/2018 (Insured: Natl-Re/Q-SBLF)	AA-/Aa2	3,050,000	3,254,868

Royal Oak Hospital Finance Authority, 6.25% due 9/1/2014 (William Beaumont Hospital)	A/A1	1,000,000	1,057,660

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital)	A/A1	5,855,000	6,520,655

School District of the City of Dearborn GO, 4.00% due 5/1/2014 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	800,000	824,720

School District of the City of Dearborn GO, 3.00% due 5/1/2015 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	435,000	453,875

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	445,000	462,110

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	350,000	380,377

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	570,000	615,497

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	535,000	571,851

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	625,000	664,575

School District of the City of Detroit GO, 5.00% due 5/1/2014 (Wayne County School Building & Site; Insured: AGM/Q-SBLF)	AA-/Aa2	1,000,000	1,035,390

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	2,200,000	2,449,656

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	4,000,000	4,439,240

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	3,000,000	3,319,560

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,074,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,223,207

	Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,468,408

	Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,570,895

	St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa3	1,000,000	1,135,340

	State Building Authority of the State of Michigan, 5.25% due 10/15/2014 (Various Correctional Institution and Higher Education Facilities; Insured: AGM)	AA-/Aa3	4,300,000	4,362,135

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program)	A+/Aa3	4,000,000	4,346,240

	State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities; Insured: AMBAC)	A+/Aa3	6,000,000	6,519,360

	State Building Authority of the State of Michigan, 5.25% due 10/15/2015 (Various Correctional Institution and Higher Education Facilities; Insured: AGM)	AA-/Aa3	1,305,000	1,323,466

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa3	6,305,000	6,991,173

	State Building Authority of the State of Michigan, 5.50% due 10/15/2017 (Various Correctional Institution, Higher Education and Other State Facilities)	A+/Aa3	4,150,000	4,754,364

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,137,550

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,132,520

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa3	3,000,000	3,370,920

[b]	State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa3	7,715,000	8,659,085

	Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	1,725,000	1,882,907

	Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	9,925,000	10,806,638

	Warren Consolidated School District GO, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,058,440

	Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,123,710

	Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,133,010

	Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,149,070

	Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,145,850

	Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re/FGIC)	A/A2	1,000,000	1,132,500

[a]	Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,740,650

	Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,390,263

	Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	3,035,188

	Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,112,835

	Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,623,773

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Western Townships Utilities Authority GO, 4.00% due 1/1/2014 (Sewage Disposal System)	AA/NR	1,000,000	1,017,950

	Western Townships Utilities Authority GO, 5.00% due 1/1/2015 (Sewage Disposal System)	AA/NR	1,870,000	1,987,810

	Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,824,174

	Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,671,690

	Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,693,770

	Minnesota — 1.42%

	City of St. Cloud, 5.00% due 5/1/2015 (CentraCare Health System)	NR/A1	1,000,000	1,072,050

	City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,380,200

	City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,295,045

[a]	City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,128,440

	City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,540,011

	City of St. Cloud, 5.00% due 5/1/2019 (Centracare Health Systems)	NR/A1	3,495,000	4,016,943

	City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,200,000	3,703,776

	City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 (Regions Hospital)	A-/A2	1,070,000	1,140,053

	City of St. Paul Housing & Redevelopment Authority and City of Minneapolis, 5.25% due 12/1/2013 (Group Health Plan, Inc.)	A-/A2	2,200,000	2,244,880

	City of St. Paul Housing & Redevelopment Authority and City of Minneapolis, 6.00% due 12/1/2019 (Group Health Plan, Inc.)	A-/A2	1,000,000	1,021,930

	County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,310,701

	Eden Prairie ISD No. 272 GO, 4.00% due 2/1/2015 (Minnesota School District Credit Enhancement Program)	NR/Aa1	7,170,000	7,571,377

	Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,165,860

	Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,988,254

	Minnesota Agricultural & Economic Development Board, 4.00% due 2/15/2014 (Essential Health; Insured: AGM)	AA-/NR	3,460,000	3,533,179

	Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2015 (Essential Health; Insured: AGM)	AA-/NR	1,335,000	1,419,118

	Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA-/NR	2,500,000	2,779,900

	Minnesota Public Facilities Authority PCR, 5.25% due 3/1/2015	AAA/Aaa	1,000,000	1,079,950

	Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,750,500

	Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	4,047,575

	Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,649,959

	Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,314,752

	Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,317,640

	Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,114,529

	Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,118,744

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,442,875

Robbinsdale ISD No. 281 GO, 4.00% due 2/1/2014 (Minnesota School District Credit Enhancement)	AA+/NR	315,000	321,876

St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,390,214

St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,238,035

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	10,000,000	10,932,500

Mississippi — 0.65%

City of Jackson GO, 5.00% due 10/1/2016 (Insured: AMBAC)	AA-/Aa2	1,500,000	1,624,395

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,891,296

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,825,834

Medical Center Educational Building, 4.00% due 6/1/2015 (University of Mississippi Medical Center)	AA-/Aa2	2,325,000	2,459,408

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,557,532

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,747,455

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,164,970

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,905,000

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,324,000

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,155,700

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,155,700

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,731,810

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,154,540

Mississippi Business Finance Corp., 0.04% due 11/1/2035 put 7/1/2013 (Chevron USA, Inc.) (daily demand notes)	AA/Aa1	10,000,000	10,000,000

Mississippi Development Bank, 2.50% due 9/1/2013 (City of Jackson Water & Sewer System; Insured: AGM)	AA-/A1	1,070,000	1,073,820

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,621,164

Mississippi Development Bank Canton Public Improvement GO, 4.75% due 7/1/2017	NR/NR	1,080,000	1,142,219

Missouri — 1.73%

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2023 (Educational Facilities) (State Aid Withholding)	AA+/NR	500,000	509,185

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2022 (Educational Facilities) (State Aid Withholding)	AA+/NR	500,000	509,615

Cass County COP, 3.00% due 5/1/2014	A/NR	1,425,000	1,450,037

Cass County COP, 4.00% due 5/1/2015	A/NR	1,000,000	1,046,730

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,403,041

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,379,411

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,536,988

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,931,615

City of Lee’s Summit GO, 3.00% due 4/1/2015	NR/Aa1	1,275,000	1,330,157

City of Springfield, 5.00% due 8/1/2014 (Southwest Power Station; Insured: Natl-Re/FGIC)	AA+/Aa3	1,000,000	1,050,130

Curators of the University of Missouri, 3.00% due 11/1/2013 (Higher Education Facilities)	AA+/Aa1	300,000	302,877

Jackson County, 4.00% due 12/1/2013 (Parking Facility Projects)	NR/Aa3	300,000	304,473

Jackson County, 4.00% due 12/1/2014 (Truman Sports Complex)	NR/A1	2,580,000	2,703,995

Jackson County, 5.00% due 12/1/2014 (Truman Sports Complex; Insured: AMBAC)	A+/Aa3	7,900,000	8,391,538

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	542,910

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	547,375

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	544,690

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,073,290

Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)	NR/NR	1,535,000	1,564,318

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Downtown Redevelopment District)	AA-/A1	2,000,000	2,269,960

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re/FGIC)	AA-/A1	1,000,000	1,129,910

Kansas City Municipal Assistance Corporation, 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	7,624,706

Kansas City Municipal Assistance Corporation, 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	3,591,605

Missouri Development Finance Board, 4.00% due 6/1/2014 (City of Independence Electric System Projects)	A/NR	3,930,000	4,046,367

Missouri Development Finance Board, 4.00% due 6/1/2015 (City of Independence Electric System Projects)	A/NR	1,000,000	1,051,420

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,667,406

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,693,726

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,911,868

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,066,310

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	2,007,950

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,338,610

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,121,490

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,579,795

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,267,854

Missouri Regional Convention & Sports Complex Authority, 5.25% due 8/15/2016 (Insured: AMBAC)	AA+/Aa2	1,800,000	1,811,250

Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2015 (Webster University)	NR/A2	2,155,000	2,278,481

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,820,373

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,109,650

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,128,560

	Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,115,790

	Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,595,760

	Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,242,846

	Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,226,260

	Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,725,382

	Southeast Missouri State University, 4.00% due 4/1/2014 (City of Cape Girardeau Campus System Facilities)	A/NR	575,000	590,358

	Southeast Missouri State University, 4.00% due 4/1/2015 (City of Cape Girardeau Campus System Facilities)	A/NR	600,000	633,294

[a]	Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	826,928

	Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,331,129

	Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,271,096

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,775,321

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,758,544

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,238,614

	Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,509,946

	Springfield Public Utilities COP, 5.00% due 12/1/2013 (Insured: Natl-Re)	AA/A1	2,000,000	2,039,460

	St. Louis Municipal Finance Corp., 4.00% due 2/15/2014 (City Justice Center)	A/A1	1,000,000	1,022,320

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2015 (City Justice Center)	A/A1	1,250,000	1,326,413

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A1	2,065,000	2,247,567

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A1	2,000,000	2,207,780

	St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A1	3,865,000	4,303,987

	Nebraska — 0.24%

	Douglas County School District No. 17 GO, 4.00% due 6/15/2017 (Millard Public Schools)	AA/Aa1	1,750,000	1,793,680

	Lincoln County School District No. 0001 GO, 2.00% due 12/15/2013 (North Platte Public Schools)	AA-/NR	770,000	774,982

	Public Power Generation Agency, 5.00% due 1/1/2020 (Nebraska Whelan Energy Center; Insured: AMBAC)	A-/A2	9,930,000	10,849,716

	Public Power Generation Agency, 5.00% due 1/1/2021 (Nebraska Whelan Energy Center; Insured: AMBAC)	A-/A2	1,860,000	2,054,798

	Nevada — 1.52%

	Carson City, 4.00% due 9/1/2015 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,047,490

	Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,245,000	1,325,800

	Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,115,710

	Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,116,790

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,250,000	2,459,812

	City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	4,000,000	4,391,400

	City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	4,300,000	4,787,319

	City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	4,000,000	4,496,880

	City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	2,159,030

	City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,547,185

	City of Las Vegas Special Improvement District 707, 5.40% due 6/1/2014 (Summerlin Area Public Improvements; Insured: AGM)	AA-/A2	1,335,000	1,363,382

	City of Reno, 5.25% due 6/1/2014 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,000,000	1,040,530

[a]	City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,100,000	1,213,377

	City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,000,000	1,137,070

	City of Reno GO, 5.00% due 6/1/2018 pre-refunded 6/1/2014 (City Street Projects)	A-/A1	1,315,000	1,372,176

	Clark County GO, 5.00% due 11/1/2014	AA+/Aa1	4,000,000	4,245,160

	Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)	AA+/Aa1	1,310,000	1,466,663

	Clark County GO, 5.00% due 3/1/2019 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA+/Aa1	1,850,000	1,970,842

	Clark County GO, 5.00% due 3/1/2020 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA+/Aa1	2,130,000	2,268,024

	Clark County Improvement District, 5.00% due 12/1/2015 (Insured: AMBAC)	BBB+/NR	1,685,000	1,801,147

	Clark County School District GO, 5.00% due 6/15/2015 (Insured: Natl-Re)	AA-/Aa3	1,000,000	1,020,730

	Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,497,736

	Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,479,100

	Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2013 (Insured: AMBAC)	A+/A1	1,530,000	1,530,612

	Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2014 (Insured: AMBAC)	A+/A1	2,680,000	2,803,441

	Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2015 (Insured: AMBAC)	A+/A1	4,845,000	5,237,300

	Las Vegas Convention & Visitors Authority, 5.00% due 7/1/2019 (Insured: AMBAC)	A+/A1	6,000,000	6,412,080

	Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa2	1,000,000	1,111,970

	Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa2	1,050,000	1,194,344

	Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa2	1,000,000	1,161,680

	Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	4,255,000	4,969,712

	Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	5,080,000	5,933,288

	Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa2	5,000,000	5,843,400

	Redevelopment Agency of the City of Mesquite, 7.00% due 6/1/2019 (Public Facility and Redevelopment Projects)	BBB+/NR	1,000,000	1,021,410

	State of Nevada GO, 5.00% due 2/1/2017 pre-refunded 2/1/2015 (Cultural Affairs and Capital Improvement)	AA/Aa2	700,000	750,491

	State of Nevada GO, 5.00% due 12/1/2021 (Municipal Bond Bank Project Nos. R-9A through R-13F; Insured: AGM)	AA/Aa2	1,095,000	1,174,431

	University and Community College System of Nevada, 5.00% due 7/1/2016 pre-refunded 7/1/2015 (Reno Campus Library Facility; Insured: AGM)	AA-/Aa2	370,000	402,997

	Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,968,005

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,838,425

	New Hampshire — 0.47%

	County of Belknap GO, 1.00% due 12/30/2013	NR/NR	4,470,000	4,483,946

	New Hampshire Business Finance Authority PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)	BBB+/Baa1	1,365,000	1,413,184

	New Hampshire Health & Educational Facilities, 5.00% due 10/1/2016 (Southern New Hampshire Health Systems)	A-/NR	1,260,000	1,388,684

	New Hampshire Health & Educational Facilities, 5.00% due 10/1/2017 (Southern New Hampshire Health Systems)	A-/NR	1,000,000	1,118,700

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	A+/A1	2,985,000	3,349,140

	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	A+/A1	3,130,000	3,593,459

[b]	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA/Aa3	1,000,000	1,191,820

[b]	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA/Aa3	2,770,000	3,307,325

	New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,303,300

	New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,734,624

	New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,484,342

	New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,166,000

[a]	New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,469,740

	State of New Hampshire, 5.00% due 9/1/2015 (I-93 Salem to Manchester Project)	AA/Aa3	825,000	901,733

	New Jersey — 2.26%

	Board of Education of the Borough of Fair Haven GO, 1.00% due 9/23/2013	NR/NR	2,217,837	2,219,345

	Borough of Fort Lee GO, 1.25% due 8/16/2013 (Special Emergency Notes)	NR/NR	2,080,000	2,081,622

	Burlington County Bridge Commission, 2.00% due 12/1/2014 (Government Loan Programs)	AA/Aa2	2,140,000	2,188,450

	Burlington County Bridge Commission, 3.00% due 12/1/2015 (Government Loan Programs)	AA/Aa2	1,245,000	1,313,413

	Burlington County Bridge Commission, 3.00% due 12/1/2016 (Government Loan Programs)	AA/Aa2	1,000,000	1,066,870

	Burlington County Bridge Commission, 5.00% due 12/1/2018 (Government Loan Programs)	AA/Aa2	1,000,000	1,167,150

	Camden County Improvement Authority, 5.00% due 7/1/2014 (Cooper Medical School)	A+/A2	2,845,000	2,970,379

	Camden County Improvement Authority, 5.00% due 7/1/2015 (Cooper Medical School)	A+/A2	2,990,000	3,229,110

	Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A+/A2	3,040,000	3,371,755

	City of Paterson, 4.25% due 6/15/2015 pre-refunded 12/1/2013 (City Capital Projects; Insured: AGM) (State Aid Withholding) (ETM)	NR/A1	1,275,000	1,368,929

	City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A1	950,000	996,075

	County of Bergen GO, 3.25% due 11/1/2014 (General Improvement, Special Services, Vocational School Projects)	NR/Aaa	920,000	956,009

	County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	543,155

	Essex County Improvement Authority, 5.125% due 10/1/2016 (Insured: Natl-Re)	NR/Aa2	2,545,000	2,685,229

	Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	BBB/NR	2,000,000	2,021,540

	Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)	A/Baa1	710,000	727,956

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)	A/Baa1	1,500,000	1,605,675

	Hudson County COP, 6.25% due 12/1/2016 (Insured: Natl-Re)	A/Baa1	550,000	625,620

	Hudson County Improvement Authority, 5.25% due 10/1/2014 (Hudson County Lease; Insured: AGM)	AA-/Aa3	3,000,000	3,164,250

	Hudson County Improvement Authority, 4.75% due 10/1/2015 (Hudson County Lease; Insured: AGM)	AA-/Aa3	2,000,000	2,153,260

	Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease; Insured: AGM)	AA-/Aa3	3,155,000	3,469,490

	Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease; Insured: AGM)	AA-/Aa3	4,065,000	4,509,386

	Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease; Insured: AGM)	AA-/Aa3	2,000,000	2,234,480

	Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease; Insured: AGM)	AA-/Aa3	4,390,000	4,910,215

	Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease; Insured: AGM)	AA-/Aa3	2,020,000	2,350,755

	Jersey City GO, 5.00% due 9/1/2013 (Insured: Natl-Re) (State Aid Withholding)	A/A2	5,820,000	5,865,280

	Middlesex County Improvement Authority, 5.00% due 9/15/2015 (Parks, Open Space, Playgrounds for Public Recreation)	AAA/Aa2	500,000	546,220

	Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,086,600

	New Jersey Economic Development Authority, 6.375% due 4/1/2031 pre-refunded 5/15/2014 (Metromall Urban Renewal, Inc.-Kapkowski Road Landfill)	NR/Aaa	300,000	316,047

	New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)	NR/NR	1,000,000	1,029,700

	New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A+/A1	10,950,000	12,380,836

	New Jersey EDA, 5.00% due 9/1/2018 (School Facilities Construction; Insured: Natl-Re)	A+/A1	3,000,000	3,228,930

	New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A+/A1	5,525,000	6,511,268

	New Jersey Educational Facilities Authority, 5.00% due 7/1/2028 pre-refunded 7/1/2014 (Princeton University)	AAA/Aaa	500,000	523,695

	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2013 (St. Peter’s University Hospital)	BB+/Ba1	1,000,000	1,000,310

	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2014 (St. Peter’s University Hospital)	BB+/Ba1	3,575,000	3,676,816

	New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2015 (St. Peter’s University Hospital)	BB+/Ba1	3,520,000	3,699,802

	New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,150,450

[a]	New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,382,380

	New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,459,249

	New Jersey State Transit Corp. COP, 5.25% due 9/15/2013 (Insured: AMBAC)	A/A1	11,050,000	11,165,804

	New Jersey State Transit Corp. COP, 5.50% due 9/15/2013 (Insured: AMBAC)	A/A1	7,650,000	7,734,226

	New Jersey Transit Corporation COP, 5.00% due 9/15/2019 (Multi-Level Rail Cars and Parts; Insured: Natl-Re/FGIC)	A/A2	975,000	1,038,960

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019	A+/A1	1,000,000	1,154,990

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System; Insured: AGM)	AA+/A1	1,450,000	1,575,367

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020	A+/A1	1,000,000	1,156,600

	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021	A+/A1	2,360,000	2,704,112

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey Turnpike Authority, 6.00% due 1/1/2014 (Turnpike System Capital Program; Insured: Natl-Re) (ETM)	A+/NR	1,825,000	1,877,998

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	A/Baa1	2,585,000	2,810,903

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A2	1,210,000	1,411,707

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A2	2,000,000	2,359,260

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A2	2,800,000	3,305,260

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A2	1,000,000	1,179,150

State University of New Jersey GO, 4.00% due 5/1/2014 (Rutgers Campus Facility Projects)	AA-/Aa3	1,000,000	1,032,430

Township of Plainsboro GO, 4.00% due 5/1/2015 (General Improvement)	NR/Aa1	1,000,000	1,058,950

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,316,795

New Mexico — 1.30%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2016 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	1,800,000	1,941,894

Albuquerque Metropolitan Arroyo Flood Control Authority GO, 2.00% due 8/1/2013 (Flood Control System Improvements)	AAA/Aaa	2,200,000	2,203,630

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,633,380

City of Albuquerque, 5.50% due 7/1/2013 (Albuquerque International Sunport & Double Eagle II Airports)	A/A2	1,820,000	1,820,783

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,646,549

Gadsden ISD No. 16 GO, 2.00% due 8/15/2013 (Public School Capital Outlay Projects) (State Aid Withholding)	NR/Aa1	4,040,000	4,049,413

Gadsden ISD No. 16 GO, 2.00% due 8/15/2014 (Dona Ana & Otero Counties School Facilities) (State Aid Withholding)	NR/Aa1	3,025,000	3,084,653

Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)	A/A3	2,500,000	2,672,375

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,731,055

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,580,952

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,638,940

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,839,500

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,490,200

New Mexico Finance Authority, 3.00% due 6/15/2015 (State Highway Infrastructure Projects)	AAA/Aa1	900,000	942,939

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	3,095,000	3,591,562

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	1,845,000	2,139,517

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	1,250,000	1,445,188

Rio Rancho Public School District No. 94 GO, 3.00% due 8/1/2013 (Sandoval County School Facilities) (State Aid Withholding)	NR/Aa1	2,795,000	2,802,071

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Sandoval County School Facilities) (State Aid Withholding)	NR/Aa1	1,715,000	1,783,068

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Santa Fe Public School District GO, 3.00% due 8/1/2015 (District School Building and Renovation Program) (State Aid Withholding)	AA/Aa1	1,000,000	1,049,450

State of New Mexico, 5.00% due 7/1/2014 (Statewide Capital Project Funding)	AA/Aa1	7,435,000	7,794,334

State of New Mexico, 5.00% due 7/1/2015 (Statewide Capital Project Funding)	AA/Aa1	8,200,000	8,934,720

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	11,527,595

University of New Mexico, 5.00% due 7/1/2014 (University of New Mexico Hospital; Insured: AGM/FHA)	AA-/A2	1,000,000	1,042,820

New York — 8.68%

Amherst Development Corp., 5.00% due 10/1/2015 (Student Housing; Insured: AGM)	AA-/A2	2,035,000	2,199,387

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA-/Aa2	1,600,000	1,680,864

City of New York GO, 3.00% due 8/1/2014	AA/Aa2	20,480,000	21,088,870

City of New York GO, 5.00% due 8/1/2014	AA/Aa2	1,000,000	1,051,520

City of New York GO, 5.00% due 8/1/2017	AA/Aa2	1,000,000	1,082,010

City of New York GO, 0.06% due 8/1/2021 put 7/1/2013 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	500,000	500,000

City of New York GO, 5.00% due 8/1/2021	AA/Aa2	3,000,000	3,547,530

City of New York GO, 5.00% due 8/1/2022	AA/Aa2	3,000,000	3,538,140

City of New York GO, 5.00% due 4/1/2023 pre-refunded 4/1/2015	NR/NR	6,090,000	6,572,511

City of New York GO, 0.05% due 8/1/2035 put 7/1/2013 (SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA/Aa2	7,870,000	7,870,000

City School District of the City of Rome GO, 5.00% due 6/15/2017 (Insured: Natl-Re/FGIC) (State Aid Withholding)	NR/A1	1,635,000	1,751,706

Cold Spring Harbor Central School District GO, 4.00% due 2/1/2014 (State Aid Withholding)	AAA/NR	500,000	510,980

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District)	AA-/Aa3	3,000,000	3,234,120

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA-/Aa3	8,795,000	9,769,486

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA-/Aa3	7,265,000	8,253,621

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA-/Aa3	5,000,000	5,773,900

Jordan-Elbridge Central School District GO, 2.00% due 7/15/2013 (Educational Facilities; Insured: AGM) (State Aid Withholding)	AA-/A2	775,000	775,519

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,351,260

Metropolitan Transportation Authority, 5.00% due 11/15/2020	A/A2	12,955,000	14,959,916

Metropolitan Transportation Authority, 5.00% due 11/15/2021	A/A2	24,325,000	27,804,205

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,565,705

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,135,863

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,164,580

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,395,274

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,921,846

Nassau County Interim Finance Authority, 5.00% due 11/15/2013 (General Improvements; Insured: AMBAC)	AAA/Aa1	470,000	478,643

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Health Care Facilities Improvements)	A+/Aa3	2,700,000	3,073,734

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Health Care Facilities Improvements)	A+/Aa3	10,000,000	11,385,100

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Health Care Facilities Improvements)	A+/Aa3	2,615,000	2,919,778

New York City Housing Development Corp., 0.90% due 11/1/2014 (Multi-Family Housing)	AA/Aa2	1,400,000	1,404,452

New York City Housing Development Corp., 0.80% due 11/1/2015 (Multi-Family Housing)	AA/Aa2	1,820,000	1,816,906

New York City Municipal Water Finance Authority, 0.06% due 6/15/2039 put 7/1/2013 (Water and Sewer System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa2	16,690,000	16,690,000

New York City Transitional Finance Authority, 4.00% due 7/15/2014 (School Financing Act) (State Aid Withholding)	AA-/Aa3	2,000,000	2,078,840

New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	12,000,000	12,496,920

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	10,595,000	11,267,041

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	2,275,000	2,419,303

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (World Trade Center Recovery Costs) (State Aid Withholding)	AAA/Aaa	2,000,000	2,126,860

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects)	AAA/Aa1	5,000,000	5,517,750

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA-/Aa3	3,155,000	3,541,330

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	5,000,000	5,662,000

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	12,680,000	14,358,832

New York City Transitional Finance Authority, 5.00% due 11/1/2017 (World Trade Center Recovery Costs)	AAA/Aa1	1,000,000	1,091,200

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA-/Aa3	4,865,000	5,552,230

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	2,000,000	2,332,060

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,500,000	1,749,045

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	11,730,000	13,677,532

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	3,075,000	3,585,542

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,645,000	1,918,119

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	12,725,000	14,837,732

New York City Transitional Finance Authority, 0.08% due 8/1/2031 put 7/1/2013 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	32,350,000	32,350,000

New York State Dormitory Authority, 5.00% due 7/1/2013 (State University of New York Dormitory Facilities; Insured: Natl-Re)	AA-/NR	400,000	400,160

New York State Dormitory Authority, 5.50% due 7/1/2013 (Winthrop South Nassau University) (ETM)	NR/Baa1	1,500,000	1,500,645

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	New York State Dormitory Authority, 5.25% due 8/15/2013 (Presbyterian Hospital; Insured: AGM/FHA)	AA-/A2	3,650,000	3,673,324

	New York State Dormitory Authority, 3.00% due 10/1/2013 (School Districts Financing Program) (State Aid Withholding)	A+/NR	750,000	755,235

	New York State Dormitory Authority, 5.00% due 11/1/2013 (AIDS Long-Term Healthcare Facilities; Insured: SONYMA)	NR/Aa1	3,105,000	3,116,830

	New York State Dormitory Authority, 5.25% due 2/15/2014 (Presbyterian Hospital; Insured: AGM)	AA-/A2	2,980,000	3,070,711

	New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities) (ETM)	NR/NR	10,000	10,296

	New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities)	AA-/NR	2,630,000	2,707,901

	New York State Dormitory Authority, 5.00% due 11/1/2014 (AIDS Long-Term Health Care Facilities: Insured: SONYMA)	NR/Aa1	1,010,000	1,013,808

	New York State Dormitory Authority, 5.25% due 5/15/2015 (State University of New York Educational Facilities; Insured: Natl-Re/IBC)	A/Aa3	10,000,000	10,532,400

	New York State Dormitory Authority, 5.25% due 8/15/2015 (Presbyterian Hospital; Insured: AGM/FHA)	AA-/A2	4,905,000	5,154,615

	New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA-/NR	5,000,000	5,741,600

	New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa3	4,945,000	5,631,416

	New York State Dormitory Authority, 5.50% due 10/1/2017 (School Districts Financing Program; Insured: Natl-Re) (State Aid Withholding)	A+/A2	30,000	30,125

	New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA-/NR	5,280,000	6,191,328

	New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,926,336

	New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	374,751

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,500,000	2,904,025

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,601,920

	New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,927,257

	New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	709,247

	New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re/FGIC)	AA-/Aa3	6,975,000	7,254,209

[a]	New York State Dormitory Authority, 5.25% due 7/1/2019 pre-refunded 7/1/2014 (FIT Student Housing Corp.; Insured: FGIC)	NR/NR	750,000	785,160

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,100,000	2,451,981

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,830,310

	New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	3,088,328

	New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/NR	60,000,000	70,893,000

	New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,169,440

	New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa3	1,000,000	1,157,730

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 8/15/2020 (Mental Health Services Facilities; Insured: Natl-Re/FGIC) (State Aid Withholding)	AA-/NR	2,105,000	2,236,920

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,100,000	2,458,575

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,159,920

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,248,831

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	525,951

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	1,250,000	1,455,963

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	867,578

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	350,289

New York State Dormitory Authority, 5.00% due 2/15/2023 (Mental Health Services Facilities; Insured: Natl-Re/FGIC) (State Aid Withholding)	AA-/NR	2,000,000	2,124,000

New York State Dormitory Authority, 5.25% due 2/15/2031 pre-refunded 8/15/2014 (Presbyterian Hospital; Insured: FSA/FHA)	AA+/Aa1	9,840,000	10,389,269

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/Baa1	5,000,000	5,089,150

New York State Environmental Facilities Corp., 4.00% due 11/15/2017 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,095,000	2,212,090

New York State Environmental Facilities Corp., 4.00% due 11/15/2018 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,170,000	2,270,710

New York State Housing Finance Agency, 0.75% due 5/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,000,000	1,998,060

New York State Housing Finance Agency, 0.80% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	1,700,000	1,697,110

New York State Housing Finance Agency, 0.875% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	3,100,000	3,094,358

New York State Housing Finance Agency, 0.95% due 5/1/2016 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,700,000	2,690,469

New York State Thruway Authority, 4.00% due 3/15/2015 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/NR	2,000,000	2,119,640

New York State Thruway Authority, 5.00% due 4/1/2017 (State Multi-Year Highway & Bridge Capital Program; Insured: Natl-Re/FGIC)	AA/NR	2,600,000	2,833,454

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A+/A1	2,000,000	2,336,520

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A+/A1	2,500,000	2,916,125

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A+/A1	3,000,000	3,476,910

Patchogue-Medford Union Free School District GO, 4.25% due 10/1/2015 (Insured: MBIA) (State Aid Withholding)	A/Baa1	1,000,000	1,067,800

Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA-/Aa3	4,725,000	5,439,042

Port Authority of New York and New Jersey GO, 5.00% due 12/1/2019 (Port Authority Facilities Capital Projects; Insured: AGM)	AA-/Aa3	1,000,000	1,084,610

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	A-/A3	5,000,000	5,753,950

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	A-/A3	5,000,000	5,786,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	A-/A3	5,000,000	5,618,300

	Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,449,798

	Tobacco Settlement Financing Corp., 5.00% due 6/1/2014	AA-/NR	5,000,000	5,205,650

	Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA-/NR	3,725,000	4,253,093

	Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,104,470

	Trust for Cultural Resources of the City of New York, 5.00% due 2/1/2034 pre-refunded 2/1/2014 (Wildlife Conservation Society; Insured: Natl-Re/FGIC)	AA-/Aa3	750,000	770,865

	United Nations Development Corp., 5.00% due 7/1/2016	NR/A1	3,400,000	3,791,884

	United Nations Development Corp., 5.00% due 7/1/2017	NR/A1	3,000,000	3,411,390

	United Nations Development Corp., 5.00% due 7/1/2019	NR/A1	4,000,000	4,619,960

	North Carolina — 2.13%

	Catawba County, 4.00% due 10/1/2015	AA-/Aa2	1,620,000	1,735,960

	Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,092,470

	Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,107,430

	Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,853,274

	Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,242,140

	Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	653,280

	Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,593,756

	Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	893,047

	Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	800,000	904,640

	Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,167,965

	City of Charlotte COP, 5.50% due 8/1/2016 (Convention Facility Project)	AA+/Aa2	2,550,000	2,587,077

	County of Dare, 2.00% due 6/1/2014 (Educational Facility Capital Projects)	AA-/Aa3	360,000	365,292

	County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	541,935

	County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	440,084

	County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	470,628

	County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	551,935

	County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	842,823

	County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,422,115

	County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	526,529

[a]	County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	799,155

	County of Mecklenburg GO, 4.00% due 8/1/2015	AAA/Aaa	3,135,000	3,362,225

	County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	581,760

	County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,234,516

	County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	579,585

	County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,235,291

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	630,008

	County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	458,188

	County of Wake, 5.00% due 6/1/2015 (Hammond Road Detention Center)	AA+/Aa1	1,135,000	1,229,330

	North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC)	A-/NR	1,700,000	1,868,028

	North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC)	NR/Baa1	7,500,000	8,886,750

[a]	North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC)	AA+/Aa1	5,965,000	7,099,304

	North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 (Insured: AGM)	AA-/A3	3,050,000	3,482,368

	North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021	A-/Baa1	5,000,000	5,791,550

	North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022	A-/Baa1	4,715,000	5,426,116

	North Carolina Infrastructure Finance Corp. COP, 5.00% due 2/1/2017 pre-refunded 2/1/2014 (Correctional Facilities)	AA+/Aa1	2,400,000	2,466,600

	North Carolina Medical Care Commission, 5.00% due 9/1/2013 (Rowan Regional Medical Center; Insured: AGM/FHA 242) (ETM)	AA-/A2	1,000,000	1,008,100

	North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	3,120,000	3,534,430

	North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	15,000,000	16,484,250

	North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	4,500,000	5,183,055

	North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	1,550,000	1,701,543

	North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	1,000,000	1,157,760

	North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,076,940

	North Carolina State Infrastructure Finance Corp. COP, 5.00% due 2/1/2016 pre-refunded 2/1/2014 (Correctional Facilities)	AA+/Aa1	5,000,000	5,138,750

	State of North Carolina, 4.00% due 11/1/2014 (State Capital Projects and Correctional Facilities)	AA+/Aa1	2,000,000	2,099,540

	State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	27,857,865

[b]	Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A/A3	640,000	680,384

[b]	Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A/A3	645,000	689,428

[b]	Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A/A3	815,000	902,637

[b]	Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A/A3	945,000	1,040,795

	North Dakota — 0.09%

	County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA-/A2	2,445,000	2,638,522

	County of Ward, 5.00% due 7/1/2013 (Trinity Health System)	BBB-/NR	1,560,000	1,560,530

	North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	A+/NR	1,460,000	1,603,956

	Ohio — 3.77%

	Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,130,890

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Allen County Hospital Facilities, 5.00% due 9/1/2015 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,837,900

	Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	11,113,900

	American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,392,008

	American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	6,273,960

	American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,156,873

	American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,498,380

	American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,153,040

	Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re/FGIC)	AA-/Aa2	1,465,000	1,727,733

	City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,877,956

	City of Akron COP, 5.00% due 12/1/2013 (Canal Park Baseball Stadium; Insured: AGM)	AA-/NR	3,000,000	3,056,340

	City of Akron COP, 5.00% due 12/1/2014 (Canal Park Baseball Stadium; Insured: AGM)	AA-/NR	2,000,000	2,118,860

	City of Akron GO, 5.00% due 12/1/2018 (Various Municipal Capital Projects; Insured: AMBAC)	AA+/Aa3	2,425,000	2,644,972

	City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,959,166

	City of Cleveland, 5.00% due 5/15/2014 (Police & Firemen’s Disability and Pension Fund)	AA/NR	1,000,000	1,039,950

	City of Cleveland, 2.00% due 10/1/2014 (Public Facilities)	AA/A1	855,000	871,066

	City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	890,000	936,494

	City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	545,030

	City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	653,550

	City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	566,410

	City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	587,275

	City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	627,578

	City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	653,938

	City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,031,673

	City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	683,982

	City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,315,464

	City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	717,526

[a]	City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,453,352

	City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,471,919

	City of Columbus GO, 5.00% due 7/1/2014	AAA/Aaa	1,000,000	1,048,220

[b]	City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,366,748

[b]	City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,635,137

[b]	City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,340,920

[b]	City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,331,080

[b]	City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,779,446

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,015,388

	Cleveland Package Facilities, 5.25% due 9/15/2021 pre-refunded 10/21/2012 (Insured: AGM) (ETM)	AA-/A2	965,000	1,162,593

	Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA-/A2	2,035,000	2,328,467

	Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,153,850

	Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	812,245

	Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,157,060

	Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,286,220

	Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,333,940

	County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,351,527

	County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,892,137

	County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,537,249

	County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,435,000	3,698,842

	County of Montgomery, 6.00% due 11/15/2028 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,030,000	2,188,482

	County of Montgomery, 6.25% due 11/15/2039 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,250,000	2,433,398

	Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,108,430

	Franklin County Convention Facilities Authority, 4.50% due 12/1/2021 (Greater Columbus Convention Center; Insured: AMBAC)	AA/Aaa	1,000,000	1,071,580

	Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A1	1,625,000	1,817,416

	Greater Cleveland Regional Transportation Authority GO, 5.00% due 12/1/2015 (Insured: Natl-Re)	NR/Aa2	1,000,000	1,096,130

	Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA-/Aa3	1,000,000	1,156,460

	Miami University, 5.50% due 12/1/2013 (Higher Education Facility Projects; Insured: AMBAC)	A+/Aa3	1,150,000	1,175,588

	Montgomery County, 5.25% due 10/1/2038 put 11/1/2013 (Catholic Health Initiatives)	AA-/Aa3	2,500,000	2,547,125

	Northwestern Water & Sewer District, 5.10% due 12/1/2018 pre-refunded 12/1/2013 (Jerry City, Elmwood Water Line Project)	NR/Aa3	315,000	321,388

	Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear)	BBB-/Baa2	5,000,000	5,603,950

	Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 12/1/2011 (FirstEnergy Nuclear)	BBB-/Baa3	5,800,000	6,328,380

	Ohio State Air Quality Development Authority, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear)	BBB-/Baa3	7,200,000	7,329,744

	Ohio State Air Quality Development Authority, 3.875% due 12/1/2038 put 6/1/2014 (Columbus Southern Power Co.)	BBB/Baa1	4,800,000	4,913,472

	Ohio State Building Authority, 5.00% due 10/1/2015 (Insured: Natl-Re/FGIC)	AA/Aa2	4,600,000	5,045,096

	Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,953,487

	Ohio State Department Administrative Services COP, 5.00% due 9/1/2015 (Insured: Natl-Re)	AA/Aa2	1,950,000	2,085,740

	Ohio State Water Development Authority PCR, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	24,400,000	24,839,688

	Ohio Water Development Authority, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	6,020,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,679,115

RiverSouth Authority, 5.00% due 12/1/2016 (RiverSouth Area Redevelopment)	AA+/Aa2	2,380,000	2,601,768

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,888,700

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,106,710

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,106,520

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,457,163

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,173,520

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,927,525

State of Ohio GO, 4.00% due 10/1/2014 (Revitalization Project)	AA-/NR	2,075,000	2,169,869

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	5,000,000	5,464,600

State of Ohio GO, 5.00% due 8/1/2015 (Higher Education Facility Projects)	AA+/Aa1	6,010,000	6,568,449

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	5,021,293

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 put 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,811,255

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA-/A1	3,415,000	3,887,773

Youngstown City School District GO, 3.00% due 12/1/2015 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,046,480

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,519,416

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,627,423

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,707,611

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,769,753

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,838,052

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,872,551

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,911,964

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,775,089

Oklahoma — 1.52%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,519,106

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,974,198

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,512,336

City of Tulsa GO, 2.50% due 3/1/2014 (City Capital Improvements)	AA/Aa1	2,715,000	2,755,915

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa2	3,630,000	3,670,656

Comanche County Hospital Authority, 5.25% due 7/1/2015 (Insured: Radian)	BBB-/NR	1,340,000	1,416,058

Oklahoma County Finance Authority, 3.125% due 9/1/2013 (Western Heights Public Schools)	A+/NR	2,525,000	2,534,797

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,320,340

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,605,850

	Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,413,217

	Oklahoma County ISD No. 1, 3.00% due 1/1/2014	A+/NR	2,880,000	2,919,629

	Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,086,084

	Oklahoma County ISD No. 89 GO, 5.00% due 7/1/2013 (Insured: Natl-Re)	AA/Aa2	1,000,000	1,000,400

	Oklahoma DFA, 5.00% due 8/15/2017 (Integris Health)	AA-/Aa3	4,375,000	4,956,700

[a]	Oklahoma DFA, 5.00% due 8/15/2018 (Integris Health)	AA-/Aa3	500,000	571,615

	Oklahoma DFA, 0.07% due 8/15/2033 put 7/1/2013 (Integris Health; Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)	AA-/Aa3	35,050,000	35,050,000

	Oklahoma Municipal Power Authority, 5.00% due 1/1/2014 (Insured: AGM)	A/A2	4,005,000	4,097,435

	Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A1	1,165,000	1,281,244

	Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A1	1,075,000	1,211,815

	Tulsa County Industrial Authority, 5.00% due 12/15/2013 (Tulsa Heart Hospital of Saint Francis)	AA+/Aa2	500,000	509,740

	Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,758,970

	Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,626,965

	Tulsa County ISD No. 3 GO, 2.00% due 4/1/2015 (Broken Arrow School District)	AA/NR	2,000,000	2,052,980

	Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,779,200

	Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,546,396

	Oregon — 0.18%

	Clackamas County, 5.00% due 7/15/2037 put 7/15/2014 (Legacy Health System)	A+/A2	6,465,000	6,723,665

	Oregon Facilities Authority, 5.00% due 3/15/2015 (Legacy Health System)	A+/A2	1,635,000	1,741,144

	Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	A+/A2	1,000,000	1,092,260

	Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	A+/A2	1,100,000	1,214,422

	Oregon State Department of Administrative Services COP, 5.00% due 11/1/2014 (Insured: Natl-Re/FGIC)	AA/Aa2	1,000,000	1,063,390

	Pennsylvania — 3.48%

	Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)	A/A2	1,000,000	1,048,020

	Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,381,088

	Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,504,364

	Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	2,015,859

	Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,411,180

	Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,143,669

	Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,767,411

	Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,808,354

[a]	Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,426,067

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Allegheny County Redevelopment Authority, 5.10% due 7/1/2014 (Pittsburgh Mills)	NR/NR	465,000	475,514

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA-/NR	1,475,000	1,560,579

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA-/NR	1,335,000	1,296,499

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A1	470,000	478,465

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A1	2,600,000	2,705,352

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A1	2,680,000	2,757,666

Chester County School Authority, 5.00% due 4/1/2016 (Intermediate School; Insured: AMBAC)	A+/NR	1,915,000	2,072,604

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA-/A1	5,570,000	6,348,352

City of Philadelphia, 5.00% due 7/1/2022 (Water and Wastewater System; Insured: AGM)	AA-/A1	1,155,000	1,216,100

City of Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)	AA-/A2	7,280,000	7,620,704

City of Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)	AA-/A2	3,000,000	3,145,080

City of Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)	BBB+/Baa2	1,925,000	2,017,477

City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)	AA-/A2	3,315,000	3,457,512

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA-/A2	1,395,000	1,546,804

City of Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)	A/A1	905,000	925,172

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA-/A1	3,030,000	3,390,600

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA-/A1	2,210,000	2,422,889

City of Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)	AA-/A1	3,240,000	3,521,232

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022	AA/Aa2	575,000	637,163

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A-/NR	1,390,000	1,522,245

County of Allegheny GO, 5.00% due 11/1/2019 (Insured: Natl-Re/FGIC)	A+/A1	1,260,000	1,323,479

County of Lehigh GO, 4.00% due 11/15/2014	NR/Aa1	3,190,000	3,352,594

Cumberland Valley School District GO, 5.00% due 11/15/2018 (Insured: AGM) (State Aid Withholding)	NR/Aa3	3,590,000	3,908,289

Easttown Municipal Authority, 4.25% due 9/1/2028 pre-refunded 9/1/2013 (Valley Forge Sewer System; Insured: AGM)	NR/Aa2	1,120,000	1,127,750

Economy Borough Municipal Authority, 3.00% due 12/15/2014 (Beaver County Sewer System; Insured: BAM)	AA/NR	330,000	341,114

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	532,028

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	454,880

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	661,561

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,256,075

Hospitals and Higher Educational Facilities Authority of Philadelphia, 0.06% due 7/1/2025 put 7/1/2013 (The Children’s Hospital of Philadelphia; SPA: JPMorgan Chase Bank) (daily demand notes)	AA/Aa2	980,000	980,000

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,720,976

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,403,562

Montgomery County IDA, 5.00% due 8/1/2016 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,108,220

Montgomery County IDA, 5.00% due 2/1/2017 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,117,920

Montgomery County IDA, 5.00% due 2/1/2020 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,132,240

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	527,955

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,231,310

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,181,143

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA-/A1	1,835,000	1,987,544

Pennsylvania Economic Development Financing Authority, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	11,220,500

Pennsylvania Economic Development Financing Authority, 3.70% due 11/1/2021 put 5/1/2015 (Waste Management, Inc.)	BBB/NR	7,750,000	8,019,700

Pennsylvania Economic Development Financing Authority, 1.75% due 12/1/2033 put 12/1/2015 (Waste Management, Inc.)	BBB/NR	2,000,000	1,999,040

Pennsylvania Economic Development Financing Authority, 3.00% due 12/1/2037 put 9/1/2015 (PPL Energy Supply)	BBB/NR	14,000,000	14,424,060

Pennsylvania Higher Education Assistance Agency, 0.35% due 12/15/2013 (Agency Headquarters Office Building)	AA/NR	500,000	500,160

Pennsylvania Higher Educational Facilities Authority, 5.00% due 6/1/2015 pre-refunded 6/1/2014 (Philadelphia University)	BBB/Baa2	985,000	1,026,981

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,457,360

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,866,224

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,739,115

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,181,221

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	765,000	787,514

Philadelphia Municipal Authority, 5.25% due 11/15/2017 (Insured: AGM)	AA-/A2	2,100,000	2,137,401

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,653,615

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,141,655

Philadelphia School District GO, 5.00% due 9/1/2013 (State Aid Withholding)	A+/Aa3	2,000,000	2,016,380

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	A+/Aa3	2,270,000	2,503,492

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	18,410,000	20,918,547

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	4,210,000	4,783,655

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	A+/Aa3	2,265,000	2,563,029

Plum Borough School District GO, 2.00% due 9/15/2013 (Insured: BAM) (State Aid Withholding)	AA/NR	1,820,000	1,826,024

Plum Borough School District GO, 2.00% due 9/15/2014 (Insured: BAM) (State Aid Withholding)	AA/NR	1,000,000	1,015,940

Plum Borough School District GO, 2.00% due 9/15/2015 (Insured: BAM) (State Aid Withholding)	AA/NR	850,000	868,080

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	788,753

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	253,392

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	814,636

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	428,341

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	433,832

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,323,464

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,596,877

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,750,972

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,620,217

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,706,722

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	536,561

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,121,379

School District of Pittsburgh GO, 3.00% due 9/1/2013 (Insured: AGM)	AA-/Aa3	2,100,000	2,109,828

School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA-/Aa3	4,000,000	4,510,960

School District of the City of Erie GO, 0% due 5/1/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	1,100,000	1,096,436

Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	500,000	504,895

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	1,000,000	999,430

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	625,000	611,244

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	1,185,000	1,203,225

West Mifflin Area School District GO, 3.70% due 10/1/2015 (Insured: AGM) (State Aid Withholding)	AA-/A2	2,210,000	2,354,158

York County Solid Waste & Refuse Authority, 5.50% due 12/1/2013 (Insured: Natl-Re/FGIC)	AA/A2	6,750,000	6,895,327

Rhode Island — 1.84%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	1,012,027

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,471,737

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,544,101

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,366,820

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,692,612

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,818,325

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Convention Center Authority, 5.25% due 5/15/2015 (Convention Center and Parking Projects; Insured: Natl-Re)	A/Baa1	765,000	788,180

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,365,000	6,139,009

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,408,547

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,811,667

Rhode Island Convention Center Authority, 5.00% due 5/15/2021 (Convention Center and Parking Projects; Insured: AGM)	AA-/Aa3	2,000,000	2,117,800

Rhode Island Economic Development Corp., 5.00% due 6/15/2014 (RIDOT Transit Improvements; Insured: AGM)	AA-/Aa3	2,000,000	2,007,760

Rhode Island Health & Educational Building Corp., 5.25% due 7/1/2014 (Memorial Hospital; LOC: Fleet Bank)	NR/NR	1,565,000	1,570,462

Rhode Island Health & Educational Building Corp., 5.25% due 4/1/2015 (Johnson & Wales University; Insured: Syncora)	NR/NR	1,500,000	1,505,745

Rhode Island Health & Educational Building Corp., 4.00% due 9/15/2015 (University of Rhode Island Auxiliary Enterprise)	A+/A1	500,000	532,355

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	869,647

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,591,786

State of Rhode Island and Providence Plantations, 5.00% due 10/1/2014 (Department of Children, Youth, and Families; Insured: MBIA)	AA-/Aa3	1,000,000	1,058,200

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2015 (Shepard’s Building; Insured: AGM)	AA-/Aa3	800,000	871,176

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	692,016

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,816,542

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,588,977

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,623,646

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,305,600

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,080,912

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,304,052

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,398,914

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,135,271

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,705,605

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	1,938,704

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,819,750

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,817,499

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,329,984

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,419,200

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,099,120

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,514,802

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,087,980

South Carolina — 0.63%

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,726,124

Georgetown County Environmental Improvement, 5.70% due 4/1/2014 (International Paper Co.)	BBB/Baa3	7,975,000	8,174,614

Greenville County School District, 5.25% due 12/1/2015 pre-refunded 12/1/2013 (Building Equity Sooner for Tomorrow)	AA/Aa2	1,000,000	1,020,530

Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,992,800

Greenwood County, 5.00% due 10/1/2013 (Self Regional Healthcare; Insured: AGM)	AA-/A1	2,000,000	2,023,220

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,109,670

Greenwood Fifty Facilities School District, 5.00% due 12/1/2015 (Insured: AGM)	AA-/A1	1,000,000	1,093,520

Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA-/A1	1,000,000	1,120,560

Lexington One School Facilities Corp., 5.00% due 12/1/2015 (Lexington County School District No. 1)	NR/Aa3	1,000,000	1,097,060

Medical University Hospital Authority, 4.85% due 8/15/2026 pre-refunded 8/15/2014 (Medical Center First Phase Expansion; Insured: Natl-Re/FHA)	A/Baa1	4,100,000	4,259,941

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re/FGIC)	NR/Baa1	3,800,000	4,683,462

School District of Beaufort County GO, 5.00% due 3/1/2015 (Educational Capital Improvements; Insured: SCSDE)	AA/Aa1	1,000,000	1,074,970

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2014 (CareAlliance Health Services; Insured: AGM)	AA-/A2	4,000,000	4,174,320

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2015 (CareAlliance Health Services; Insured: AGM)	AA-/A2	3,000,000	3,218,670

State of South Carolina GO, 5.00% due 11/1/2013 (Research University Infrastructure)	AA+/Aaa	700,000	711,466

State of South Carolina GO, 5.00% due 4/1/2015 (Transportation Infrastructure) (State Aid Withholding)	AA+/Aaa	2,070,000	2,233,820

South Dakota — 0.37%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re/FGIC)	AA/NR	2,000,000	2,189,180

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2015 (Regional Health)	NR/A1	1,390,000	1,512,640

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2015 (Sanford Health)	A+/A1	1,310,000	1,417,695

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,111,600

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,410,119

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,243,935

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,506,474

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,450,236

	South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,137,440

	South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,689,441

	South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,149,300

	South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health Issue)	AA-/A1	1,670,000	1,875,276

	South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,060,000	1,140,751

	South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,075,000	1,164,483

[a]	South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,185,000	1,288,048

	Tennessee — 0.72%

	City of Memphis, 5.00% due 12/1/2014 pre-refunded 12/1/2013 (Memphis Light, Gas & Water Division; Insured: Natl-Re)	AA+/Aa2	3,050,000	3,110,177

	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	3,200,000	3,360,352

	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015	NR/Baa2	3,500,000	3,753,225

	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa2	6,000,000	6,527,820

	Hallsdale-Powell Utility District, 2.00% due 4/1/2014	AA/NR	1,260,000	1,275,926

	Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	527,205

	Metropolitan Government of Nashville & Davidson County, 6.50% due 12/1/2014 (Water and Sewer Systems) (ETM)	A/Aaa	1,545,000	1,680,249

	Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015	A-/Baa2	3,000,000	3,164,430

	Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	BBB/Baa3	5,000,000	5,355,850

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	A-/Baa2	11,000,000	11,964,590

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	A-/Baa2	5,000,000	5,460,850

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	A-/Baa2	1,190,000	1,289,901

	Texas — 7.39%

	Amarillo Health Facilities Corp., 5.50% due 1/1/2015 (Baptist St. Anthony’s Hospital Corp.; Insured: AGM)	NR/A2	1,065,000	1,125,013

	Amarillo ISD GO, 2.00% due 2/1/2014 (Guaranty: PSF)	AAA/Aaa	1,180,000	1,192,602

	Amarillo ISD GO, 3.00% due 2/1/2015 (Guaranty: PSF)	AAA/Aaa	1,110,000	1,154,555

	Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus)	AA/Aa2	1,500,000	1,715,415

	Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	A/A1	1,200,000	1,283,952

	Brazos River Authority, 4.90% due 10/1/2015 (Center Point Energy; Insured: Natl-Re)	A/Baa1	4,885,000	5,201,988

	Brownwood ISD GO, 5.25% due 2/15/2017 (Educational Facilities; Insured: Natl-Re/FGIC)	NR/A1	1,310,000	1,393,853

	Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2014 (Roman Catholic Diocese of Austin)	NR/Baa1	890,000	915,223

	Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2015 (Roman Catholic Diocese of Austin)	NR/Baa1	1,100,000	1,160,973

	Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,503,219

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Austin, 5.50% due 11/15/2013 (Electric Utility System; Insured: AMBAC)	AA-/A1	1,000,000	1,020,000

City of Austin, 5.00% due 5/15/2014 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	2,890,000	3,009,473

City of Austin, 5.00% due 5/15/2015 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	1,520,000	1,644,078

City of Austin, 5.00% due 5/15/2016 (Water and Wastewater System; Insured: Natl-Re)	AA/Aa2	1,500,000	1,640,400

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,093,710

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,750,545

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,756,892

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,735,501

City of Bryan, 4.00% due 7/1/2014 (Electric System)	A+/A1	1,300,000	1,346,254

City of Bryan, 5.00% due 7/1/2015 (Electric System)	A+/A1	1,150,000	1,245,565

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A1	8,000,000	8,884,320

City of Dallas GO, 5.00% due 2/15/2018	AA+/Aa1	3,375,000	3,593,329

City of Denton GO, 3.00% due 2/15/2014	AA/Aa2	3,325,000	3,382,822

City of Denton GO, 4.00% due 2/15/2015	AA/Aa2	3,445,000	3,638,953

City of Denton GO, 4.00% due 2/15/2016	AA/Aa2	3,535,000	3,814,194

City of Denton GO, 5.00% due 2/15/2017	AA/Aa2	3,675,000	4,151,280

City of Denton GO, 5.00% due 2/15/2019	AA/Aa2	3,990,000	4,632,749

City of Denton GO, 5.00% due 2/15/2020	AA/Aa2	4,195,000	4,813,511

City of Houston, 5.00% due 11/15/2013 (Combined Utility System; Insured: AGM)	AA/Aa2	3,000,000	3,054,630

City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	2,000,000	2,107,160

City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	1,300,000	1,369,654

City of Houston, 5.00% due 7/1/2015 (Airport System)	AA-/Aa3	2,600,000	2,818,790

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,820,112

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,153,410

City of Houston, 0% due 9/1/2020 (Insured: AGM/AMBAC)	AA-/A2	3,650,000	2,799,805

City of Houston COP, 6.25% due 12/15/2014 (Water Conveyance System; Insured: AMBAC)	NR/NR	2,850,000	3,023,479

City of Laredo, 5.00% due 3/15/2014 (Sports Venue Improvement; Insured: AMBAC)	A+/A1	1,835,000	1,891,445

City of Laredo, 5.00% due 3/15/2015 (Sports Venue Improvement; Insured: AMBAC)	A+/A1	1,930,000	2,055,025

City of Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)	AA/Aa2	2,000,000	2,245,840

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,140,013

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,132,900

City of Richardson GO, 5.00% due 2/15/2014 (Insured: Natl-Re)	AAA/Aaa	3,000,000	3,088,980

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	23,792,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Antonio GO, 4.00% due 2/1/2015 (City Public Facility Improvements)	AAA/Aaa	1,000,000	1,055,980

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,676,229

City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	A/A3	2,835,000	3,143,193

Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,622,312

Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A2	625,000	704,500

County of Dallas GO, 5.00% due 8/15/2013	AAA/Aaa	1,000,000	1,006,260

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A+/A1	5,240,000	4,593,960

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A+/A1	5,200,000	5,853,692

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	BBB+/A3	1,160,000	1,292,634

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	BBB+/A3	1,260,000	1,404,068

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	BBB+/A3	1,935,000	2,137,440

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	BBB+/A3	2,035,000	2,247,902

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	BBB+/A3	2,175,000	2,380,951

Dallas-Fort Worth International Airport, 5.00% due 11/1/2013	A+/A2	1,175,000	1,193,976

Dallas-Fort Worth International Airport, 5.00% due 11/1/2014	A+/A2	1,300,000	1,378,780

Dallas-Fort Worth International Airport, 5.00% due 11/1/2015	A+/A2	3,370,000	3,683,343

Decatur ISD GO, 3.00% due 8/15/2015 (Wise County; Guaranty: PSF)	AAA/NR	1,710,000	1,798,065

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,213,536

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,223,600

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,528,870

Guadalupe-Blanco River Authority PCR, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa2	5,000,000	5,627,250

Gulf Coast Waste Disposal Authority, 3.00% due 10/1/2014 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	210,000	216,214

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	500,000	542,545

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	800,000	877,248

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	1,000,000	1,153,510

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	2,000,000	2,312,680

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area System; Insured: AMBAC)	A/NR	2,265,000	2,396,823

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	1,635,000	1,862,102

Harris County Cultural Education Facilities Finance Corp., 0.06% due 9/1/2031 put 7/1/2013 (Texas Medical Center Loan Facility; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	10,290,000	10,290,000

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2015 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,450,000	1,596,479

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,365,000	1,583,577

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,000,000	1,170,610

Harris County GO, 4.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	2,995,000	3,221,632

Harris County GO, 5.00% due 10/1/2015 (County Permanent Improvements)	AAA/NR	4,000,000	4,392,240

Harris County Health Facilities Development Corp., 5.00% due 11/15/2015 pre-refunded 11/15/2013 (Thermal Energy Corp. (TECO); Insured: Natl-Re)	AA/Aa3	1,500,000	1,526,490

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA-/A1	6,260,000	6,950,979

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank)	A+/A1	1,245,000	1,594,783

Harris County Health Facilities Development Corp., 0.06% due 10/1/2041 put 7/1/2013 (Texas Children’s Hospital; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA/Aa2	10,960,000	10,960,000

Harris County Hospital District, 5.00% due 2/15/2014 (Insured: Natl-Re)	A/A2	1,275,000	1,307,321

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	A/A2	1,500,000	1,648,170

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	910,000	1,005,532

Houston ISD GO, 5.00% due 2/15/2014 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,059,620

Houston ISD GO, 5.00% due 2/15/2015 (Harris County School Buildings)	AA+/Aaa	2,450,000	2,626,620

Houston ISD GO, 3.00% due 7/15/2015 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,099,720

Houston ISD GO, 1.50% due 6/1/2036 put 6/1/2015 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,118,100

Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,215,900

Houston ISD Public Facility Corp., 0% due 9/15/2014 (West Side High School; Insured: AMBAC)	AA/Aa2	6,190,000	6,137,880

Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)	AAA/NR	2,170,000	1,977,174

Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	1,000,000	918,890

Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB-/NR	4,000,000	4,126,680

Lower Colorado River Authority, 5.875% due 5/15/2016 (Insured: BHAC/FSA)	NR/Aa1	2,210,000	2,219,746

Mission Economic Development Corp., 3.75% due 12/1/2018 put 5/1/2015 (Waste Management, Inc.)	BBB/NR	8,500,000	8,817,050

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,001,039

North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)	AAA/Aaa	2,000,000	2,249,980

North Texas University, 5.00% due 4/15/2014	NR/Aa2	1,250,000	1,296,725

North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,499,570

Nueces River Authority, 5.00% due 7/15/2015 (City of Corpus Christi Lake Texana Project; Insured: AGM)	AA-/Aa3	1,000,000	1,085,000

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,120,330

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,901,323

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,841,146

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	2,000,000	2,100,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State of Texas, 2.50% due 8/30/2013 (General Revenue Fund Cash Management)	SP-1+/Mig1	118,000,000	118,482,620

	Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital)	A/A1	2,280,000	2,527,950

	Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital)	A/A1	2,000,000	2,257,580

	Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)	A+/A2	1,000,000	999,310

	Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA-/A2	10,000,000	11,396,500

	Texas Public Finance Authority, 5.00% due 1/1/2014 (Unemployment Compensation)	AAA/Aaa	5,000,000	5,121,600

	Texas Public Finance Authority, 5.00% due 7/1/2014 (Unemployment Compensation)	AAA/Aaa	5,000,000	5,240,050

	Texas Public Finance Authority, 5.00% due 10/15/2014 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,305,000	1,380,155

	Texas Public Finance Authority, 5.00% due 10/15/2015 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,450,000	1,582,646

	Texas Public Finance Authority, 5.00% due 7/1/2017 (Unemployment Compensation)	AAA/Aaa	15,500,000	16,963,045

	Tyler Junior College District GO, 4.00% due 2/15/2015 (Higher Education Building Projects)	AA+/NR	1,300,000	1,371,500

[a]	Uptown Development Authority, 5.00% due 9/1/2015 (Infrastructure Improvements)	BBB/NR	1,370,000	1,479,860

	Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,752,173

	Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,085,929

	Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,174,335

[a]	Waco Health Facilities Development Corp., 4.00% due 9/1/2013 (Hillcrest Health System; Insured: Natl-Re) (ETM)	A/NR	1,000,000	1,006,220

	Waco Health Facilities Development Corp., 5.25% due 9/1/2014 pre-refunded 9/1/2013 (Hillcrest Baptist Medical Center; Insured: Natl-Re)	A/NR	1,000,000	1,008,450

	West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	A+/A1	2,140,000	2,349,741

	Ysleta ISD GO, 2.00% due 8/15/2014 (Guaranty: PSF)	AAA/Aaa	3,115,000	3,175,711

	U.S. Virgin Islands — 0.19%

	Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	7,690,000	8,628,411

	Virgin Islands Water & Power Authority, 4.75% due 7/1/2015	BBB-/Baa2	1,000,000	1,036,630

	Virgin Islands Water & Power Authority, 4.75% due 7/1/2016	BBB-/Baa2	1,225,000	1,287,671

	Virgin Islands Water & Power Authority, 4.75% due 7/1/2017	BBB-/Baa2	1,300,000	1,367,184

	Utah — 0.34%

	Intermountain Power Agency, 5.00% due 7/1/2013	A+/A1	5,250,000	5,252,100

	Murray City, 0.06% due 5/15/2037 put 7/1/2013 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	16,635,000	16,635,000

	State of Utah Building Ownership Authority, 5.00% due 5/15/2014 (State Facilities Master Lease Program)	AA+/Aa1	500,000	520,640

	Vermont — 0.34%

	Vermont Colleges GO, 4.00% due 7/1/2017	A+/NR	5,375,000	5,879,498

	Vermont Economic Development Authority, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/A3	14,250,000	16,175,887

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Virginia — 0.49%

	Arlington County IDA, 5.00% due 8/1/2013 (County Capital Projects)	AA+/Aa1	1,325,000	1,330,737

	City of Portsmouth GO, 5.00% due 7/1/2017 (Insured: AGM)	AA/Aa2	2,000,000	2,086,360

	Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,915,510

	Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	5,000,000	5,389,500

	Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,245,992

	Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	5,886,210

	Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,770,400

[a]	Northwestern Regional Jail Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2015 (Community Corrections Center; Insured: Natl-Re)	A+/Aa2	900,000	980,829

	Prince William County IDA, 5.35% due 10/1/2036 pre-refunded 10/1/2013 (Potomac Hospital Corp. of Prince William)	NR/NR	4,240,000	4,378,012

	Upper Occoquan Sewage Authority, 5.00% due 7/1/2013 (Sewerage System; Insured: AGM)	AAA/Aa1	1,000,000	1,000,400

	Virginia Public Building Authority, 5.00% due 8/1/2014 (Public Facilities Projects)	AA+/Aa1	1,300,000	1,305,395

	Washington — 2.23%

	Bremerton School District No. 100C GO, 0% due 12/1/2015 (Insured: AGM)	NR/Aa1	1,270,000	1,237,298

	Central Puget Sound Regional Transit Authority, 4.00% due 2/1/2015	AAA/Aa1	840,000	886,612

	County of Mason GO, 2.00% due 12/1/2013 (Insured: AGM)	AA-/NR	2,010,000	2,022,763

	Energy Northwest, 5.00% due 7/1/2013 (Bonneville Power Administration Project 1)	AA-/Aa1	3,835,000	3,836,534

	Energy Northwest, 5.00% due 7/1/2014 (Wind Project; Insured: AMBAC)	A/A2	2,575,000	2,686,343

	Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,738,300

	Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	6,277,700

	Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	540,028

	King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 (Insured: Natl-Re/FGIC)	AA+/Aa1	2,000,000	2,185,880

	Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,112,270

	Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,228,997

	Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,638,991

	Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,931,898

	Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,082,045

	Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,111,224

	Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	2,010,216

	Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re/FGIC)	A/A1	5,000,000	5,809,750

	Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	1,000,000	1,105,550

	Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,266,780

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,063,020

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	882,976

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	920,963

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,258,565

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	535,510

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	500,000	530,545

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,092,970

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,394,511

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,959,912

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,823,853

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,626,192

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,171,889

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,100,740

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,100,770

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,096,670

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,084,720

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,955,561

Snohomish County Public Utilities District, 5.00% due 12/1/2015 pre-refunded 6/1/2014 (Insured: AGM)	AA-/Aa3	5,015,000	5,233,052

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,697,917

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,920,416

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	3,093,462

State of Washington COP, 5.00% due 7/1/2019 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,166,610

State of Washington COP, 5.00% due 7/1/2020 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,829,593

State of Washington COP, 5.00% due 7/1/2021 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,622,531

State of Washington COP, 5.00% due 7/1/2022 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,460,380

State of Washington GO, 5.00% due 7/1/2015 (Public Highway, Bridge, Ferry Capital and Operating Costs)	AA+/Aa1	5,355,000	5,828,061

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re/FGIC)	AA+/Aa1	4,000,000	3,696,160

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re/FGIC)	AA+/Aa1	3,000,000	2,669,550

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,615,223

State of Washington Public Power Supply Systems, 0% due 7/1/2013 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	1,760,000	1,759,947

State of Washington Public Power Supply Systems, 0% due 7/1/2015 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	3,000,000	2,950,230

Washington Health Care Facilities Authority, 5.00% due 7/1/2013 (Overlake Hospital Medical Center; Insured: AGM)	AA-/A2	1,000,000	1,000,380

Washington Health Care Facilities Authority, 5.00% due 8/15/2013 (Multicare Health Systems)	AA-/A1	1,250,000	1,257,213

Washington Health Care Facilities Authority, 4.00% due 10/1/2013 (Seattle Children’s Hospital)	NR/Aa3	1,500,000	1,513,110

Washington Health Care Facilities Authority, 5.00% due 8/15/2014 (Multicare Health Systems)	AA-/A1	1,500,000	1,566,465

Washington Health Care Facilities Authority, 5.00% due 8/15/2015 (Multicare Health Systems)	AA-/A1	2,000,000	2,147,000

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (Multicare Health Systems)	AA-/A1	2,075,000	2,282,562

Washington Health Care Facilities Authority, 5.375% due 12/1/2016 (Group Health Cooperative of Puget Sound; Insured: AMBAC)	BB+/NR	2,000,000	2,004,480

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A-/A2	1,245,000	1,369,263

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (Multicare Health Systems)	AA-/A1	1,000,000	1,116,940

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242)	AA-/NR	7,935,000	8,994,005

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (Multicare Health Systems)	AA-/A1	2,000,000	2,258,760

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A-/A2	1,050,000	1,163,463

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A-/A2	1,000,000	1,094,660

West Virginia — 0.21%

Kanawha, Mercer, Nicholas Counties Single Family Mtg, 0% due 2/1/2015 pre-refunded 2/1/2014	NR/Aaa	2,260,000	2,026,067

Mason County PCR, 2.00% due 10/1/2022 put 10/1/2014 (Appalachian Power Co.)	NR/Baa2	1,500,000	1,520,970

Monongalia County Building Commission, 5.25% due 7/1/2020 (Monongalia General Hospital)	A-/NR	3,545,000	3,680,384

West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013 (Appalachian Power Company)	BBB/Baa2	1,000,000	1,007,370

West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013 (Appalachian Power Company)	BBB/Baa2	1,000,000	1,007,370

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,166,040

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,165,720

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,737,045

West Virginia University Board of Governors, 5.00% due 10/1/2018 pre-refunded 10/1/2014 (West Virginia University Projects; Insured: Natl-Re/FGIC)	A+/Aa3	450,000	476,365

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin — 1.01%

City of La Crosse GO, 2.00% due 12/1/2013	AA/NR	1,400,000	1,410,234

Fox Valley Technical College District GO, 2.00% due 12/1/2014 (Higher Education Facility Projects)	NR/Aaa	4,520,000	4,628,842

Fox Valley Technical College District GO, 3.00% due 12/1/2015 (Higher Education Facility Projects)	NR/Aaa	4,515,000	4,766,079

State of Wisconsin, 5.00% due 7/1/2015 (Petroleum Environmental Cleanup Fund Award Program)	AA/Aa2	4,000,000	4,343,240

State of Wisconsin GO, 5.00% due 5/1/2016 (General Governmental Purposes; Insured: Natl-Re)	AA/Aa2	1,665,000	1,726,455

Village of Union Grove GO, 5.05% due 12/1/2019 pre-refunded 12/1/2013 (Tax Incremental District No. 3 Community Development)	NR/NR	130,000	132,638

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2014 (Aurora Health Care, Inc.)	NR/A3	4,265,000	4,456,157

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2015 (Aurora Health Care, Inc.)	NR/A3	4,100,000	4,412,379

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A3	3,695,000	4,067,419

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,295,000	1,435,844

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,113,990

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A3	5,025,000	5,602,523

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A-/A3	1,855,000	2,091,160

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,133,610

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A-/A3	2,110,000	2,402,109

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,244,764

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,972,503

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,810,384

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A3	4,500,000	4,905,315

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,472,100

TOTAL INVESTMENTS — 99.00% (Cost $6,356,448,251)			$6,502,119,800

OTHER ASSETS LESS LIABILITIES — 1.00%			65,641,764

NET ASSETS — 100.00%			$6,567,761,564

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FNMA	Collateralized by Federal National Mortgage Association

FSA	Insured by Financial Security Assurance Co.

GNMA	Insured by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

NCSL	National Conference of State Legislature

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SCSDE	Insured by South Carolina Department of Education

SONYMA	State of New York Mortgage Authority

SPA	Stand-by Purchase Agreement

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	June 30, 2013 Unaudited

instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities			$6,502,119,800
Municipal Bonds	$6,502,119,800	$-		$-

Total Investments in Securities	$6,502,119,800	$-	$6,502,119,800	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 2.34%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$160,000	$171,811

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	812,505

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	880,388

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	957,503

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	1,004,632

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,038,745

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,086,458

Alabama Drinking Water Finance Authority, 5.25% due 8/15/2015 (Insured: AMBAC)	NR/NR	1,200,000	1,291,620

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,223,760

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	902,960

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	4,888,474

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	2,000,000	1,986,500

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,308,725

Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014	AAA/Aa1	1,310,000	1,365,583

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,495,860

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,134,640

Alaska — 0.52%

Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: Natl-Re)	AA/Aa2	2,470,000	2,625,981

City of Valdez, 5.00% due 1/1/2014 (BP Pipelines (Alaska), Inc. Project)	A/A2	500,000	511,305

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,321,040

Arizona — 2.57%

Arizona Board of Regents for the Benefit of the University of Arizona, 5.00% due 8/1/2024 (Stimulus Plan for Economic and Educational Development)	AA-/Aa3	1,635,000	1,857,131

Arizona HFA, 5.00% due 7/1/2017 (Catholic Healthcare West)	A/A3	1,450,000	1,615,285

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	526,445

City of Flagstaff GO, 2.00% due 7/1/2014 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	160,000	162,525

City of Flagstaff GO, 1.75% due 7/1/2015 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	165,000	168,216

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	203,478

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	725,809

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	456,406

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	215,748

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Tucson GO, 9.75% due 7/1/2013 (ETM)	AA-/NR	500,000	500,395

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	4,630,000	4,969,379

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,000,000	1,136,730

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	1,916,840

Salt Verde Financial Corporation, 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	2,000,000	2,219,560

Salt Verde Financial Corporation, 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	735,000	783,150

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,434,899

University Medical Center Corp. GO, 5.00% due 7/1/2015 (UMCC Health Care Facilities)	BBB+/Baa1	1,000,000	1,068,170

California — 8.41%

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA-/NR	2,000,000	2,083,840

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,245,520

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,098,780

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,081,090

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,213,642

California HFFA, 5.25% due 3/1/2027 (Catholic Healthcare West)	A/A3	5,250,000	5,639,077

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	A/NR	1,500,000	1,583,505

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB/Baa3	2,000,000	2,178,200

California State Housing Finance Agency, 4.55% due 2/1/2015 (Home Mtg; Insured: FGIC) (AMT)	BBB/Baa2	2,640,000	2,719,702

California State Public Works Board, 5.00% due 6/1/2017 (Regents of University of California; Insured: Natl-Re)	AA-/Aa2	2,000,000	2,284,000

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A2	2,500,000	2,650,775

California Statewide Community Development Authority, 6.25% due 8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	1,050,000	1,209,096

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,045,000	7,186,957

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,794,409

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,471,847

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	4,000,000	3,995,200

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA-/A1	1,245,000	1,397,077

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA-/A1	1,000,000	1,111,070

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	680,000	755,521

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,111,910

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	A+/Baa1	1,165,000	1,374,653

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	5,000,000	5,113,750

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A/NR	1,120,000	1,210,597

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA-/A2	1,120,000	1,177,557

M-S-R Energy Authority, 6.125% due 11/1/2029	A-/NR	2,500,000	2,811,350

Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)	AA-/NR	1,095,000	771,110

Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)	AA-/NR	1,100,000	673,189

Pasadena Area Community College District GO, 4.50% due 8/1/2013 (Industrial Technologies Building, Bookstore, Campus Center and Arts Building; Insured: AMBAC)	AA+/Aa2	250,000	250,975

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,060,000	1,253,222

Sacramento County Sanitation Districts Financing Authority, 0.08% due 12/1/2039 put 7/1/2013 (Sacramento Regional Wastewater Treatment Plant; LOC: Morgan Stanley) (daily demand notes)	AAA/Aa3	5,000,000	5,000,000

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/Ba1	2,400,000	2,467,056

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/Ba1	1,175,000	1,215,866

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA/Aa1	3,000,000	2,571,720

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	605,700

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2013 (Insured: AMBAC) (AMT)	A+/A2	1,000,000	1,016,470

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	A/A1	5,000,000	5,521,100

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	A+/A2	3,000,000	3,418,560

Turlock Irrigation District, 5.00% due 1/1/2021	A+/A2	1,750,000	1,989,872

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA-/A3	1,205,000	1,290,929

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA-/A2	800,000	589,344

Colorado — 1.80%

Adams County, 5.00% due 8/1/2014 (Platte Valley Medical Center; Insured: Natl-Re/FHA 242) ETM	A/NR	965,000	1,013,443

ADCOM Public Facilities Leasing Trust COP, 5.75% due 12/1/2016 (Adams County Communications Center, Inc.-Emergency Telephone System Project)	NR/A1	885,000	886,859

Colorado Water Resources & Power Development Authority, 3.00% due 9/1/2014 (Water System Facilities Improvements)	AAA/Aaa	1,745,000	1,801,678

Denver City & County COP, 0.07% due 12/1/2031 Put 7/1/2013 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	2,000,000	2,000,000

Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,430,000	2,576,796

El Paso County School District GO, 7.10% due 12/1/2013 (State Aid Withholding)	AA-/Aa2	500,000	514,490

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,409,917

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,420,373

Northwest Parkway Public Highway Authority, 5.20% due 6/15/2014 (Insured: AGM) (ETM)	AA-/A2	1,005,000	1,051,562

Park Creek Metropolitan District, 5.25% due 12/1/2020 (Insured: AGM)	AA-/NR	1,120,000	1,283,363

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A-/Aa3	3,000,000	3,417,660

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Southlands Metropolitan District GO, 7.00% due 12/1/2024 pre-refunded 12/1/2014	AA+/NR	1,370,000	1,499,657

Connecticut — 0.49%

Connecticut Health & Educational Facilities Authority, 6.50% due 7/1/2013 (Hospital of Saint Raphael; Insured: AMBAC) (ETM)	NR/NR	1,755,000	1,755,895

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB-/NR	1,350,000	1,392,809

State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Improvements)	AA/Aa3	2,000,000	2,006,520

Delaware — 0.29%

Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)	BBB-/Baa3	1,785,000	1,798,173

Delaware River and Bay Authority, 5.00% due 1/1/2018 (Delaware Memorial Bridge and Cape May-Lewis Ferry; Insured: Natl-Re)	A/A1	500,000	529,555

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/A2	615,000	661,783

District of Columbia — 1.59%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,125,020

District of Columbia COP, 5.25% due 1/1/2014 (Insured: Natl-Re)	A+/Aa3	2,000,000	2,047,960

District of Columbia COP, 5.00% due 1/1/2020 (Insured: Natl-Re)	A+/Aa3	3,900,000	4,188,795

District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)	AA-/Aa2	3,000,000	3,301,740

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA-/A3	4,890,000	3,089,257

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA-/A3	5,000,000	2,957,100

Florida — 8.36%

City of Gainesville, 0.07% due 10/1/2026 put 7/1/2013 (Utilities Systems; SPA: SunTrust Bank) (daily demand notes)	AA/Aa2	4,940,000	4,940,000

City of Lakeland, 5.00% due 10/1/2018 (Energy System; Insured: AGM)	AA/A1	2,000,000	2,301,780

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/A1	3,680,000	4,126,899

City of Lakeland, 5.25% due 10/1/2036 (Energy System)	AA/A1	2,770,000	3,037,859

City of Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)	A/A2	1,000,000	1,002,780

Correctional Privatization Commission COP, 5.00% due 8/1/2017 (Insured: AMBAC)	AA+/Aa2	1,000,000	1,045,670

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan; Insured: AMBAC)	NR/NR	2,085,000	2,208,286

Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)	AA-/A2	2,560,000	2,761,062

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	547,430

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	535,570

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	A/Baa1	1,000,000	1,087,690

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	A/Baa1	2,235,000	2,372,810

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,235,861

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,412,376

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa3	1,100,000	1,196,173

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa3	1,750,000	1,903,003

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hillsborough County, 5.00% due 3/1/2017 (Water & Wastewater System Capital Improvements; Insured: Natl-Re)	A+/A1	5,630,000	6,023,706

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 (Insured: Syncora)	NR/A3	3,000,000	3,164,100

Lake County School Board Master Lease Program COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,293,793

Manatee County, 2.00% due 10/1/2013 (Various County Capital Projects)	NR/Aa2	460,000	462,075

Manatee County, 5.00% due 10/1/2015 (Various County Capital Projects)	NR/Aa2	500,000	548,080

Manatee County, 5.00% due 10/1/2016 (Transportation Capital Improvements; Insured: AMBAC)	AA-/Aa2	1,000,000	1,058,590

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 (University of Miami)	A-/A3	250,000	266,640

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,103,990

Miami-Dade County Expressway Authority, 5.25% due 7/1/2026 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re)	A/A3	375,000	393,713

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA-/Aa2	1,040,000	1,141,993

Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA-/Aa2	2,130,000	2,503,772

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,429,732

Miami-Dade County School Board COP, 5.25% due 5/1/2022 (Insured: AGM)	AA-/A1	2,600,000	2,920,684

Orange County HFA, 6.25% due 10/1/2013 (Orlando Regional Hospital; Insured: Natl-Re)	A/A2	440,000	446,349

Orange County HFA, 6.25% due 10/1/2016 (Orlando Regional Hospital; Insured: Natl-Re)	A/A2	2,545,000	2,759,340

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A2	2,000,000	2,153,460

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016	NR/Aa3	1,500,000	1,667,625

Sarasota County Public Hospital Board, 4.41% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	2,000,000	1,906,420

School Board of Broward County COP, 5.00% due 7/1/2020 (Educational Facilities and Equipment; Insured: AGM)	AA-/Aa3	1,000,000	1,087,030

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/Aa3	3,000,000	3,258,150

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/Aa3	2,000,000	2,154,740

Solid Waste Authority of Palm Beach County, 2.00% due 10/1/2013 (Renewable Energy Facility)	AA+/Aa2	300,000	301,287

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,667,565

St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)	NR/NR	4,885,000	5,031,403

State of Florida Board of Governors, 4.00% due 7/1/2023 (University System Capital Improvements)	AA/Aa2	4,565,000	4,819,636

Tampa Health Systems, 5.50% due 11/15/2013 (Catholic Health East Group; Insured: Natl-Re)	A/Aa2	1,050,000	1,069,499

University of Central Florida COP Convocation Corp., 5.00% due 10/1/2019 (Insured: Natl-Re)	A/NR	1,135,000	1,166,371

Georgia — 2.19%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	541,580

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	564,300

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	796,218

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	633,566

City of Atlanta Water & Wastewater, 5.50% due 11/1/2022 (Insured: Natl-Re)	A/A1	530,000	622,633

City of Atlanta Water & Wastewater, 5.50% due 11/1/2024 (Insured: AGM)	AA-/A1	5,000,000	5,553,000

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,332,641

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,548,762

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	574,828

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	784,457

Clayton County and Clayton County Water Authority, 2.00% due 5/1/2014 (Water & Sewerage System)	AA+/NR	585,000	593,886

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Association)	NR/A2	3,000,000	3,469,530

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	2,345,000	2,576,686

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,314,096

Guam — 0.68%

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,215,360

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,179,600

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA-/A2	2,500,000	2,693,700

Hawaii — 1.21%

City and County of Honolulu GO, 5.00% due 7/1/2016 (Insured: Natl-Re)	NR/Aa1	1,000,000	1,081,210

Hawaii Department of Budget & Finance, 6.40% due 7/1/2013 (Kapiolani Health Care; Insured: Natl-Re)	A/A3	455,000	455,196

State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	10,000,000	11,149,100

Illinois — 6.10%

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/01/2016 (Low Income Public Housing Program; Insured: AGM)	AA-/A2	5,295,000	5,917,798

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/Aa3	1,500,000	1,721,835

City of Chicago, 6.25% due 11/15/2013 (Near South Redevelopment; Insured: ACA)	NR/NR	875,000	875,026

City of Chicago, 5.00% due 1/1/2014 (Wastewater Transmission Project)	A+/Aa3	1,485,000	1,519,660

City of Chicago, 5.30% due 1/1/2014 (Lincoln Belmont; Insured: ACA)	NR/NR	855,000	856,462

City of Chicago, 0% due 11/15/2014 (Near South Redevelopment; Insured: ACA)	NR/NR	1,440,000	1,348,776

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,273,295

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,210,000	1,395,493

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	A+/Aa3	1,000,000	1,086,280

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,900,000	1,929,792

City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)	NR/A2	500,000	529,875

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,658,085

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,880,004

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,255,740

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	579,360

Community Consolidated School District No. 93, DuPage County GO, 2.00% due 1/1/2015 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	465,000	473,491

Community Consolidated School District No. 93, DuPage County GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	495,893

Community Unit School District No. 3, Champaign and Piatt Counties GO, 5.80% due 11/1/2013 pre-refunded 11/1/2013 (Mahomet-Seymour Educational Facilities; Insured: AGM) (ETM)	NR/A1	955,000	973,088

Cook County GO, 5.25% due 11/15/2024	AA/Aa3	3,000,000	3,328,470

Cook County School District GO, 0% due 12/1/2022 (ETM)	NR/NR	2,000,000	1,514,560

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	831,952

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center)	A/A2	1,000,000	1,098,280

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 (Rush University Medical Center)	A/A2	1,000,000	1,069,960

Illinois Finance Authority, 5.25% due 9/1/2015 (Water & Wastewater Facilities)	AAA/Aaa	420,000	450,580

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA/NR	2,000,000	2,223,100

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA/NR	2,000,000	2,269,200

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,051,590

Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)	AA/Aa2	5,175,000	6,037,414

Illinois Finance Authority, 5.50% due 8/15/2043 pre-refunded 8/15/2014 (Northwestern Memorial Hospital)	NR/NR	400,000	423,340

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Centers, Inc.; Collateralized GNMA)	NR/Aa1	630,000	631,430

Illinois Toll Highway Authority, 5.00% due 1/1/2021 (Congestion-Relief Plan; Insured: AGM)	AA-/Aa3	350,000	376,677

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	42,970

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	884,741

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	AAA/NR	1,000,000	1,152,410

Niles Park District GO, 2.00% due 12/1/2014 (Parks and Recreation Projects)	NR/Aa2	315,000	320,824

Niles Park District GO, 2.00% due 12/1/2015 (Parks and Recreation Projects)	NR/Aa2	325,000	332,764

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	337,805

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	360,964

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	367,630

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	375,732

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	384,027

Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)	A/A2	1,425,000	1,409,325

Southern Illinois University, 5.00% due 4/1/2014 (Housing & Auxiliary Facilities System; Insured: Natl-Re)	A+/A2	1,350,000	1,395,022

Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities System; Insured: Natl-Re)	A+/A2	1,000,000	1,151,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Illinois, 5.00% due 6/15/2018 (Build Illinois)	AAA/NR	2,000,000	2,314,420

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/A1	1,205,000	1,789,377

University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)	A/Aa2	1,590,000	1,584,165

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	639,224

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	991,643

Indiana — 4.10%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,725,987

Allen County Redevelopment District, 5.00% due 11/15/2018	NR/A2	1,560,000	1,652,461

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,033,922

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,673,810

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,562,080

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	2,777,011

Clay Multi-School Building Corp., 4.00% due 7/15/2013 (State Aid Withholding)	AA+/NR	1,290,000	1,291,870

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,964,801

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,505,077

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	716,266

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/NR	1,000,000	1,222,440

Indiana Bond Bank, 5.25% due 2/1/2015 (Safe Drinking Water & Wastewater Programs)	AAA/NR	500,000	537,225

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A2	5,340,000	6,083,808

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,304,600

Indiana Finance Authority, 5.00% due 3/1/2019 (University Health)	AA-/A1	5,000,000	5,713,400

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	661,682

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,554,822

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,658,793

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,088,290

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 (146th Street Extension)	AA-/NR	1,000,000	1,103,020

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 (146th Street Extension)	AA-/NR	1,000,000	1,079,690

Iowa — 0.44%

City of Coralville COP, 5.25% due 6/1/2022 (Marriott Hotel and Convention Center)	NR/Ba1	2,980,000	3,034,772

City of Iowa City, 4.00% due 7/1/2013 (Water Utility System; Insured: AGM)	NR/Aa2	325,000	325,101

Iowa Higher Education Loan Authority, 4.00% due 12/1/2013 (Grinnell College Project)	AAA/Aaa	1,200,000	1,219,104

Kansas — 0.64%

City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)	SP-1+/Mig1	5,000,000	5,000,400

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	671,979

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Wyandotte County School District GO, 5.00% due 9/1/2014 (Insured: Natl-Re)	NR/A1	1,030,000	1,082,932

	Kentucky — 0.58%

	Adair County Public Properties Corporation, 3.75% due 12/1/2013 (Justice Center Project)	NR/Aa3	250,000	253,705

	Jefferson County School District Finance Corp., 4.00% due 9/1/2018 (Educational Facility Acquisition and Improvements; Insured: AGM)	AA-/Aa2	610,000	631,826

	Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured: Natl-Re)	A/Baa1	2,845,000	2,905,968

	Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)	AA-/A3	1,500,000	1,573,170

	Turnpike Authority of Kentucky, 5.00% due 7/1/2017 (Revitalization Projects-Highway Capital Planning; Insured: AMBAC)	AA+/Aa2	650,000	701,298

	Louisiana — 2.92%

	City of New Orleans, 6.00% due 6/1/2024 (Sewerage System; Insured: AGM)	AA-/A3	750,000	843,547

	Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	BBB+/NR	1,230,000	1,295,953

	Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	BBB+/NR	1,350,000	1,400,193

	Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	BBB+/NR	1,490,000	1,543,238

	Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	BBB+/NR	1,650,000	1,711,363

	Louisiana Local Government Environment Facilities Authority, 5.00% due 3/1/2014 (Independence Stadium)	A/NR	1,000,000	1,026,730

	Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC Project)	A-/NR	2,500,000	2,543,200

	Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA-/A3	1,590,000	1,676,353

	Morehouse Parish PCR, 5.25% due 11/15/2013 (International Paper Co.)	BBB/Baa3	3,000,000	3,042,630

	New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA-/A2	1,000,000	1,126,100

[a]	New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA-/A2	2,000,000	2,225,900

	New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA-/Aa3	1,000,000	1,115,880

	New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA-/Aa3	1,000,000	1,106,720

	Office Facilities Corporation, 5.00% due 5/1/2014 (State Capitol Complex Program)	NR/Aa3	1,000,000	1,037,830

	Office Facilities Corporation, 5.00% due 3/1/2019 (State Capitol Complex Program)	AA-/Aa3	255,000	293,490

	Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	A/NR	1,065,000	1,203,450

	Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	A/NR	2,620,000	2,944,696

	St. Tammany Parish, 5.00% due 6/1/2019 (Insured: CIFG)	AA-/NR	1,300,000	1,468,194

	St. Tammany Parish, 5.00% due 6/1/2020 (Insured: CIFG)	AA-/NR	1,000,000	1,129,380

	State of Louisiana GO, 5.00% due 8/1/2018 (Insured: AGM)	AA/Aa2	300,000	324,408

	Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,547,595

	Maine — 0.17%

	Maine Health and Higher Educational Facilities Authority, 6.00% due 10/1/2013 (Maine Medical Center) (ETM)	NR/Aaa	650,000	659,366

	Maine Municipal Bond Bank, 5.00% due 11/1/2013 (Governmental Entity Loans)	AA+/Aa2	330,000	335,395

	Maine Municipal Bond Bank, 5.00% due 11/1/2013 (Governmental Entity Loans)	AA+/Aa2	250,000	254,088

	Town of Falmouth GO, 2.00% due 11/15/2013 (Elementary School Project)	AA+/Aa1	540,000	543,532

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Maryland — 0.10%

Mayor and City Council of Baltimore GO, 3.00% due 10/15/2013 (City Public Capital Improvement Projects; Insured: AGM)	AA-/Aa2	250,000	252,085

Mayor and City Council of Baltimore GO, 4.00% due 10/15/2013 (City Public Capital Improvement Projects)	AA-/Aa2	250,000	252,828

Washington Suburban Sanitary District GO, 4.00% due 6/1/2015 (Water Supply System)	AAA/Aaa	500,000	516,185

Massachusetts — 1.36%

Commonwealth of Massachusetts GO, 4.00% due 6/1/2015 (Commonwealth Capital Investment Plan)	AA+/Aa1	525,000	559,897

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2020 pre-refunded 7/1/2014 (Transportation Capital Program)	AAA/Aa1	300,000	315,033

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,158,550

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Student Loan Review)	AA/NR	1,130,000	1,261,916

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA-/Aa2	10,000,000	10,951,400

Michigan — 4.29%

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa2	370,000	405,779

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: AGM)	AA-/A2	1,260,000	1,297,573

City of Detroit, 4.00% due 7/1/2016 (Water Supply System; Insured: BHAC)	AA+/Aa1	855,000	889,294

City of Detroit, 4.25% due 7/1/2016 (Water Supply System; Insured: Natl-Re)	A/Baa1	1,100,000	1,126,840

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	3,000,000	3,047,040

City of Troy GO, 5.00% due 10/1/2016	AAA/NR	1,060,000	1,178,413

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA-/Aa2	3,150,000	3,333,141

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA-/Aa2	1,100,000	1,168,288

Fraser Public School District GO, 5.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM/Q-SBLF)	AA-/Aa2	910,000	974,055

Kalamazoo Hospital Finance Authority, 6.25% due 6/1/2014 (Borgess Medical Center; Insured: FGIC) (ETM)	AA+/Aaa	650,000	684,717

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA-/A2	2,000,000	2,240,060

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,754,791

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,370,697

L’Anse Creuse Public Schools GO, 5.00% due 5/1/2014 (Macomb County School District Building & Site; Insured: AGM/Q-SBLF)	AA/Aa2	500,000	519,175

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,685,528

Michigan Public Educational Facilities Authority, 5.50% due 9/1/2022 (Black River School)	NR/NR	1,110,000	1,063,624

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	975,000	1,004,026

Michigan State Building Authority, 5.25% due 10/15/2017 (Insured: AGM)	AA-/Aa3	2,450,000	2,484,153

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Natl-Re)	A+/Aa3	5,000,000	2,951,950

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Sparrow Health System)	A+/A1	2,140,000	2,216,098

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Health System)	A/A2	3,000,000	3,083,820

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	1,000,000	1,074,730

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital)	A/A1	2,000,000	2,198,520

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 (William Beaumont Hospital)	A/A1	2,540,000	3,083,712

South Lyon Community Schools GO, 4.00% due 5/1/2019 (Oakland, Washtenaw, Livingston Counties School District Building & Site; Insured: Natl-Re)	A+/Aa2	450,000	476,064

State of Michigan Trunk Line Fund, 5.50% due 11/1/2020 (Insured: AGM)	AA+/Aa2	1,500,000	1,809,705

Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA-/Aa3	750,000	791,947

Minnesota — 1.58%

City of St. Cloud, 5.00% due 5/1/2014 (CentraCare Health System)	NR/A1	835,000	866,229

Clay County GO, 3.00% due 4/1/2014 (Construction of County State-Aid Road Improvements)	AA/NR	725,000	740,428

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 (HealthPartners Health System)	A-/A2	1,965,000	2,113,476

Housing & Redevelopment Authority of the City of St. Paul & the City of Minneapolis, 6.00% due 12/1/2018 (HealthPartners Health System)	A-/A2	1,000,000	1,021,930

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: AMBAC) (AMT)	AA+/Aa1	3,885,000	4,070,936

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA-/NR	2,500,000	2,783,325

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	4,500,000	4,919,625

Mississippi — 1.18%

Medical Center Educational Building Corp., 4.00% due 6/1/2014 (University of Mississippi Medical Center)	AA-/Aa2	1,240,000	1,278,738

Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	2,046,989

Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,069,153

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,719,823

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/Aa2	2,850,000	3,212,548

Missouri — 1.64%

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2024 (Educational Facilities)	AA+/NR	500,000	508,565

Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,105,050

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,075,350

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,112,640

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,130,400

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,578,900

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,916,547

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements)	NR/NR	925,000	969,779

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,805,000	3,796,134

	Nevada — 1.17%

	Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,555,448

	Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,447,000

	Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,123,220

	Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,091,240

	New Hampshire — 1.54%

	Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	NR/Caa1	4,990,000	4,266,849

	New Hampshire Business Finance Authority PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)	BBB+/Baa1	3,920,000	4,058,376

	New Hampshire Health & Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,062,010

[b]	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA/Aa3	1,860,000	2,112,756

	State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,616,255

	State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	1,996,716

	New Jersey — 1.14%

	Burlington County Bridge Commission, 2.00% due 12/1/2013 (Governmental Loan Programs)	AA/Aa2	660,000	664,792

	Burlington County Bridge Commission, 4.00% due 12/1/2017 (Governmental Loan Programs)	AA/Aa2	850,000	945,038

	Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & State Court Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	2,997,900

	Garden State Preservation Trust, 6.375% due 11/1/2013 (Open Space and Farmland Preservation Program; Insured: Natl-Re)	AAA/Aa3	300,000	306,255

	New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A+/A1	2,000,000	2,361,900

	New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	683,095

	Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A2	3,000,000	3,544,650

	Southeast Morris County Municipal Utilities Authority, 4.00% due 1/1/2014 (Water Supply and Distribution System)	NR/Aa2	405,000	411,626

	New Mexico — 1.05%

	City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)	BBB+/Baa1	3,000,000	3,167,040

	City of Las Cruces, 5.00% due 6/1/2030	NR/Aa3	2,040,000	2,162,278

	Incorporated County of Los Alamos, 5.00% due 7/1/2014 (Department of Public Utilities; Insured: AGM)	AA-/A2	2,000,000	2,007,820

	Regents of New Mexico State University, 3.00% due 4/1/2014 (NMSU Golf Course and Corbett Center Student Union)	AA/Aa2	555,000	566,622

	Rio Rancho Public School District No. 94, 5.00% due 8/1/2015 (State Aid Withholding)	NR/Aa1	1,715,000	1,868,149

	Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Insured: AGM) (State Aid Withholding)	NR/Aa1	1,205,000	1,253,622

	New York — 5.34%

	City of New York GO, 5.00% due 8/1/2019 pre-refunded 8/1/2015 (Insured: Natl-Re)	A/Aa2	205,000	224,139

	City of New York GO, 5.00% due 8/1/2019 (Insured: Natl-Re)	AA/Aa2	400,000	432,368

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 0.44% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,723,058

Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)	AA-/Aa3	3,000,000	3,495,720

Ilion Central School District, 1.25% due 1/30/2014 (Educational Facilities) (State Aid Withholding)	NR/Mig1	5,000,000	5,029,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Elementary, Middle/High School Projects; Insured: Natl-Re) (State Aid Withholding)	NR/A1	505,000	567,231

New York City Municipal Water Finance Authority, 0.06% due 6/15/2039 put 7/1/2013 (Water and Sewer System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA+/Aa2	20,000,000	20,000,000

New York City Transitional Finance Authority, 5.00% due 11/1/2013 (City Capital Projects; Insured: Natl-Re/FGIC-TCRS)	AAA/Aa1	250,000	254,123

New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	3,340,000	3,478,309

New York City Transitional Finance Authority, 0.08% due 8/1/2031 put 7/1/2013 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	1,700,000	1,700,000

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA-/Aa3	990,000	1,085,179

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	938,646

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA-/Aa3	500,000	589,630

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,334,453

New York State Dormitory Authority, 5.00% due 12/15/2027 (State Educational & Medical Facilities)	AAA/NR	10,000,000	11,250,900

United Nations Development Corp., 5.00% due 7/1/2025	NR/A1	1,700,000	1,838,550

North Carolina — 0.31%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	629,562

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,319,517

County of Henderson COP, 5.25% due 5/1/2017 (Dana Elementary School and Depts. of Social Services, Public Health and Veterans Services; Insured: AMBAC)	AA-/Aa3	230,000	249,927

North Dakota — 0.26%

City of Bismarck GO, 2.50% due 5/1/2014 (Street, Sewer and Water Systems)	NR/Aa1	250,000	254,330

County of Ward Health Care Facilities, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,034,320

North Dakota Building Authority, 4.25% due 12/1/2015 (Insured: Natl-Re)	AA/Aa2	1,305,000	1,419,540

Ohio — 5.36%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,078,450

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,361,680

City of Cleveland, 2.00% due 10/1/2014 (Parks and Recreation Facilities)	AA/A1	470,000	478,831

City of Cleveland, 2.00% due 10/1/2015 (Public Safety, Health and Welfare Facilities)	AA/A1	375,000	384,664

City of Cleveland, 2.00% due 10/1/2015 (Parks and Recreation Facilities)	AA/A1	475,000	487,241

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	514,662

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,613,382

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	107,469

City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,121,210

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,106,530

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,327,010

City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,635,975

Cleveland Municipal School District GO, 5.25% due 12/1/2019 pre-refunded 6/1/2014 (Educational Facilities Improvements; Insured: AGM) (State Aid Withholding)	AA/Aa2	1,045,000	1,092,840

Cleveland Municipal School District GO, 5.25% due 12/1/2023 pre-refunded 6/1/2014 (Educational Facilities Improvements; Insured: AGM) (State Aid Withholding)	AA/Aa2	1,000,000	1,045,780

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (LOC: FifthThird Bank)	BBB+/NR	785,000	785,777

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	1,330,000	1,533,663

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA/Aa2	1,780,000	1,970,852

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	4,842,664

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,128,666

County of Hamilton, 5.00% due 12/1/2015 (Metropolitan Sewer District of Greater Cincinnati; Insured: Natl-Re)	AA+/Aa2	350,000	356,741

Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,137,144

Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,027,560

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,000,000	1,084,800

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,284,425

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,388,890

Ohio Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,094,600

Ohio Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,054,060

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	10,775,000	11,776,213

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,306,716

Oklahoma — 2.19%

Oklahoma City Municipal Water and Sewer, 0% due 7/1/2013 (Insured: AMBAC)	NR/NR	1,485,000	1,484,940

Oklahoma DFA, 0.07% due 8/15/2033 put 7/1/2013 (Integris Health; Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)	AA-/Aa3	15,000,000	15,000,000

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A1	3,730,000	4,092,444

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA-/A2	1,000,000	1,136,580

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,256,097

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oregon — 0.03%

Oregon State Department of Administrative Services COP, 4.00% due 5/1/2014 (Correctional Facilities Improvements; Insured: Natl-Re)	AA/Aa2	320,000	330,211

Pennsylvania — 3.50%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,866,425

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	1,145,000	1,164,877

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,166,409

Ambridge Area School District GO, 5.50% due 11/1/2031 pre-refunded 11/1/2014 (Senior High School; Insured: Natl-Re) (State Aid Withholding)	A/NR	350,000	374,038

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Educational Facilities; Insured: AGM) (State Aid Withholding)	AA-/NR	475,000	533,933

Bradford County IDA, 5.20% due 12/1/2019 (International Paper Company) (AMT)	BBB/Baa3	2,620,000	2,756,921

Chartiers Valley Industrial & Community Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	924,237

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	6,486,368

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	499,187

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	6,570,000	6,460,084

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,215,557

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	3,673,800

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	444,492

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	400,175

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	390,805

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	422,541

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	462,213

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	499,006

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	A+/Aa3	5,250,000	5,943,105

Rhode Island — 0.99%

Rhode Island Health & Education Building Corp., 5.25% due 7/1/2015 (Memorial Hospital; LOC: Fleet Bank)	NR/NR	1,325,000	1,329,121

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,046,316

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	859,832

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2025 (Consolidated Capital Development Loan)	AA/Aa2	3,985,000	4,138,104

South Carolina — 2.18%

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50 Project; Insured: AGM)	AA-/A1	2,400,000	2,633,928

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	278,235

Lexington County Health Services District, Inc., 5.75% due 11/1/2028 pre-refunded 11/1/2013 (Lexington Medical Center)	AA-/A1	525,000	534,723

Lexington One School Facilities Corp., 5.00% due 12/1/2019 (School District No. 1 Project)	NR/Aa3	1,000,000	1,097,080

Lexington One School Facilities Corp., 5.25% due 12/1/2021 (School District No. 1 Project)	NR/Aa3	1,700,000	1,831,665

Medical University Hospital Authority, 5.25% due 8/15/2022 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	300,000	313,044

Medical University Hospital Authority, 5.25% due 8/15/2023 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	1,550,000	1,617,394

Medical University Hospital Authority, 5.25% due 2/15/2024 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	725,000	756,523

Medical University Hospital Authority, 4.85% due 2/15/2026 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	300,000	311,703

Medical University Hospital Authority, 5.25% due 2/15/2027 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	250,000	260,870

Scago Educational Facilities Corp., 5.00% due 12/1/2017 (Colleton School District; Insured: AGM)	AA-/A3	1,000,000	1,113,420

Scago Educational Facilities Corp., 5.00% due 4/1/2019 (Spartanburg School District; Insured: AGM)	AA-/Aa3	2,740,000	2,956,542

Scago Educational Facilities Corp., 5.00% due 4/1/2021 (Spartanburg School District; Insured: AGM)	AA-/Aa3	1,000,000	1,076,710

Securing Assets For Education, 5.00% due 12/1/2019 (School District of Berkeley County Project)	A+/Aa3	2,000,000	2,225,740

South Carolina Housing Finance & Development Authority, 5.875% due 7/1/2022 (AMT)	NR/Aa1	1,700,000	1,819,085

South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	870,000	902,364

Sumter Two School Facilities Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA-/A3	2,855,000	3,089,053

South Dakota — 0.34%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,711,820

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,820,666

Tennessee — 1.06%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	1,000,000	1,050,110

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023	BBB/Baa3	2,500,000	2,586,575

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023	A-/Baa2	7,000,000	7,465,640

Texas — 8.16%

Arlington ISD GO, 5.00% due 2/15/2018 (Tarrant County Educational Facilities; Guaranty: PSF)	NR/Aaa	300,000	322,098

Austin Community College District, 5.50% due 8/1/2023 (Round Rock Campus)	AA/Aa2	2,180,000	2,495,010

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,825,000	1,853,452

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A/A1	1,300,000	1,446,211

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A/A1	2,300,000	2,558,681

Board of Regents of the Texas A&M University System, 5.25% due 5/15/2017 (Revenue Financing System and Capital Plan Projects)	AA+/Aaa	200,000	215,874

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Arlington GO, 5.00% due 8/15/2019 (Insured: AGM)	AAA/Aa1	600,000	649,404

City of Bryan, 3.00% due 7/1/2013 (Electric System)	A+/A1	1,000,000	1,000,220

City of Cedar Park GO, 5.00% due 2/15/2016 pre-refunded 2/15/2014 (Recreational Facility Improvements; Insured: Natl-Re)	A/Aa2	75,000	77,224

City of Cedar Park GO, 5.00% due 2/15/2016 (Recreational Facility Improvements; Insured: Natl-Re)	AA/Aa2	560,000	576,604

City of Cedar Park GO, 5.00% due 2/15/2016 pre-refunded 2/15/2014 (Recreational Facility Improvements; Insured: Natl-Re)	A/Aa2	365,000	375,870

City of Dallas, 5.00% due 10/1/2031 pre-refunded 10/1/2015 (Waterworks & Sewer System; Insured: AGM)	AAA/Aa1	4,710,000	5,177,467

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	615,327

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,228,351

City of Houston, 5.00% due 9/1/2013	A-/A2	1,500,000	1,512,285

City of Houston, 5.00% due 9/1/2013	A-/A2	1,400,000	1,411,466

City of Laredo, 5.00% due 3/15/2018 (Sports Venue Improvements; Insured: AMBAC)	A+/A1	2,040,000	2,134,228

City of Laredo GO, 5.00% due 8/15/2017 (Waterworks and Sewer System Projects; Insured: AMBAC)	AA/Aa2	500,000	539,955

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,321,033

City of San Antonio Passenger Facility, 5.00% due 7/1/2024 (Airport System Improvements) (AMT)	A-/A2	2,065,000	2,229,642

City of San Antonio Passenger Facility, 5.00% due 7/1/2025 (Airport System Improvements) (AMT)	A-/A2	1,160,000	1,240,237

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	BBB+/A3	3,000,000	3,248,850

Dallas-Fort Worth International Airport, 5.00% due 11/1/2015	A+/A2	1,000,000	1,092,980

Eagle Mountain & Saginaw Texas ISD GO, 2.50% due 8/1/2050 put 8/1/2014 (School Improvements; Guaranty: PSF)	AAA/NR	1,000,000	1,023,730

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 (Educational Facilities; Insured: Natl-Re)	AA/Aa2	20,000	21,739

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 pre-refunded 8/15/2015 (Educational Facilities; Insured: Natl-Re)	A/Aa2	545,000	599,609

Harris County Hospital District, 5.00% due 2/15/2015 (Insured: Natl-Re)	A/A2	2,075,000	2,193,545

Houston Airport System, 5.00% due 7/1/2014	A/NR	1,000,000	1,045,520

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	700,000	803,992

Houston ISD GO, 1.00% due 6/1/2035 put 6/1/2014 (Harris County Educational Facilities; Guaranty: PSF)	AAA/Aaa	2,000,000	2,009,060

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	566,426

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	587,685

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 (Kipp, Inc.)	BBB/NR	3,000,000	3,235,410

Mission Economic Development Corp., 6.00% due 8/1/2020 put 8/1/2013 (Waste Management, Inc. Project) (AMT)	BBB/NR	3,250,000	3,262,447

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa3	270,000	309,471

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA/NR	450,000	514,742

Round Rock Transportation System Development Corp., 3.00% due 8/15/2013	AA/NR	500,000	501,720

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,687,101

Socorro ISD GO, 5.25% due 8/15/2014 (Educational Facility Projects; Guaranty: PSF)	AAA/NR	1,100,000	1,162,282

Stafford Economic Development Corp., 6.00% due 9/1/2017 (Convention Center-Performing Arts Center Theater Complex; Insured: Natl-Re)	A+/A1	1,775,000	1,960,843

State of Texas, 2.50% due 8/30/2013 (General Revenue Fund Cash Management)	SP-1+/Mig1	15,000,000	15,061,350

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	2,450,000	3,230,521

Texas Public Finance Authority, 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,066,030

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,913,625

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,021,420

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,317,350

U.S. Virgin Islands — 0.53%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,583,600

Utah — 0.33%

City of Herriman, 5.75% due 11/1/2027 (Towne Center Assessment Area)	A/NR	610,000	658,904

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,415,862

Murray City, 0.06% due 5/15/2037 put 7/1/2013 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa1	1,360,000	1,360,000

Virginia — 1.07%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	A/NR	795,000	859,300

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	3,050,000	3,287,595

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	A+/Aa3	280,000	282,492

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,374,660

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,366,755

Washington — 2.07%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,503,760

Skagit County Public Hospital District No. 1 GO, 5.125% due 12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)	NR/A1	1,900,000	2,076,092

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,286,756

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,180,330

State of Washington COP, 5.00% due 7/1/2014 (Higher Education Capital Projects)	NR/Aa2	1,905,000	1,994,592

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 (Multi-care Systems; Insured: AGM)	AA-/A1	1,000,000	1,091,250

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 (Highline Medical Centers; Insured: FHA 242)	AA-/NR	3,985,000	4,576,972

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

West Virginia — 0.26%

State of West Virginia GO, 5.00% due 6/1/2022 (Division of Highways State Road Fund; Insured: Natl-Re)	AA/Aa1	1,000,000	1,074,810

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,628,930

Wisconsin — 1.88%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A-/A3	2,170,000	2,425,800

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,202,037

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,687,894

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A-/A3	5,000,000	5,451,250

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,427,913

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,533,541

TOTAL INVESTMENTS — 96.31% (Cost $979,278,974)			$1,008,675,583

OTHER ASSETS LESS LIABILITIES — 3.69%			38,684,936

NET ASSETS — 100.00%			$1,047,360,519

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

GNMA	Insured by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

ISD	Independent School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

LOC	Letter of Credit

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SONYMA	State of New York Mortgage Authority

SPA	Stand-by Purchase Agreement

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	June 30, 2013 Unaudited

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,008,675,583	$-	$1,008,675,583	$-

Total Investments in Securities	$1,008,675,583	$-	$1,008,675,583	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Alabama — 0.57%

	City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	$1,000,000	$993,250

	Arizona — 1.00%

	Maricopa County PCR, 6.00% due 5/1/2029 put 5/1/2014 (Arizona Public Service Co.)	BBB+/Baa1	500,000	519,610

	Pima County IDA, 6.25% due 7/1/2013 (Arizona Charter Schools)	NR/Baa3	185,000	185,087

	Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)	NR/NR	405,000	402,363

	Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	645,468

	Arkansas — 0.09%

	City of Springdale, 5.00% due 7/1/2017 (Baseball Stadium and Street Improvements; Insured: AGM)	AA-/A2	150,000	150,543

	California — 14.37%

	Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA-/A2	830,000	433,924

	California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	1,500,000	1,718,670

	California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	416,707

	California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	BBB/Baa2	1,175,000	1,227,170

	California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	BBB/Baa2	560,000	532,739

	California Municipal Finance Authority, 8.50% due 11/1/2039 (Harbor Regional Center)	NR/Baa1	1,000,000	1,195,310

	California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A2	1,000,000	1,060,310

	California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Offices Renovation)	A-/A2	100,000	115,761

	California Statewide Communities Development Authority, 5.00% due 8/15/2039 (Children’s Hospital of Los Angeles; Insured: Natl-Re)	A/Baa1	1,185,000	1,194,160

	California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	1,000,000	1,018,900

	Calipatria USD GO, 4.00% due 8/1/2017 (Educational Facilities Improvements; Insured: AMBAC)	NR/NR	150,000	150,713

	Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities Improvements; Insured: ACA)	NR/NR	2,425,000	1,107,206

	Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	565,150

	Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,000,000	998,800

	City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	BBB/NR	1,000,000	1,038,450

	City of Santa Monica, 4.00% due 1/1/2017 (Hyperion Project-Wastewater Enterprise; Insured: Natl-Re/FGIC)	AAA/Aa2	75,000	75,176

[a]	Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA-/A1	1,750,000	1,807,890

	County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	658,407

	Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park)	A/NR	650,000	678,912

	Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	2,500,000	2,556,875

	Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2014 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re/FGIC)	A/NR	75,000	77,759

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2015 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re/FGIC)	A/NR	50,000	52,620

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re/FGIC)	A/NR	200,000	209,450

M-S-R Energy Authority, 6.50% due 11/1/2039	A-/NR	1,000,000	1,177,210

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	887,318

Riverside Community College District GO, 5.00% due 8/1/2021 (Insured: AGM)	AA/Aa2	150,000	161,717

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	A/A2	535,000	366,571

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	A/Baa1	1,025,000	634,936

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	279,190

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	568,545

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/Ba1	1,000,000	1,029,500

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA-/NR	100,000	100,422

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	A+/A2	500,000	509,400

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	469,740

Colorado — 4.26%

Colorado Housing & Finance Authority, 0% due 9/1/2014 (ETM)	NR/Aa1	200,000	198,960

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,550,327

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	460,247

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	612,569

Eagle Bend Metropolitan District GO, 5.00% due 12/1/2020 (Insured: Radian)	A-/NR	920,000	947,931

Eagle River Fire District, 6.625% due 12/1/2024	NR/NR	225,000	237,609

Eagle River Fire District, 6.875% due 12/1/2030	NR/NR	400,000	418,408

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/Baa2	700,000	782,537

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/Baa2	260,000	310,266

Regional Transportation District COP, 4.50% due 6/1/2016 (Transit Vehicles Project; Insured: AMBAC)	A-/Aa3	350,000	376,621

Regional Transportation District COP, 5.375% due 6/1/2031	A-/Aa3	500,000	533,575

Connecticut — 1.17%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB-/NR	1,000,000	1,032,500

State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Improvements)	AA/Aa3	1,000,000	1,003,260

Delaware — 1.18%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BB+/NR	1,000,000	1,046,310

Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)	BBB-/Baa3	1,000,000	1,007,380

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia — 0.42%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA-/A3	1,500,000	727,485

Florida — 8.42%

City of Lakeland, 5.25% due 10/1/2036 (Energy System)	AA/A1	2,000,000	2,193,400

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,245,000	1,322,638

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,790,000	1,901,088

County of Orange, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	380,497

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa2	1,000,000	1,035,430

Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024	NR/A3	340,000	344,260

Martin County IDA, 4.20% due 12/15/2025 (Indiantown Cogeneration, L.P. Project) (AMT)	BB/Ba1	1,000,000	936,600

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,177,770

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	510,995

Sarasota County Public Hospital Board, 4.41% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	1,000,000	953,210

Sarasota County Public Hospital Board, 5.50% due 7/1/2028 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	1,085,000	1,163,174

School Board of Marion County COP, 5.25% due 6/1/2022 (Educational Facilities; Insured: AMBAC)	NR/A1	1,000,000	1,067,070

St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement Communities Project)	NR/NR	230,000	233,551

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	A/Baa1	1,000,000	1,080,500

University of Southern Florida Financing Corp. COP, 5.00% due 7/1/2021 (Student Housing & Parking Facilities; Insured: AMBAC)	A/A1	375,000	402,341

Georgia — 1.77%

City of Atlanta, 6.25% due 11/1/2034 (Water and Wastewater Capital Improvement Program)	A/A1	500,000	580,960

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Association)	NR/A2	1,000,000	1,156,510

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A/A2	515,000	572,108

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/Baa2	350,000	391,234

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	385,371

Guam — 2.12%

Guam Government, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	526,540

Guam Government Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B/NR	1,000,000	1,051,600

Guam Government GO, 7.00% due 11/15/2039	B+/NR	520,000	557,700

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA-/A2	1,000,000	1,057,240

Guam Power Authority, 5.00% due 10/1/2034 (Electric Power System)	BBB/Baa3	500,000	508,865

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois — 7.73%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA-/A2	365,000	400,051

City of Chicago, 4.70% due 11/15/2013 (Near South Redevelopment; Insured: AMBAC)	NR/NR	800,000	802,512

City of Chicago, 5.25% due 1/1/2016 (Municipal Residential Street Improvements; Insured: AMBAC)	AA+/Baa1	800,000	803,144

City of Chicago, 5.75% due 1/1/2021 (O’Hare International Airport Capital Improvement Program; Insured: AGM) (AMT)	AA-/A2	3,000,000	3,071,760

City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	1,000,000	1,023,870

City of Chicago, 5.00% due 1/1/2035 (Midway Airport Development Plan; Insured: Natl-Re)	A/A2	1,055,000	1,057,564

City of Chicago GO, 5.00% due 1/1/2020 (Insured: AGM)	AA-/Aa3	475,000	499,120

Cook County GO, 5.25% due 11/15/2033	AA/Aa3	1,000,000	1,066,000

Illinois Finance Authority, 5.75% due 11/15/2037 (OSF Healthcare System)	A/A3	330,000	345,817

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A3	1,545,000	1,675,985

Kane County Community Unit School District No. 101 GO, 5.00% due 1/1/2017 (Educational Facilities; Insured: AGM)	NR/Aa2	100,000	108,662

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	AAA/Baa1	1,500,000	1,530,900

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	NR/Baa1	250,000	272,785

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	NR/Baa1	410,000	493,333

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re/FGIC)	NR/NR	570,000	336,750

Indiana — 3.00%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,017,220

Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)	BB-/B1	3,000,000	3,190,080

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,034,730

Iowa — 0.57%

Iowa Finance Authority, 5.00% due 12/1/2019 (Midwestern Disaster Area - Iowa Fertilizer Company Project)	BB-/NR	1,000,000	994,540

Kansas — 1.80%

City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)	SP-1+/Mig1	1,900,000	1,900,152

City of Wichita MFR, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	330,000	323,790

City of Wichita MFR, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	757,653

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA/NR	150,000	156,564

Kentucky — 1.65%

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A-/Baa1	540,000	578,502

Kentucky DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	715,000	512,834

Kentucky DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	2,650,000	1,786,842

Louisiana — 2.12%

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2027	NR/A2	1,000,000	1,072,070

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA-/A3	120,000	120,691

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	500,000	512,885

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,000,000	1,990,000

Massachusetts — 0.23%

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	370,000	400,170

Michigan — 8.06%

Charter County of Wayne, 5.00% due 12/1/2030 (Airport Hotel; Insured: Natl-Re)	A/Baa1	805,000	806,691

City of Detroit, 0% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re/FGIC)	A+/B1	100,000	86,880

City of Detroit, 5.00% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re/FGIC)	A+/B1	100,000	102,480

City of Detroit, 0% due 7/1/2018 (Sewage Disposal System; Insured: Natl-Re/FGIC)	A+/B1	330,000	269,834

City of Detroit, 5.00% due 7/1/2018 (Water Supply System; Insured: Natl-Re)	A/Baa1	350,000	355,562

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re/FGIC)	A+/B1	1,000,000	1,003,500

City of Detroit, 5.25% due 7/1/2021 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	200,000	201,614

City of Detroit, 5.00% due 7/1/2022 (Water Supply System; Insured: Natl-Re/FGIC)	A+/B1	260,000	259,997

City of Detroit, 5.25% due 7/1/2023 (Sewage Disposal System; Insured: Natl-Re)	A+/Baa1	180,000	180,707

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	1,009,800

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,029,840

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA-/A1	225,000	231,507

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,012,070

Michigan Finance Authority, 8.125% due 4/1/2041 (Hope Academy Project)	NR/NR	990,000	1,075,675

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	672,862

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,070,000	1,101,854

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Edward W. Sparrow Hospital Assoc.)	A+/A1	200,000	215,198

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Southshore Medical Center)	A/A2	650,000	668,161

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A/A2	1,000,000	1,046,030

Michigan Strategic Fund, 5.00% due 8/1/2013 (NSF International Project)	A-/NR	300,000	300,999

Michigan Strategic Fund, 7.00% due 5/1/2021 (The Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	309,805

School District of the City of Detroit, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa2	1,000,000	1,072,540

School District of the City of Detroit GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA-/Aa2	1,000,000	1,062,080

Minnesota — 0.90%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: AMBAC) (AMT)	AA+/Aa1	1,000,000	1,047,860

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023	A-/A2	115,000	120,644

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood & Woodbury)	NR/NR	415,000	404,862

	Mississippi — 0.08%

	Jackson Public School District, 4.00% due 2/1/2018 (District Long Range Capital Expenditure Program; Insured: AGM) (State Aid Withholding)	NR/Aa3	140,000	146,192

	Missouri — 2.13%

	Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements)	NR/NR	1,170,000	1,226,639

	Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,496,358

	Nevada — 1.61%

	Carson City, 5.00% due 9/1/2033 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,250,000	1,273,875

	Redevelopment Agency of the City of Mesquite, 7.00% due 6/1/2019 (Public Facility and Redevelopment Projects)	BBB+/NR	700,000	714,987

	Redevelopment Agency of the City of Mesquite, 7.125% due 6/1/2021 (Public Facility and Redevelopment Projects)	BBB+/NR	300,000	305,394

	Redevelopment Agency of the City of Mesquite, 7.375% due 6/1/2024 (Public Facility and Redevelopment Projects)	BBB+/NR	500,000	508,335

	New Jersey — 0.41%

	Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	716,745

	New Mexico — 2.18%

	City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)	BBB+/Baa1	1,000,000	1,055,680

	City of Santa Fe, 5.00% due 5/15/2042 (El Castillo Retirement Residences)	BBB-/NR	3,000,000	2,751,600

	New York — 1.04%

	City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA-/A1	400,000	429,400

	New York State Dormitory Authority, 5.00% due 7/1/2016 (David Axelrod Institute for Public Health)	AA-/Aa3	315,000	328,343

	New York Thruway Authority, 5.00% due 1/1/2037 (Governor Thomas E. Dewey Thruway)	A+/A1	1,000,000	1,048,710

	North Carolina — 1.59%

	City of Charlotte COP, 5.50% due 8/1/2017 (Convention Facility Project)	AA+/Aa2	625,000	634,125

[b]	County of Dare, 5.00% due 6/1/2025 (Educational Facilities)	AA-/Aa3	1,500,000	1,695,435

	North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2020 (Progress Energy Carolinas, Inc. Initial Project Acquisition; Insured: AMBAC)	A-/NR	410,000	444,243

	Ohio — 3.33%

	American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	570,360

	American Municipal Power, Inc., 5.00% due 2/15/2037 (AMP Fremont Energy Center)	A/A1	1,000,000	1,028,170

	Cleveland Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	295,000	295,292

	Cleveland Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; Insured: City Appropriations)	BBB+/NR	1,000,000	1,078,600

	Ohio State Air Quality Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	100,000	103,133

	Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,094,600

	Ohio Water Development Authority, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,350,000	1,374,327

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wyoming City School District GO, 5.00% due 12/1/2018 (Educational Facilities; Insured: AGM)	NR/A2	250,000	269,743

Oregon — 0.85%

City of Portland MFR, 6.05% due 11/1/2034 (Pacific Tower Apartments Project) (AMT)	NR/Baa1	490,000	483,027

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration; Insured: ACA)	NR/NR	1,000,000	1,005,840

Other — 0.52%

iShares National AMT-Free Muni Bond Exchange Traded Fund	NR/NR	8,650	908,596

Pennsylvania — 5.03%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	950,000	1,003,551

City of Philadelphia, 5.00% due 6/15/2027 (Philadelphia International and Northeast Philadelphia Airports) (AMT)	A+/A2	2,000,000	2,079,980

Pennsylvania Economic Development Financing Authority, 5.00% due 12/1/2014 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	450,000	458,285

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,769,886

Pennsylvania Higher Educational Facilities Authority, 5.00% due 10/1/2035 (Shippensburg University Student Housing Project)	BBB-/Baa3	595,000	571,783

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	1,836,900

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,055,380

Rhode Island — 0.44%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	AA-/NR	315,000	362,672

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	AA-/NR	350,000	396,634

South Dakota — 0.69%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	416,052

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	785,873

Tennessee — 0.36%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015	BBB/Baa3	100,000	104,522

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	A-/Baa2	500,000	528,115

Texas — 12.33%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BB+/Ba1	720,000	744,185

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BB+/Ba1	665,000	622,859

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB-/NR	2,730,000	2,734,150

Commissioners Court of Bexar County, 5.00% due 6/15/2018 (County Highway Construction and Maintenance)	AA+/Aaa	200,000	215,656

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	554,865

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 (Kipp, Inc.)	BBB/NR	1,000,000	1,091,670

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	A-/Baa3	40,000	44,338

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,102,730

State of Texas, 2.50% due 8/30/2013 (General Revenue Fund Cash Management)	SP-1+/Mig1	3,500,000	3,514,315

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tarrant County Cultural Educational Facilities Finance Corp., 0.04% due 10/1/2041 put 7/1/2013 (Methodist Hospitals of Dallas; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	5,745,000	5,745,000

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	1,165,000	1,536,146

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	104,108

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 2/15/2018 (Cosmos Foundation, Inc.)	BBB/NR	670,000	689,631

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	158,411

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,566,600

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,101,280

U.S. Virgin Islands — 0.39%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	560,290

Virgin Islands Water & Power Authority, 5.50% due 7/1/2017	NR/NR	120,000	120,241

Utah — 0.75%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	A/NR	1,000,000	1,064,040

State Board of Regents of the State of Utah, 4.00% due 11/1/2013 (Student Loans)	AAA/Aaa	250,000	253,193

Virginia — 1.00%

City of Lexington IDA, 5.375% due 1/1/2028 (Residential Care Facility-Kendal at Lexington)	NR/NR	1,000,000	995,510

Virginia Housing Development Authority GO, 4.66% due 1/1/2027 (Low-Moderate Income Mortgage Loan Program) (AMT)	AAA/Aaa	200,000	202,218

Virginia Small Business Financing Authority, 9.00% due 7/1/2039 (Hampton RDS Proton)	NR/NR	500,000	549,230

Washington — 0.60%

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A-/A2	1,000,000	1,044,080

TOTAL INVESTMENTS — 96.76% (Cost $163,360,446)			$168,866,722

OTHER ASSETS LESS LIABILITIES — 3.24%			5,663,469

NET ASSETS — 100.00%			$174,530,191

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	Insured by CIFG Assurance North America Inc.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LOC	Letter of Credit

Mtg	Mortgage

MFR	Multi-Family Revenue Bond

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Q-SBLF	Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	June 30, 2013 Unaudited

participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$167,958,126	$-	$167,958,126	$-
Exchange Traded Funds	908,596	908,596	-	-

Total Investments in Securities	$168,866,722	$908,596	$167,958,126	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$2,086,108

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Capital Projects)	AA/Aa3	1,000,000	1,165,830

Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)	A+/Baa1	1,150,000	1,182,234

Anaheim Public Financing Authority, 5.00% due 10/1/2020 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	445,000	466,062

Anaheim Public Financing Authority, 5.00% due 10/1/2021 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	820,000	854,145

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA-/A2	3,000,000	2,037,150

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,310,139

Bay Area Toll Authority, 0.76% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	5,036,550

Bay Area Water Supply & Conservation Agency, 1.00% due 10/1/2014 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,009,160

Bay Area Water Supply & Conservation Agency, 2.00% due 10/1/2015 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,032,380

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,231,408

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,128,510

Cabrillo USD GO, 2.00% due 8/1/2013 (Educational Facilities)	AA-/Aa2	600,000	600,966

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	3,060,000	3,325,639

California Education Notes Program, 2.00% due 1/31/2014 (School Districts Capital Program Cash Flow Management)	SP-1+/NR	13,340,000	13,482,471

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,755,662

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,661,654

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,665,391

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,261,680

California HFFA, 5.25% due 10/1/2013 (Providence Health and Services)	AA/Aa2	650,000	658,041

California HFFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)	NR/A2	1,500,000	1,574,775

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,475,000	2,636,444

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA/Aa2	1,100,000	1,282,435

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,715,000	3,114,295

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA/Aa2	1,000,000	1,206,440

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,382,657

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	A/NR	1,460,000	1,630,601

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,337,477

California HFFA, 5.25% due 3/1/2022 (Catholic Healthcare West Health Facilities)	A/A3	1,000,000	1,148,650

California HFFA, 5.125% due 7/1/2022 (Catholic Healthcare West Health Facilities)	A/A3	1,865,000	1,999,038

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA/Aa3	3,000,000	2,983,980

California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic Healthcare West Health Facilities)	A/A3	2,000,000	2,090,820

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	163,926

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	173,915

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	135,208

California Pollution Control Financing Authority, 5.90% due 6/1/2014 (San Diego Gas & Electric; Insured: Natl-Re)	A/A2	500,000	524,905

California Pollution Control Financing Authority, 5.90% due 6/1/2014 (San Diego Gas & Electric)	A/A2	2,500,000	2,624,525

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB/Baa3	2,820,000	3,071,262

California School Cash Reserve Program Authority, 2.00% due 10/1/2013 (Series AA School Districts Educational Purposes)	SP-1+/NR	500,000	502,315

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	A/A2	1,580,000	1,586,241

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,009,470

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	506,815

California State Department of Veterans Affairs GO, 4.40% due 12/1/2022 (Farm and Home Purchase Program) (AMT)	AA/Aa2	650,000	657,742

California State Department of Water Resources, 5.00% due 5/1/2014 (DWR Power Supply Program)	AA-/Aa3	1,000,000	1,039,820

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	5,000,000	5,403,000

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	3,400,000	3,674,040

California State Economic Recovery GO, 5.25% due 7/1/2014 (Insured; Natl-Re)	A+/Aa2	1,045,000	1,097,804

California State Economic Recovery GO, 5.00% due 7/1/2015 (Insured: Natl-Re)	A+/Aa2	585,000	610,810

California State Economic Recovery GO, 5.00% due 7/1/2018	A+/Aa2	3,000,000	3,482,850

California State Housing Finance Agency, 3.70% due 8/1/2013 (Single Family Housing; Insured: FGIC)	BBB/Baa2	350,000	350,627

California State Housing Finance Agency, 3.80% due 2/1/2014 (Single Family Housing; Insured: FGIC)	BBB/Baa2	770,000	778,154

California State Housing Finance Agency, 5.00% due 2/1/2014 (Single Family Housing; Insured: FGIC) (AMT)	BBB/Baa2	1,200,000	1,211,280

California State Housing Finance Agency, 4.85% due 8/1/2016 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	1,000,000	1,062,830

California State Housing Finance Agency, 5.00% due 8/1/2017 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	980,000	1,042,926

California State Housing Finance Agency, 5.125% due 8/1/2018 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	1,000,000	1,049,030

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	743,967

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	A/NR	1,000,000	1,126,050

California State Public Works Board, 5.25% due 10/1/2013 (California State University)	A-/Aa3	500,000	502,030

California State Public Works Board, 5.25% due 11/1/2014 (University of California; Insured: Natl-Re)	AA-/Aa2	1,000,000	1,064,920

California State Public Works Board, 5.25% due 12/1/2014 (California Community Colleges)	A-/A2	1,525,000	1,530,780

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 1/1/2015 (Correctional Facilities Improvements; Insured: AMBAC)	A-/A2	2,000,000	2,129,440

California State Public Works Board, 5.00% due 11/1/2015 (University of California)	AA-/Aa2	1,000,000	1,057,290

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A-/Aa3	1,000,000	1,122,210

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re)	AA-/Aa2	1,185,000	1,392,316

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A-/A2	1,635,000	1,855,038

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A-/A2	2,500,000	2,870,050

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A2	565,000	644,213

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A-/A2	1,950,000	2,225,223

California State Public Works Board, 5.00% due 11/1/2022 (Correctional Facilities Improvements)	A-/A2	1,500,000	1,714,710

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A-/A2	1,200,000	1,356,324

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A-/A2	1,400,000	1,589,546

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A-/A2	7,200,000	8,176,536

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A-/A2	1,000,000	1,116,230

California Statewide Communities Development Authority, 5.50% due 8/15/2014 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	750,000	792,008

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,212,773

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,460,000	1,489,550

California Statewide Communities Development Authority, 3.90% due 8/1/2031 put 7/1/2014 (Kaiser Foundation Hospitals)	A+/NR	800,000	823,136

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities: Insured: ACA)	NR/NR	5,000,000	2,282,900

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,186,405

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A+/NR	2,810,000	2,329,490

Centinela Valley USD GO, 4.00% due 12/1/2013	SP-1+/NR	3,000,000	3,043,320

Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)	AA-/A1	1,000,000	1,081,640

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/A1	500,000	591,780

Cerritos Public Financing Authority, 5.00% due 11/1/2014 (Insured: AMBAC)	A-/NR	1,260,000	1,313,752

Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,131,806

Chula Vista Elementary School District COP, 4.70% due 9/1/2022 pre-refunded 9/1/2013 (Elementary School Building Project; Insured: Natl-Re)	A/Baa1	900,000	907,020

City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA-/Aa3	200,000	224,128

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA-/Aa3	300,000	313,821

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Ave-Public Utilities Commission Office Project)	AA-/Aa3	700,000	778,981

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City and County of San Francisco Redevelopment Agency, 0% due 7/1/2013 (George R. Moscone Convention Center)	AA-/Aa3	1,200,000	1,199,964

City and County of San Francisco Redevelopment Agency, 5.25% due 8/1/2013 (San Francisco Redevelopment Project; Insured: Natl-Re)	A/Ba1	1,250,000	1,255,087

City and County of San Francisco Redevelopment Agency, 5.25% due 8/1/2014 (San Francisco Redevelopment Project; Insured: Natl-Re)	A/Ba1	2,000,000	2,008,020

City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Project; Insured: AGM)	AA-/A1	1,730,000	1,966,110

City of Burbank, 5.00% due 6/1/2015 (Burbank Water and Power System)	AA-/A1	750,000	811,958

City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	557,160

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,139,870

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	416,498

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	738,294

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa3	3,000,000	3,002,670

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	A/NR	1,300,000	1,452,659

City of Folsom, 4.00% due 12/1/2014 (Community Facilities District No. 2)	A+/NR	755,000	787,639

City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,202,894

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,062,330

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank N.A.)	NR/Aa3	2,880,000	2,954,419

City of Los Angeles GO, 5.25% due 9/1/2013 (Bridges and Buildings; Insured: Natl-Re)	AA-/Aa2	325,000	327,860

City of Manteca, 2.00% due 12/1/2013 (Wastewater and Sewer System)	AA-/Aa3	425,000	428,141

City of Manteca, 2.00% due 7/1/2014 (Water Supply System)	AA-/A1	450,000	457,151

City of Manteca, 3.00% due 12/1/2015 (Wastewater and Sewer System)	AA-/Aa3	280,000	294,288

City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	325,629

City of Manteca, 3.00% due 12/1/2016 (Wastewater and Sewer System)	AA-/Aa3	520,000	549,962

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	609,246

City of Manteca, 4.00% due 12/1/2018 (Wastewater and Sewer System)	AA-/Aa3	375,000	412,238

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	465,908

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,165,460

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	744,237

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	BBB/NR	790,000	813,629

City of Oxnard Financing Authority, 5.25% due 6/1/2014 (Wastewater Treatment Plants; Insured: Natl-Re)	A/NR	1,000,000	1,019,360

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC)	NR/NR	1,250,000	1,325,612

City of Roseville COP, 5.00% due 2/1/2019 (Electric System; Insured: Natl-Re)	A+/A2	850,000	886,618

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	755,092

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	699,528

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,093,810

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	860,274

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,151,870

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	850,125

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Santa Fe Springs Community Development Commission, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	A/Baa1	1,235,000	1,319,672

City of Seal Beach Redevelopment Agency, 5.20% due 12/15/2013 (Seal Beach Mobile Home Park; Insured: ACA)	NR/NR	125,000	125,645

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	A/A2	1,155,000	1,325,813

City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	A/A2	2,600,000	2,609,906

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	A/Baa1	1,240,000	1,345,102

City of Whittier, 5.375% due 8/1/2014 (Solid Waste; Insured: AMBAC)	NR/NR	370,000	370,903

Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	572,840

Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	597,933

Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	433,948

Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	466,527

Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	735,293

Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,086,681

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	250,000	280,673

Community Redevelopment Agency of the City of Union City, 4.50% due 10/1/2020 (Community Redevelopment Project; Insured: AMBAC)	NR/Ba1	460,000	460,754

Contra Costa Water District, 2.50% due 10/1/2013 ETM	AA/NR	2,000,000	2,011,900

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA-/Aa2	1,595,000	1,467,831

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,891,964

County of Monterey COP, 5.00% due 8/1/2014 (Natividad Medical Center; Insured: AGM)	AA/A1	2,000,000	2,091,080

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,191,730

County of San Joaquin COP, 5.50% due 11/15/2013 (Capital Facilities; Insured: Natl-Re)	A/Baa1	355,000	360,538

County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)	A+/Baa1	1,815,000	1,963,231

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A/NR	1,085,000	1,212,205

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A/NR	1,135,000	1,277,068

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A/NR	1,195,000	1,353,588

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA-/A3	735,000	798,798

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	590,000	694,831

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	630,000	750,595

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	675,000	805,295

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	2,510,000	2,828,594

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	720,000	852,379

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,913,752

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA-/A2	1,275,000	1,430,499

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/NR	1,335,000	1,462,679

Irvine Public Facilities & Infrastructure Authority, 2.00% due 9/2/2013	BBB+/NR	1,000,000	1,002,210

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2015	BBB+/NR	570,000	583,623

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2016	BBB+/NR	1,290,000	1,320,250

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	3,000,000	3,068,250

Kern High School District GO, 3.00% due 8/1/2014 (Insured: AGM)	A+/Aa2	610,000	627,592

Kern High School District GO, 3.00% due 8/1/2015 (Insured: AGM)	A+/Aa2	500,000	524,455

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	546,390

Kern High School District GO, 4.00% due 8/1/2017 (insured: AGM)	A+/Aa2	500,000	554,905

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	557,605

Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)	AA-/NR	1,160,000	1,263,669

Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)	AA-/NR	680,000	750,992

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A/NR	830,000	860,561

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A/NR	965,000	1,070,725

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A/NR	1,020,000	1,123,856

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A/NR	1,040,000	1,136,023

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities)	SP-1+/Aa2	2,000,000	1,900,280

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016	A+/A2	2,100,000	2,296,182

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017	A+/A2	1,660,000	1,832,906

Los Angeles County Public Works Financing Authority, 5.00% due 9/1/2014 (Multiple Facilities Projects; Insured: Natl-Re)	A/NR	2,990,000	3,134,836

Los Angeles County Public Works Financing Authority, 4.25% due 6/1/2016 (Calabasas Landfill; Insured: AMBAC)	AA-/A1	1,000,000	1,049,850

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA-/A1	2,060,000	2,375,819

Los Angeles County Sanitation Districts Financing Authority, 5.00% due 10/1/2019 pre-refunded 10/1/2013 (Sewerage Treatment and Disposal Facilities; Insured: AGM)	AA+/Aa1	300,000	303,684

Los Angeles County Schools Pooled Financing Program COP, 2.00% due 12/31/2013 (Cash Flow Management)	SP-1+/NR	2,000,000	2,017,220

Los Angeles County Schools Pooled Financing Program COP, 2.00% due 12/31/2013 (Cash Flow Management)	SP-1+/NR	6,000,000	6,052,920

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,428,123

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,338,280

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A3	3,235,000	3,650,406

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A3	4,765,000	5,377,302

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD COP, 5.00% due 10/1/2014 (Information Technology Projects; Insured: AMBAC)	A+/A1	725,000	765,629

Los Angeles USD COP, 5.00% due 10/1/2015 (Information Technology Projects; Insured: AMBAC)	A+/A1	2,000,000	2,179,120

Los Angeles USD COP, 5.00% due 10/1/2016 (Information Technology Projects; Insured: AMBAC)	A+/A1	425,000	474,602

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities)	A+/A1	2,000,000	2,331,820

Los Angeles USD GO, 4.00% due 7/1/2013 (Educational Facilities)	AA-/Aa2	775,000	775,248

Manteca Financing Authority, 5.00% due 12/1/2033 pre-refunded 12/1/2013 (Wastewater Quality Control Facility; Insured: Natl-Re)	NR/Aa3	1,535,000	1,566,022

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA-/A2	410,000	429,508

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA-/A2	500,000	538,025

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA-/A2	870,000	928,455

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA-/A2	1,425,000	1,601,144

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA-/A2	750,000	836,490

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA-/A2	500,000	547,855

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/NR	1,275,000	1,278,991

Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)	A/Baa1	2,200,000	2,216,940

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,158,590

Mojave USD COP, 0% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	1,045,000	947,878

Mojave USD COP, 0% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA-/NR	1,095,000	942,609

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,202,936

Northern California Power Agency, 4.00% due 7/1/2015 (Hydroelectric Project)	A+/A2	500,000	532,130

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A2	500,000	557,630

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A2	100,000	113,882

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A2	1,250,000	1,445,000

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A3	2,340,000	2,702,817

Norwalk Redevelopment Agency, 5.00% due 10/1/2014 (Insured: Natl-Re)	A/Baa1	625,000	650,675

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA-/A1	2,000,000	1,660,740

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	A+/A1	2,850,000	2,118,148

Pasadena USD GO, 5.00% due 11/1/2018 (Insured: AGM)	NR/Aa2	1,200,000	1,327,500

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A/Baa1	465,000	554,540

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,826,675

Redevelopment Agency of the City of San Mateo, 4.00% due 8/1/2020 (Downtown and Shoreline Area Redevelopment Projects; Insured: Syncora)	A/Ba1	400,000	402,816

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa2	1,250,000	1,384,687

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Ridgecrest Redevelopment Project)	A-/Ba1	1,055,000	1,131,097

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Ridgecrest Redevelopment Project)	A-/Ba1	1,055,000	1,135,581

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Ridgecrest Redevelopment Project)	A-/Ba1	1,050,000	1,141,550

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Ridgecrest Redevelopment Project)	A-/Ba1	1,050,000	1,156,628

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Ridgecrest Redevelopment Project)	A-/Ba1	1,040,000	1,150,240

Rosemead Community Development Commission, 5.00% due 10/1/2015 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	1,015,000	1,097,997

Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	700,000	756,798

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	A-/Baa2	1,390,000	1,522,453

Sacramento City Financing Authority, 0% due 11/1/2014 (Redevelopment Project Areas; Insured: Natl-Re)	A/Baa1	3,495,000	3,376,589

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities)	A+/A1	3,600,000	4,184,388

Sacramento Cogeneration Authority, 5.00% due 7/1/2015 (Procter & Gamble Project)	AA-/A1	1,100,000	1,189,804

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/A1	625,000	725,294

Sacramento County Sanitation Districts Financing Authority, 0.08% due 12/1/2039 put 7/1/2013 (Sacramento Regional Wastewater Treatment Plant; LOC: Morgan Stanley) (daily demand notes)	AAA/Aa3	15,000,000	15,000,000

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	A/A3	3,000,000	3,234,660

San Bernardino County Community Facilities District, 5.30% due 9/1/2013	NR/NR	300,000	301,983

San Diego Public Facilities Financing Authority, 5.00% due 9/1/2013 (Balboa and Mission Bay Parks and Jack Murphy Stadium)	A+/A2	500,000	504,040

San Diego Redevelopment Agency, 5.00% due 9/1/2014 (Centre City Redevelopment; Insured: AMBAC)	NR/Ba1	200,000	207,300

San Diego Redevelopment Agency, 5.25% due 9/1/2015 (Centre City Redevelopment; Insured: AGM)	AA-/A2	1,375,000	1,386,192

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/Ba1	3,215,000	3,416,227

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA-/A2	1,910,000	1,565,207

San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Ba1	2,635,000	2,639,295

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	1,390,000	1,666,457

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2024 (Insured: Natl-Re)	AA+/Aa2	5,675,000	6,107,548

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA-/Aa2	5,000,000	4,100,950

San Jose Evergreen Community College District GO, 5.25% due 9/1/2017 (Higher Education Facilities; Insured: AMBAC)	AA-/Aa1	395,000	416,022

San Juan USD GO, 5.00% due 8/1/2014 (Sacramento County Educational Facilities)	NR/Aa2	1,335,000	1,402,751

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development Project)	A+/NR	2,000,000	2,051,860

San Mateo County Joint Powers Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	918,488

San Mateo County Transit District, 4.50% due 6/1/2022 (Transit Services; Insured: Natl-Re)	AA/Aa2	400,000	422,892

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Mateo Flood Control District COP, 5.25% due 8/1/2017 (Colma Creek; Insured: Natl-Re)	A/Baa1	820,000	821,492

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA/Aa1	2,000,000	1,714,480

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/Baa1	2,000,000	2,289,180

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/NR	2,035,000	1,619,656

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities)	AA/A1	1,000,000	1,087,970

Santa Margarita-Dana Point Authority, 7.25% due 8/1/2013 (Improvement Districts 3-3A, 4-4A; Insured: Natl-Re)	A/Baa1	2,000,000	2,010,780

Santa Monica Community College District GO, 0% due 8/1/2018 pre-refunded 8/1/2015 (College District Capital Improvements; Insured: MBIA)	AA/Aa2	1,320,000	1,119,281

Solano County COP, 5.00% due 11/15/2013 (Health & Social Services Headquarters)	AA-/A1	1,780,000	1,811,275

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,114,810

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,499,250

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2013 (Insured: AMBAC) (AMT)	A+/A2	1,060,000	1,077,458

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	1,000,000	1,018,150

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	A+/A2	2,000,000	2,037,360

Southern California Public Power Authority, 5.00% due 11/1/2013 (Gas Project No. 1)	A-/Baa1	1,000,000	1,012,920

Southern California Public Power Authority, 0% due 7/1/2015 (Multiple Transmission Projects; Insured: Natl-Re)	AA-/Aa3	1,500,000	1,464,540

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Adelanto Projects; Insured: AMBAC)	NR/Aa3	450,000	471,722

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Phoenix Project; Insured: AMBAC)	NR/Aa3	275,000	288,365

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,240,000

State of California GO, 4.00% due 8/1/2016 (Kindergarten University Facilities)	A/A1	500,000	544,405

State of California GO, 5.00% due 3/1/2017 (Various Capital Projects; Insured: Syncora)	A/A1	2,860,000	3,144,170

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA-/A1	365,000	367,679

State of California GO, 5.00% due 9/1/2020 (Kindergarten University Facilities)	A/A1	2,000,000	2,354,700

State of California GO, 5.125% due 2/1/2028 pre-refunded 2/1/2014 (Kindergarten University Facilities)	AA+/A1	1,615,000	1,661,706

State of California GO, 5.50% due 11/1/2033 pre-refunded 11/1/2013 (Various Capital Projects)	AA+/Aaa	615,000	626,082

Sweetwater Union High School District COP, 4.00% due 9/1/2014 (Rancho Del Rey Middle School; Insured: Natl-Re)	A/Baa1	1,020,000	1,051,304

Sweetwater Union High School District COP, 5.00% due 9/1/2021 (High Schools No. 11 & No. 12 Projects; Insured: AGM)	AA-/A2	2,250,000	2,264,445

Tamalpais Union High School District GO, 4.25% due 8/1/2013 (Educational Facilities; Insured: Natl-Re)	AAA/Baa1	1,000,000	1,003,760

Tracy Area Public Facilities Financing Agency, 5.875% due 10/1/2019 (Community Facilities District No. 87)	A/Baa1	590,000	593,558

Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)	A+/A2	500,000	531,265

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)	A+/A2	1,690,000	1,925,535

Turlock Irrigation District, 5.00% due 1/1/2015	A+/A2	1,125,000	1,196,932

Turlock Irrigation District, 5.00% due 1/1/2019	A+/A2	1,000,000	1,148,420

Tustin Community Redevelopment Agency, 3.50% due 9/1/2014 (Public Improvements; Insured: AGM)	AA-/NR	760,000	785,095

Twin Rivers USD GO, 0% due 4/1/2014 (Educational Facilities)	SP-1/NR	1,000,000	994,190

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A/A1	2,000,000	1,652,620

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/Baa1	1,050,000	753,627

Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re) (ETM)	NR/NR	945,000	967,888

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,562,818

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	828,617

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	992,910

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,176,951

West Contra Costa USD GO, 4.00% due 8/1/2013 (Educational Facilities; Insured: AGM)	AA-/Aa3	500,000	501,570

TOTAL INVESTMENTS — 94.51% (Cost $432,677,346)			$442,686,770

OTHER ASSETS LESS LIABILITIES — 5.49%			25,708,925

NET ASSETS — 100.00%			$468,395,695

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs, (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	June 30, 2013 Unaudited

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$442,686,770	$-	$442,686,770	$-

Total Investments in Securities	$442,686,770	$-	$442,686,770	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$2,025,813

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,171,140

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,578,188

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	5,885,000	6,960,660

Bernalillo County GRT, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,425,190

Bernalillo County GRT, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,679,419

Bernalillo County GRT, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,483,169

Bernalillo County GRT, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,453,179

Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	351,732

Bernalillo County GRT, 5.70% due 4/1/2027 (Juvenile Detention Facilities)	AAA/Aa2	3,000,000	3,603,210

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	745,000	894,797

Central New Mexico Community College, 4.00% due 8/15/2023	AA+/Aa1	1,920,000	2,074,886

City of Albuquerque, 5.50% due 7/1/2013 (Albuquerque International Sunport and Double Eagle II Airports)	A/A2	4,000,000	4,001,720

City of Albuquerque, 5.00% due 7/1/2014 (Albuquerque International Sunport and Double Eagle II Airports)	A/A2	1,000,000	1,046,250

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	1,340,000	1,521,047

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	3,000,000	3,405,330

City of Albuquerque GRT, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	615,238

City of Albuquerque IDRB, 5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank of the West) (AMT)	NR/A2	630,000	631,726

City of Albuquerque IDRB, 5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank of the West) (AMT)	NR/A2	2,140,000	2,145,393

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,149,606

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	584,467

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	659,603

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,987,663

City of Farmington PCR, 4.70% due 5/1/2024 (Arizona Public Service Company Four Corners Project)	BBB+/Baa1	965,000	1,021,298

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)	BBB+/Baa1	4,000,000	4,222,720

City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co. Four Corners Project)	BBB/Baa2	3,300,000	3,219,711

City of Gallup PCR, 5.00% due 8/15/2013 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	2,110,000	2,121,689

City of Gallup PCR, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,750,701

City of Las Cruces, 5.00% due 6/1/2030	NR/Aa3	2,000,000	2,119,880

City of Rio Rancho GRT, 5.00% due 6/1/2014 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	955,000	996,275

City of Rio Rancho GRT, 5.00% due 6/1/2016 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	555,000	602,075

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Rio Rancho GRT, 5.00% due 6/1/2022 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,084,820

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,137,319

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,965,000	1,843,779

Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	760,000	841,753

Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,685,700

County of Los Alamos, 5.00% due 7/1/2013 (Public Utility Systems; Insured: AGM)	AA-/A2	1,265,000	1,265,493

County of Los Alamos GRT, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,492,762

County of Los Alamos GRT, 5.625% due 6/1/2023 (Public Facilities Projects)	AA+/A1	1,000,000	1,194,560

County of Los Alamos GRT, 5.75% due 6/1/2024 (Public Facilities Projects)	AA+/A1	3,000,000	3,601,410

County of Los Alamos GRT, 5.75% due 6/1/2025 (Public Facilities Projects)	AA+/A1	1,000,000	1,200,470

Dona Ana County, 5.50% due 12/1/2014 (County Administrative Facilities; Insured: Radian)	A/NR	460,000	489,403

Dona Ana County GRT, 5.50% due 6/1/2016 (County Jail Improvement Project; Insured: AMBAC)	NR/NR	250,000	268,310

Espanola Public School District, 3.55% due 7/1/2013 (State Aid Withholding)	NR/Aa1	410,000	410,107

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	2,000,000	2,111,080

Grant County, 3.75% due 7/1/2014 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	250,000	257,623

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,788,654

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,891,516

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,994,378

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,131,040

Las Cruces State Shared GRT, 5.00% due 6/1/2021	NR/Aa3	730,000	841,668

Las Cruces State Shared GRT, 5.00% due 6/1/2022	NR/Aa3	765,000	869,239

Las Cruces State Shared GRT, 5.00% due 6/1/2023	NR/Aa3	800,000	900,256

Las Cruces State Shared GRT, 5.00% due 6/1/2024	NR/Aa3	840,000	935,390

Las Cruces State Shared GRT, 5.00% due 6/1/2037	NR/Aa3	5,000,000	5,213,600

New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (Student Loans; LOC: Royal Bank of Canada) (AMT)	NR/Aaa	2,000,000	2,112,140

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	752,776

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,272,463

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,177,040

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,433,110

New Mexico Finance Authority, 5.00% due 6/1/2014 (Various Governmental Projects; Insured: Natl-Re)	AAA/Aa1	2,085,000	2,093,277

New Mexico Finance Authority, 5.25% due 6/1/2015 (Various Governmental Projects; Insured: AMBAC)	AAA/Aa1	1,000,000	1,042,400

New Mexico Finance Authority, 5.00% due 6/15/2015 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,360,000	2,553,237

New Mexico Finance Authority, 5.25% due 6/1/2016 (Bernalillo County Water Authority; Insured: AMBAC)	AAA/Aa1	250,000	260,610

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Finance Authority, 2.00% due 6/15/2016 (State Highway Infrastructure)	AAA/Aa1	3,000,000	3,096,120

New Mexico Finance Authority, 5.00% due 6/15/2018 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,915,000	3,123,073

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,299,285

New Mexico Finance Authority, 5.00% due 6/1/2020 (Various Governmental Projects; Insured: AMBAC)	AAA/Aa1	365,000	399,931

New Mexico Finance Authority, 5.00% due 6/15/2022 (Various Governmental Projects; Insured: Natl-Re)	AA/Aa2	1,300,000	1,440,868

New Mexico Finance Authority, 5.00% due 6/15/2024 (Various Governmental Projects; Insured: Natl-Re)	AA/Aa2	7,000,000	7,730,450

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,730,000	1,868,694

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2019 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,080,170

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2021 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,185,000	1,280,001

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,938,160

New Mexico Hospital Equipment Loan Council, 5.25% due 7/1/2025 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,085,130

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	1,830,080

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,040,710

New Mexico Housing Authority MFR, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	790,000	760,478

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015	A+/A1	490,000	527,054

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	672,488

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	751,719

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	571,552

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	546,329

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,584,015

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2031	A+/A1	1,700,000	1,764,719

New Mexico MFA, 5.25% due 7/1/2023 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	630,000	668,726

New Mexico MFA, 5.375% due 7/1/2023 (Saver Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	485,000	488,875

New Mexico MFA, 4.625% due 3/1/2028 (NIBP SFM Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,815,000	1,898,236

New Mexico MFA, 5.50% due 7/1/2028 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	1,370,000	1,441,308

New Mexico MFA, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	435,000	461,096

New Mexico MFA, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	715,000	767,202

Regents of the University of New Mexico, 5.00% due 1/1/2014 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	1,000,000	1,022,300

Regents of the University of New Mexico, 5.00% due 6/1/2015 (Campus Improvements; Insured: AMBAC)	AA/Aa2	1,590,000	1,722,256

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of New Mexico, 5.25% due 6/1/2015 (UNM Hospital Capital Improvements)	AA/Aa2	1,195,000	1,199,672

Regents of the University of New Mexico, 5.00% due 1/1/2016 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,920,000	2,999,307

Regents of the University of New Mexico, 5.00% due 1/1/2017 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,000,000	2,046,860

Regents of the University of New Mexico, 5.00% due 1/1/2018 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,000,000	2,040,840

Regents of the University of New Mexico, 5.25% due 6/1/2018 (UNM Hospital Capital Improvements)	AA/Aa2	1,200,000	1,204,692

Regents of the University of New Mexico, 5.00% due 1/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	3,000,000	3,059,160

Regents of the University of New Mexico, 5.00% due 7/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	3,000,000	3,059,310

Regents of the University of New Mexico, 5.00% due 1/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,310,000	2,355,553

Regents of the University of New Mexico, 5.00% due 7/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	500,000	509,685

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	555,000	650,871

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2013 (Sandoval County School Facilities) (State Aid Withholding)	NR/Aa1	1,210,000	1,214,114

San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)	A+/A2	1,225,000	1,276,928

Sandoval County, 4.00% due 6/1/2015 (Intel Corp.)	A+/NR	425,000	436,977

Sandoval County, 5.50% due 8/15/2015 (Landfill Improvements)	NR/Baa2	1,090,000	1,105,892

Sandoval County, 5.75% due 8/15/2018 (Landfill Improvements)	NR/Baa2	1,335,000	1,352,849

Sandoval County, 5.00% due 6/1/2020 (Intel Corp.)	A+/NR	6,440,000	6,760,390

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA-/A2	920,000	994,612

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA-/A2	1,520,000	1,788,979

Santa Fe County GO, 4.00% due 7/1/2019 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	800,513

Santa Fe County GRT, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa1	1,400,000	1,571,780

Santa Fe County GRT, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa1	1,535,000	1,636,203

Town of Silver City GRT, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,010,820

Town of Silver City GRT, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,054,883

Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	1,885,000	1,900,099

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,016,290

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,791,800

Virgin Islands Water and Power Authority, 5.00% due 7/1/2025 (Electric System)	BB+/Baa3	990,000	992,129

Virgin Islands Water and Power Authority, 5.00% due 7/1/2026 (Electric System)	BB+/Baa3	1,090,000	1,085,869

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,676,128

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS — 96.53% (Cost $214,394,797)			$223,105,388

OTHER ASSETS LESS LIABILITIES — 3.47%			8,010,111

NET ASSETS — 100.00%			$231,115,499

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

FHA	Insured by Federal Housing Administration

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Insured by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

IDRB	Industrial Development Revenue Bond

LOC	Letter of Credit

MFA	Mortgage Finance Authority

MFR	Multi-Family Revenue Bond

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Radian	Insured by Radian Asset Assurance

SFM	Single Family Mortgage Bond
NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	June 30, 2013 Unaudited

obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$223,105,388	$-	$223,105,388	$-

Total Investments in Securities	$223,105,388	$-	$223,105,388	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 (Government Financial Management; Insured: AGM)	AA/Aa2	$255,000	$278,256

City of New York GO, 5.00% due 8/1/2025 (Government Financial Management)	AA/Aa2	400,000	446,452

Dutchess County IDA, 5.00% due 8/1/2020 (Bard College)	NR/Baa1	825,000	878,460

Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)	NR/Baa1	1,100,000	1,160,148

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA-/Aa3	1,000,000	1,125,670

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	1,000,000	1,055,540

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	533,970

Ilion Central School District, 1.25% due 1/30/2014 (Educational Facilities) (State Aid Withholding)	NR/Mig1	900,000	905,220

Long Island Power Authority, 5.25% due 9/1/2029	NR/Baa1	645,000	707,933

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	928,532

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,018,460

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Health Care Facilities Improvements)	A+/Aa3	770,000	876,653

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Health Care Facilities Improvements)	A+/Aa3	1,000,000	1,070,160

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	A/A2	1,000,000	1,192,450

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (World Trade Center Recovery) (State Aid Withholding)	AA-/Aa3	1,000,000	1,151,330

New York City Transitional Finance Authority, 5.00% due 11/1/2020 (World Trade Center Recovery)	AAA/Aaa	1,000,000	1,089,730

New York City Trust For Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	202,190

New York Convention Center Development Corp., 5.00% due 11/15/2017 (Hotel Unit Fee; Insured: AMBAC)	NR/A1	1,000,000	1,080,560

New York Environmental Facilities Corp. PCR, 6.875% due 6/15/2014	AAA/Aaa	110,000	110,597

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA-/A2	1,000,000	1,143,160

New York State Dormitory Authority, 5.25% due 2/15/2014 (Presbyterian Hospital; Insured: AGM)	AA-/A2	500,000	515,220

New York State Dormitory Authority, 5.00% due 10/1/2014 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	1,000,000	1,055,880

New York State Dormitory Authority, 5.00% due 2/15/2015 (Mental Health Services Facilities; Insured: AMBAC)	AA-/NR	1,000,000	1,069,680

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	668,400

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA-/A1	1,000,000	1,127,680

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA-/A1	775,000	901,255

New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AA-/NR	950,000	1,023,435

New York State Dormitory Authority, 5.00% due 3/15/2019 (University & College Improvements; Insured: AGM)	AAA/NR	50,000	53,411

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa3	1,175,000	1,360,333

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A3	325,000	358,982

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 2/15/2021 (Interfaith Medical Center)	AA-/NR	2,000,000	2,305,200

New York State Dormitory Authority, 5.00% due 7/1/2021 (State University of New York; Insured: Natl-Re)	AA-/NR	300,000	322,368

New York State Dormitory Authority, 3.375% due 7/1/2022 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,010,000	984,679

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	A/A3	1,000,000	1,165,320

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,113,850

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,641,424

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,049,480

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A1	1,000,000	1,115,070

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,159,885

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa3	1,000,000	1,058,300

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	824,115

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA-/A3	500,000	548,935

New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,049,080

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/Baa1	1,000,000	1,017,830

New York State Thruway Authority, 5.00% due 4/1/2018 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/NR	445,000	484,747

New York State Thruway Authority, 5.00% due 4/1/2019 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/A2	235,000	255,438

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,129,430

New York State Urban Development Corp., 5.25% due 1/1/2021	AA-/NR	1,000,000	1,136,280

Oneida County IDA, 6.10% due 6/1/2020 (Presbyterian Home for Central New York; LOC: HSBC Bank USA)	NR/A1	450,000	451,364

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,082,510

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (Upstate Properties Development)	A+/NR	1,000,000	1,077,430

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA-/Aa3	1,000,000	1,126,470

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA-/Aa3	2,150,000	2,400,776

Tobacco Settlement Funding Corp., 5.50% due 6/1/2021	AA-/Aa3	1,000,000	1,004,230

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA-/A2	1,000,000	1,138,440

Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)	NR/NR	465,000	488,408

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,631,624

United Nations Development Corp., 5.00% due 7/1/2025	NR/A1	710,000	767,865

Virgin Islands Water & Power Authority, 5.50% due 7/1/2017	NR/NR	1,080,000	1,082,171

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS —93.48% (cost $53,239,334)			$55,702,466

OTHER ASSETS LESS LIABILITIES — 6.52%			3,885,510

NET ASSETS — 100.00%			$59,587,976

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

GO	General Obligation

IDA	Industrial Development Authority

LOC	Letter of Credit

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	June 30, 2013 Unaudited

The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$55,702,466	$-	$55,702,466	$-

Total Investments in Securities	$55,702,466	$-	$55,702,466	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

	Shares/ Principal Amount	Value

U.S. TREASURY SECURITIES — 10.02%

United States Treasury Notes, 2.625%, 12/31/2014	$2,000,000	$2,070,891

United States Treasury Notes, 1.375%, 11/30/2015	2,500,000	2,553,203

United States Treasury Notes, 2.625%, 2/29/2016	2,000,000	2,109,469

United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,640,703

United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,528,750

United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,657,199

United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,115,508

United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014	2,467,300	2,547,206

United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015	4,782,040	5,081,130

United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016	5,858,050	6,288,249

TOTAL U.S. TREASURY SECURITIES (Cost $33,300,700)		35,592,308

U.S. GOVERNMENT AGENCIES — 22.59%

Carobao Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.829%, 9/7/2024	4,546,875	4,419,012

Federal Agricultural Mtg Corp., 6.71%, 7/28/2014	200,000	213,224

Federal Farm Credit Bank, 3.98%, 1/22/2015	1,000,000	1,057,196

Federal Home Loan Bank, 5.375%, 6/13/2014	2,000,000	2,096,933

Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,480,981

Federal Home Loan Bank, 1.50%, 10/25/2022	3,700,000	3,429,297

Federal Home Loan Mtg Corp., 4.50%, 1/15/2015	5,000,000	5,322,872

Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,471,091

Federal National Mtg Assoc., 4.40%, 2/19/2015	1,585,000	1,690,200

Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686%, 7/16/2019	5,000,000	4,861,785

Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	1,787,110	1,810,182

New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	2,433,454	2,838,181

Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,945,000	2,886,244

Private Export Funding Corp., 4.974%, 8/15/2013	2,700,000	2,715,941

Private Export Funding Corp., 5.45%, 9/15/2017	3,000,000	3,482,112

Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	2,974,621	3,282,960

Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	1,585,397	1,756,584

Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	1,058,456	1,161,689

Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	955,294	1,042,493

Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	809,094	890,066

Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	1,434,934	1,584,626

Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	799,258	893,161

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	2,790,199	3,108,825

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	1,601,088	1,782,520

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	4,319,280	4,872,815

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	3,745,520	3,896,305

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	3,706,114	3,737,427

	Tennessee Valley Authority, 4.75%, 8/1/2013	3,000,000	3,012,267

[a,b]	U.S. Department of Transportation, 5.594%, 12/7/2021	2,367,804	2,700,047

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,772,742	2,692,835

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $78,227,864)		80,189,871

	MORTGAGE BACKED — 62.31%

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	282,404	310,959

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	268,784	284,136

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	622,213	653,804

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	650,042	692,525

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	482,174	507,195

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	2,227,336	2,343,258

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	1,078,436	1,135,659

	Federal Home Loan Mtg Corp., CMO Series 2628 Class DQ, 3.00%, 11/15/2017	54,638	55,123

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	237,358	248,565

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	1,569,965	1,642,873

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	604,242	639,191

	Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022	1,057,048	1,085,377

	Federal Home Loan Mtg Corp., CMO Series 2731 Class Vl, 5.50%, 12/15/2014	765,034	773,936

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015	2,584,201	2,675,520

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	176,914	181,105

	Federal Home Loan Mtg Corp., CMO Series 2825 Class VP, 5.50%, 6/15/2015	1,802,698	1,833,511

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	1,720,106	1,787,166

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	2,844,091	3,018,692

	Federal Home Loan Mtg Corp., CMO Series 3477 Class VA, 5.50%, 7/15/2019	2,749,993	2,773,878

	Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019	1,894,579	1,993,086

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	660,126	687,939

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	1,834,086	1,923,164

	Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027	510,840	524,772

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	851,736	908,188

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,505,860	2,719,432

	Federal Home Loan Mtg Corp., CMO Series 3920 Class AB, 3.00%, 9/15/2025	1,780,054	1,841,502

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	2,677,956	2,701,306

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 3981 Class ME, 3.00%, 1/15/2027	3,467,540	3,606,352

Federal Home Loan Mtg Corp., CMO Series 3996 Class VN, 3.50%, 3/15/2025	4,585,259	4,771,708

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	3,220,419	3,357,904

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	3,854,610	3,665,567

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	4,647,557	4,521,115

Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	4,467,930	4,433,635

Federal Home Loan Mtg Corp., CMO Series K708 Class A2, 2.13%, 1/25/2019	5,100,000	5,092,929

Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	2,983,298

Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	3,550,229	3,668,940

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	456,542	474,447

Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013	572	635

Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023	8,764	9,846

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	2,472,601	2,552,477

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	1,114,509	1,171,758

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	1,058,364	1,112,729

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	282,423	296,825

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	1,348,888	1,423,551

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	1,399,341	1,471,221

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,948,832	2,031,962

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,929,869	2,005,557

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,797,029	2,918,103

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	36,330	40,173

Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%, 4/25/2017	57,697	58,200

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	373,296	394,144

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	1,010,622	1,071,180

Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%, 6/25/2023	517,167	542,629

Federal National Mtg Assoc., CMO Series 2003-89 Class XC, 6.00%, 9/25/2014	58,456	58,446

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	445,742	471,330

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%, 8/25/2042	2,617,808	2,955,555

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%, 1/25/2030	1,151,605	1,186,439

Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%, 6/25/2032	510,983	525,406

Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%, 11/25/2016	860,226	897,129

Federal National Mtg Assoc., CMO Series 2007-60 Class VA, 6.00%, 12/25/2017	1,444,240	1,449,579

Federal National Mtg Assoc., CMO Series 2008-54 Class EA, 5.00%, 7/25/2019	1,125,604	1,132,625

Federal National Mtg Assoc., CMO Series 2009-111 Class VB, 4.50%, 2/25/2021	566,509	569,278

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.648%, 3/25/2039	872,372	879,543

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	320,378	334,748

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	798,485	836,129

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	505,722	531,059

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	708,492	744,603

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%, 5/25/2021	2,292,915	2,400,306

Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%, 2/25/2021	2,558,434	2,715,400

Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%, 7/25/2024	569,746	580,719

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,611,297	2,754,085

Federal National Mtg Assoc., CMO Series 2011-106 Class LV, 3.50%, 1/25/2023	3,473,205	3,646,397

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,912,271	3,071,393

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	2,982,620	3,140,366

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	4,150,417	4,217,305

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	3,459,723	3,715,114

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	3,494,087	3,679,583

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	6,392,639	6,603,232

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	2,046,771	2,169,565

Federal National Mtg Assoc., CMO Series 2011-88 Class WA, 2.50%, 9/25/2026	3,066,720	3,117,617

Federal National Mtg Assoc., CMO Series 2011-98 Class VC, 3.50%, 1/25/2023	3,907,346	4,096,974

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	3,633,223	3,813,236

Federal National Mtg Assoc., CMO Series 2012-48 Class PD, 2.00%, 7/25/2041	4,094,732	4,033,241

Federal National Mtg Assoc., CMO Series 2012-50 Class LV, 3.50%, 8/25/2023	4,994,404	5,125,703

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	5,321	5,709

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	14,624	15,833

Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014	279	282

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	42,818	47,649

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	88,756	100,150

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	29,676	32,925

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	13,622	15,408

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	647,534	681,656

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	556,187	585,496

Federal National Mtg Assoc., Pool 895572, 2.572%, 6/1/2036	587,382	622,341

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	1,033,460	1,095,912

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	1,342,842	1,413,603

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	2,273,095	2,310,122

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	1,794,419	1,897,388

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	4,028,223	4,215,630

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	3,783,847	3,900,910

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	752,351	792,079

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	533,317	565,545

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	425,719	451,445

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	1,028,177	1,082,358

Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.67%, 10/16/2033	2,281,687	2,435,368

Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.585%, 11/20/2059	4,689,186	5,143,789

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

	Shares/ Principal Amount	Value

Government National Mtg Assoc., CMO Series 2005-67 Class C, 4.907%, 3/16/2035	1,091,722	1,157,031

Government National Mtg Assoc., CMO Series 2009-105 Class A, 3.456%, 12/16/2050	22,377	22,490

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	1,139,755	1,226,395

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	814,841	892,284

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	5,356	5,628

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	477,921	513,634

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	1,813,823	1,983,056

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	4,384,955	4,868,400

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	3,439,907	3,862,978

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	5,157,950	5,810,648

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	5,986,021	6,476,761

Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039	1,501,992	1,592,293

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	4,222,143	4,352,444

TOTAL MORTGAGE BACKED (Cost $221,882,250)		221,246,492

SHORT TERM INVESTMENTS — 2.82%

Overseas Private Investment Corp., 0.14%, 6/15/2030	10,000,000	10,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $10,000,000)		10,000,000

TOTAL INVESTMENTS — 97.74% (Cost $343,410,814)		$347,028,671

OTHER ASSETS LESS LIABILITIES — 2.26%		8,010,607

NET ASSETS — 100.00%		$355,039,278

Footnote Legend

a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

b

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the aggregate value of these securities in the Fund’s portfolio was $2,700,047, representing 0.76% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$35,592,308	$35,592,308	$-	$-
U.S. Government Agencies	80,189,871	-	77,489,824	2,700,047
Mortgage Backed	221,246,492	-	221,246,492	-
Short Term Investments	10,000,000	-	10,000,000	-

Total Investments in Securities	$347,028,671	$35,592,308	$308,736,316	$2,700,047

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 is as follows:

	U.S. Government Agencies	Total

Beginning Balance 9/30/2012	$2,946,080	$2,946,080
Accrued Discounts (Premiums)	2,307	2,307
Net Realized Gain (Loss)	1,385	1,385

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	June 30, 2013 Unaudited

Gross Purchases	–	–
Gross Sales	(104,385)	(104,385)
Change in Unrealized Appreciation (Depreciation)	(145,340)	(145,340)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2013(b)	$2,700,047	$2,700,047

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 0.76% of total Net Assets at the period ended June 30, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Funds to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Funds recognized no transfers between Levels 1 and 2 for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 1.49%

	United States Treasury Notes, 2.50% due 3/31/2015	NR/NR	$6,500,000	$6,747,482

	United States Treasury Notes, 5.125% due 5/15/2016	NR/NR	1,000,000	1,128,024

	United States Treasury Notes, 4.875% due 8/15/2016	NR/NR	2,000,000	2,256,281

	United States Treasury Notes, 3.00% due 2/28/2017	NR/NR	2,000,000	2,148,797

	United States Treasury Notes, 1.375% due 5/31/2020	NR/NR	10,000,000	9,650,780

	United States Treasury Notes, 2.125% due 8/15/2021	NR/NR	5,000,000	4,979,375

	United States Treasury Notes, 1.75% due 5/15/2023	NR/NR	20,000,000	18,731,240

	TOTAL U.S. TREASURY SECURITIES (Cost $45,364,092)			45,641,979

	U.S. GOVERNMENT AGENCIES — 8.06%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/NR	14,185,000	18,389,647

[b]	Alex Alpha LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	4,891,304	4,707,806

	Carobao Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.829% due 9/7/2024	NR/NR	9,375,000	9,111,366

[b,c]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	14,714,198	14,092,905

	Federal Home Loan Bank, 1.50% due 10/25/2022	AA+/Aaa	16,000,000	14,829,394

	Federal National Mtg Assoc., 7.491% due 8/1/2014	AA+/Aaa	6,551	6,551

[c]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686% due 7/16/2019	NR/NR	10,000,000	9,723,570

	Helios Leasing I LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	5,772,953	5,497,612

	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	11,325,336	10,921,553

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	2,457,276	2,489,001

[c]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	5,700,000	5,586,279

	Private Export Funding Corp., 5.45% due 9/15/2017	AA+/Aaa	3,000,000	3,482,112

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	5,656,314	5,451,725

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	15,394,298	14,592,979

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	813,285	889,555

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	2,380,643	2,655,756

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	9,929,798	10,608,400

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	13,357,201	13,904,085

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	14,982,082	15,585,219

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	18,529,859	18,677,668

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	14,426,048	14,547,933

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	14,143,314	14,015,427

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	10,768,803	10,348,116

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	6,479,564	6,201,382

	Small Business Administration, Series 2005-P10A Class 1, 4.638% due 2/10/2015	NR/NR	683,719	716,729

[a,b]	U.S. Department of Transportation, 5.594% due 12/7/2021	NR/NR	2,170,487	2,475,043

[a,b]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,485,429

[b]	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	14,415,155	14,108,112

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $253,731,382)			247,101,354

	OTHER GOVERNMENT — 3.79%

[a,b,c]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	10,789,806	10,275,521

[a,b,c]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	15,000,000	14,295,165

[c]	Export-Import Bank of Korea, 8.125% due 1/21/2014	A+/Aa3	11,250,000	11,678,096

[c]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	3,000,000	3,191,613

[c]	Government of Aruba, 6.80% due 4/2/2014	BBB+/NR	5,616,000	5,823,905

[a,c]	Government of Bermuda, 5.603% due 7/20/2020	AA-/Aa3	3,000,000	3,240,000

[a,c]	Government of Bermuda, 4.138% due 1/3/2023	AA-/Aa3	4,000,000	3,920,000

[c]	Korea Finance Corp., 4.625% due 11/16/2021	A+/Aa3	7,500,000	7,622,910

[a,c]	Korea Housing Finance Co., 3.50% due 12/15/2016	NR/Aa1	6,000,000	6,229,488

[a,c]	Republic of Iceland, 4.875% due 6/16/2016	BBB-/Baa3	8,750,000	9,143,750

[a,c]	Republic of Iceland, 5.875% due 5/11/2022	BBB-/Baa3	2,100,000	2,226,000

[a,c]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,120,000

[c]	Swedish Export Credit Corp., 1.75% due 5/30/2017	AA+/Aa1	14,300,000	14,523,938

[c]	Swedish Export Credit Corp. Floating Rate Note, 0.576% due 1/23/2017	AA+/Aa1	20,000,000	20,056,640

	TOTAL OTHER GOVERNMENT (Cost $115,795,874)			116,347,026

	MORTGAGE BACKED — 8.72%

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.827% due 6/25/2020	NR/NR	38,790,017	3,310,092

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.914% due 5/25/2019	NR/NR	49,817,672	4,380,812

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	394,794	414,786

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	2,159,015	2,270,745

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	502,068	519,130

	Federal Home Loan Mtg Corp., CMO Series 2654 Class OG, 5.00% due 2/15/2032	NR/NR	204,885	208,436

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	1,828,705	1,952,340

Federal Home Loan Mtg Corp., CMO Series 2778 Class JD, 5.00% due 12/15/2032	NR/NR	916,645	938,101

Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50% due 5/15/2015	NR/NR	1,161,021	1,202,049

Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	176,914	181,105

Federal Home Loan Mtg Corp., CMO Series 2825 Class VP, 5.50% due 6/15/2015	NR/NR	1,331,981	1,354,748

Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	2,064,127	2,144,600

Federal Home Loan Mtg Corp., CMO Series 2943 Class BV, 5.00% due 3/15/2016	NR/NR	1,481,664	1,503,665

Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	2,961,010	3,273,696

Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	3,792,121	4,024,922

Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	506,916	527,589

Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	990,189	1,031,908

Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	5,354,282	5,707,696

Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	4,016,933	4,051,959

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	3,679,428	3,836,508

Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,611,552	3,726,275

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	11,563,830	10,996,702

Federal Home Loan Mtg Corp., CMO Series 4101 Class QN, 3.50% due 9/15/2042	NR/NR	29,291,047	30,431,303

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	6,034,893	5,870,707

Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	AA+/Aaa	8,277,019	8,544,406

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	AA+/Aaa	4,128,969	4,255,257

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	10,558,239	11,259,779

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,814,578	2,936,413

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	1,018,429	1,079,455

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	402,298	429,644

Federal National Mtg Assoc., CMO Series 2003-92 Class VG, 5.00% due 9/25/2014	NR/NR	253,369	258,603

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00% due 8/25/2042	NR/NR	1,498,940	1,692,332

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50% due 1/25/2030	NR/NR	1,192,550	1,228,622

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	937,444	1,013,204

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2007-26 Class VH, 5.50% due 2/25/2018	NR/NR	3,112,258	3,163,323

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	1,319,381	1,399,227

Federal National Mtg Assoc., CMO Series 2008-54 Class EA, 5.00% due 7/25/2019	NR/NR	1,500,805	1,510,166

Federal National Mtg Assoc., CMO Series 2009-111 Class VB, 4.50% due 2/25/2021	NR/NR	566,509	569,278

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.648% due 3/25/2039	NR/NR	1,453,954	1,465,905

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	747,548	781,079

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	2,151,003	2,264,127

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	1,330,809	1,393,548

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	412,126	428,592

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	1,264,304	1,327,648

Federal National Mtg Assoc., CMO Series 2009-70 Class PA, 5.00% due 8/25/2035	NR/NR	57,305	57,311

Federal National Mtg Assoc., CMO Series 2009-89 Class BV, 4.50% due 12/25/2020	NR/NR	352,158	352,325

Federal National Mtg Assoc., CMO Series 2011-100 Class VE, 4.00% due 12/25/2022	NR/NR	6,729,339	7,102,242

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	2,586,925	2,728,380

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,648,690	1,761,875

Federal National Mtg Assoc., CMO Series 2011-88 Class WA, 2.50% due 9/25/2026	NR/NR	2,491,710	2,533,064

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	5,958,500	6,068,455

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	15,473,795	15,783,612

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	3,314,407	3,478,625

Federal National Mtg Assoc., CMO Series 2012-48 Class PD, 2.00% due 7/25/2041	NR/NR	13,512,616	13,309,695

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	AA+/Aaa	325,078	344,722

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	AA+/Aaa	1,541,154	1,649,817

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	AA+/Aaa	12,375,210	12,576,791

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	AA+/Aaa	5,277,985	5,441,273

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	AA+/Aaa	14,739,854	14,970,740

Government National Mtg Assoc., CMO Series 2009-35 Series KV, 4.50% due 6/20/2020	NR/NR	3,431,712	3,636,027

Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	1,288,575	1,375,865

Government National Mtg Assoc., Pool 003007, 8.50% due 11/20/2015	AA+/Aaa	8,020	8,482

Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	AA+/Aaa	4,897,323	5,354,253

Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	AA+/Aaa	6,393,064	7,097,906

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	AA+/Aaa	3,808,687	4,269,862

	Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	AA+/Aaa	5,405,568	6,070,393

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	AA+/Aaa	5,616,994	5,959,051

	Government National Mtg Assoc., Pool 827148, 1.625% due 2/20/2024	AA+/Aaa	26,848	27,654

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	AA+/Aaa	4,264,791	4,396,408

	TOTAL MORTGAGE BACKED (Cost $270,368,981)			267,215,310

	ASSET BACKED SECURITIES — 12.53%

	ADVANCE RECEIVABLES — 0.70%

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A1, 0.898% due 1/15/2044	AAA/NR	8,000,000	7,972,000

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A2, 1.495% due 1/16/2046	AAA/NR	5,000,000	4,934,500

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T3 Class A3, 1.793% due 5/15/2046	AAA/NR	8,500,000	8,393,750

				21,300,250

	AUTO RECEIVABLES — 0.52%

[a]	CFC LLC, 1.65% due 7/17/2017	NR/A3	1,904,307	1,898,230

	Santander Drive Auto Receivables Trust, 2.86% due 6/15/2017	AA-/NR	536,876	539,314

	Santander Drive Auto Receivables Trust, 2.72% due 5/16/2016	AA/Aa1	2,500,000	2,531,487

[a,c]	SMART Trust Floating Rate Note, 1.143% due 10/14/2016	NR/Aaa	8,000,000	8,058,956

[a,c]	SMART Trust Floating Rate Note, 1.443% due 3/14/2018	NR/Aaa	3,000,000	3,055,550

				16,083,537

	COMMERCIAL MTG TRUST — 3.53%

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	3,000,000	3,177,641

[a]	Banc of America Re-REMIC Trust Series 2012-CLRN Class A Floating Rate Note, 1.343% due 8/15/2029	NR/Aaa	5,000,000	5,003,155

[a]	CFCRE Commercial Mtg Trust Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	13,013,817

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.918% due 3/25/2034	CCC/Caa2	336,975	189,494

[a]	COMM Mtg Trust Series 2012-MVP Class A Floating Rate Note, 2.139% due 11/17/2026	AAA/NR	16,806,086	16,918,888

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	107,638	109,202

	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	5,214,459	5,514,831

	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.543% due 7/12/2044	NR/Aaa	1,241,913	1,262,004

	JPMorgan Chase Commercial Mtg, Series 2004-C3 Class A-5, 4.878% due 1/15/2042	NR/Aaa	5,000,000	5,258,266

[a]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.343% due 4/15/2030	AA-/Aa3	15,000,000	14,977,782

	JPMorgan Chase, Series 2011-FL1 Class B, 3.943% due 11/15/2028	AA/Aa2	2,725,000	2,752,735

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.982% due 8/12/2045	NR/Aaa	2,838,000	3,177,439

[a]	Motel 6 Trust Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	7,000,000	6,789,856

[a]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139% due 10/5/2025	A-/NR	12,000,000	11,778,533

	Wachovia Bank Commercial Mtg Trust, Series 2004-C10 Class C, 4.842% due 2/15/2041	AA+/Aaa	4,000,000	4,064,469

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	14,230,920

				108,219,032

	CREDIT CARD — 0.56%

	First Financial Bank USA, 5.19% due 9/17/2018	AA-/NR	2,000,000	2,014,376

	First Financial Bank USA, 3.72% due 6/17/2019	AAA/NR	5,000,000	5,065,356

[a,c]	Turquoise Card Backed Securities plc Floating Rate Note, 0.99% due 6/17/2019	NR/Aaa	10,000,000	10,047,248

				17,126,980

	OTHER ASSET BACKED — 3.55%

[a]	Ascentium Equipment Receivables LLC, 1.83% due 9/15/2019	NR/NR	5,072,011	5,063,328

[a]	Beacon Container Finance LLC, 3.72% due 9/20/2027	A/NR	9,272,053	9,245,090

[a,c]	Cie Financement Foncier, 2.50% due 9/16/2015	AAA/Aaa	6,000,000	6,191,448

[a,b]	Concord Funding Co., LLC, 3.92% due 2/15/2015	BBB/NR	4,000,000	3,920,000

[a,b]	Concord Funding Co., LLC, 2.42% due 2/15/2015	A/NR	10,000,000	9,800,000

[a,c]	Cronos Containers Program Ltd., 3.08% due 4/18/2028	A/NR	9,833,333	9,562,917

[a,c]	Cronos Containers Program Ltd., 3.81% due 9/18/2027	A/NR	6,197,500	6,227,485

[a]	Fairway Outdoor Funding LLC, 4.212% due 10/15/2042	NR/NR	6,881,928	6,878,211

[a]	GTP Cellular Sites LLC, 3.721% due 3/15/2042	NR/NR	9,468,703	9,665,870

	MIRAMAX, LLC, Series 2011-1A Class B, 6.25% due 10/20/2021	BBB/Baa3	5,614,286	5,860,624

	Northwest Airlines, Inc., 7.027% due 5/1/2021	BBB+/Baa1	4,269,953	4,675,598

[b]	Northwind Holdings, LLC Floating Rate Note, 1.055% due 12/1/2037	A/Baa1	4,112,500	3,783,500

[a]	PFS Financing Corp. Floating Rate Note, 0.743% due 2/15/2018	AAA/Aaa	9,000,000	9,000,244

	Sierra Receivables Funding Co. LLC, 2.84% due 11/20/2028	A+/NR	4,955,710	5,050,075

	Sonic Capital LLC, 5.438% due 5/20/2041	BBB/Baa2	7,184,000	7,813,749

[a,c]	Trafigura Securitisation Finance plc Floating Rate Note, 2.593% due 10/15/2015	AAA/Aaa	6,000,000	6,071,799

				108,809,938

	RESIDENTIAL MTG TRUST — 1.90%

	Ameriquest Mtg Securities Inc., Series 2004-R12 Class A4 Floating Rate Note, 0.663% due 1/25/2035	A+/Aaa	1,377,824	1,354,047

	Banc of America Mtg Securities, Inc., Series 2004-4 Class 1A2, 5.50% due 5/25/2034	AA+/NR	495,711	497,846

	Banc of America Mtg Securities, Inc., Series 2005-A Class B1 Floating Rate Note, 3.198% due 2/25/2035	NR/NR	2,308,189	182,179

	Bear Stearns Mtg, Series 2004-3 Class 1-A2, 2.917% due 7/25/2034	BBB+/B3	219,895	202,136

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Countrywide Home Loan, Series 2004 Class 1-A, 2.693% due 7/20/2034	A/B1	458,888	460,466

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	6,550,508	6,445,351

	FNBC Trust, Series 1993-A Pass-Through Trust, 8.08% due 1/5/2018	A+/Aa1	703,475	777,246

[a]	FREMF Mtg Trust, Series 2012-K709 Class B, 3.741% due 4/25/2045	NR/NR	10,000,000	9,649,784

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.793% due 10/25/2044	NR/A3	4,000,000	4,108,202

	Home Equity Asset Trust, Series 2006-3 Class 2A, 0.373% due 7/25/2036	BBB+/A1	626,999	620,455

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.515% due 8/25/2034	CCC/NR	769,966	626,761

	Merrill Lynch Mtg Investors Trust, Series 2003 E Class B3, 2.443% due 10/25/2028	CCC/Caa2	1,039,905	548,661

	New Century Home Equity Loan Trust, Series 2005-2 Class A2C, 0.493% due 6/25/2035	AAA/Aa1	1,236,333	1,232,073

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.403% due 12/25/2035	AA+/Baa2	1,399,765	1,325,901

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	BBB+/Baa1	5,331,260	5,493,909

	Residential Asset Mtg Products, Inc., 0.493% due 3/25/2035	NR/Aa3	498,417	482,855

	Residential Asset Mtg Products, Inc., 7.125% due 4/25/2031	AA+/NR	2,296,208	2,421,023

[a]	RiverView HECM Trust Series 2007-1 Class A, 0.63% due 5/25/2047	A-/Ba3	6,154,006	5,446,295

[a,b]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	12,000,000	11,737,074

	Structured Asset Securities Corp., 5.50% due 3/25/2019	A+/Ba2	953,456	960,312

	Structured Asset Securities Corp., 2.503% due 3/25/2033	AA+/Baa1	2,728,207	2,702,934

	Washington Mutual Mtg, Series 2003-S13 Class 21-A1, 4.50% due 12/25/2018	A+/NR	907,233	909,014

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616% due 2/25/2035	D/C	761,576	72,156

	Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1, 2.674% due 3/25/2035	NR/NR	697,949	34,424

				58,291,104

	STUDENT LOAN — 1.77%

[a]	Nelnet Student Loan Trust Floating Rate Note, 0.793% due 6/25/2041	NR/Aaa	14,252,856	14,046,104

[a]	Pennsylvania Higher Education Assistance Agency Floating Rate Note, 0.743% due 5/25/2027	AA+/NR	6,358,140	6,321,903

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.663% due 9/15/2020	A+/Aa2	2,827,962	2,747,836

	SLM Student Loan Trust, Series 2006-B Class A3 Floating Rate Note, 0.413% due 12/15/2022	AA/Aaa	1,264,654	1,261,390

	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,216,464

[a]	SLM Student Loan Trust, Series 2013-R1 Class A Floating Rate Note, 1.693% due 3/25/2033	AAA/NR	25,000,000	24,652,535

				54,246,232

	TOTAL ASSET BACKED SECURITIES (Cost $387,235,831)			384,077,073

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CORPORATE BONDS — 52.64%
	AUTOMOBILES & COMPONENTS — 1.26%
	Automobiles — 1.26%

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,172,795

[a]	American Honda Finance Corp., 1.00% due 8/11/2015	A+/A1	3,000,000	3,004,854

[a]	Daimler Finance North America LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	6,954,381

[a,c]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	8,000,000	8,590,928

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	BBB+/A3	15,000,000	14,902,440

				38,625,398

	BANKS — 10.92%
	Commercial Banks — 10.18%

[a,c]	ABN AMRO Bank N.V., 4.25% due 2/2/2017	A/A2	1,000,000	1,066,140

[a,c]	ANZ National International Ltd., 3.125% due 8/10/2015	AA-/Aa3	4,000,000	4,159,204

[a,c]	ANZ National International Ltd., 6.20% due 7/19/2013	AA-/Aa3	1,000,000	1,002,656

[a,c]	Australia and New Zealand Bank, 2.40% due 11/23/2016	NR/Aaa	6,000,000	6,209,400

[a,c]	Banco Bradesco, 4.50% due 1/12/2017	BBB/Baa1	2,500,000	2,600,000

[a,c]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Baa3	7,000,000	6,020,000

[a,c]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,050,000

[a,c]	Banco Santander Brasil Floating Rate Note, 2.373% due 3/18/2014	BBB/Baa1	7,883,000	7,844,933

[a,c]	Banco Santander Chile Floating Rate Note, 2.15% due 6/7/2018	A/Aa3	21,000,000	20,975,010

[a,c]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,233,180

[c]	Bank of Nova Scotia, 2.55% due 1/12/2017	A+/Aa2	5,000,000	5,146,075

[a,c]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	14,650,000	15,165,768

[a,c]	BNP Paribas Home Loan Covered Bonds SA, 2.20% due 11/2/2015	AAA/Aaa	10,000,000	10,256,000

[a,c]	Commonwealth Bank of Australia, 2.25% due 3/16/2017	NR/Aaa	7,500,000	7,684,500

[c]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	11,000,000	11,612,326

[a,c]	Credit Agricole London, 1.726% due 1/21/2014	A/A2	7,000,000	7,042,371

[a,c]	Credit Mutuel-CIC Home Loan SFH, 1.50% due 11/16/2017	AAA/Aaa	10,000,000	9,708,000

[a,c]	Danske Bank A/S, 3.75% due 4/1/2015	A-/Baa1	4,000,000	4,140,360

[a,c]	DNB Bank ASA, 3.20% due 4/3/2017	A+/A1	10,000,000	10,353,220

[a,c]	HSBC Bank plc, 3.50% due 6/28/2015	AA-/Aa3	2,000,000	2,097,186

	HSBC USA, Inc., 2.375% due 2/13/2015	A+/A2	2,000,000	2,043,762

[a,c]	Kookmin Bank, 7.25% due 5/14/2014	AA/Aa1	7,000,000	7,346,983

[a,c]	National Australia Bank, 2.00% due 6/20/2017	NR/Aaa	16,000,000	16,224,000

[a,c]	National Bank of Canada, 2.20% due 10/19/2016	NR/Aaa	2,000,000	2,065,602

	National City Bank Floating Rate Note, 0.645% due 6/7/2017	A-/A3	4,000,000	3,955,504

[c]	North American Development Bank, 4.375% due 2/11/2020	A+/Aaa	15,500,000	16,881,220

[a,c]	Oversea-Chinese Banking Corp. Ltd., 3.15% due 3/11/2023	A+/Aa2	29,650,000	28,812,625

[c]	Rabobank Nederland, 3.375% due 1/19/2017	AA-/Aa2	2,000,000	2,100,458

[c]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BBB-/NR	12,000,000	13,262,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,c]	Societe Generale, 3.10% due 9/14/2015	A/A2	6,000,000	6,185,760

[a]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	BBB/A2	5,920,404	8,096,153

[a,c]	Sparebank 1 Boligkreditt AS, 2.30% due 6/30/2018	NR/Aaa	8,000,000	8,148,776

[a,c]	Sparebank 1 Boligkreditt AS, 1.75% due 11/15/2020	NR/Aaa	20,000,000	18,812,000

[a,c]	Standard Chartered plc, 3.20% due 5/12/2016	A+/A2	5,000,000	5,231,300

[c]	Svenska Handelsbanken AB, 3.125% due 7/12/2016	AA-/Aa3	6,000,000	6,301,200

[a,c]	Swedbank Hypotek AB, 2.375% due 4/5/2017	AAA/Aaa	5,000,000	5,136,500

[a,c]	Toronto-Dominion Bank, 2.20% due 7/29/2015	NR/Aaa	3,000,000	3,092,100

	Wells Fargo Bank NA, 0.484% due 5/16/2016	A+/A1	4,629,000	4,550,400

[c]	Westpac Banking Corp., 3.00% due 8/4/2015	AA-/Aa2	2,000,000	2,084,812

[a,c]	Westpac Banking Corp. Floating Rate Note, 1.078% due 7/17/2015	NR/Aaa	5,000,000	5,056,055

[a,c]	Woori Bank, 4.75% due 1/20/2016	A-/A1	5,000,000	5,297,235
	Thrifts & Mortgage Finance — 0.74%

[a,c]	Northern Rock Asset Management plc, 5.625% due 6/22/2017	AAA/Aaa	20,000,000	22,646,400

				334,697,574

	CAPITAL GOODS — 2.77%
	Aerospace & Defense — 0.43%

	Boeing Co., 5.00% due 3/15/2014	A/A2	1,500,000	1,545,244

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	11,518,093
	Construction & Engineering — 0.30%

[a]	URS Corp., 4.35% due 4/1/2017	BBB-/Baa3	8,995,000	9,163,548
	Electrical Equipment — 0.18%

	Roper Industries, Inc., 6.25% due 9/1/2019	BBB/Baa2	4,840,000	5,632,042
	Industrial Conglomerates — 0.48%

	General Electric Co., 5.25% due 12/6/2017	AA+/Aa3	2,500,000	2,822,868

[a,c]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,151,975

[a,c]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,520,905

[a,c]	Smiths Group plc, 6.05% due 5/15/2014	BBB+/Baa2	3,000,000	3,094,416
	Machinery — 0.62%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,708,238

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,320,211

[a,c]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	13,100,000	14,081,059
	Oil, Gas & Consumable Fuels — 0.12%

[c]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa1	4,000,000	3,700,000
	Trading Companies & Distributors — 0.64%

	Air Lease Corp., 6.125% due 4/1/2017	NR/NR	11,737,000	12,147,795

[a]	Aviation Capital Group, 6.75% due 4/6/2021	BB+/NR	3,000,000	3,159,474

[a]	Aviation Capital Group, 7.125% due 10/15/2020	BB+/NR	3,912,000	4,265,981

				84,831,849

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	COMMERCIAL & PROFESSIONAL SERVICES — 0.22%
	Professional Services — 0.22%

	Dun & Bradstreet Corp., 3.25% due 12/1/2017	BBB/NR	6,875,000	6,924,816

				6,924,816

	CONSUMER DURABLES & APPAREL — 0.35%
	Household Durables — 0.27%

	Newell Rubbermaid, Inc., 2.00% due 6/15/2015	BBB-/Baa3	3,000,000	3,036,690

	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	5,000,000	5,071,150
	Textiles, Apparel & Luxury Goods — 0.08%

	Nike, Inc., 5.15% due 10/15/2015	A+/A1	2,315,000	2,521,287

				10,629,127

	CONSUMER SERVICES — 0.52%
	Diversified Consumer Services — 0.52%

[d]	George Washington University, 4.411% due 9/15/2017	A+/A1	1,750,000	1,915,219

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	12,142,471

	University of Chicago, 3.065% due 10/1/2024	AA/Aa1	1,880,000	1,948,536

				16,006,226

	DIVERSIFIED FINANCIALS — 7.90%
	Capital Markets — 3.92%

	Bank of New York Mellon, 2.40% due 1/17/2017	A+/Aa3	7,000,000	7,141,967

[a,c]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	20,000,000	18,700,000

[a,c]	CDP Financial, Inc., 3.00% due 11/25/2014	AAA/Aaa	4,000,000	4,122,212

[a,c]	CDP Financial, Inc., 4.40% due 11/25/2019	AAA/Aaa	5,000,000	5,501,365

[a,c]	Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015	NR/Aaa	13,000,000	13,188,500

	Deutsche Bank Financial LLC, 5.375% due 3/2/2015	BBB+/Baa3	5,000,000	5,288,065

	Goldman Sachs Group, Inc. Floating Rate Note, 1.476% due 4/30/2018	A-/A3	7,465,000	7,395,934

	Goldman Sachs Group, Inc. Floating Rate Note, 0.676% due 7/22/2015	A-/A3	8,890,000	8,791,028

[a,c]	IPIC GMTN Ltd., 3.125% due 11/15/2015	AA/Aa3	1,000,000	1,026,250

[a,c]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa3	1,000,000	1,067,500

[c]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa3	3,000,000	3,120,000

[a,c]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa3	3,500,000	3,736,250

	Legg Mason, Inc., 5.50% due 5/21/2019	BBB/Baa1	13,065,000	13,463,051

[a,c]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	2,000,000	2,072,640

[a,c]	Macquarie Group Ltd., 7.30% due 8/1/2014	BBB/A3	8,000,000	8,437,112

[a,c]	Macquarie Group Ltd., 7.625% due 8/13/2019	BBB/A3	2,000,000	2,319,440

[c]	Man Group plc, 6.50% due 8/1/2013	NR/NR	5,000,000	5,013,500

	Merrill Lynch & Co., 6.875% due 4/25/2018	A-/Baa2	2,000,000	2,301,846

	Merrill Lynch & Co., 0.823% due 5/2/2017	BBB+/Baa3	2,500,000	2,389,687

	Murray Street Investment Trust, 4.647% due 3/9/2017	A-/A3	5,000,000	5,293,690

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Consumer Finance — 0.91%

	American Express Credit Co., 5.125% due 8/25/2014	A-/A2	3,000,000	3,144,234

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,305,768

[a,c]	Banque PSA Finance, 2.182% due 4/4/2014	BB+/Ba1	7,000,000	6,938,855

[c]	DFS Funding Corp. Floating Rate Note, 1.098% due 6/15/2015	NR/Baa3	3,200,000	3,080,672

	Western Union Co., 3.65% due 8/22/2018	BBB+/Baa1	2,000,000	2,052,508

	Western Union Co., 6.50% due 2/26/2014	BBB+/Baa1	1,000,000	1,036,829

	Western Union Co., 2.375% due 12/10/2015	BBB+/Baa1	1,000,000	1,017,666

	Western Union Co., 2.875% due 12/10/2017	BBB+/Baa1	2,250,000	2,255,787
	Diversified Financial Services — 3.07%

	Bank of America Corp. Floating Rate Note, 1.343% due 3/22/2018	A-/Baa2	15,000,000	14,843,565

	Citigroup, Inc., 6.00% due 12/13/2013	A-/Baa2	1,329,000	1,359,873

	Citigroup, Inc., 5.00% due 9/15/2014	BBB+/Baa3	3,000,000	3,117,681

	Citigroup, Inc., 6.50% due 8/19/2013	A-/Baa2	696,000	701,140

[a]	CME Group Index Services, 4.40% due 3/15/2018	AA-/Aa3	4,530,000	4,915,018

	General Electric Capital Corp., 1.00% due 1/8/2016	AA+/A1	2,000,000	1,988,928

	General Electric Capital Corp. Floating Rate Note, 0.422% due 12/28/2018	AA+/A1	4,850,000	4,667,058

	General Electric Capital Corp. Floating Rate Note, 1.273% due 3/15/2023	AA+/A1	7,725,000	7,655,042

[a]	General Electric Capital Corp./LJ VP Holdings LLC, 3.80% due 6/18/2019	AA+/A1	5,000,000	5,204,885

	JPMorgan Chase & Co. Floating Rate Note, 1.176% due 1/25/2018	A/A2	16,900,000	16,862,820

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.602% due 6/13/2016	A/A1	16,875,000	16,577,899

[c]	Korea Development Bank, 8.00% due 1/23/2014	A/Aa3	3,000,000	3,114,438

[a,c]	National Agricultural Cooperative Federation, 5.00% due 9/30/2014	A/A1	2,000,000	2,080,394

	National Rural Utilities CFC, 10.375% due 11/1/2018	A+/A1	2,000,000	2,770,942

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	8,000,000	8,243,080

				242,305,119

	ENERGY — 4.90%
	Energy Equipment & Services — 0.27%

	Rowan Companies, Inc., 7.875% due 8/1/2019	BBB-/Baa3	7,000,000	8,415,778
	Oil, Gas & Consumable Fuels — 4.63%

[a,c]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	5,000,000	5,233,450

[c]	BP Capital Markets plc, 3.875% due 3/10/2015	A/A2	2,000,000	2,100,630

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	6,810,615

[c]	CNOOC Finance 2013 Ltd., 1.75% due 5/9/2018	AA-/Aa3	5,000,000	4,782,575

[a,c]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	3,000,000	2,963,967

[a,c]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,006,580

[a]	DCP Midstream LLC, 9.75% due 3/15/2019	BBB/Baa2	6,500,000	8,382,601

	Energen Corp., 4.625% due 9/1/2021	BBB/Baa3	10,000,000	9,830,580

	Energy Transfer Partners LP, 9.70% due 3/15/2019	BBB-/Baa3	3,856,000	5,004,213

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Florida Gas Transmission, 4.00% due 7/15/2015	BBB/Baa2	2,000,000	2,108,746

[a,c]	Gazprom, 4.95% due 5/23/2016	BBB/Baa1	4,000,000	4,153,320

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB/Baa1	4,000,000	3,944,208

[a,c]	Harvest Operations Corp., 2.125% due 5/14/2018	A+/A1	7,000,000	6,650,455

[a,c]	Korea National Oil Corp., 4.00% due 10/27/2016	A+/A1	2,000,000	2,115,008

[a,c]	Lukoil International Finance B.V., 3.416% due 4/24/2018	BBB/Baa2	15,000,000	14,587,500

[a]	Maritimes & Northeast Pipeline, LLC, 7.50% due 5/31/2014	BBB-/Ba1	2,521,200	2,641,048

	Murphy Oil Corp., 2.50% due 12/1/2017	BBB/Baa3	5,000,000	4,931,420

[c]	Norsk Hydro A/S, 6.70% due 1/15/2018	AA-/Aa2	1,000,000	1,197,310

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A/A2	50,000	58,251

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,671,925

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A3	3,000,000	3,198,258

[a,c]	Sinopec Capital (2013) Ltd., 1.875% due 4/24/2018	A+/Aa3	20,000,000	19,205,460

[a,c]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	A+/Aa3	6,000,000	6,032,262

	Sunoco Logistics, 8.75% due 2/15/2014	BBB-/Baa3	5,000,000	5,237,310

[a]	Texas Gas Transmission LLC, 4.50% due 2/1/2021	BBB/Baa1	4,480,000	4,596,099

[c]	Total Capital International S.A., 1.55% due 6/28/2017	AA-/Aa1	6,500,000	6,442,052

				150,301,621

	FOOD, BEVERAGE & TOBACCO — 1.53%
	Beverages — 0.62%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA-/NR	3,380,000	3,762,636

[c]	Coca Cola HBC Finance BV, 5.125% due 9/17/2013	BBB/Baa1	6,524,000	6,582,534

[c]	Coca Cola HBC Finance BV, 5.50% due 9/17/2015	BBB/Baa1	7,985,000	8,618,626
	Food Products — 0.03%

	Corn Products International, Inc., 3.20% due 11/1/2015	BBB/Baa2	1,000,000	1,045,009
	Tobacco — 0.88%

	Altria Group, Inc., 8.50% due 11/10/2013	BBB/Baa1	1,000,000	1,027,392

[a,c]	B.A.T International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,023,760

	Lorillard Tobacco Co., 6.875% due 5/1/2020	BBB-/Baa2	5,000,000	5,745,415

	Lorillard Tobacco Co., 8.125% due 6/23/2019	BBB-/Baa2	5,259,000	6,444,273

	Lorillard Tobacco Co., 3.75% due 5/20/2023	BBB-/Baa2	6,230,000	5,748,440

				46,998,085

	HEALTH CARE EQUIPMENT & SERVICES — 0.28%
	Health Care Providers & Services — 0.28%

	Catholic Health Initiatives, 1.60% due 11/1/2017	AA-/NR	2,000,000	1,957,788

	Catholic Health Initiatives, 2.95% due 11/1/2022	AA-/NR	7,000,000	6,541,955

				8,499,743

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HOTELS RESTAURANTS & LEISURE — 0.07%
	Hotels, Restaurants & Leisure — 0.07%

[a,c]	TDIC Finance Ltd., 6.50% due 7/2/2014	AA/A1	2,000,000	2,077,500

				2,077,500

	HOUSEHOLD & PERSONAL PRODUCTS — 0.07%
	Household Products — 0.07%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BBB-/Baa3	2,000,000	2,036,560

				2,036,560

	INSURANCE — 2.89%
	Insurance — 2.89%

	Aflac, Inc., 2.65% due 2/15/2017	A-/A3	2,000,000	2,047,746

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Baa3	2,600,000	2,996,698

	Hanover Insurance Group, 6.375% due 6/15/2021	BBB-/Baa3	2,480,000	2,753,152

	Hartford Financial Services Group, Inc., 4.625% due 7/15/2013	BBB/Baa3	5,370,000	5,378,157

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	2,971,806

[a]	ING US, Inc., 2.90% due 2/15/2018	BBB-/Baa3	5,000,000	5,025,160

	Kemper Corp., 6.00% due 5/15/2017	BBB-/Baa3	1,950,000	2,117,232

[a,c]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	9,150,177

[a]	Liberty Mutual Group, Inc., 5.75% due 3/15/2014	BBB-/Baa2	1,000,000	1,027,842

[a]	MassMutual Global Funding LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,016,440

[a]	MetLife Institutional Funding II, 1.625% due 4/2/2015	AA-/Aa3	5,000,000	5,063,365

[a]	Metropolitan Life Global Funding I, 1.029% due 1/10/2014	AA-/Aa3	6,000,000	6,021,204

[a]	Metropolitan Life Global Funding I, 1.70% due 6/29/2015	AA-/Aa3	4,000,000	4,062,764

[a]	Metropolitan Life Global Funding I, 1.50% due 1/10/2018	AA-/Aa3	5,000,000	4,847,545

[c]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB/NR	5,000,000	4,915,450

[a]	Principal Life Global Funding II, 1.00% due 12/11/2015	A+/Aa3	7,000,000	7,001,309

[a]	Prudential Covered Trust Co., 2.997% due 9/30/2015	A/Baa2	2,700,000	2,786,184

	Unitrin, Inc., 6.00% due 11/30/2015	BBB-/Baa3	5,000,000	5,435,540

[a,c]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,926,157

				88,543,928

	MATERIALS — 3.55%
	Chemicals — 0.46%

[a]	Incitec Pivot Finance LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,972,209

[a]	Incitec Pivot Ltd., 4.00% due 12/7/2015	BBB/Baa3	4,325,000	4,519,279

	RPM International, Inc., 6.125% due 10/15/2019	BBB-/Baa3	4,000,000	4,594,048
	Construction Materials — 0.04%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	1,150,000	1,399,256
	Metals & Mining — 3.05%

[a,c]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB/Baa1	9,700,000	9,457,025

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[c]	Anglogold Holdings plc, 5.375% due 4/15/2020	BBB-/Baa2	9,100,000	8,507,563

[c]	Anglogold Holdings plc, 5.125% due 8/1/2022	BBB-/Baa2	7,000,000	6,189,708

[c]	ArcelorMittal, 4.25% due 8/5/2015	BB+/Ba1	3,000,000	3,030,000

[c]	ArcelorMittal, 10.35% due 6/1/2019	BB+/Ba1	8,089,000	9,565,242

[c]	ArcelorMittal, 5.00% due 2/25/2017	BB+/Ba1	3,000,000	3,037,500

	Carpenter Technology Corp., 4.45% due 3/1/2023	BBB/Baa3	3,000,000	2,924,325

[c]	Kinross Gold Corp., 3.625% due 9/1/2016	NR/Baa3	7,000,000	6,985,398

[a,c]	Newcrest Finance Property Ltd., 4.45% due 11/15/2021	BBB/Baa2	10,000,000	8,974,140

[a,c]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB/Baa2	10,459,000	9,017,415

[a,c]	Samarco Mineracao S.A., 4.125% due 11/1/2022	BBB/NR	6,000,000	5,370,000

[a,c]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa2	5,000,000	4,840,585

[a,c]	Xstrata Finance Canada Ltd., 4.25% due 10/25/2022	BBB/Baa2	6,000,000	5,447,226

[a,c]	Xstrata Finance Canada Ltd., 3.60% due 1/15/2017	BBB/Baa2	10,000,000	10,078,360

				108,909,279

	MEDIA — 0.25%
	Media — 0.25%

	The Washington Post Co., 7.25% due 2/1/2019	BBB/Baa1	5,000,000	5,820,560

	Time Warner Cable, Inc., 7.50% due 4/1/2014	BBB/Baa2	1,500,000	1,573,219

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	229,345

				7,623,124

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.79%
	Biotechnology — 0.10%

	Genzyme Corp., 3.625% due 6/15/2015	AA/A1	3,000,000	3,170,718
	Life Sciences Tools & Services — 0.16%

	Agilent Technologies, Inc., 3.875% due 7/15/2023	BBB+/Baa2	5,000,000	4,828,780
	Pharmaceuticals — 0.53%

	AbbVie, Inc., 1.20% due 11/6/2015	A/Baa1	9,650,000	9,660,605

[c]	Teva Pharmaceuticals, 2.40% due 11/10/2016	A-/A3	4,500,000	4,632,759

	Tiers Inflation Linked Trust, Series Wyeth 2004-21 Trust Certificate CPI Floating Rate Note, 3.324% due 2/1/2014	AA/A1	2,000,000	2,024,060

				24,316,922

	REAL ESTATE — 1.25%
	Real Estate Investment Trusts — 1.15%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,170,224

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,292,224

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	19,830,537
	Real Estate Management & Development — 0.10%

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB-/Baa2	3,000,000	2,943,819

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

				38,236,804

	RETAILING — 0.83%
	Multiline Retail — 0.27%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	8,000,000	8,218,864
	Specialty Retail — 0.56%

	Advance Auto Parts, Inc., 4.50% due 1/15/2022	BBB-/Baa3	6,400,000	6,223,866

	Best Buy Co., Inc., 3.75% due 3/15/2016	BB/Baa2	8,000,000	7,980,000

	Best Buy Co., Inc., 7.25% due 7/15/2013	BB/Baa2	3,000,000	3,003,750

				25,426,480

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
	Semiconductors & Semiconductor Equipment — 0.54%

	KLA Tencor Corp., 6.90% due 5/1/2018	BBB/Baa1	14,314,000	16,663,085

				16,663,085

	SOFTWARE & SERVICES — 1.03%
	Information Technology Services — 0.67%

	Computer Sciences Corp., 6.50% due 3/15/2018	BBB/Baa2	6,075,000	6,784,839

	Electronic Data Systems Corp., 6.00% due 8/1/2013	BBB+/Baa1	1,000,000	1,003,992

	SAIC, Inc., 4.45% due 12/1/2020	A-/A3	2,000,000	2,070,926

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	11,145,000	10,797,789
	Software — 0.36%

	BMC Software, Inc., 4.50% due 12/1/2022	BBB+/Baa2	10,800,000	10,883,571

				31,541,117

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.57%
	Communications Equipment — 0.46%

[c]	Ericsson LM, 4.125% due 5/15/2022	BBB+/A3	14,300,000	13,984,227
	Computers & Peripherals — 0.56%

	Hewlett-Packard Co., 2.60% due 9/15/2017	BBB+/Baa1	3,000,000	2,996,067

	Hewlett-Packard Co., 3.30% due 12/9/2016	BBB+/Baa1	2,000,000	2,076,096

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,064,260
	Electronic Equipment, Instruments & Components — 0.55%

	Arrow Electronics, Inc., 3.00% due 3/1/2018	BBB-/Baa3	2,000,000	1,997,124

	Avnet, Inc., 4.875% due 12/1/2022	BBB-/Baa3	15,000,000	14,939,805

				48,057,579

	TELECOMMUNICATION SERVICES — 3.34%
	Diversified Telecommunication Services — 1.58%

[c]	France Telecom, 5.375% due 7/8/2019	BBB+/A3	10,000,000	11,001,670

[a,b]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa1	3,858,482	4,160,215

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	A-/NR	3,000,000	3,747,075

[a,c]	Oi S.A., 5.75% due 2/10/2022	BBB-/Baa3	5,000,000	4,656,250

[a,c]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A/A2	500,000	520,200

[a,c]	Qtel International Finance Ltd., 6.50% due 6/10/2014	A/A2	1,000,000	1,042,500

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,339,687

[c]	Telecom Italia Capital SA, 6.175% due 6/18/2014	BBB-/Baa3	1,950,000	2,018,246

[c]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	10,000,000	10,979,730

[a,c]	Vivendi SA, 2.40% due 4/10/2015	BBB/Baa2	2,000,000	2,035,200

[a,c]	Vivendi SA, 3.45% due 1/12/2018	BBB/Baa2	5,000,000	5,065,700
	Wireless Telecommunication Services — 1.76%

[c]	America Movil S.A.B. de C.V., 2.375% due 9/8/2016	A-/A2	2,500,000	2,533,022

[c]	America Movil S.A.B. de C.V., 5.00% due 10/16/2019	A-/A2	5,000,000	5,415,945

[a]	Crown Castle Towers LLC, 6.113% due 1/15/2020	NR/A2	4,395,000	5,043,153

[a]	Crown Castle Towers LLC, 5.495% due 1/15/2037	NR/A2	8,220,000	9,033,410

[a]	Richland Towers, 4.606% due 3/15/2041	NR/NR	2,382,605	2,491,804

[a]	SBA Tower Trust, 5.101% due 4/15/2042	NR/A2	2,305,000	2,520,967

[a]	SBA Tower Trust, 4.254% due 4/15/2040	NR/A2	14,225,000	14,724,511

[a]	Unison Ground Lease Funding LLC, 6.392% due 4/15/2040	NR/NR	8,540,000	9,437,315

[a]	Unison Ground Lease Funding LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,630,560

				102,397,160

	TRANSPORTATION — 1.66%
	Air Freight & Logistics — 0.14%

	FedEx Corp., 8.76% due 5/22/2015	BBB/A3	260,099	270,503

[a]	FedEx Corp., 2.625% due 1/15/2018	BBB/A3	4,129,748	4,128,018
	Airlines — 0.30%

[a,c]	BAA Funding Ltd., 2.50% due 6/25/2017	A-/NR	5,000,000	5,079,595

[b,c]	Iberbond plc, 4.826% due 12/24/2017	NR/Baa3	4,063,424	4,114,217
	Road & Rail — 1.22%

[a,c]	Asciano Finance, 5.00% due 4/7/2018	BBB-/Baa2	2,000,000	2,124,762

[a,c]	Asciano Finance, 4.625% due 9/23/2020	BBB-/Baa2	5,830,000	5,874,774

[a,c]	Asciano Finance, 3.125% due 9/23/2015	BBB-/Baa2	3,000,000	3,065,565

[a,c]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/Baa2	10,000,000	9,637,110

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.75% due 5/11/2017	BBB-/Baa3	9,970,000	10,431,611

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 2.50% due 3/15/2016	BBB-/Baa3	6,000,000	6,103,080

				50,829,235

	UTILITIES — 4.15%
	Electric Utilities — 2.30%

	Detroit Edison Corporate Senior Note Series D, 5.40% due 8/1/2014	A/A1	2,000,000	2,097,584

[a,c]	Electricite de France SA, 5.50% due 1/26/2014	A+/Aa3	1,250,000	1,282,338

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,c]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB+/Baa2	9,500,000	10,422,260

	Entergy Louisiana LLC, 4.80% due 5/1/2021	A-/A3	4,300,000	4,671,004

	Entergy Texas, Inc., 3.60% due 6/1/2015	A-/Baa2	3,000,000	3,138,975

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa2	2,000,000	2,385,336

[a]	Great River Energy, 5.829% due 7/1/2017	A/Baa1	2,531,705	2,746,827

	Gulf Power Co., 4.35% due 7/15/2013	A/A3	925,000	926,118

[a,c]	Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014	BBB/Baa1	6,000,000	6,154,980

	Idaho Power Corp., 6.025% due 7/15/2018	A-/A2	1,000,000	1,172,829

[a,c]	Korea East-West Power Co., 2.50% due 7/16/2017	A+/A1	5,000,000	4,875,345

	Metropolitan Edison Co., 7.70% due 1/15/2019	BBB-/Baa2	2,250,000	2,758,073

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/Baa1	4,785,000	5,240,589

	MP Environmental, 4.982% due 7/15/2016	AAA/Aaa	1,129,505	1,150,465

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB/Baa3	3,000,000	3,199,725

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A3	11,732,000	13,587,897

[a]	Steelriver Transmission Co. LLC, 4.71% due 6/30/2017	NR/Baa2	3,606,903	3,709,930

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	883,000	1,092,889
	Gas Utilities — 0.49%

[a,c]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	10,500,000	9,684,202

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa3	5,000,000	5,452,325
	Independent Power Producers & Energy Traders — 0.25%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	7,655,856	7,574,472
	Multi-Utilities — 1.11%

	Black Hills Corp., 5.875% due 7/15/2020	BBB-/Baa3	5,000,000	5,576,795

[a]	Enogex, LLC, 6.875% due 7/15/2014	BBB-/Baa3	4,000,000	4,167,916

[a]	Enogex, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	3,965,514

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A3	10,000,000	11,130,790

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	1,968,260

[a,c]	Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013	A-/A3	5,000,000	5,019,200

	Union Electric Co., 4.65% due 10/1/2013	A-/A3	2,000,000	2,015,834

				127,168,472

	TOTAL CORPORATE BONDS (Cost $1,594,373,392)			1,613,646,803

	CONVERTIBLE BONDS — 0.61%
	REAL ESTATE — 0.61%
	Real Estate Investment Trusts — 0.61%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	20,000,000	18,712,500

				18,712,500

	TOTAL CONVERTIBLE BONDS (Cost $20,000,000)			18,712,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	MUNICIPAL BONDS — 6.38%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018	A/A3	5,000,000	5,491,150

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Insured: Natl Re/FGIC)	A/A1	2,205,000	2,196,952

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Insured: Natl-Re)	A/A1	3,270,000	3,274,709

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019	AA-/NR	2,110,000	2,282,282

	California Health Facilities Financing Authority, 6.76% due 2/1/2019	A/NR	3,905,000	4,289,799

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,160,520

	Camden County New Jersey, 5.47% due 7/1/2018	A+/A2	2,140,000	2,304,138

	Camden County New Jersey, 5.62% due 7/1/2019	A+/A2	3,025,000	3,244,373

	Carson California Redevelopment Agency, 4.511% due 10/1/2016	A-/NR	5,000,000	4,983,950

[d]	City of New York GO, 3.48% due 10/1/2018	AA/Aa2	3,500,000	3,678,465

	City of North Little Rock Arkansas, 3.562% due 7/1/2022 (Insured: AGM)	AA-/NR	8,185,000	7,922,098

	City of Riverside California, 5.61% due 8/1/2017	A/Aa2	2,000,000	2,194,140

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019	AAA/Aaa	3,070,000	3,109,664

	County of San Luis Obispo, 7.45% due 9/1/2019	AA-/NR	3,950,000	4,563,316

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,874,690

	Denver Public Schools COP, 2.598% due 12/15/2021 (School District No. 1 Educational Facilities)	NR/Aa3	8,640,000	8,061,206

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,436,025

	Florida State Board of Education, 3.60% due 6/1/2015	AAA/Aa1	3,000,000	3,151,470

	Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020	AA-/NR	2,250,000	2,334,892

	Illinois Finance Authority, 5.629% due 7/1/2016 (Insured: Syncora)	AA-/NR	1,100,000	1,136,124

	Irvine Ranch Water District Joint Powers Agency, 2.388% due 3/15/2014	A-/NR	13,935,000	13,927,336

	JobsOhio Beverage System, 2.217% due 1/1/2019	AA/A2	11,345,000	10,982,754

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky State Medical Insurance and Teachers’ Retirement System Obligations)	A+/Aa3	3,000,000	2,903,940

	Los Angeles California Department of Airports, 5.175% due 5/15/2017	AA-/A1	4,000,000	4,431,240

	Los Angeles California Municipal Improvement Corp., 6.165% due 11/1/2020 (Build America Bonds)	A+/A3	10,000,000	10,932,500

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020	AA-/A1	3,000,000	3,165,030

	Louisiana Public Facilities Authority, 5.72% due 7/1/2015 (Insured: CIFG)	AA-/A3	890,000	883,031

	Maine Finance Authority, 4.55% due 10/1/2014	A/NR	750,000	766,088

	Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014	NR/Aa2	3,350,000	3,360,351

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa2	785,000	819,539

	Mississippi Development Bank, 5.21% due 7/1/2013 (Insured: AGM)	AA-/NR	1,200,000	1,200,384

	New York City Transitional Finance Authority, 4.075% due 11/1/2020	AAA/Aa1	2,500,000	2,647,075

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016	A-/NR	4,200,000	4,501,938

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	NR/NR	7,675,000	7,514,746

	Orleans Parish Louisiana School Board GO, 4.40% due 2/1/2021	AA-/A2	10,000,000	10,305,600

	Port St. Lucie Florida, 4.457% due 9/1/2014 (Wyndcrest)	A/Aa3	1,470,000	1,489,551

	Redlands California Redevelopment Agency, 5.818% due 8/1/2022 (Insured: AMBAC)	A-/NR	2,250,000	2,215,305

[e]	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	AA-/Aa3	3,485,000	3,395,226

[e]	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	AA-/Aa3	1,500,000	1,452,120

	San Bernardino County California San Sevaine Redevelopment Agency, 7.135% due 9/1/2020	BBB/NR	1,840,000	1,903,149

	San Francisco California City and County Redevelopment Financing Authority, 8.00% due 8/1/2019	A/Ba1	6,500,000	7,121,790

	San Jose California Redevelopment Agency, 3.447% due 8/1/2013	A/Ba1	1,000,000	1,001,240

	San Jose California Redevelopment Agency, 4.281% due 8/1/2014	A/Ba1	750,000	765,503

	San Marcos California Redevelopment Agency, 6.125% due 10/1/2018	AA-/NR	5,000,000	5,220,350

	Tampa-Hillsborough County Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A-/A3	2,000,000	1,929,080

	Tampa-Hillsborough County Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A-/A3	2,500,000	2,389,125

	Tampa-Hillsborough County Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A-/A3	1,750,000	1,655,833

	Victor, New York, 9.20% due 5/1/2014	NR/NR	255,000	258,524

	Wallenpaupack Pennsylvania Area School District GO, (State Aid Withholding), 3.80% due 9/1/2019	AA-/NR	3,000,000	2,995,500

	Wallenpaupack Pennsylvania Area School District GO, (State Aid Withholding), 4.00% due 9/1/2020	AA-/NR	2,750,000	2,732,922

	Wisconsin State Health & Educational Facilities Authority, 7.08% due 6/1/2016 (Richland Hospital, Inc.; Insured: ACA)	NR/NR	945,000	929,030

	Yuba California Levee Financing Authority, 6.375% due 9/1/2021	AA-/NR	1,000,000	1,040,460

	TOTAL MUNICIPAL BONDS (Cost $191,949,311)			195,526,223

	SHORT TERM INVESTMENTS — 4.84%

	AT&T, Inc., 0.51% due 7/22/2013	NR/NR	25,000,000	24,992,562

	Bank of New York Tri-Party Repurchase Agreement 0.23%, dated 6/28/2013 due 7/1/2013, repurchase price $84,001,610 collateralized by 42 U.S. Government debt securities, having an average coupon of 3.09%, a minimum credit rating of BBB-, maturity dates from 12/1/2018 to 6/1/2043, and having an aggregate market value of $85,533,883 at 6/28/2013	NR/NR	84,000,000	84,000,000

	NYSE Euronext, Inc., 0.23% due 7/1/2013	NR/NR	39,500,000	39,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $148,492,562)			148,492,562

	TOTAL INVESTMENTS — 99.06% (Cost $3,027,311,425)			$3,036,760,830

	OTHER ASSETS LESS LIABILITIES — 0.94%			28,795,452

	NET ASSETS —100.00%			$3,065,556,282

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the aggregate value of these securities in the Fund’s portfolio was $1,251,270,815, representing 40.82% of the Fund’s net assets.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

c	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Segregated as collateral for a when-issued security.

e	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

CPI	Consumer Price Index

FCB	Farm Credit Bank

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

LOC	Letter of Credit

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBA	Small Business Administration

Syncora	Insured by Syncora Guarantee Inc.

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$45,641,979	$45,641,979	$-	$-
U.S. Government Agencies	247,101,354	-	208,232,059	38,869,295
Other Government	116,347,026	-	91,776,340	24,570,686
Mortgage Backed	267,215,310	-	267,215,310	-
Asset Backed Securities	384,077,073	-	354,836,499	29,240,574
Corporate Bonds	1,613,646,803	-	1,605,372,371	8,274,432
Convertible Bonds	18,712,500	-	18,712,500	-
Municipal Bonds	195,526,223	-	195,526,223	-
Short Term Investments	148,492,562	-	148,492,562	-

Total Investments in Securities	$3,036,760,830	$45,641,979	$2,890,163,864	$100,954,987

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	June 30, 2013 Unaudited

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 is as follows:

	Asset Backed Securities	Corporate Bonds	Municipal Bonds	Other Government	Total
Beginning Balance 9/30/2012	$13,715,411	$33,987,735	$1,019,153	$27,214,342	$75,936,641
Accrued Discounts (Premiums)	20,190	41,460	–	(23,971)	37,679
Net Realized Gain (Loss)	69,710	1,287,156	–	27,256	1,384,122
Gross Purchases	25,737,073	–	–	61,181,548	86,918,621
Gross Sales	(453,638)	(14,656,221)	–	(4,307,679)	(19,417,538)
Change in Unrealized Appreciation (Depreciation)	214,328	(464,366)	–	(2,644,015)	(2,894,053)
Transfers into Level 3 (a)	–	–	–	–	–
Transfers out of Level 3 (a)	(10,062,500)	(11,921,332)	(1,019,153)	(18,007,500)	(41,010,485)
Ending Balance 6/30/2013 (b)	$29,240,574	$8,274,432	$–	$63,439,981	$100,954,987

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 3.29% of total Net Assets at the period ended June 30, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 6.24%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.48%
	Commercial Services & Supplies — 0.48%
	Republic Services, Inc.	100,000	$3,394,000

			3,394,000

	ENERGY — 2.72%
	Oil, Gas & Consumable Fuels — 2.72%
	Eni S.p.A.	147,400	3,027,600
	Kinder Morgan, Inc.	87,000	3,319,050
	Linn Co., LLC	167,800	6,253,906
	Royal Dutch Shell plc ADR	51,300	3,272,940
	Total SA	70,400	3,436,813

			19,310,309

	FOOD, BEVERAGE & TOBACCO — 0.92%
	Food Products — 0.92%
	Orkla ASA	800,000	6,553,458

			6,553,458

	REAL ESTATE — 1.46%
	Real Estate Investment Trusts — 1.46%
	Annaly Capital Management, Inc.	212,700	2,673,639
	Capstead Mortgage Corp.	259,027	3,134,227
	Digital Realty Trust, Inc.	74,000	4,514,000

			10,321,866

	TELECOMMUNICATION SERVICES — 0.66%
	Diversified Telecommunication Services — 0.66%
	TELE2 AB-B	400,000	4,697,216

			4,697,216

	TOTAL COMMON STOCK (Cost $48,012,578)		44,276,849

	PREFERRED STOCK — 5.09%
	BANKS — 2.85%
	Commercial Banks — 2.41%
	Cobank ACB Pfd, 6.25%	50,000	5,155,000
	First Niagara Financial Group Pfd, 8.625%	17,732	507,025
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,647,000
[a]	United Community Bank Pfd, 5.00%	5,000	4,800,000
	Wintrust Financial Corp. Pfd, 5.00%	2,750	2,990,818
	Thrifts & Mortgage Finance — 0.44%
	Falcons Funding Trust I Pfd, 8.875%	3,000	3,115,312

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			20,215,155

	DIVERSIFIED FINANCIALS — 0.40%
	Consumer Finance — 0.40%
	Ally Financial, Inc. Pfd, 8.50%	110,165	2,848,867

			2,848,867

	ENERGY — 1.42%
	Oil, Gas & Consumable Fuels — 1.42%
	Halcon Resources Corp. Pfd, 5.75%	4,000	4,120,000
[b]	Sanchez Energy Corp. Pfd, 4.875%	100,000	5,954,300

			10,074,300

	FOOD, BEVERAGE & TOBACCO — 0.07%
	Food Products — 0.07%
	H.J. Heinz Finance Co. Pfd, 8.00%	5	506,406

			506,406

	MISCELLANEOUS — 0.17%
	U.S. Government Agencies — 0.17%
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,202,813

			1,202,813

	REAL ESTATE — 0.18%
	Real Estate Investment Trusts — 0.18%
	Alexandria Real Estate Pfd, 7.00%	50,000	1,294,500

			1,294,500

	TOTAL PREFERRED STOCK (Cost $33,938,107)		36,142,041

	ASSET BACKED SECURITIES — 12.68%
	COMMERCIAL MTG TRUST — 2.37%
	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	$2,961,306	2,962,698
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.918%, 3/25/2034	151,791	85,358
	Commercial Mtg Pass-Through Certificates, Series 2011-FL1 Class B, 3.553%, 7/17/2028	1,022,822	1,031,307
[b]	CVS Pass-Through Trust, 9.35%, 1/10/2023	4,605,000	5,031,833
[b]	JP Morgan Chase Commercial Mtg Trust, Series 2013-JWRZ Class D Floating Rate Note, 3.183%, 4/15/2030	4,000,000	4,059,499
	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139%, 10/5/2025	3,000,000	2,944,633
[b]	ORES NPL, LLC, Series 2012-LV1 Class A, 4.00%, 9/25/2044	687,909	687,778

			16,803,106

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	OTHER ASSET BACKED — 4.84%
[a]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	5,980,000	6,009,900
[a,b]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92%, 2/15/2015	5,675,000	5,561,500
[a,b]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	3,890,000
	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	2,863,014
[a,b]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,600,000
	MIRAMAX, LLC, Series 2011-1A Class A, 6.25%, 10/20/2021	1,122,857	1,172,125
	MIRAMAX, LLC, Series 2011-1A Class B, 10.00%, 10/20/2021	1,900,000	1,923,275
[a]	Northwind Holdings, LLC Floating Rate Note, 1.055%, 12/1/2037	1,175,000	1,081,000
[a,b]	Progreso Receivables Funding I LLC. Series 2013-A Class A, 4.00%, 7/9/2018	5,000,000	5,000,391
[b]	Richland Towers, 7.87%, 3/15/2041	2,000,000	2,140,684
[c]	Trafigura Securitisation Finance plc, Series 2012-1A Class B, 4.193%, 10/15/2015	2,000,000	2,027,750
	Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025	1,067,752	1,121,807

			34,391,446

	RESIDENTIAL MTG TRUST — 4.99%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.539%, 12/20/2036	911,357	206,106
	Banc of America Mtg Securities, Inc., Series 2005-A Class B1 Floating Rate Note, 3.198%, 2/25/2035	769,396	60,726
	Bayview Financial Acquisition Trust, Series 2005-B Class M3, 0.875%, 4/28/2039	4,000,000	2,816,848
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.489%, 8/25/2033	381,767	343,462
	CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.443%, 10/25/2037	4,500,183	4,420,326
	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	732,121	694,025
	Countrywide, Series 2006-15 Class A6, 5.585%, 10/25/2046	362,501	312,045
	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 0.893%, 3/25/2045	2,600,431	2,453,124
	FBR Securitization Trust, Series 2005-2 Class M1, 0.913%, 9/25/2035	3,000,000	2,669,097
	FREMF Mtg Trust, Series 2012-K709 Class C, 3.741%, 4/25/2045	3,046,000	2,753,746
	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.793%, 10/25/2044	2,000,000	2,054,101
	JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.332%, 7/25/2036	1,645,000	1,552,449
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.515%, 8/25/2034	307,986	250,704
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.513%, 11/25/2035	1,321,924	1,209,034
	New Century Home Equity Loan Trust, 0.623%, 6/25/2035	2,000,000	1,919,592
	Park Place Securities, Inc., Series 2004- MHQ1 Class M2, 1.318%, 12/25/2034	2,250,000	2,172,218
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.343%, 6/25/2036	1,209,378	1,163,714
[a,b]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	4,998,512	4,906,547
	Structured Asset Investment Loan Trust, 1.153%, 8/25/2033	1,828,512	1,734,429
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	1,709,972	1,722,899
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616%, 2/25/2035	304,630	28,863

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1, 2.674%, 3/25/2035	258,499	12,750

			35,456,805

	STUDENT LOAN — 0.48%
	Access Group, Inc., Series 2005-A Class A3, 0.676%, 7/25/2034	4,000,000	3,426,430

			3,426,430

	TOTAL ASSET BACKED SECURITIES (Cost $89,489,353)		90,077,787

	CORPORATE BONDS — 46.51%
	BANKS — 3.78%
	Commercial Banks — 3.30%
[b,c]	Akbank TAS, 3.875%, 10/24/2017	1,500,000	1,449,375
[b,c]	Banco Pine SA, 8.75%, 1/6/2017	2,000,000	2,030,000
[b,c]	Banco Santander Chile Floating Rate Note, 2.15%, 6/7/2018	4,000,000	3,995,240
[b,c]	Credit Agricole London, 1.726%, 1/21/2014	1,688,000	1,698,218
[b]	Emigrant Bancorp, 6.25%, 6/15/2014	3,000,000	2,932,500
[b,c,d,e]	Islandsbanki, 4.41%, 10/15/2008	60,000	17,250
	National City Bank Floating Rate Note, 0.645%, 6/7/2017	1,000,000	988,876
	Provident Bank of Maryland, 9.50%, 5/1/2018	1,500,000	1,485,477
[c]	Royal Bank of Scotland Group plc, 6.10%, 6/10/2023	5,000,000	4,743,565
[c]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,210,400
[c]	Royal Bank of Scotlnd Group plc, 6.125%, 12/15/2022	2,000,000	1,903,140
	Thrifts & Mortgage Finance — 0.48%
[b,c]	Northern Rock Asset Management plc, 5.625%, 6/22/2017	3,000,000	3,396,960

			26,851,001

	CAPITAL GOODS — 3.90%
	Construction & Engineering — 0.81%
[b,c]	Ausdrill Finance Pty Ltd., 6.875%, 11/1/2019	6,000,000	5,730,000
	Industrial Conglomerates — 1.14%
[b,c]	Hutchison Whampoa International (10) Ltd., 6.00%, 12/31/2049	2,000,000	2,080,000
[b]	Nesco LLC/Nesco Holdings Corp., 11.75%, 4/15/2017	1,250,000	1,356,250
	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,640,000
	Machinery — 0.14%
	Case New Holland, Inc., 7.75%, 9/1/2013	1,000,000	1,006,250
	Trading Companies & Distributors — 1.81%
	Air Lease Corp., 6.125%, 4/1/2017	2,934,000	3,036,690
[b]	Aviation Capital Group Corp., 6.75%, 4/6/2021	2,500,000	2,632,895
[b]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,051,204
[b]	International Lease Finance Corp., 6.50%, 9/1/2014	2,000,000	2,080,000
	International Lease Finance Corp., 4.875%, 4/1/2015	3,000,000	3,048,750

			27,662,039

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMERCIAL & PROFESSIONAL SERVICES — 0.43%
	Commercial Services & Supplies — 0.43%
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	3,000,000	3,060,000

			3,060,000

	CONSUMER SERVICES — 1.31%
	Diversified Consumer Services — 1.31%
[b]	Coinstar, Inc., 6.00%, 3/15/2019	5,000,000	4,993,750
[b,c,f]	Nord Anglia Education U.K., 10.25%, 4/1/2017	4,000,000	4,280,000

			9,273,750

	DIVERSIFIED FINANCIALS — 3.88%
	Capital Markets — 1.76%
[b,c]	BTG Investments LP, 4.50%, 4/17/2018	5,000,000	4,675,000
[b,c]	Macquarie Group Ltd., 7.30%, 8/1/2014	1,000,000	1,054,639
	Merrill Lynch & Co., 0.823%, 5/2/2017	2,500,000	2,389,687
	Nationstar Mortgage Capital Corp., 9.625%, 5/1/2019	3,000,000	3,360,000
	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	1,000,000	1,052,500
	Consumer Finance — 0.89%
[b,c]	DFS Funding Corp. Floating Rate Note, 1.098%, 6/15/2015	800,000	770,168
	SLM Corp., 6.25%, 1/25/2016	1,000,000	1,060,000
	SLM Corp., 6.00%, 1/25/2017	2,000,000	2,090,000
	TMX Finance, LLC, 13.25%, 7/15/2015	1,250,000	1,340,625
	TMX Finance, LLC/TitleMax Finance Corp., 13.25%, 7/15/2015	1,000,000	1,072,500
	Diversified Financial Services — 1.23%
[b,c]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	5,000,000	5,050,000
[b]	Citicorp, 8.04%, 12/15/2019	250,000	302,758
	Citigroup, Inc., 5.00%, 9/15/2014	750,000	779,420
[a]	Counts Trust Series 1998 II-A, 6.67%, 2/15/2018	497,525	516,431
	SquareTwo Financial Corp., 11.625%, 4/1/2017	2,000,000	2,050,000

			27,563,728

	ENERGY — 7.23%
	Energy Equipment & Services — 1.21%
[c]	Floatel International Ltd., 8.00%, 10/11/2017	4,500,000	4,702,500
[b,c]	Schahin II Finance Co. SPV, 5.875%, 9/25/2023	3,925,333	3,886,080
	Oil, Gas & Consumable Fuels — 6.02%
[b]	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	2,865,000
[b]	Aurora USA Oil and Gas, Inc., 9.875%, 2/15/2017	3,000,000	3,120,000
[b]	Aurora USA Oil and Gas, Inc., 7.50%, 4/1/2020	3,000,000	2,940,000
	Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015	1,321,000	1,254,950
[b]	DCP Midstream LLC, 9.75%, 3/15/2019	500,000	644,816
	Endeavour International Corp., 12.00%, 3/1/2018	900,000	864,000
[b]	Energy Transfer Partners LP, 1.00%, 11/1/2066	2,000,000	1,800,000
	Energy Transfer Partners LP, 8.50%, 4/15/2014	500,000	528,962
	Energy Transfer Partners LP, 9.70%, 3/15/2019	1,500,000	1,946,659
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,571,500
[b]	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	5,000,000	4,800,000
[b,c]	Gaz Capital SA, 7.51%, 7/31/2013	1,000,000	1,003,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[b]	Green Field Energy Services, 13.25%, 11/15/2016	2,000,000	2,070,000
[b]	Green Field Energy Services Warrants, 13.25%, 11/15/2016	48,000	49,680
[b]	Linc Energy U.S.A./Linc Energy Finance, 12.50%, 10/31/2017	3,000,000	3,240,000
[b]	Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014	840,400	880,349
[b,c]	Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019	1,000,000	1,245,000
[c]	Petrobras Global Finance BV, 3.00%, 1/15/2019	1,000,000	928,886
[c]	Petrobras International Finance Co., 2.875%, 2/6/2015	1,000,000	1,009,013
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,303,240
[b,c]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,505,600	1,535,712
	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	2,100,000
[b]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	1,900,000
[b]	Rockies Express Pipeline, LLC, 3.90%, 4/15/2015	2,000,000	1,980,000
	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,158,371

			51,328,218

	FOOD & STAPLES RETAILING — 0.29%
	Food & Staples Retailing — 0.29%
[b]	Aramark Corp., 5.75%, 3/15/2020	2,000,000	2,045,000

			2,045,000

	FOOD, BEVERAGE & TOBACCO — 2.88%
	Beverages — 1.44%
[b,c]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,250,000
[b]	Innovation Ventures/Fina, 9.50%, 8/15/2019	6,000,000	4,995,000
	Food Products — 1.00%
[b,c]	Barry Callebaut Services NV, 5.50%, 6/15/2023	3,000,000	3,019,620
	Bunge Ltd. Finance Co., 5.10%, 7/15/2015	321,000	345,114
[b,c]	Comfeed Finance BV, 6.00%, 5/2/2018	2,000,000	1,870,000
[b]	Harmony Foods Corp., 10.00%, 5/1/2016	1,801,000	1,895,553
	Tobacco — 0.44%
	Vector Group Ltd., 7.75%, 2/15/2021	3,000,000	3,097,500

			20,472,787

	HEALTH CARE EQUIPMENT & SERVICES — 1.05%
	Health Care Providers & Services — 1.05%
[b]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	3,500,000	3,657,500
[b]	Select Medical Corp., 6.375%, 6/1/2021	4,000,000	3,800,000

			7,457,500

	INSURANCE — 1.99%
	Insurance — 1.99%
[b]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,330,000	1,532,926
[b,c]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,000,000	3,660,071
[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,373,090
[b,c]	Oil Casualty Insurance, 8.00%, 9/15/2034	1,934,000	2,132,080
[b]	Oil Insurance Ltd., 3.266%, 12/31/2049	1,000,000	864,636
[b]	Prudential Holdings, LLC, 8.695%, 12/18/2023	585,000	735,243
[b,c]	QBE Insurance Group Ltd., 9.75%, 3/14/2014	780,000	819,728

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Willis North America, Inc., 7.00%, 9/29/2019	1,286,000	1,476,986
[b]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,562,200

			14,156,960

	MATERIALS — 3.46%
	Chemicals — 0.50%
[b]	Iracore International Holdings, Inc., 9.50%, 6/1/2018	2,500,000	2,534,375
[b,c]	Mexichem S.A.B. de C.V., 4.875%, 9/19/2022	1,000,000	1,005,000
	Construction Materials — 0.16%
[b]	Associated Asphalt Partners, LLC, 8.50%, 2/15/2018	1,100,000	1,105,500
	Containers & Packaging — 0.27%
	Graphic Packaging International, Inc., 4.75%, 4/15/2021	2,000,000	1,935,000
	Metals & Mining — 2.12%
[c]	ArcelorMittal, 10.35%, 6/1/2019	1,000,000	1,182,500
[b]	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	3,000,000	2,955,000
[b,c]	FMG Resources Ltd., 8.25%, 11/1/2019	2,000,000	2,060,000
[b,c]	Newcrest Finance Pty Ltd., 4.45%, 11/15/2021	3,000,000	2,692,242
[b,c,g]	OJSC Novolipetsk Steel, 4.45%, 2/19/2018	6,000,000	5,580,000
[b,c]	Posco, 8.75%, 3/26/2014	500,000	525,114
[c]	Rio Tinto Alcan, Inc., 5.00%, 6/1/2015	50,000	53,488
	Paper & Forest Products — 0.41%
[b]	Neenah Paper, Inc., 5.25%, 5/15/2021	3,000,000	2,925,000

			24,553,219

	MEDIA — 0.17%
	Media — 0.17%
[b,c]	Mood Media Corp., 9.25%, 10/15/2020	700,000	640,500
	The Washington Post Co., 7.25%, 2/1/2019	500,000	582,056

			1,222,556

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.72%
	Pharmaceuticals — 0.72%
[b,c,f]	VPII Escrow Corp.	5,000,000	5,125,000

			5,125,000

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.35%
	Life Sciences Tools & Services — 0.35%
[b]	BPA Laboratories, Inc., 12.25%, 4/1/2017	2,600,000	2,483,000

			2,483,000

	REAL ESTATE — 0.68%
	Real Estate Investment Trusts — 0.68%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	4,856,070

			4,856,070

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	RETAILING — 2.30%
	Distributors — 0.54%
[b]	LKQ Corp., Inc., 4.75%, 5/15/2023	4,000,000	3,820,000
	Multiline Retail — 0.69%
[b,c]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,000,000	4,887,500
	Specialty Retail — 1.07%
[b]	CST Brands, Inc., 5.00%, 5/1/2023	2,500,000	2,437,500
[b]	Radio Systems Corp., 8.375%, 11/1/2019	2,000,000	2,130,000
[b]	Sonic Automotive, Inc., 5.00%, 5/15/2023	3,125,000	3,031,250

			16,306,250

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.16%
	Semiconductors & Semiconductor Equipment — 0.16%
	KLA Tencor Corp., 6.90%, 5/1/2018	1,000,000	1,164,111

			1,164,111

	SOFTWARE & SERVICES — 0.95%
	Information Technology Services — 0.40%
[b]	Neustar, Inc., 4.50%, 1/15/2023	3,000,000	2,835,000
	Internet Software & Services — 0.41%
[b,c]	EAccess Ltd., 8.25%, 4/1/2018	1,755,000	1,921,725
	Equinix, Inc., 4.875%, 4/1/2020	1,000,000	980,000
	Software — 0.14%
[b]	Audatex North America, Inc., 6.00%, 6/15/2021	1,000,000	997,500

			6,734,225

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.78%
	Computers & Peripherals — 0.78%
[b,c]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	2,500,000	2,537,500
	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,016,065

			5,553,565

	TELECOMMUNICATION SERVICES — 3.44%
	Diversified Telecommunication Services — 1.53%
	Centurylink, Inc., 6.45%, 6/15/2021	2,000,000	2,085,000
	Centurylink, Inc., 5.625%, 4/1/2020	250,000	252,500
	Level 3 Communications, Inc., 11.875%, 2/1/2019	1,000,000	1,132,500
	Level 3 Communications, Inc., 8.875%, 6/1/2019	1,000,000	1,040,000
	Level 3 Financing, Inc., 4.215%, 2/15/2015	1,000,000	1,000,000
[c]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,097,973
[c]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,000,000	2,181,010
[c]	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,000,000	1,025,099
[c]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,031,304
	Wireless Telecommunication Services — 1.91%
[b,c]	Bharti Airtel International, 5.125%, 3/11/2023	6,000,000	5,452,800
[b,c]	MTS International Funding Ltd., 5.00%, 5/30/2023	3,000,000	2,872,500
[b,c]	VimpelCom (UBS SA), 8.25%, 5/23/2016	500,000	546,250
[b,c]	VimpelCom Holdings BV, 7.504%, 3/1/2022	2,000,000	2,070,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[b]	WCP Wireless Site Fund, 6.829%, 11/15/2040	2,500,000	2,665,125

			24,452,061

	TRANSPORTATION — 2.13%
	Airlines — 1.76%
[b,c]	Air Canada, 9.25%, 8/1/2015	2,000,000	2,095,000
	Continental Airlines, 7.02%, 11/1/2013	523,186	532,342
[b]	JetBlue Pass-Through Trust, 3.159%, 1/2/2014	5,000,000	4,975,000
	US Airways, 7.076%, 9/20/2022	929,257	985,012
	US Airways, 6.25%, 10/22/2024	1,741,767	1,841,919
	US Airways, 5.90%, 4/1/2026	1,996,397	2,096,216
	Marine — 0.07%
[b]	Windsor Petroleum Transport Corp., 7.84%, 1/15/2021	851,527	527,903
	Road & Rail — 0.30%
[b]	J.B. Poindexter & Co., Inc., 9.00%, 4/1/2022	2,000,000	2,100,000

			15,153,392

	UTILITIES — 4.63%
	Electric Utilities — 2.03%
	Alabama Power Capital Trust V, 3.384%, 10/1/2042	700,000	651,000
[b,c]	Dubai Electricity and Water Authority, 6.375%, 10/21/2016	1,000,000	1,092,500
[b]	Duquesne Light Holdings, 6.40%, 9/15/2020	2,000,000	2,327,710
[b,c]	Enel Finance International S.A., 6.25%, 9/15/2017	1,500,000	1,645,620
	Metropolitan Edison Co., 7.70%, 1/15/2019	250,000	306,453
	PNM Resources, Inc., 9.25%, 5/15/2015	3,070,000	3,469,100
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,650,495
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,240,010
	Gas Utilities — 0.49%
[b]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,329,401
[b]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,180,930
	Independent Power Producers & Energy Traders — 0.93%
[b,c]	Inkia Energy Ltd., 8.375%, 4/4/2021	2,000,000	2,120,000
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,575,000
[b]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,913,964	1,893,618
	Multi-Utilities — 1.18%
	Black Hills Corp., 9.00%, 5/15/2014	500,000	532,171
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,580,346
[b]	Enogex, LLC, 6.875%, 7/15/2014	1,000,000	1,041,979
	Sempra Energy, 9.80%, 2/15/2019	250,000	337,062
[b,c]	Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013	1,000,000	1,003,840
[b]	Topaz Solar Farms, LLC, 4.875%, 9/30/2039	3,000,000	2,866,677

			32,843,912

	TOTAL CORPORATE BONDS (Cost $321,458,896)		330,318,344

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	CONVERTIBLE BONDS — 2.40%
	HEALTH CARE EQUIPMENT & SERVICES — 0.42%
	Health Care Equipment & Supplies — 0.42%
	Hologic, Inc., 2.00%, 12/15/2037	3,000,000	3,009,375

			3,009,375

	MATERIALS — 0.07%
	Metals & Mining — 0.07%
[b,c]	Jaguar Mining, Inc., 4.50%, 11/1/2014	2,000,000	500,000

			500,000

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.92%
	Pharmaceuticals — 0.92%
[b]	Pacira Pharmaceuticals, Inc., 3.25%, 2/1/2019	4,700,000	6,512,438

			6,512,438

	REAL ESTATE — 0.66%
	Real Estate Investment Trusts — 0.66%
[b,g]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,000,000	4,678,125

			4,678,125

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.28%
	Semiconductors & Semiconductor Equipment — 0.28%
[c]	Trina Solar Ltd., 4.00%, 7/15/2013	2,000,000	1,977,500

			1,977,500

	TELECOMMUNICATION SERVICES — 0.05%
	Diversified Telecommunication Services — 0.05%
[b]	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	429,000	337,569

			337,569

	TOTAL CONVERTIBLE BONDS (Cost $16,859,115)		17,015,007

	WARRANTS — 0.02%
[e]	Green Field Energy Services	2,000	120,000

	TOTAL WARRANTS (Cost $78,418)		120,000

	MUNICIPAL BONDS — 1.62%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,140,402
	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165%, 11/1/2020	1,885,000	2,060,776
[b]	Midwest Family Housing, 5.168%, 7/1/2016	505,000	527,219
	Oakland California Redevelopment Agency, 8.00%, 9/1/2016	1,000,000	1,071,890

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	State of Ohio (Republic Services, Inc.), 4.25%, 4/1/2033	900,000	912,600
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	1,355,000	1,326,708
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,134,400
	San Marcos California Redevelopment Agency, 6.125%, 10/1/2018	1,000,000	1,044,070
	Wisconsin State Health & Educational Facilities (Richland Hospital), 7.08%, 6/1/2016	265,000	260,522

	TOTAL MUNICIPAL BONDS (Cost $10,625,665)		11,478,587

	U.S. TREASURY SECURITIES — 0.29%
	U.S. Treasury, 2.25%, 1/31/2015	2,000,000	2,062,281

	TOTAL U.S. TREASURY SECURITIES (Cost $1,997,225)		2,062,281

	OTHER GOVERNMENT — 0.24%
[b,c]	Republic of Iceland, 4.875%, 6/16/2016	1,250,000	1,306,250
[b,c]	Republic of Iceland, 5.875%, 5/11/2022	400,000	424,000

	TOTAL OTHER GOVERNMENT (Cost $1,658,148)		1,730,250

	MORTGAGE BACKED — 0.15%
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	6,028	6,689
[a]	Reilly 1997 A Mtg, 6.896%, 7/1/2020	1,042,704	1,075,207

	TOTAL MORTGAGE BACKED (Cost $1,080,326)		1,081,896

	FOREIGN BONDS — 10.74%
	BANKS — 1.21%
	Commercial Banks — 1.21%
[b]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	13,000,000	5,359,984
	LBG Capital No.2 plc (GBP), 16.125%, 12/10/2024	1,050,000	2,227,811
	Royal Bank of Scotland Group plc (CAD), 5.875%, 5/12/2016	1,000,000	1,021,241

			8,609,036

	CONSUMER SERVICES — 0.44%
	Hotels, Restaurants & Leisure — 0.44%
[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	7,000,000	3,144,957

			3,144,957

	DIVERSIFIED FINANCIALS — 2.21%
	Capital Markets — 0.13%
	Morgan Stanley (BRL), 10.09%, 5/3/2017	2,000,000	887,355
	Consumer Finance — 0.65%
[b]	Cash Store Financial (CAD), 11.50%, 1/31/2017	1,750,000	1,318,698
[b]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	2,000,000	3,327,077

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Diversified Financial Services — 1.43%
	General Electric Capital Corp. (MXN), 8.50%, 4/6/2018	60,000,000	5,176,018
	KFW (BRL), 5.375%, 9/14/2015	12,000,000	5,001,457

			15,710,605

	FOOD & STAPLES RETAILING — 0.82%
	Food & Staples Retailing — 0.82%
[b]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	3,000,000	4,585,663
	Wesfarmers Ltd. (AUD), 5.371%, 9/11/2014	1,300,000	1,213,886

			5,799,549

	FOOD, BEVERAGE & TOBACCO — 0.25%
	Beverages — 0.25%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	901,248
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	2,000,000	905,282

			1,806,530

	INSURANCE — 0.25%
	Insurance — 0.25%
	ELM BV (AUD), 7.635%, 12/31/2049	1,000,000	933,134
	ELM BV (AUD), 3.96%, 12/31/2049	1,000,000	840,988

			1,774,122

	MATERIALS — 0.28%
	Construction Materials — 0.28%
	CEMEX Finance, LLC (EUR), 9.625%, 12/14/2017	1,500,000	2,010,072

			2,010,072

	MEDIA — 0.20%
	Media — 0.20%
	CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017	1,000,000	1,420,099

			1,420,099

	MISCELLANEOUS — 3.01%
	Miscellaneous — 3.01%
	BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015	5,000,000	851,181
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	7,120,000	3,398,301
	International Bank for Reconstruction and Development (BRL), 9.00%, 4/28/2014	1,000,000	449,280
	International Finance Corp. (KRW), 1.75%, 8/23/2013	1,450,000,000	1,270,421
	Kommunalbanken AS (NOK), 4.00%, 1/26/2015	5,000,000	851,153
	Mexican Bonos (MXN), 5.00%, 6/15/2017	130,000,000	10,046,844
	Norwegian Government (NOK), 4.25%, 5/19/2017	25,000,000	4,507,560

			21,374,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	SOFTWARE & SERVICES — 0.43%
	Internet Software & Services — 0.43%
	EAccess Ltd. (EUR), 8.375%, 4/1/2018	2,100,000	3,015,011

			3,015,011

	TELECOMMUNICATION SERVICES — 0.36%
	Wireless Telecommunication Services — 0.36%
	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	34,500,000	2,578,552

			2,578,552

	TRANSPORTATION — 0.88%
	Airlines — 0.88%
[a]	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	4,749,686	6,228,794

			6,228,794

	UTILITIES — 0.40%
	Independent Power Producers & Energy Traders — 0.40%
[b]	Algonquin Power Co. (CAD), 4.82%, 2/15/2021	3,000,000	2,809,899

			2,809,899

	TOTAL FOREIGN BONDS (Cost $79,859,554)		76,281,966

	OTHER SECURITIES — 8.38%
	Loan Participations — 8.38%
	Affinion Group, Inc., 1.095%, 4/9/2015	10,000,000	9,025,000
	Alcatel-Lucent U.S.A., Inc., 6.25%, 8/1/2016	2,000,000	2,015,320
[b]	Alvogen Pharma US, Inc., 7.00%, 5/15/2018	10,000,000	9,925,000
	Baker & Taylor Acquisitions Corp., 12.00%, 9/19/2016	5,000,000	4,750,000
	BBTS, 7.75%, 5/31/2019	5,000,000	4,960,400
	Insight Global, Inc., 6.00%, 10/26/2019	15,000	14,783
	Ion Trading Technologies Ltd., 8.25%, 5/22/2020	2,000,000	1,986,660
[c]	Mood Media Corp., 7.00%, 5/6/2018	4,987,310	4,971,749
	North American Breweries, 7.50%, 11/20/2018	3,990,000	3,985,013
[a,b]	Private Restaurants Properties, Inc., 9.00%, 3/1/2017	2,965,382	2,965,382
	School Specialty, Inc., 9.50%, 5/29/2019	5,000,000	4,937,500
	Sorenson Communications, Inc., 9.50%, 9/13/2014	2,500,000	2,492,200
	SourceHOV, LLC, 8.75%, 4/30/2019	1,500,000	1,509,000
[a]	Synergy Aerospace Corp., 7.50%, 3/3/2015	4,000,000	3,990,000
	YP Holdings, LLC, 8.00%, 5/8/2018	2,000,000	1,971,660

	TOTAL OTHER SECURITIES (Cost $59,484,376)		59,499,667

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 3.87%
Bank of New York Tri-Party Repurchase Agreement 0.23%, dated 06/28/2013, due 7/1/2013, repurchase price $19,000,364 collateralized by 1 corporate debt security and 21 U.S. Government debt securities having an average coupon of 2.68%, a minimum credit rating of BBB-, maturity dates from 03/13/2015 to 11/01/2042, and having an aggregate market value of $19,863,697 at 06/28/2013	19,000,000	19,000,000
Hasbro, Inc., 0.25%, 7/1/2013	8,500,000	8,500,000

TOTAL SHORT TERM INVESTMENTS (Cost $27,500,000)		27,500,000

TOTAL INVESTMENTS — 98.23% (Cost $692,041,761)		$697,584,675

OTHER ASSETS LESS LIABILITIES — 1.77%		12,569,188

NET ASSETS — 100.00%		$710,153,863

Other current investments not included in the Schedule of Investments with an associated market value consist of an open Line of Credit commitment with a current depreciation for mark-to-market of $80,310 at June 30, 2013.

Footnote Legend

a  Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

b  Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the aggregate value of these securities in the Fund’s portfolio was $307,339,343, representing 43.28% of the Fund’s net assets.

c  Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d  Bond in default.

e  Non-income producing.

f  When-issued security.

g  Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

GBP	Denominated in Great Britain Pounds

KRW	Denominated in Korean Won

Mtg	Mortgage

MXN	Denominated in Mexican Pesos

NOK	Denominated in Norwegian Krone

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013

Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	11,165,300	08/13/2013	14,535,822	$461,520	$—
Euro	Sell	2,395,000	08/13/2013	3,117,990	19,771	—
Great Britain Pound	Sell	2,961,600	12/11/2013	4,499,969	87,846	—

Total					$569,137	$—

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $12,495,181. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013

	Total	Level 1	Level 2	Level 3 (b)

Assets
Investments in Securities*
Common Stock	$44,276,849	$44,276,849	$-	$-
Preferred Stock (a)	36,142,041	15,408,210	15,933,831	4,800,000
Asset Backed Securities	90,077,787	-	62,028,449	28,049,338
Corporate Bonds	330,318,344	-	329,801,914	516,430
Convertible Bonds	17,015,007	-	17,015,007	-
Warrants	120,000	120,000	-	-
Municipal Bonds	11,478,587	-	11,478,587	-
U.S. Treasury Securities	2,062,281	2,062,281	-	-
Other Government	1,730,250	-	1,730,250	-
Mortgage Backed	1,081,896	-	6,689	1,075,207
Foreign Bonds	76,281,966	-	70,053,172	6,228,794
Other Securities	59,499,667	-	52,544,285	6,955,382
Short Term Investments	27,500,000	-	27,500,000	-

Total Investments in Securities	$697,584,675	$61,867,340	$588,092,184	$47,625,151

Other Financial Instruments**
Forward Currency Contracts	$569,137	$-	$569,137	$-

Liabilities
Other Financial Instruments**
Spot Currency	$(117)	$(117)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2013, industry classifications for Preferred Stock in Level 2 and Level 3 consist of $13,070,312 in Banks, $5,954,300 in Energy, $506,406 in Food, Beverage & Tobacco, and $1,202,813 in Miscellaneous.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2013.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 is as follows:

	Preferred Stock	Asset Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage Backed	Municipal Bonds/ Other Securities(c)	Total

Beginning Balance 9/30/2012	$–	$6,036,184	$7,619,835	$3,546,314	$–	$3,648,138	$20,850,471
Accrued Discounts (Premiums)	–	8,431	10,406	45,126	(1,034)	–	62,929
Net Realized Gain(Loss)	–	19,938	(1,202,987)	–	(1,201)	–	(1,184,250)
Gross Purchases	4,842,350	25,601,897	376,728	3,500,974	1,115,697	4,000,000	39,437,646

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	June 30, 2013 (Unaudited)

Gross Sales	–	(131,099)	(6,802,139)	–	(39,184)	(23,304)	(6,995,726)
Change in Unrealized Appreciation (Depreciation)	(42,350)	(493,518)	1,548,587	436,576	929	(10,000)	1,440,224
Transfers into Level 3(a)	–	–	–	–	–	–	–
Transfers out of Level3 (a)	–	(2,992,495)	(1,034,000)	(1,300,196)	–	(659,452)	(5,986,143)

Ending Balance 6/30/2013(b)	$4,800,000	$28,049,338	$516,430	$6,228,794	$1,075,207	$6,955,382	$47,625,151

(a)

Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)

Level 3 investments represent 6.71% of total Net Assets at the period ended June 30, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

(c)

The category of Municipal Bonds was displayed separately from Other Securities at September 30, 2012 with a beginning balance of $659,452, and is reflected as a Transfer out of Level 3 during the period ended June 30, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.92%
	AUTOMOBILES & COMPONENTS — 2.05%
	Auto Components — 2.05%
	Delphi Automotive plc	384,850	$19,508,046

			19,508,046

	BANKS — 1.26%
	Commercial Banks — 1.26%
	Sterling Financial Corp.	506,929	12,054,772

			12,054,772

	COMMERCIAL & PROFESSIONAL SERVICES — 6.67%
	Commercial Services & Supplies — 3.96%
	ADT Corp.	471,800	18,801,230
	Republic Services, Inc.	555,705	18,860,628
	Professional Services — 2.71%
	Nielsen Holdings NV	769,333	25,841,895

			63,503,753

	CONSUMER DURABLES & APPAREL — 2.02%
	Household Durables — 2.02%
	Tupperware Brands Corp.	248,326	19,292,447

			19,292,447

	CONSUMER SERVICES — 5.00%
	Diversified Consumer Services — 0.88%
[a]	Bright Horizons Family Solutions, Inc.	241,600	8,385,936
	Hotels, Restaurants & Leisure — 4.12%
[a]	Life Time Fitness, Inc.	337,641	16,919,191
	Starbucks Corp.	340,700	22,312,443

			47,617,570

	DIVERSIFIED FINANCIALS — 6.43%
	Capital Markets — 2.02%
	The Blackstone Group LP	915,200	19,274,112
	Diversified Financial Services — 4.41%
	Citigroup, Inc.	390,100	18,713,097
	JPMorgan Chase & Co.	441,240	23,293,060

			61,280,269

	ENERGY — 10.39%
	Oil, Gas & Consumable Fuels — 10.39%
	Anadarko Petroleum Corp.	110,800	9,521,044
[a]	Bankers Petroleum Ltd.	4,922,420	12,215,951
	Exxon Mobil Corp.	353,900	31,974,865
	Inpex Corp.	4,587	19,147,187

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Pacific Rubiales Energy Corp.	237,100	4,163,960
	Total SA	450,300	21,982,909

			99,005,916

	FOOD & STAPLES RETAILING — 4.09%
	Food & Staples Retailing — 4.09%
	Koninklijke Ahold NV	1,266,200	18,846,578
	Walgreen Co.	454,500	20,088,900

			38,935,478

	FOOD, BEVERAGE & TOBACCO — 1.68%
	Food Products — 1.68%
	Mondelez International, Inc.	559,800	15,971,094

			15,971,094

	HEALTH CARE EQUIPMENT & SERVICES — 2.68%
	Health Care Providers & Services — 2.68%
	Community Health Systems, Inc.	215,980	10,125,142
[a]	Express Scripts Holding Co.	249,300	15,379,317

			25,504,459

	INSURANCE — 7.87%
	Insurance — 7.87%
	Hartford Financial Services Group, Inc.	818,340	25,303,073
	MetLife, Inc.	644,440	29,489,574
[a,b]	NMI Holdings, Inc.	1,689,500	20,147,288

			74,939,935

	MATERIALS — 2.83%
	Chemicals — 1.06%
	LyondellBasell Industries NV	153,000	10,137,780
	Metals & Mining — 1.00%
	Tokyo Steel Manufacturing Co., Ltd.	2,861,062	9,490,718
	Paper & Forest Products — 0.77%
	Schweitzer-Mauduit International, Inc.	147,500	7,357,300

			26,985,798

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 14.65%
	Biotechnology — 5.55%
[a]	Gilead Sciences, Inc.	792,786	40,598,571
[a]	Seattle Genetics, Inc.	389,260	12,246,120
	Life Sciences Tools & Services — 3.53%
	Thermo Fisher Scientific, Inc.	397,900	33,674,277
	Pharmaceuticals — 5.57%
	Roche Holding AG	100,400	24,979,091
[a]	Valeant Pharmaceuticals International, Inc.	215,717	18,568,919

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Zoetis, Inc.	308,950	9,543,465

			139,610,443

	REAL ESTATE — 1.11%
	Real Estate Investment Trusts — 1.11%
	Ryman Hospitality Properties, Inc.	271,400	10,587,314

			10,587,314

	RETAILING — 2.69%
	Internet & Catalog Retail — 1.58%
[a]	Amazon.com, Inc.	54,100	15,023,029
	Specialty Retail — 1.11%
[a]	AutoZone, Inc.	25,049	10,613,011

			25,636,040

	SOFTWARE & SERVICES — 10.60%
	Information Technology Services — 1.59%
	Accenture plc	136,900	9,851,324
	Amdocs Ltd.	141,448	5,246,306
	Internet Software & Services — 7.96%
[a]	Gogo, Inc.	615,559	8,599,359
[a]	Google, Inc.	44,174	38,889,465
[a]	Liquidity Services, Inc.	340,922	11,819,766
[a]	VeriSign, Inc.	369,600	16,506,336
	Software — 1.05%
	Activision Blizzard, Inc.	704,000	10,039,040

			100,951,596

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.68%
	Computers & Peripherals — 3.72%
	Apple, Inc.	89,600	35,488,768
	Electronic Equipment, Instruments & Components — 0.96%
[a]	CDW Corp.	491,300	9,148,006

			44,636,774

	TELECOMMUNICATION SERVICES — 5.30%
	Diversified Telecommunication Services — 1.48%
[a]	Level 3 Communications, Inc.	668,379	14,089,429
	Wireless Telecommunication Services — 3.82%
	SoftBank Corp.	369,109	21,548,106
[a]	Sprint Nextel Corp.	2,121,400	14,892,228

			50,529,763

	UTILITIES — 1.92%
	Electric Utilities — 1.92%
	Exelon Corp.	591,300	18,259,344

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

		18,259,344

TOTAL COMMON STOCK (Cost $718,873,683)		894,810,811

CONVERTIBLE BONDS — 1.73%

TELECOMMUNICATION SERVICES — 1.73%
Diversified Telecommunication Services — 1.73%
Level 3 Communications, Inc., 6.50%, 10/1/2016	$12,049,000	16,439,354

		16,439,354

TOTAL CONVERTIBLE BONDS (Cost $12,049,000)		16,439,354

SHORT TERM INVESTMENTS — 2.57%
Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013 due 7/1/2013, repurchase price $21,000,403 collateralized by 13 corporate debt securities and 1 U.S. Government debt security, having an average coupon of 3.58%, a minimum credit rating of BBB-, maturity dates from 2/15/2016 to 4/15/2043, and having an aggregate market value of $22,360,533 at 6/28/2013	21,000,000	21,000,000
Kroger Co., 0.28%, 7/1/2013	3,500,000	3,500,000

TOTAL SHORT TERM INVESTMENTS (Cost $24,500,000)		24,500,000

TOTAL INVESTMENTS — 98.22% (Cost $755,422,683)		$935,750,165

OTHER ASSETS LESS LIABILITIES — 1.78%		16,976,638

NET ASSETS — 100.00%		$952,726,803

Footnote Legend

a    Non-income producing.

b    Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013

Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	10,609,600	11/25/2013	9,604,272	$638,660	$—
Australian Dollar	Buy	1,523,500	11/25/2013	1,379,139	—	(68,902)
Australian Dollar	Buy	9,086,100	11/25/2013	8,225,134	—	(200,952)
Euro	Sell	33,796,900	11/29/2013	44,023,263	—	(289,736)
Japanese Yen	Sell	8,012,616,700	08/27/2013	80,807,311	4,560,436	—
Japanese Yen	Buy	1,574,627,600	08/27/2013	15,880,133	356,007	—
Japanese Yen	Buy	1,633,439,200	08/27/2013	16,473,249	325,844	—
Japanese Yen	Buy	611,709,500	08/27/2013	6,169,096	12,661	—
Japanese Yen	Buy	363,899,200	08/27/2013	3,669,927	6,905	—

Total					$5,900,513	$(559,590)

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $239,626,313. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	June 30, 2013 (Unaudited)

	Fair Value Measurements at June 30, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$894,810,811	$874,663,523	$-	$20,147,288
Convertible Bonds	16,439,354	-	16,439,354	-
Short Term Investments	24,500,000	-	24,500,000	-

Total Investments in Securities	$935,750,165	$874,663,523	$40,939,354	$20,147,288

Other Financial Instruments**
Forward Currency Contracts	$5,900,513	$-	$5,900,513	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(559,590)	$-	$(559,590)	$-
Spot Currency	$(4,299)	$(4,299)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 is as follows:

	Common Stock	Total

Beginning Balance 9/30/2012	$28,708,875	$28,708,875
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	1,097,200	1,097,200
Gross Purchases	–	–
Gross Sales	(13,647,200)	(13,647,200)
Change in Unrealized Appreciation (Depreciation)	3,988,413	3,988,413
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	–	–

Ending Balance 6/30/2013(b)	$20,147,288	$20,147,288

(a)

Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)

Level 3 investments represent 2.11% of total Net Assets at the period ended June 30, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 96.18%

	AUTOMOBILES & COMPONENTS — 5.54%
	Auto Components — 2.56%
	Bridgestone Corp.	11,646,670	$396,912,126
	Compagnie Generale des Establissements Michelin	3,346,099	299,219,272
	Automobiles — 2.98%
	Toyota Motor Corp.	13,412,768	810,067,355

			1,506,198,753

	BANKS — 12.25%
	Commercial Banks — 12.25%
	China Merchants Bank Co. Ltd.	21,510,160	35,887,013
	HSBC Holdings plc	54,309,547	569,280,261
	Industrial and Commercial Bank of China Ltd.	798,834,688	503,645,751
	Itau Unibanco Holding SA ADR	25,622,486	331,042,519
	Mitsubishi UFJ Financial Group, Inc.	142,967,534	882,195,310
[a]	Royal Bank of Scotland Group plc	33,542,823	139,531,336
	Standard Chartered plc	23,401,106	507,896,440
	Sumitomo Mitsui Trust Holdings, Inc.	78,160,996	364,877,406

			3,334,356,036

	CAPITAL GOODS — 6.91%
	Aerospace & Defense — 2.39%
	Embraer S.A.	6,481,245	239,093,128
	Rolls Royce Holdings plc	23,775,882	410,076,142
	Industrial Conglomerates — 0.50%
	Siemens AG	1,344,097	135,852,023
	Machinery — 4.02%
	Fanuc Ltd.	2,015,122	292,170,340
	Komatsu Ltd.	21,580,177	498,924,641
	Kubota Corp.	20,803,902	303,731,096

			1,879,847,370

	CONSUMER DURABLES & APPAREL — 7.63%
	Textiles, Apparel & Luxury Goods — 7.63%
	adidas AG	5,328,374	576,632,027
	Burberry Group plc	13,698,848	281,484,320
[a,b]	Lululemon Athletica, Inc.	6,333,152	414,948,119
	LVMH Moet Hennessy Louis Vuitton SA	4,085,056	662,005,206
	Swatch Group AG	255,065	139,609,978

			2,074,679,650

	CONSUMER SERVICES — 2.96%
	Hotels, Restaurants & Leisure — 2.96%
[b]	Carnival plc	10,379,403	361,511,959
	Yum! Brands, Inc.	6,411,860	444,598,372

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			806,110,331

	DIVERSIFIED FINANCIALS — 5.14%
	Capital Markets — 2.98%
	Deutsche Bank AG	12,622,485	528,308,279
	Julius Baer Group Ltd.	7,220,696	282,008,867
	Diversified Financial Services — 2.16%
	Hong Kong Exchanges and Clearing Ltd.	30,228,994	456,394,066
[a]	ING Groep N.V.	4,776,401	43,705,131
	Japan Exchange Group, Inc.	882,953	89,203,358

			1,399,619,701

	ENERGY — 5.66%
	Energy Equipment & Services — 2.65%
	Saipem S.p.A.	9,952,466	161,803,228
	Schlumberger Ltd.	7,805,926	559,372,657
	Oil, Gas & Consumable Fuels — 3.01%
	Cenovus Energy, Inc.	7,442,913	212,310,916
	CNOOC Ltd.	250,006,302	424,195,684
	Tullow Oil plc	11,910,810	181,338,569

			1,539,021,054

	FOOD & STAPLES RETAILING — 1.36%
	Food & Staples Retailing — 1.36%
	Wal-Mart de Mexico SAB de C.V.	131,564,100	368,776,890

			368,776,890

	FOOD, BEVERAGE & TOBACCO — 3.92%
	Beverages — 1.29%
	SABMiller plc	7,331,892	351,549,080
	Food Products — 1.04%
	Nestle SA	4,295,763	281,745,295
	Tobacco — 1.59%
	British American Tobacco plc	8,474,927	434,068,611

			1,067,362,986

	HEALTH CARE EQUIPMENT & SERVICES — 2.92%
	Health Care Providers & Services — 2.92%
	Fresenius Medical Care AG & Co.	8,353,859	592,948,094
	Sinopharm Group Co. H	79,856,278	200,566,048

			793,514,142

	HOUSEHOLD & PERSONAL PRODUCTS — 3.28%
	Household Products — 2.43%
	Reckitt Benckiser plc	9,356,786	661,466,155

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Personal Products — 0.85%
	Natura Cosmeticos SA	10,840,700	231,743,738

			893,209,893

	INSURANCE — 2.73%
	Insurance — 2.73%
	AIA Group Ltd.	120,843,705	511,821,831
	Allianz SE	1,589,980	232,312,217

			744,134,048

	MATERIALS — 5.81%
	Chemicals — 4.80%
	Air Liquide SA	4,338,844	535,792,926
	Potash Corp. of Saskatchewan, Inc.	10,109,500	385,475,235
	Syngenta AG	984,374	385,183,030
	Metals & Mining — 1.01%
	Teck Resources Ltd.	12,817,500	273,851,122

			1,580,302,313

	MEDIA — 5.13%
	Media — 5.13%
[a]	Liberty Global plc	3,836,700	284,222,736
	Pearson plc	16,108,031	286,889,176
	Publicis Groupe	7,276,002	518,052,979
	WPP plc	17,976,694	306,773,255

			1,395,938,146

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.85%
	Pharmaceuticals — 6.85%
	Novartis AG	7,988,796	567,517,031
	Novo Nordisk A/S	4,294,949	669,340,755
	Roche Holding AG	2,524,074	627,978,815

			1,864,836,601

	RETAILING — 3.38%
	Specialty Retail — 3.38%
	Hennes & Mauritz AB	12,517,546	411,396,659
	Kingfisher plc	97,639,892	509,373,353

			920,770,012

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.88%
	Semiconductors & Semiconductor Equipment — 3.88%
	ARM Holdings plc	11,453,607	138,491,850
	ASML Holding N.V.	6,257,013	493,715,803
	Samsung Electronics Co. Ltd.	360,178	423,237,929

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			1,055,445,582

	SOFTWARE & SERVICES — 7.28%
	Information Technology Services — 1.87%
	Accenture plc	4,828,449	347,455,190
	Amadeus IT Holding SA	5,069,913	162,044,571
	Internet Software & Services — 3.50%
[a]	Baidu, Inc. ADR	4,186,044	395,706,739
	MercadoLibre, Inc.	1,640,671	176,798,707
[a]	SINA Corp.	2,414,300	134,548,939
[a]	Yandex NV	8,863,652	244,902,705
	Software — 1.91%
	SAP AG	7,081,368	518,574,230

			1,980,031,081

	TELECOMMUNICATION SERVICES — 2.44%
	Wireless Telecommunication Services — 2.44%
	KDDI Corp.	5,714,531	297,307,723
	SoftBank Corp.	6,270,862	366,084,805

			663,392,528

	TRANSPORTATION — 1.11%
	Road & Rail — 1.11%
	Canadian National Railway Co.	3,090,000	300,861,462

			300,861,462

	TOTAL COMMON STOCK (Cost $21,295,719,856)		26,168,408,579

	SHORT TERM INVESTMENTS — 2.96%
	AT&T, Inc., 0.51%, 7/22/2013	$50,000,000	49,985,125
	Avery Dennison Corp., 0.25%, 7/1/2013	49,950,000	49,950,000
	Bacardi-Martini B.V., 0.26%, 7/3/2013	65,875,000	65,874,049
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013 due 7/1/2013, repurchase price $50,000,958 collateralized by 19 corporate debt securities and 8 U.S. Government debt securities, having an average coupon of 3.9212%, a minimum credit rating of BBB-, maturity dates from 1/15/2015 to 4/15/2043, and having an aggregate market value of $52,993,109 at 6/28/2013	50,000,000	50,000,000
	Consolidated Edison, Inc., 0.30%, 7/1/2013	15,600,000	15,600,000
	Consolidated Edison, Inc., 0.27%, 7/2/2013	11,340,000	11,339,915
	Consolidated Edison, Inc., 0.30%, 7/2/2013	50,000,000	49,999,584
	Delmarva Power & Light Co., 0.30%, 7/1/2013	7,200,000	7,200,000
	Hitachi America Ltd., 0.324%, 7/2/2013	58,500,000	58,499,480
	Leggett & Platt, Inc., 0.24%, 7/2/2013	10,000,000	9,999,933
	Nextera Energy Cap Holdings, Inc., 0.26%, 7/3/2013	6,000,000	5,999,913
	Northeast Utilities, 0.25%, 7/3/2013	10,500,000	10,499,854
	Oglethorpe Power Corp., 0.25%, 7/3/2013	50,000,000	49,999,306
	Oneok, Inc., 0.30%, 7/1/2013	30,000,000	30,000,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Oneok, Inc., 0.30%, 7/2/2013	20,000,000	19,999,833
Pacific Gas & Electric Co., 0.30%, 7/1/2013	13,000,000	13,000,000
Southern California Edison, 0.25%, 7/2/2013	47,200,000	47,199,672
Southwestern Public Service Co., 0.24%, 7/1/2013	23,000,000	23,000,000
Spectra Energy Capital LLC, 0.30%, 7/1/2013	23,500,000	23,500,000
Spectra Energy Capital LLC, 0.33%, 7/1/2013	11,626,000	11,626,000
Spectra Energy Capital LLC, 0.30%, 7/2/2013	86,374,000	86,373,280
Tyco Electronics Group S.A., 0.25%, 7/1/2013	45,000,000	45,000,000
Tyco Electronics Group S.A., 0.254%, 7/1/2013	40,000,000	40,000,000
Volkswagen Credit, Inc., 0.27%, 7/3/2013	30,000,000	29,999,550

TOTAL SHORT TERM INVESTMENTS (Cost $804,645,494)		804,645,494

TOTAL INVESTMENTS — 99.14% (Cost $22,100,365,350)		$26,973,054,073

OTHER ASSETS LESS LIABILITIES — 0.86%		234,192,189

NET ASSETS — 100.00%		$27,207,246,262

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2012	Gross Additions	Gross Reductions	Shares/Principal June 30, 2013	Market Value June 30, 2013	Investment Income

Carnival plc	10,740,103	1,433,500	1,794,200	10,379,403	$361,511,959	$14,362,202
Lululemon Athletica, Inc.*	—	6,333,152	—	6,333,152	414,948,119	—

Total non-controlled affiliated issuers - 2.85% of net assets					$776,460,078	$14,362,202

*Issuers not affiliated at September 30, 2012

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	1,837,123,500	10/29/2013	2,392,609,408	$—	$(729,725)
Euro	Buy	537,130,900	10/29/2013	699,541,672	—	(9,514,087)
Japanese Yen	Sell	95,175,782,900	07/08/2013	959,648,118	126,642,453	—
Japanese Yen	Sell	61,689,871,200	07/08/2013	622,012,943	11,500,287	—
Japanese Yen	Sell	32,490,299,000	07/08/2013	327,596,510	11,073,413	—
Japanese Yen	Sell	82,528,368,900	07/08/2013	832,125,478	3,444,072	—
Japanese Yen	Buy	49,701,294,100	07/08/2013	501,133,291	88,947	—
Japanese Yen	Sell	31,476,871,800	07/08/2013	317,378,222	—	(1,154,559)
Japanese Yen	Sell	25,042,809,700	07/08/2013	252,504,203	—	(6,204,338)
Japanese Yen	Sell	62,421,153,500	07/08/2013	629,386,391	—	(18,625,042)

Total					$152,749,172	$(36,227,751)

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $3,302,636,094. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013

	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*
Common Stock	$26,168,408,579	$26,168,408,579	$-	$-
Short Term Investments	804,645,494	-	804,645,494	-
Total Investments in Securities	$26,973,054,073	$26,168,408,579	$804,645,494	$-

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	June 30, 2013 (Unaudited)

Other Financial Instruments**
Forward Currency Contracts	$152,749,172	$-	$152,749,172	$-
Spot Currency	$94,486	$94,486	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(36,227,751)	$-	$(36,227,751)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.59%
	AUTOMOBILES & COMPONENTS — 1.79%
	Auto Components — 1.79%
	Delphi Automotive plc	255,800	$12,966,502

			12,966,502

	BANKS — 2.12%
	Commercial Banks — 2.12%
[a]	SVB Financial Group	184,230	15,350,043

			15,350,043

	COMMERCIAL & PROFESSIONAL SERVICES — 4.22%
	Commercial Services & Supplies — 1.95%
[a]	Stericycle, Inc.	127,761	14,108,647
	Professional Services — 2.27%
	Nielsen Holdings N.V.	489,481	16,441,667

			30,550,314

	CONSUMER SERVICES — 1.67%
	Hotels, Restaurants & Leisure — 1.67%
[a]	BJ’s Restaurants, Inc.	325,600	12,079,760

			12,079,760

	DIVERSIFIED FINANCIALS — 10.78%
	Capital Markets — 7.28%
[a]	Affiliated Managers Group, Inc.	99,287	16,277,111
	Charles Schwab Corp.	732,035	15,541,103
[a]	Virtus Investment Partners, Inc.	39,000	6,874,530
[a]	WisdomTree Investments, Inc.	1,211,119	14,012,647
	Consumer Finance — 3.50%
	Capital One Financial Corp.	225,000	14,132,250
[a]	Portfolio Recovery Associates, Inc.	73,191	11,244,333

			78,081,974

	ENERGY — 2.72%
	Oil, Gas & Consumable Fuels — 2.72%
[a]	Continental Resources, Inc.	125,100	10,766,106
[a]	Sanchez Energy Corp.	388,000	8,908,480

			19,674,586

	FOOD, BEVERAGE & TOBACCO — 2.16%
	Beverages — 2.16%
[a]	Monster Beverage Corp.	258,100	15,684,737

			15,684,737

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	HEALTH CARE EQUIPMENT & SERVICES — 7.26%
	Health Care Equipment & Supplies — 3.79%
[a]	Endologix, Inc.	754,456	10,019,176
[a]	Intuitive Surgical, Inc.	34,400	17,426,352
	Health Care Providers & Services — 2.21%
[a]	Express Scripts Holding Co.	259,000	15,977,710
	Health Care Technology — 1.26%
[a]	HMS Holdings Corp.	392,200	9,138,260

			52,561,498

	MATERIALS — 1.69%
	Metals & Mining — 1.69%
	Allegheny Technologies, Inc.	465,773	12,254,488

			12,254,488

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 8.68%
	Biotechnology — 5.37%
[a]	Alexion Pharmaceuticals, Inc.	174,500	16,095,880
[a]	Gilead Sciences, Inc.	445,758	22,827,267
	Pharmaceuticals — 3.31%
[a]	Valeant Pharmaceuticals International, Inc.	278,300	23,956,064

			62,879,211

	RETAILING — 9.40%
	Distributors — 1.76%
[a]	LKQ Corp.	496,805	12,792,729
	Internet & Catalog Retail — 5.17%
[a]	Amazon.com, Inc.	77,800	21,604,282
[a]	priceline.com, Inc.	19,132	15,824,651
	Multiline Retail — 2.47%
[a]	Dollar Tree, Inc.	351,500	17,870,260

			68,091,922

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.05%
	Semiconductors & Semiconductor Equipment — 2.05%
[a]	ON Semiconductor Corp.	1,836,922	14,842,330

			14,842,330

	SOFTWARE & SERVICES — 29.81%
	Information Technology Services — 3.72%
	Visa, Inc.	147,306	26,920,171
	Internet Software & Services — 10.96%
[a]	CoStar Group, Inc.	90,030	11,620,172
[a]	eBay, Inc.	318,400	16,467,648
[a]	Google, Inc.	21,002	18,489,531
[a]	LinkedIn Corp.	86,000	15,333,800
[a]	VeriSign, Inc.	391,827	17,498,994

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Software — 15.13%
[a]	CommVault Systems, Inc.	135,819	10,307,304
[a]	Ellie Mae, Inc.	336,311	7,762,058
[a]	Fortinet, Inc.	418,300	7,320,250
[a]	Guidewire Software, Inc.	273,602	11,504,964
[a]	Imperva, Inc.	178,462	8,037,928
	Intuit, Inc.	244,400	14,915,732
[a]	SolarWinds, Inc.	263,300	10,218,673
	Solera Holdings, Inc.	261,177	14,534,500
[a]	Splunk, Inc.	192,900	8,942,844
[a]	Tableau Software, Inc.	74,900	4,150,958
[a]	Workday, Inc.	185,100	11,863,059

			215,888,586

	TECHNOLOGY HARDWARE & EQUIPMENT — 9.24%
	Communications Equipment — 4.82%
[a]	F5 Networks, Inc.	154,300	10,615,840
[a]	Palo Alto Networks, Inc.	125,000	5,270,000
	Qualcomm, Inc.	311,144	19,004,676
	Computers & Peripherals — 4.42%
	Apple, Inc.	36,261	14,362,257
	EMC Corp.	298,744	7,056,333
[a]	Stratasys Ltd.	126,500	10,593,110

			66,902,216

	TOTAL COMMON STOCK (Cost $501,900,959)		677,808,167

	SHORT TERM INVESTMENTS — 7.52%
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013, due 7/1/2013, repurchase price $20,000,383 collateralized by 10 U.S. Government debt securities having an average coupon of 2.649%, a minimum credit rating of BBB-, maturity dates from 1/1/2020 to 2/1/2043, and having an aggregate market value of $20,370,205 at 6/28/2013	$20,000,000	20,000,000
	Kroger Co., 0.28%, 7/1/2013	34,500,000	34,500,000

	TOTAL SHORT TERM INVESTMENTS (Cost $54,500,000)		54,500,000

	TOTAL INVESTMENTS — 101.11% (Cost $556,400,959)		$732,308,167

	LIABILITIES NET OF OTHER ASSETS — (1.11)%		(8,059,348)

	NET ASSETS — 100.00%		$724,248,819

Footnote Legend

a	Non-income producing.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2013 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended June 30, 2013, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	June 30, 2013 (Unaudited)

price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*
Common Stock	$677,808,167	$677,808,167	$-	$-
Short Term Investments	54,500,000	-	54,500,000	-

Total Investments in Securities	$732,308,167	$677,808,167	$54,500,000	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.92%
	AUTOMOBILES & COMPONENTS — 3.82%
	Auto Components — 3.82%
	Delphi Automotive plc	387,200	$19,627,168
	Nokian Renkaat OYJ	557,700	22,728,865

			42,356,033

	BANKS — 1.49%
	Commercial Banks — 1.49%
	Credicorp Ltd.	129,200	16,532,432

			16,532,432

	COMMERCIAL & PROFESSIONAL SERVICES — 2.90%
	Commercial Services & Supplies — 1.33%
	Multiplus SA	1,009,100	14,724,851
	Professional Services — 1.57%
	Intertek Group plc	393,400	17,489,524

			32,214,375

	CONSUMER DURABLES & APPAREL — 1.91%
	Textiles, Apparel & Luxury Goods — 1.91%
	Gildan Activewear, Inc.	523,342	21,200,584

			21,200,584

	CONSUMER SERVICES — 3.44%
	Hotels, Restaurants & Leisure — 3.44%
[a]	Jubilant FoodWorks Ltd.	739,703	13,045,162
	Sands China Ltd.	5,300,200	25,113,602

			38,158,764

	DIVERSIFIED FINANCIALS — 7.43%
	Capital Markets — 2.38%
	Hargreaves Lansdown plc	1,955,400	26,409,695
	Consumer Finance — 1.28%
[a]	First Cash Financial Services, Inc.	289,800	14,261,058
	Diversified Financial Services — 3.77%
	IG Group Holdings plc	2,484,647	21,918,332
	Japan Exchange Group, Inc.	197,000	19,902,602

			82,491,687

	FOOD & STAPLES RETAILING — 6.72%
	Food & Staples Retailing — 6.72%
	Jeronimo Martins SGPS SA	1,060,100	22,340,234
	Magnit OJCS GDR	440,700	25,208,040
	PriceSmart, Inc.	145,576	12,756,825
	Puregold Price Club, Inc.	16,936,600	14,231,449

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			74,536,548

	FOOD, BEVERAGE & TOBACCO — 3.61%
	Beverages — 2.27%
	Companhia de Bebidas das Americas ADR	673,600	25,158,960
	Tobacco — 1.34%
	ITC Ltd.	2,750,000	14,935,844

			40,094,804

	HEALTH CARE EQUIPMENT & SERVICES — 2.30%
	Health Care Providers & Services — 2.30%
[a]	Catamaran Corp.	523,457	25,502,825

			25,502,825

	MATERIALS — 4.10%
	Chemicals — 2.29%
	Christian Hansen Holding AS	740,100	25,341,202
	Metals & Mining — 1.81%
	BHP Billiton Ltd.	367,400	10,540,497
	Southern Copper Corp.	346,800	9,578,616

			45,460,315

	MEDIA — 6.26%
	Media — 6.26%
	Kabel Deutschland Holding AG	219,682	24,128,373
[a]	Liberty Global plc	310,100	22,972,208
	Rightmove plc	706,200	22,384,131

			69,484,712

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.24%
	Biotechnology — 2.38%
	Abcam plc	1,809,220	12,479,106
	Novozymes AS	433,900	13,887,587
	Pharmaceuticals — 4.86%
	Novo Nordisk A/S	105,400	16,425,926
[a]	Valeant Pharmaceuticals International, Inc.	436,017	37,532,343

			80,324,962

	RETAILING — 11.24%
	Internet & Catalog Retail — 6.95%
[a]	ASOS plc	273,300	16,814,075
[a]	priceline.com, Inc.	26,358	21,801,492
	Start Today Co., Ltd.	1,029,600	20,139,383
[a]	YOOX S.p.A	854,341	18,359,987
	Multiline Retail — 3.18%
	Dollarama, Inc.	329,400	23,055,181

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	PT Mitra Adiperkasa	17,372,315	12,252,514
	Specialty Retail — 1.11%
	Jin Co. Ltd.	256,200	12,270,115

			124,692,747

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.83%
	Semiconductors & Semiconductor Equipment — 4.83%
	ARM Holdings plc	1,446,100	17,485,589
	Hermes Microvision, Inc.	452,206	12,975,782
	Infineon Technologies AG	2,760,300	23,102,623

			53,563,994

	SOFTWARE & SERVICES — 17.59%
	Information Technology Services — 7.14%
[a]	InterXion Holding NV	662,190	17,303,025
	MasterCard, Inc.	55,550	31,913,475
	Wirecard AG	1,103,605	30,037,358
	Internet Software & Services — 6.50%
[a]	Baidu, Inc. ADR	179,420	16,960,573
	MercadoLibre, Inc.	149,877	16,150,745
[a]	SINA Corp.	225,000	12,539,250
	Telecity Group plc	1,713,180	26,421,396
	Software — 3.95%
	Constellation Software, Inc.	169,200	23,327,945
	Solera Holdings, Inc.	368,900	20,529,285

			195,183,052

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.98%
	Computers & Peripherals — 3.98%
	Gemalto NV	281,241	25,464,330
[a]	Stratasys Ltd.	222,600	18,640,524

			44,104,854

	TELECOMMUNICATION SERVICES — 2.59%
	Diversified Telecommunication Services — 2.59%
	Ziggo N.V.	717,337	28,711,930

			28,711,930

	TRANSPORTATION — 1.47%
	Air Freight & Logistics — 1.47%
	TNT Express N.V.	2,181,000	16,357,727

			16,357,727

	TOTAL COMMON STOCK (Cost $880,123,724)		1,030,972,345

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 7.73%
Avery Dennison Corp., 0.28%, 7/1/2013	$5,500,000	5,500,000
Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013 due 7/1/2013, repurchase price $22,000,422 collateralized by 40 U.S. Government debt securities and 2 corporate debt securities, having an average coupon of 2.77%, a minimum credit rating of BBB-, maturity dates from 1/1/2019 to 6/1/2043, and having an aggregate market value of $22,400,273 at 6/28/2013	22,000,000	22,000,000
Hasbro, Inc., 0.25%, 7/1/2013	17,000,000	17,000,000
Tyco Electronics Group S.A., 0.26%, 7/1/2013	41,221,000	41,221,000

TOTAL SHORT TERM INVESTMENTS (Cost $85,721,000)		85,721,000

TOTAL INVESTMENTS — 100.65% (Cost $965,844,724)		$1,116,693,345

LIABILITIES NET OF OTHER ASSETS — (0.65)%		(7,240,680)

NET ASSETS — 100.00%		$1,109,452,665

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

GDR	Global Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013

Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	5,750,100	09/05/2013	5,233,860	$556,145	$—
Euro	Sell	12,506,800	09/20/2013	16,285,166	—	(98,991)
Euro	Sell	62,534,300	09/20/2013	81,426,222	—	(507,463)
Japanese Yen	Sell	1,261,847,000	11/29/2013	12,735,126	—	(8,223)
Japanese Yen	Sell	3,449,088,000	11/29/2013	34,809,744	—	(784,331)

Total					$556,145	$(1,399,008)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $101,724,362. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013

	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*
Common Stock	$1,030,972,345	$1,030,972,345	$-	$-
Short Term Investments	85,721,000	-	85,721,000	-
Total Investments in Securities	$1,116,693,345	$1,030,972,345	$85,721,000	$-

Other Financial Instruments**
Forward Currency Contracts	$556,145	$-	$556,145	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(1,399,008)	$-	$(1,399,008)	$-
Spot Currency	$(26,867)	$(26,867)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	June 30, 2013 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 82.53%
	BANKS — 2.34%
	Commercial Banks — 2.34%
	Banco Santander Brasil SA	16,160,000	$100,515,200
	Banque Cantonale Vaudoise	44,400	22,046,054
	Industrial and Commercial Bank of China Ltd.	130,000,000	81,961,823
	Liechtensteinische Landesbank AG	1,150,000	43,099,889
	St. Galler Kantonalbank	78,741	29,677,408
	Standard Chartered plc	2,150,800	46,680,856

			323,981,230

	CAPITAL GOODS — 2.07%
	Construction & Engineering — 1.11%
	Vinci SA	3,047,300	152,929,039
	Industrial Conglomerates — 0.96%
	Hopewell Holdings Ltd.	24,950,340	82,995,696
	NWS Holdings Ltd.	32,931,000	50,270,826

			286,195,561

	CONSUMER SERVICES — 2.80%
	Hotels, Restaurants & Leisure — 2.80%
	McDonald’s Corp.	1,600,000	158,400,000
	Sands China Ltd.	19,754,800	93,602,917
	Wynn Resorts Ltd.	1,058,800	135,526,400

			387,529,317

	DIVERSIFIED FINANCIALS — 7.92%
	Capital Markets — 4.16%
	AllianceBernstein Holdings LP	385,165	8,019,135
	Apollo Global Management, LLC	2,750,000	66,275,000
[a]	Apollo Investment Corp.	13,316,000	103,065,840
	Ares Capital Corp.	7,300,000	125,560,000
	GAM Holding AG	2,033,682	31,219,511
[a]	Och-Ziff Capital Management Group, LLC	7,835,000	81,797,400
[a]	Solar Capital Ltd.	3,775,000	87,164,750
[a]	Solar Capital Ltd.	150,000	3,463,500
	The Blackstone Group LP	3,325,000	70,024,500
	Diversified Financial Services — 3.76%
	JPMorgan Chase & Co.	7,350,000	388,006,500
[a]	KKR Financial Holdings, LLC	12,530,000	132,191,500

			1,096,787,636

	ENERGY — 7.95%
	Oil, Gas & Consumable Fuels — 7.95%
	Canadian Oil Sands Ltd.	3,282,400	60,766,690
	Eni S.p.A.	10,918,700	224,270,407
	HollyFrontier Corp.	904,900	38,711,622

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Husky Energy, Inc.	4,180,000	111,365,979
	Linn Co., LLC	1,576,900	58,771,063
	Royal Dutch Shell plc ADR	4,075,000	259,985,000
	Total SA	7,113,900	347,288,950

			1,101,159,711

	FOOD & STAPLES RETAILING — 2.26%
	Food & Staples Retailing — 2.26%
	Koninklijke Ahold NV	3,405,600	50,690,181
	Walgreen Co.	5,935,000	262,327,000

			313,017,181

	FOOD, BEVERAGE & TOBACCO — 3.76%
	Beverages — 1.95%
	Coca Cola Co.	3,840,000	154,022,400
	Companhia de Bebidas das Americas ADR	3,120,000	116,532,000
	Food Products — 0.62%
	Nestle SA	1,299,800	85,249,706
	Tobacco — 1.19%
	British American Tobacco plc	607,200	31,099,556
	Lorillard, Inc.	1,273,000	55,604,640
	Philip Morris USA, Inc.	900,000	77,958,000

			520,466,302

	HOUSEHOLD & PERSONAL PRODUCTS — 1.03%
	Household Products — 1.03%
	Reckitt Benckiser plc	2,013,500	142,341,837

			142,341,837

	INSURANCE — 1.97%
	Insurance — 1.97%
	Gjensidige Forsikring ASA	5,100,000	75,017,903
	Scor SE	3,126,000	95,925,642
	Zurich Financial Services AG	394,800	102,404,320

			273,347,865

	MATERIALS — 3.27%
	Chemicals — 1.20%
	Israel Chemicals Ltd.	6,400,000	63,216,176
	LyondellBasell Industries NV	1,270,000	84,150,200
[b]	Yanbu National Petrochemical Company	1,215,968	18,157,487
	Metals & Mining — 2.07%
	Gold Fields Ltd. ADR	12,217,700	64,142,925
	Nucor Corp.	3,090,000	133,858,800
	Southern Copper Corp.	3,225,000	89,074,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			452,600,088

	MEDIA — 1.18%
	Media — 1.18%
	Eutelsat Communications	4,150,000	117,814,244
	SES SA	1,570,000	44,958,972

			162,773,216

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.74%
	Pharmaceuticals — 7.74%
	Merck & Co.	700,000	32,515,000
	Novartis AG	1,879,000	133,482,505
	Pfizer, Inc.	9,904,000	277,411,040
	Roche Holding AG	1,227,600	305,421,629
	Sanofi-Aventis	3,123,567	323,718,142

			1,072,548,316

	REAL ESTATE — 7.12%
	Real Estate Investment Trusts — 7.12%
	Capstead Mortgage Corp.	3,500,000	42,350,000
	Chimera Investment Corp.	47,300,000	141,900,000
	Digital Realty Trust, Inc.	1,935,000	118,035,000
[a]	Dynex Capital, Inc.	4,562,000	46,486,780
[a]	Invesco Mortgage Capital, Inc.	7,400,000	122,544,000
[a]	MFA Financial, Inc.	20,600,000	174,070,000
	Senior Housing Properties Trust	4,670,000	121,093,100
	Two Harbors Investment Corp.	8,545,000	87,586,250
	Washington REIT	4,900,000	131,859,000

			985,924,130

	RETAILING — 1.12%
	Specialty Retail — 1.12%
	Staples, Inc.	9,777,600	155,072,736

			155,072,736

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.66%
	Semiconductors & Semiconductor Equipment — 2.66%
	Intel Corp.	10,150,000	245,833,000
	Taiwan Semiconductor Manufacturing Co. Ltd.	33,100,000	122,588,502

			368,421,502

	SOFTWARE & SERVICES — 2.60%
	Software — 2.60%
	Microsoft Corp.	10,435,000	360,320,550

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			360,320,550

	TELECOMMUNICATION SERVICES — 15.64%
	Diversified Telecommunication Services — 11.26%
	AT&T, Inc.	3,830,000	135,582,000
	Singapore Telecommunications Ltd.	49,000,000	145,357,002
	Swisscom AG	447,000	195,732,571
	TDC A/S	34,973,400	283,444,389
	Telefonica Brasil ADR	12,670,000	289,129,400
	Telenor ASA	6,772,900	134,245,995
	Telstra Corp. Ltd.	58,756,000	256,317,364
	Ziggo N.V.	3,000,000	120,077,162
	Wireless Telecommunication Services — 4.38%
	China Mobile Ltd.	9,700,000	101,551,692
	Etihad Etisalat Co.	3,030,000	64,232,573
	MegaFon OAO	3,278,300	102,446,875
	Philippine Long Distance Telephone Co.	867,300	59,024,583
[b]	Turkcell Iletisim Hizmetleri AS	13,922,700	80,849,401
	VimpelCom Ltd. ADR	6,824,700	68,656,482
	Vodafone Group plc	45,397,700	129,705,939

			2,166,353,428

	TRANSPORTATION — 1.19%
	Transportation Infrastructure — 1.19%
	China Merchants Holdings International Co., Ltd.	20,720,430	64,517,168
	Jiangsu Express Co., Ltd.	36,530,000	37,678,973
	Sydney Airport	20,385,909	63,016,490

			165,212,631

	UTILITIES — 7.91%
	Electric Utilities — 2.88%
	Duke Energy Corp.	520,000	35,100,000
	EDP - Energias do Brasil SA	5,200,000	26,403,747
	Electricite de France SA	3,800,000	88,216,688
	Entergy Corp.	1,514,000	105,495,520
	Exelon Corp.	2,700,000	83,376,000
[b]	Mighty River Power Ltd.	14,800,000	25,461,754
	Terna Rete Elettrica Nazionale SpA	8,266,200	34,344,945
	Gas Utilities — 1.98%
	Enagas SA	2,879,100	71,147,786
	Snam S.p.A.	44,601,800	203,195,680
	Multi-Utilities — 3.05%
	Dominion Resources, Inc.	1,267,000	71,990,940
	GDF Suez	13,124,400	257,019,272
	Sempra Energy	1,150,000	94,024,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			1,095,776,332

	TOTAL COMMON STOCK (Cost $10,379,286,667)		11,429,829,569

	PREFERRED STOCK — 2.39%
	BANKS — 1.36%
	Commercial Banks — 1.36%
	Barclays Bank plc Pfd, 7.10%	200,000	5,002,000
	Fifth Third Bancorp Pfd, 8.50%	714,700	111,400,289
	First Niagara Financial Group Pfd, 8.625%	143,295	4,097,349
	First Tennessee Bank Pfd, 3.75%	12,000	9,243,750
	GMAC Capital Trust I Pfd, 8.125%	628,126	16,362,682
[c]	United Community Bank Pfd, 5.00%	35,000	33,600,000
	Wintrust Financial Corp. Pfd, 5.00%	7,750	8,428,667

			188,134,737

	DIVERSIFIED FINANCIALS — 0.19%
	Capital Markets — 0.02%
	Morgan Stanley Pfd, 4.00%	120,000	2,574,000
	Consumer Finance — 0.17%
	Ally Financial, Inc. Pfd, 8.50%	930,495	24,062,601

			26,636,601

	ENERGY — 0.37%
	Oil, Gas & Consumable Fuels — 0.37%
	Halcon Resources Corp. Pfd, 5.75%	26,000	26,780,000
	Sanchez Energy Corp. Pfd, 6.50%	400,000	25,077,200

			51,857,200

	INSURANCE — 0.17%
	Insurance — 0.17%
	Principal Financial Group Pfd, 5.563%	234,400	22,934,587

			22,934,587

	MISCELLANEOUS — 0.08%
	U.S. Government Agencies — 0.08%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,825,312

			10,825,312

	REAL ESTATE — 0.09%
	Real Estate Investment Trusts — 0.09%
	Alexandria Real Estate Pfd, 7.00%	463,500	12,000,015

			12,000,015

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	TELECOMMUNICATION SERVICES — 0.13%
	Wireless Telecommunication Services — 0.13%
	Centaur Funding Corp. Pfd, 9.08%	15,000	18,684,375

			18,684,375

	TOTAL PREFERRED STOCK (Cost $278,633,959)		331,072,827

	ASSET BACKED SECURITIES — 0.58%
	COMMERCIAL MTG TRUST — 0.12%
	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.918%, 3/25/2034	$1,214,326	682,862
[d]	CVS Pass-Through Trust, 9.35%, 1/10/2023	15,000,000	16,390,335

			17,073,197

	OTHER ASSET BACKED — 0.20%
	Fairway Outdoor Funding, LLC, 8.835%, 10/15/2042	7,000,000	6,680,367
[c,d]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	4,000,000
	MIRAMAX, LLC, 10.00%, 10/20/2021	12,350,000	12,501,287
[c]	Northwind Holdings, LLC Floating Rate Note, 1.055%, 12/1/2037	4,112,500	3,783,500

			26,965,154

	RESIDENTIAL MTG TRUST — 0.26%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.539%, 12/20/2036	3,061,704	692,412
	Banc of America Mtg Securities, Inc., Series 2005-A Class B1 Floating Rate Note, 3.198%, 2/25/2035	4,295,540	339,035
	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.489%, 8/25/2033	381,767	343,462
	FBR Securitization Trust, Series 2005-2 Class M1, 0.913%, 9/25/2035	20,100,000	17,882,950
	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.515%, 8/25/2034	5,666,950	4,612,960
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.513%, 11/25/2035	7,039,004	6,437,885
	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.343%, 6/25/2036	4,900,746	4,715,700
	Structured Asset Security Corp., Series 2002-27A Class B1, 2.539%, 1/25/2033	1,838,763	454,489
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.616%, 2/25/2035	8,080,316	765,578
	Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1, 2.674%, 3/25/2035	6,462,487	318,738

			36,563,209

	TOTAL ASSET BACKED SECURITIES (Cost $96,994,113)		80,601,560

	CORPORATE BONDS — 8.43%
	BANKS — 0.44%
	Commercial Banks — 0.44%
[d,e]	Banco Pine SA, 8.75%, 1/6/2017	7,274,000	7,383,110
[d]	Emigrant Bancorp, 6.25%, 6/15/2014	16,958,000	16,576,445

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[d,e]	Groupe BPCE, 12.50%, 12/31/2049	10,211,000	12,380,837
	PNC Financial Services Group, Inc., 4.494%, 12/31/2049	10,000,000	9,945,000
	Provident Bank of Maryland, 9.50%, 5/1/2018	5,600,000	5,545,781
[e]	Royal Bank of Scotland Group plc, 6.10%, 6/10/2023	10,000,000	9,487,130

			61,318,303

	CAPITAL GOODS — 0.19%
	Industrial Conglomerates — 0.17%
[d]	Nesco LLC/Nesco Holdings Corp., 11.75%, 4/15/2017	4,000,000	4,340,000
	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	19,720,000
	Trading Companies & Distributors — 0.02%
	International Lease Finance Corp., 4.875%, 4/1/2015	2,000,000	2,032,500

			26,092,500

	CONSUMER SERVICES — 0.00%
	Hotels, Restaurants & Leisure — 0.00%
[d]	Seneca Nation Indians Capital Improvements Authority, 6.75%, 12/1/2013	390,000	389,528

			389,528

	DIVERSIFIED FINANCIALS — 0.79%
	Capital Markets — 0.06%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,670,280
	Consumer Finance — 0.22%
	Capital One Bank, 6.15%, 9/1/2016	25,000,000	27,897,800
	TMX Finance, LLC/TitleMax Finance Corp., 13.25%, 7/15/2015	2,500,000	2,681,250
	Diversified Financial Services — 0.51%
[d,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	20,100,000	20,301,000
	Citigroup, Inc., 5.00%, 9/15/2014	16,250,000	16,887,439
	JPMorgan Chase & Co., 7.90%, 12/31/2049	15,000,000	16,950,000
	National Rural Utilities CFC, 10.375%, 11/1/2018	5,000,000	6,927,355
	SquareTwo Financial Corp., 11.625%, 4/1/2017	8,850,000	9,071,250

			109,386,374

	ENERGY — 1.75%
	Energy Equipment & Services — 0.30%
[e]	Floatel International Ltd., 8.00%, 10/11/2017	15,500,000	16,197,500
	Nabors Industries, Inc., 9.25%, 1/15/2019	10,500,000	13,027,633
[d,e]	RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017	10,400,000	11,232,000
	Oil, Gas & Consumable Fuels — 1.45%
	Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015	10,779,000	10,240,050
[d]	DCP Midstream LLC, 9.75%, 3/15/2019	5,000,000	6,448,155
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	12,733,286
	Endeavour International Corp., 12.00%, 3/1/2018	5,100,000	4,896,000
[d]	Energy Transfer Partners LP, 1.00%, 11/1/2066	23,020,000	20,718,000
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	16,253,800
[d]	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	8,000,000	7,680,000
[d,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,290,000
[d]	Green Field Energy Services, 13.25%, 11/15/2016	16,000,000	16,560,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[d]	Green Field Energy Services Warrants, 13.25%, 11/15/2016	379,000	392,265
[d,e]	GS Caltex Corp., 7.25%, 7/2/2013	7,000,000	7,000,000
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	10,219,728
[d]	Linc Energy U.S.A./Linc Energy Finance, 12.50%, 10/31/2017	8,000,000	8,640,000
[d]	Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014	6,303,000	6,602,619
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	20,049,840
	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	10,129,520
[d,e]	Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,980,000
[e]	Petrobras Global Finance BV, 3.00%, 1/15/2019	4,000,000	3,715,544
	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	15,750,000
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	7,402,500
[d]	Woodside Finance Ltd., 8.125%, 3/1/2014	8,000,000	8,362,032

			241,520,472

	FOOD, BEVERAGE & TOBACCO — 0.18%
	Food Products — 0.07%
[d]	Harmony Foods Corp., 10.00%, 5/1/2016	8,913,000	9,380,933
	Tobacco — 0.11%
	Altria Group, Inc., 8.50%, 11/10/2013	4,000,000	4,109,568
	Altria Group, Inc., 9.70%, 11/10/2018	3,632,000	4,828,406
[d,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	6,698,825

			25,017,732

	HEALTH CARE EQUIPMENT & SERVICES — 0.18%
	Health Care Providers & Services — 0.18%
[d]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	23,500,000	24,557,500

			24,557,500

	INSURANCE — 1.23%
	Insurance — 1.23%
[d,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/31/2049	9,000,000	9,697,500
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,639,125
[d]	Liberty Mutual Group, Inc., 5.75%, 3/15/2014	1,000,000	1,027,842
[d]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	15,840,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,845,236
[d]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	2,746,180
[d,e]	Oil Insurance Ltd., 3.266%, 12/31/2049	4,000,000	3,458,544
[d]	Prudential Holdings, LLC, 8.695%, 12/18/2023	4,500,000	5,655,717
[d,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	42,240,000
	Transatlantic Holdings, Inc., 5.75%, 12/14/2015	14,647,000	16,084,310
[d,e]	White Mountains Re Group Ltd., 7.506%, 12/31/2049	28,590,000	29,496,532
[d]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	27,550,360
[d]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,341,900

			170,623,246

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	MATERIALS — 0.42%
	Construction Materials — 0.19%
[d,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,576,800
[d]	CEMEX Finance, LLC, 9.50%, 12/14/2016	10,000,000	10,575,000
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	14,600,928
	Containers & Packaging — 0.02%
[d]	Plastipak Holdings, Inc., 10.625%, 8/15/2019	2,250,000	2,475,000
	Metals & Mining — 0.21%
[d,e]	Anglo American Capital plc, 9.375%, 4/8/2014	3,500,000	3,710,105
[d]	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	9,000,000	8,865,000
[d,e]	FMG Resources Ltd., 8.25%, 11/1/2019	8,500,000	8,755,000
[d]	GTL Trade Finance, Inc., 7.25%, 10/20/2017	7,000,000	7,560,000

			58,117,833

	MEDIA — 0.36%
	Media — 0.36%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	6,261,935
[d,e]	Mood Media Corp., 9.25%, 10/15/2020	6,300,000	5,764,500
[d,e]	Nara Cable Funding Ltd., 8.875%, 12/1/2018	8,985,000	9,344,400
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	17,184,678
	Time Warner Cable, Inc., 8.25%, 2/14/2014	4,000,000	4,183,324
	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	6,990,000

			49,728,837

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.09%
	Life Sciences Tools & Services — 0.07%
[d]	BPA Laboratories, Inc., 12.25%, 4/1/2017	10,400,000	9,932,000
	Pharmaceuticals — 0.02%
	Tiers Inflation Linked Trust, Series Wyeth 2004-21 Trust Certificate CPI Floating Rate Note, 3.324%, 2/1/2014	3,000,000	3,036,090

			12,968,090

	RETAILING — 0.03%
	Specialty Retail — 0.03%
	Best Buy Co., Inc., 7.25%, 7/15/2013	4,000,000	4,005,000

			4,005,000

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.09%
	Semiconductors & Semiconductor Equipment — 0.09%
	KLA Tencor Corp., 6.90%, 5/1/2018	10,000,000	11,641,110

			11,641,110

	SOFTWARE & SERVICES — 0.11%
	Internet Software & Services — 0.11%
[d,e]	EAccess Ltd., 8.25%, 4/1/2018	5,600,000	6,132,000
[c]	Yahoo!, Inc., 6.65%, 8/10/2026	7,797,867	8,577,654

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			14,709,654

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.07%
	Computers & Peripherals — 0.07%
[d,e]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	10,000,000	10,150,000

			10,150,000

	TELECOMMUNICATION SERVICES — 1.31%
	Diversified Telecommunication Services — 1.21%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	36,277,137
	Level 3 Communications, Inc., 11.875%, 2/1/2019	6,000,000	6,795,000
	Level 3 Communications, Inc., 8.875%, 6/1/2019	9,000,000	9,360,000
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	10,019,061
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	3,020,699
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	93,749,083
[d,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	8,430,450
	Wireless Telecommunication Services — 0.10%
[d,e]	VimpelCom (UBS SA), 8.25%, 5/23/2016	4,500,000	4,916,250
[d,e]	VimpelCom Holdings BV, 7.504%, 3/1/2022	8,735,000	9,040,725

			181,608,405

	TRANSPORTATION — 0.18%
	Airlines — 0.15%
[d,e]	Air Canada, 9.25%, 8/1/2015	17,000,000	17,807,500
	US Airways, 6.25%, 10/22/2024	2,612,651	2,762,878
	Marine — 0.03%
[d]	Windsor Petroleum Transport Corp., 7.84%, 1/15/2021	7,615,202	4,721,037

			25,291,415

	UTILITIES — 1.01%
	Electric Utilities — 0.49%
	Alabama Power Capital Trust V, 3.384%, 10/1/2042	4,000,000	3,720,000
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	8,446,906
[d,e]	Enel Finance International SA, 6.25%, 9/15/2017	40,000,000	43,883,200
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	9,108,360
[d]	Great River Energy, 5.829%, 7/1/2017	1,300,796	1,411,326
[d]	Monongahela Power Co., 7.95%, 12/15/2013	2,000,000	2,062,576
	Independent Power Producers & Energy Traders — 0.14%
[d,e]	Inkia Energy Ltd., 8.375%, 4/4/2021	18,000,000	19,080,000
	Multi-Utilities — 0.38%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,710,430
	Black Hills Corp., 9.00%, 5/15/2014	4,500,000	4,789,543
[d]	Enogex, LLC, 6.25%, 3/15/2020	2,500,000	2,723,568
[d]	Enogex, LLC, 6.875%, 7/15/2014	2,000,000	2,083,958
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	23,232,700
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	10,448,914
	Sempra Energy, 8.90%, 11/15/2013	2,000,000	2,060,170

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			139,761,651

	TOTAL CORPORATE BONDS (Cost $1,005,830,502)		1,166,887,650

	CONVERTIBLE BONDS — 0.19%
	MATERIALS — 0.02%
	Metals & Mining — 0.02%
[d,e]	Jaguar Mining, Inc., 4.50%, 11/1/2014	11,000,000	2,750,000

			2,750,000

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.06%
	Semiconductors & Semiconductor Equipment — 0.06%
[e]	Trina Solar Ltd., 4.00%, 7/15/2013	8,500,000	8,404,375

			8,404,375

	TELECOMMUNICATION SERVICES — 0.11%
	Diversified Telecommunication Services — 0.11%
[d]	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	15,600,000	12,275,250
	Level 3 Communications, Inc., 7.00%, 3/15/2015	2,000,000	2,327,500

			14,602,750

	TOTAL CONVERTIBLE BONDS (Cost $33,544,736)		25,757,125

	WARRANTS — 0.01%
[b]	Green Field Energy Services	16,000	960,000

	TOTAL WARRANTS (Cost $627,343)		960,000

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,726,696
	Town of Victor, New York, 9.20%, 5/1/2014	410,000	415,666

	TOTAL MUNICIPAL BONDS (Cost $2,916,601)		3,142,362

	U.S. GOVERNMENT AGENCIES — 0.06%
[d]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,750,801

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,750,801

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	OTHER GOVERNMENT — 0.02%
[e]	Export-Import Bank of Korea, 8.125%, 1/21/2014	2,750,000	2,854,646

	TOTAL OTHER GOVERNMENT (Cost $2,748,639)		2,854,646

	FOREIGN BONDS — 1.58%
	BANKS — 0.15%
	Commercial Banks — 0.15%
[d]	Banco Santander Brasil SA (BRL), 8.00%, 3/18/2016	52,000,000	21,439,935

			21,439,935

	CONSUMER SERVICES — 0.14%
	Hotels, Restaurants & Leisure — 0.14%
[d]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	43,000,000	19,319,022

			19,319,022

	DIVERSIFIED FINANCIALS — 0.41%
	Capital Markets — 0.01%
	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	2,023,170
	Consumer Finance — 0.20%
[d]	Cash Store Financial (CAD), 11.50%, 1/31/2017	10,250,000	7,723,804
[d]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	12,000,000	19,962,463
	Diversified Financial Services — 0.20%
	Bank of America Corp. (BRL), 10.00%, 11/19/2014	6,500,000	2,854,774
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	2,193,179
	KFW (BRL), 5.375%, 9/14/2015	53,000,000	22,089,766

			56,847,156

	FOOD & STAPLES RETAILING — 0.15%
	Food & Staples Retailing — 0.15%
[d]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	12,000,000	18,342,652
	Wesfarmers Ltd. (AUD), 5.371%, 9/11/2014	2,000,000	1,867,516

			20,210,168

	FOOD, BEVERAGE & TOBACCO — 0.06%
	Beverages — 0.06%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	7,669,000	3,455,836
	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	10,000,000	4,526,408

			7,982,244

	INSURANCE — 0.12%
	Insurance — 0.12%
	ELM BV (AUD), 7.635%, 12/31/2049	10,500,000	9,797,903
	ELM BV (AUD), 3.96%, 12/31/2049	8,000,000	6,727,905

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			16,525,808

	MATERIALS — 0.06%
	Construction Materials — 0.06%
	CEMEX Finance, LLC (EUR), 9.625%, 12/14/2017	6,500,000	8,710,313

			8,710,313

	MEDIA — 0.03%
	Media — 0.03%
	News America Holdings (AUD), 8.625%, 2/7/2014	4,000,000	3,729,297

			3,729,297

	MISCELLANEOUS — 0.30%
	Miscellaneous — 0.30%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	10,486,925
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	65,401,000	31,215,213

			41,702,138

	SOFTWARE & SERVICES — 0.05%
	Internet Software & Services — 0.05%
	EAccess Ltd. (EUR), 8.375%, 4/1/2018	4,600,000	6,604,309

			6,604,309

	TRANSPORTATION — 0.07%
	Airlines — 0.07%
[c]	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	7,599,497	9,966,070

			9,966,070

	UTILITIES — 0.04%
	Electric Utilities — 0.04%
	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	5,351,021

			5,351,021

	TOTAL FOREIGN BONDS (Cost $239,820,644)		218,387,481

	OTHER SECURITIES — 0.58%
	Loan Participations — 0.58%
	Baker & Taylor Acquisitions, 12.00%, 9/19/2016	13,000,000	12,350,000
[d,e]	CEMEX Espana SA, 4.773%, 2/14/2014	3,373,420	3,305,952
[c]	Private Restaurants Properties, Inc., 9.00%, 3/1/2017	15,419,988	15,419,988
[c]	Synergy Aerospace Corp., 7.50%, 3/3/2015	26,000,000	25,935,000
	Texas Competitive Electric Holdings, LLC, 3.775%, 10/10/2014	6,793,227	4,861,437
	Texas Competitive Electric Holdings, LLC, 3.693%, 10/10/2014	13,876,634	9,930,535
	YP, LLC, 8.00%, 5/8/2018	8,000,000	7,886,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL OTHER SECURITIES (Cost $84,149,433)		79,689,552

SHORT TERM INVESTMENTS — 2.33%
Avery Dennison Corp., 0.28%, 7/1/2013	42,650,000	42,650,000
Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013 due 7/1/2013 repurchase price $50,000,958 collateralized by 7 U.S. Government debt securities and 7 corporate debt securities, having an average coupon of 4.11%, a minimum credit weighting of BBB-, maturity dates from 9/11/2017 to 5/1/2043, and having an aggregate market value of $53,104,347 at 6/28/2013	50,000,000	50,000,000
Consolidated Edison, Inc., 0.30%, 7/2/2013	30,000,000	29,999,750
Delmarva Power & Light Co., 0.25%, 7/1/2013	28,000,000	28,000,000
Hasbro, Inc., 0.25%, 7/1/2013	15,000,000	15,000,000
Kroger Co., 0.28%, 7/1/2013	7,000,000	7,000,000
NYSE Euronext, Inc., 0.23%, 7/1/2013	14,500,000	14,500,000
Oglethorpe Power Corp., 0.25%, 7/3/2013	26,845,000	26,844,627
Spectra Energy Capital, 0.30%, 7/1/2013	48,500,000	48,500,000
Spectra Energy Capital, 0.30%, 7/2/2013	30,000,000	29,999,750
Tyco Electronics Group S.A., 0.25%, 7/1/2013	25,000,000	25,000,000
Volkswagen Credit, Inc., 0.26%, 7/1/2013	5,640,000	5,640,000

TOTAL SHORT TERM INVESTMENTS (Cost $323,134,127)		323,134,127

TOTAL INVESTMENTS — 98.72% (Cost $12,454,436,764)		$13,671,067,700

OTHER ASSETS LESS LIABILITIES — 1.28%		177,486,199

NET ASSETS — 100.00%		$13,848,553,899

Footnote Legend

a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2012	Gross Additions	Gross Reductions	Shares/Principal June 30, 2013	Market Value June 30, 2013	Investment Income
Apollo Investment Corp.	14,179,200	734,757	1,597,957	13,316,000	$103,065,840	$8,162,240
Dynex Capital, Inc.	4,562,000	—	—	4,562,000	46,486,780	5,291,920
Invesco Mortgage Capital,Inc.	7,000,000	400,000	—	7,400,000	122,544,000	13,910,000
KKR Financial Holdings, LLC	12,400,000	1,925,990	1,795,990	12,530,000	132,191,500	9,095,715
KKR Financial Holdings, LLC, 7.5% 1/15/2017	22,750,000	—	22,750,000	—	—	301,912
MFA Financial, Inc.	20,555,000	1,595,000	1,550,000	20,600,000	174,070,000	23,009,500
Och-Ziff Capital Management Group, LLC*	6,280,000	1,555,000	—	7,835,000	81,797,400	8,432,157
Solar Capital Ltd.	3,750,000	175,000	—	3,925,000	90,628,250	6,960,000
Washington REIT**	3,975,000	—	—	—	—	—

Total non-controlled affiliated issuers - 5.42% of net assets					$750,783,770	$75,163,444

*Issuer not affiliated at September 30, 2012.

**Issuer not affiliated at June 30, 2013.

b Non-income producing.

c Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

d Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2013, the aggregate value of these securities in the Fund’s portfolio was $677,228,433, representing 4.89% of the Fund’s net assets.

e Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollars
BRL	Denominated in Brazilian Real
CAD	Denominated in Canadian Dollars
CMO	Collateralized Mortgage Obligation
CPI	Consumer Price Index
EUR	Denominated in Euros
FCB	Farm Credit Bank
GBP	Denominated in Great Britain Pounds
MFA	Mortgage Finance Authority
Mtg	Mortgage
Pfd	Preferred Stock
REIT	Real Estate Investment Trust

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	183,266,800	11/15/2013	166,010,613	$14,444,874	$—
Australian Dollar	Sell	72,630,600	11/15/2013	65,791,788	3,214,545	—
Euro	Sell	1,115,819,800	08/30/2013	1,452,770,263	7,837,855	—
Euro	Sell	142,390,900	08/30/2013	185,389,492	1,179,609	—
Euro	Sell	302,085,500	08/30/2013	393,307,980	161,405	—
Euro	Sell	19,608,000	08/30/2013	25,529,139	42,438	—
Euro	Sell	137,716,300	08/30/2013	179,303,276	—	(554,404)
Euro	Sell	82,325,100	08/30/2013	107,185,280	—	(1,927,700)
Great Britain Pound	Sell	11,846,400	10/08/2013	18,006,386	351,151	—
Great Britain Pound	Buy	30,563,900	10/08/2013	46,456,762	—	(1,453,374)
Great Britain Pound	Sell	206,899,100	10/08/2013	314,484,152	—	(1,466,503)
Swiss Franc	Sell	410,894,200	10/07/2013	435,406,510	—	(781,801)
Swiss Franc	Buy	66,745,200	10/07/2013	70,726,953	—	(1,186,680)
Swiss Franc	Buy	59,715,400	10/07/2013	63,277,783	—	(1,565,277)

Total					$27,231,877	$(8,935,739)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended June 30, 2013. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3
Assets
Investments in Securities*
Common Stock	$11,429,829,569	$11,429,829,569	$-	$-
Preferred Stock	331,072,827	235,784,803	61,688,024	33,600,000
Asset Backed Securities	80,601,560	-	72,818,060	7,783,500
Corporate Bonds	1,166,887,650	-	1,158,309,996	8,577,654
Convertible Bonds	25,757,125	-	25,757,125	-
Warrants	960,000	960,000	-	-
Municipal Bonds	3,142,362	-	3,142,362	-
U.S. Government Agencies	8,750,801	-	8,750,801	-
Other Government	2,854,646	-	2,854,646	-
Foreign Bonds	218,387,481	-	208,421,411	9,966,070
Other Securities	79,689,552	-	38,334,564	41,354,988

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	June 30, 2013 (Unaudited)

Short Term Investments	323,134,127	-	323,134,127	-

Total Investments in Securities	$13,671,067,700	$11,666,574,372	$1,903,211,116	$101,282,212

Other Financial Instruments**
Forward Currency Contracts	$27,231,877	$-	$27,231,877	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(8,935,739)	$-	$(8,935,739)	$-
Spot Currency	$(12,933)	$(12,933)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At June 30, 2013, industry classifications for Preferred Stock in Level 2 and Level 3 consist of $42,843,750 in Banks, $22,934,587 in Insurance, $10,825,312 in Miscellaneous, and $18,684,375 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at June 30, 2013.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2013 is as follows:

	Preferred Stock	Asset Backed Securities	Corporate Bonds	Foreign Bonds	Other Securities	Total
Beginning Balance 9/30/2012	$–	$8,652,910	$23,262,424	$11,648,180	$15,541,168	$59,104,682
Accrued Discounts (Premiums)	–	20,140	33,756	96,229	–	150,125
Net Realized Gain (Loss)	–	69,710	(12,878,811)	–	–	(12,809,101)
Gross Purchases	33,896,450	–	126,259	–	26,000,000	60,022,709
Gross Sales	–	(453,638)	(15,541,922)	–	(121,180)	(16,116,740)
Change in Unrealized Appreciation (Depreciation)	(296,450)	(505,622)	13,575,948	885,368	(65,000)	13,594,244
Transfers into Level 3(a)		–	–	–	–	–
Transfers out of Level 3(a)	–	–	–	(2,663,707)	–	(2,663,707)

Ending Balance 6/30/2013(b)	$33,600,000	$7,783,500	$8,577,654	$9,966,070	$41,354,988	$101,282,212

(a)

Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)

Level 3 investments represent 0.73% of total Net Assets at the period ended June 30, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.53%
	AUTOMOBILES & COMPONENTS — 3.68%
	Auto Components — 3.68%
	Delphi Automotive plc	311,500	$15,789,935

			15,789,935

	CAPITAL GOODS — 1.37%
	Trading Companies & Distributors — 1.37%
	Fly Leasing Ltd. ADR	347,674	5,858,307

			5,858,307

	COMMERCIAL & PROFESSIONAL SERVICES — 2.13%
	Commercial Services & Supplies — 2.13%
	Mineral Resources Ltd.	1,207,927	9,113,854

			9,113,854

	CONSUMER DURABLES & APPAREL — 3.27%
	Building Products — 3.27%
	Cyrela Brazil Realty S.A.	1,058,400	7,276,248
[a]	PDG Realty SA	7,128,000	6,740,350

			14,016,598

	CONSUMER SERVICES — 5.43%
	Hotels, Restaurants & Leisure — 5.43%
[a]	Galaxy Entertainment Group Ltd.	2,532,856	12,360,493
	Paradise Co. Ltd.	537,597	10,897,395

			23,257,888

	DIVERSIFIED FINANCIALS — 16.20%
	Capital Markets — 1.43%
	UBS AG	359,646	6,122,606
	Consumer Finance — 3.94%
	Capital One Financial Corp.	268,542	16,867,123
	Diversified Financial Services — 10.83%
	Bank of America Corp.	863,400	11,103,324
	Citigroup, Inc.	345,400	16,568,838
[a]	ING Groep N.V.	686,200	6,252,343
	KKR Financial Holdings, LLC	1,185,570	12,507,764

			69,421,998

	ENERGY — 4.43%
	Energy Equipment & Services — 2.20%
	Transocean Ltd.	196,600	9,426,970
	Oil, Gas & Consumable Fuels — 2.23%
[a]	Bankers Petroleum Ltd.	3,846,700	9,546,341

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

			18,973,311

	FOOD & STAPLES RETAILING — 2.97%
	Food & Staples Retailing — 2.97%
	Walgreen Co.	287,650	12,714,130

			12,714,130

	FOOD, BEVERAGE & TOBACCO — 2.31%
	Food Products — 2.31%
	BRF SA	456,900	9,920,812

			9,920,812

	MEDIA — 2.59%
	Media — 2.59%
[a]	Asian Pay Television Trust	13,664,793	9,163,767
	Television Broadcasts Ltd.	278,880	1,932,659

			11,096,426

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.36%
	Pharmaceuticals — 9.36%
	Roche Holding AG	33,740	8,394,368
[a]	Valeant Pharmaceuticals International, Inc.	292,117	25,145,431
	Zoetis, Inc.	213,150	6,584,204

			40,124,003

	REAL ESTATE — 2.86%
	Real Estate Investment Trusts — 2.86%
	Ryman Hospitality Properties, Inc.	313,689	12,237,008

			12,237,008

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.51%
	Semiconductors & Semiconductor Equipment — 2.51%
	Samsung Electronics Co. Ltd.	9,163	10,767,257

			10,767,257

	SOFTWARE & SERVICES — 12.53%
	Information Technology Services — 4.95%
[a]	InterXion Holding NV	811,936	21,215,888
	Internet Software & Services — 4.63%
[a]	Google, Inc.	22,545	19,847,941
	Software — 2.95%
	Microsoft Corp.	365,700	12,627,621

			53,691,450

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.54%
	Communications Equipment — 4.53%
[a]	EchoStar Corp.	495,641	19,384,520
	Computers & Peripherals — 3.01%
	Apple, Inc.	32,590	12,908,247

			32,292,767

	TELECOMMUNICATION SERVICES — 10.07%
	Diversified Telecommunication Services — 10.07%
[a]	Level 3 Communications, Inc.	967,126	20,387,016
	Telefonica Brasil SA ADR	670,800	15,307,656
	Telstra Corp. Ltd.	1,706,363	7,443,843

			43,138,515

	TRANSPORTATION — 4.28%
	Air Freight & Logistics — 2.74%
	TNT Express NV	1,565,100	11,738,413
	Transportation Infrastructure — 1.54%
	China Merchants Holdings International Co. Ltd.	2,124,346	6,614,573

			18,352,986

	TOTAL COMMON STOCK (Cost $340,459,169)		400,767,245

	EXCHANGE-TRADED FUND — 0.40%
[a]	SPDR Gold Trust	14,460	1,722,909

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,277,577)		1,722,909

	SHORT TERM INVESTMENTS — 5.14%
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 6/28/2013 due 7/1/2013, repurchase price $12,000,230 collateralized by 1 corporate debt security and 10 U. S. Government debt securities, having an average coupon of 2.80%, a minimum credit rating of BBB-, maturity dates from 4/1/2019 to 12/1/2036, and having an aggregate market value of $12,330,628 at 6/28/2013.	$12,000,000	12,000,000
	Tyco Electronics Group S.A., 0.26%, 7/1/2013	10,000,000	10,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $22,000,000)		22,000,000

	TOTAL INVESTMENTS — 99.07% (Cost $364,736,746)		$424,490,154

	OTHER ASSETS LESS LIABILITIES — 0.93%		3,994,585

	NET ASSETS — 100.00%		$428,484,739

Footnote Legend

a Non-income producing.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	9,111,600	11/15/2013	8,253,662	$718,166	$—
Australian Dollar	Sell	4,552,100	11/15/2013	4,123,480	201,470	—
Euro	Sell	18,877,700	08/08/2013	24,575,841	965,310	—
Euro	Sell	4,935,800	08/08/2013	6,425,647	102,393	—
Euro	Buy	2,464,600	08/08/2013	3,208,527	—	(79,077)
Euro	Sell	6,763,200	08/08/2013	8,804,639	—	(80,313)
Euro	Buy	2,573,600	08/08/2013	3,350,428	—	(85,817)
Swiss Franc	Buy	711,800	10/03/2013	754,226	15,921	—
Swiss Franc	Buy	1,514,000	10/03/2013	1,604,241	1,531	—
Swiss Franc	Sell	3,613,000	10/03/2013	3,828,350	—	(11,532)
Swiss Franc	Sell	1,835,200	10/03/2013	1,944,586	—	(71,856)

Total					$2,004,791	$(328,595)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $38,064,750. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	June 30, 2013 (Unaudited)

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$400,767,245	$400,767,245	$-	$-
Exchange-Traded Funds	1,722,909	1,722,909	-	-
Short Term Investments	22,000,000	-	22,000,000	-

Total Investments in Securities	$424,490,154	$402,490,154	$22,000,000	$-

Other Financial Instruments**
Forward Currency Contracts	$2,004,791	$-	$2,004,791	$-
Spot Currency	$2,344	$2,344	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(328,595)	$-	$(328,595)	$-
Spot Currency	$(1,962)	$(1,962)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.55%
	BANKS — 14.37%
	Commercial Banks — 14.37%
	Bancolombia S.A. ADR	191,372	$10,812,518
	Credicorp Ltd.	162,895	20,844,044
	Guaranty Trust Bank plc	48,579,570	7,263,173
	HDFC Bank Ltd. ADR	605,849	21,955,968
	PT Bank Mandiri	16,655,000	15,102,771
	Security Bank Corp.	3,842,940	13,450,290
	Siam Commercial Bank plc	3,764,404	20,876,269

			110,305,033

	CONSUMER DURABLES & APPAREL — 4.43%
	Household Durables — 2.15%
	TTK Prestige Ltd.	309,881	16,530,463
	Textiles, Apparel & Luxury Goods — 2.28%
	Prada S.p.A.	1,924,300	17,491,268

			34,021,731

	CONSUMER SERVICES — 16.57%
	Diversified Consumer Services — 2.95%
	Kroton Educacional S.A.	1,633,470	22,620,487
	Hotels, Restaurants & Leisure — 13.62%
[a]	Alsea SA	6,293,131	14,919,987
[a]	Bloomberry Resorts Corp.	47,336,351	9,861,740
[a]	Galaxy Entertainment Group Ltd.	3,085,037	15,055,170
	Herfy Food Services Co.	230,755	7,322,235
[a]	International Meal Co. Holdings S.A.	1,471,210	14,050,456
[a]	Jubilant FoodWorks Ltd.	781,080	13,774,873
	NagaCorp Ltd.	24,470,000	19,119,036
	Yum! Brands, Inc.	151,221	10,485,664

			127,209,648

	ENERGY — 4.87%
	Energy Equipment & Services — 1.47%
	Anton Oilfield Services Group	15,652,600	11,301,444
	Oil, Gas & Consumable Fuels — 3.40%
[a]	Coastal Energy Co.	1,018,477	13,296,272
[a]	Gran Tierra Energy, Inc.	2,096,803	12,799,729

			37,397,445

	FOOD & STAPLES RETAILING — 12.85%
	Food & Staples Retailing — 12.85%
	Bim Birlesik Magazalar A.S.	374,988	8,126,976
	Clicks Group Ltd.	1,893,132	10,625,233
	Eurocash SA	815,528	14,407,408
	Jeronimo Martins SGPS SA	831,097	17,514,293

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Magnit OJCS GDR	306,478	17,530,541
	PriceSmart, Inc.	141,268	12,379,315
	Puregold Price Club, Inc.	21,523,560	18,085,769

			98,669,535

	FOOD, BEVERAGE & TOBACCO — 7.23%
	Beverages — 4.34%
	Fomento Economico Mexicano SAB de CV	167,086	17,241,604
	Remy Cointreau SA	151,325	16,057,166
	Food Products — 2.89%
	Biostime International Holdings Ltd.	3,167,082	17,680,991
	Oldtown Berhad	5,159,800	4,491,043

			55,470,804

	HEALTH CARE EQUIPMENT & SERVICES — 2.05%
	Health Care Providers & Services — 2.05%
[a]	Qualicorp SA	2,081,800	15,767,325

			15,767,325

	HOUSEHOLD & PERSONAL PRODUCTS — 5.08%
	Household Products — 1.73%
	Colgate Palmolive Co.	231,400	13,256,906
	Personal Products — 3.35%
	Hengan International Group Co. Ltd.	1,194,700	12,938,906
	Prince Frog International Holdings Ltd.	18,475,631	12,791,838

			38,987,650

	MATERIALS — 2.14%
	Metals & Mining — 2.14%
	Southern Copper Corp.	593,647	16,396,530

			16,396,530

	MEDIA — 0.89%
	Media — 0.89%
	VGI Global Media PCL	1,783,360	6,842,490

			6,842,490

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.86%
	Pharmaceuticals — 1.86%
	China Medical System Holdings Ltd.	15,896,000	14,264,498

			14,264,498

	RETAILING — 3.52%
	Internet & Catalog Retail — 0.53%
[a]	Vipshop Holdings Ltd. ADR	138,294	4,032,653

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Multiline Retail — 2.99%
	PT Mitra Adiperkasa	22,005,285	15,520,100
	Robinson Department Store PCL	3,789,897	7,453,933

			27,006,686

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.81%
	Semiconductors & Semiconductor Equipment — 1.81%
	Hermes Microvision, Inc.	485,094	13,919,484

			13,919,484

	SOFTWARE & SERVICES — 10.16%
	Internet Software & Services — 8.23%
	MercadoLibre, Inc.	86,376	9,307,878
[a]	SINA Corp.	84,824	4,727,242
	Tencent Holdings Ltd.	575,303	22,563,956
[a]	Yandex NV	820,230	22,662,955
[a]	Youku Tudou, Inc. ADR	203,834	3,911,574
	Software — 1.93%
	Linx S.A.	916,800	14,791,404

			77,965,009

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.72%
	Communications Equipment — 2.76%
	Qualcomm, Inc.	347,565	21,229,270
	Electronic Equipment, Instruments & Components — 1.96%
	PT Erajaya Swasembada Tbk	48,963,296	15,046,655

			36,275,925

	TOTAL COMMON STOCK (Cost $713,806,490)		710,499,793

	CLOSED-END FUNDS — 1.29%
	TRANSPORTATION — 1.29%
[a]	BTS Rail Mass Transit Growth Infrastructure Fund	28,430,136	9,899,902

			9,899,902

	TOTAL CLOSED-END FUNDS (Cost $11,459,582)		9,899,902

	SHORT TERM INVESTMENTS — 3.52%
	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 06/28/2013, due 7/1/2013, repurchase price $22,000,422 collateralized by 2 corporate debt securities and 13 U.S. Government debt securities having an average coupon of 2.696%, a minimum credit rating of BBB-, maturity dates from 3/13/2015 to 12/1/2040, and having an aggregate market value of $22,615,028 at 6/28/2013	$22,000,000	22,000,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Hasbro, Inc., 0.25%, 7/1/2013	5,000,000	5,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $27,000,000)		27,000,000

TOTAL INVESTMENTS — 97.36% (Cost $752,266,072)		$747,399,695

OTHER ASSETS LESS LIABILITIES — 2.64%		20,258,829

NET ASSETS — 100.00%		$767,658,524

Footnote Legend

a Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt
EUR	Denominated in Euros
GDR	Global Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2013
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	3,270,500	07/10/2013	4,257,180	$50,036	$—
Euro	Sell	812,800	07/10/2013	1,058,014	43,029	—
Euro	Sell	651,800	07/10/2013	848,442	29,252	—
Euro	Sell	2,592,800	07/10/2013	3,375,024	23,619	—
Euro	Sell	2,786,700	07/10/2013	3,627,422	6,770	—
Euro	Sell	562,400	07/10/2013	732,071	4,954	—
Euro	Sell	900,000	07/10/2013	1,171,522	4,571	—
Euro	Sell	451,100	07/10/2013	587,193	2,815	—
Euro	Sell	1,484,500	07/10/2013	1,932,360	1,825	—
Euro	Sell	293,400	07/10/2013	381,916	1,769	—
Euro	Sell	758,000	07/10/2013	986,682	1,424	—
Euro	Sell	1,123,900	07/10/2013	1,462,970	—	(1,293)
Euro	Sell	1,593,600	07/10/2013	2,074,374	—	(1,722)
Euro	Sell	6,891,600	07/10/2013	8,970,732	—	(5,312)
Euro	Sell	3,700,600	07/10/2013	4,817,037	—	(16,470)
Euro	Sell	766,500	07/10/2013	997,746	—	(18,420)
Euro	Sell	3,761,300	07/10/2013	4,896,049	—	(51,044)
Euro	Sell	3,933,000	07/10/2013	5,119,550	—	(67,021)

Total					$170,064	$(161,282)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended June 30, 2013 was $14,820,435. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at June 30, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock(a)	$710,499,793	$675,327,101	$35,172,692	$-
Closed-End Funds(a)	9,899,902	-	9,899,902	-
Short Term Investments	27,000,000	-	27,000,000	-

Total Investments in Securities	$747,399,695	$675,327,101	$72,072,594	$-

Other Financial Instruments**
Forward Currency Contracts	$170,064	$-	$170,064	$-

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	June 30, 2013 (Unaudited)

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(161,282)	$-	$(161,282)	$-
Spot Currency	$(5,114)	$(5,114)	$-	$-

(a) At June 30, 2013, industry classifications for Common Stock and Closed-End Funds in Level 2 consist of $20,876,269 in Banks, $6,842,490 in Media, $7,453,933 in Retailing, and $9,899,902 in Transportation.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian J. McMahon

Brian J. McMahon

President and principal executive officer

Date: August 22, 2013

By:	/s/ Jason H. Brady

Jason H. Brady

Treasurer and principal financial officer

Date: August 22, 2013